Quarterly Report
March 31, 2021
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2021

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	2,016	$155,776
Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B	1,258	213,847
Apparel Retail - 1.4%
Ross Stores Inc.	3,241	388,628
Application Software - 2.4%
Adobe Inc. (a)	374	177,788
Intuit Inc.	136	52,096
salesforce.com Inc. (a)	1,941	411,240
Splunk Inc. (a)	329	44,573
		685,697
Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc.	1,027	76,542
Automotive Retail - 0.5%
O'Reilly Automotive Inc. (a)	309	156,740
Biotechnology - 0.8%
BioMarin Pharmaceutical Inc. (a)	1,242	93,783
Vertex Pharmaceuticals Inc. (a)	687	147,630
		241,413
Building Products - 1.8%
Allegion PLC	1,045	131,273
Trane Technologies PLC	2,239	370,689
		501,962
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	397	244,957
Comcast Corp., Class A	3,408	184,407
		429,364
Construction Materials - 0.9%
Martin Marietta Materials Inc.	751	252,201
Data Processing & Outsourced Services - 4.4%
Fidelity National Information Services Inc.	667	93,787
Mastercard Inc., Class A	878	312,612
PayPal Holdings Inc. (a)	683	165,860
Visa Inc., Class A	3,244	686,852
		1,259,111
Diversified Banks - 2.8%
JPMorgan Chase & Co.	5,248	798,903
Diversified Support Services - 0.6%
Cintas Corp.	505	172,362
Electric Utilities - 0.9%
NextEra Energy Inc.	3,328	251,630
Electronic Components - 2.5%
Amphenol Corp., Class A	4,168	274,963
Corning Inc.	10,363	450,894
		725,857
Electronic Equipment & Instruments - 0.7%
Keysight Technologies Inc. (a)	1,377	197,462
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.5%
Waste Management Inc.	3,321	$428,475
Financial Exchanges & Data - 1.6%
CME Group Inc.	1,235	252,224
MSCI Inc.	110	46,121
S&P Global Inc.	299	105,508
Tradeweb Markets Inc., Class A	842	62,308
		466,161
Footwear - 0.8%
NIKE Inc., Class B	1,632	216,876
Healthcare Equipment - 4.1%
Becton Dickinson & Co.	871	211,784
Boston Scientific Corp. (a)	13,519	522,509
Edwards Lifesciences Corp. (a)	1,558	130,311
Medtronic PLC	1,591	187,945
Zimmer Biomet Holdings Inc.	781	125,022
		1,177,571
Healthcare Services - 0.6%
Cigna Corp.	709	171,394
Home Improvement Retail - 2.1%
Lowe's Companies Inc.	2,705	514,437
The Home Depot Inc.	308	94,017
		608,454
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A	2,152	318,733
Household Products - 1.4%
Colgate-Palmolive Co.	1,358	107,051
The Procter & Gamble Co.	2,127	288,060
		395,111
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	798	108,392
Industrial Conglomerates - 2.1%
Honeywell International Inc.	2,248	487,973
Roper Technologies Inc.	282	113,742
		601,715
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	1,531	430,732
Industrial Machinery - 0.4%
Xylem Inc.	1,057	111,175
Insurance Brokers - 0.2%
Marsh & McLennan Companies Inc.	572	69,670
Integrated Oil & Gas - 0.9%
Chevron Corp.	1,495	156,661
Exxon Mobil Corp.	1,833	102,336
		258,997
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	802	74,586
Interactive Media & Services - 7.3%
Alphabet Inc., Class C (a)	205	424,069

See accompanying notes to schedule of investments.

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Alphabet Inc., Class A (a)	442	$911,634
Facebook Inc., Class A (a)	2,528	744,572
		2,080,275
Internet & Direct Marketing Retail - 4.7%
Amazon.com Inc. (a)(b)	429	1,327,360
Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	1,587	103,441
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	387	106,909
Life & Health Insurance - 0.2%
Lincoln National Corp.	702	43,714
Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	1,732	334,519
Managed Healthcare - 2.0%
Centene Corp. (a)	3,701	236,531
UnitedHealth Group Inc.	896	333,375
		569,906
Movies & Entertainment - 2.3%
Netflix Inc. (a)	347	181,016
The Walt Disney Co. (a)	2,592	478,276
		659,292
Multi-Line Insurance - 0.3%
American International Group Inc.	1,748	80,775
Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	1,298	331,600
Multi-Utilities - 1.6%
Sempra Energy	3,487	462,306
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	2,695	73,277
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	5,538	293,348
Pioneer Natural Resources Co.	650	103,233
		396,581
Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	6,689	391,507
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	424	123,320
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	3,264	206,056
Elanco Animal Health Inc. (a)	6,165	181,559
Johnson & Johnson	937	153,996
Merck & Company Inc.	6,341	488,828
Viatris Inc. (a)	7,840	109,525
		1,139,964
Property & Casualty Insurance - 1.1%
Chubb Ltd.	1,955	308,831
	Number of Shares	Fair Value
Railroads - 0.7%
Union Pacific Corp.	894	$197,047
Regional Banks - 3.0%
First Republic Bank	2,225	371,019
Regions Financial Corp.	15,813	326,696
SVB Financial Group (a)	332	163,895
		861,610
Restaurants - 0.6%
McDonald's Corp.	797	178,640
Semiconductor Equipment - 1.9%
Applied Materials Inc.	4,042	540,011
Semiconductors - 4.1%
NVIDIA Corp.	595	317,688
QUALCOMM Inc.	3,450	457,436
Texas Instruments Inc.	2,123	401,226
		1,176,350
Soft Drinks - 0.8%
PepsiCo Inc.	1,664	235,373
Specialized REITs - 1.3%
American Tower Corp.	1,573	376,041
Specialty Chemicals - 0.6%
DuPont de Nemours Inc.	823	63,602
Ecolab Inc.	219	46,881
PPG Industries Inc.	330	49,586
		160,069
Systems Software - 6.6%
Microsoft Corp.	6,869	1,619,504
Oracle Corp.	2,320	162,794
ServiceNow Inc. (a)	214	107,024
		1,889,322
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	10,754	1,313,601
Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	1,252	412,296
Trucking - 0.1%
Lyft Inc., Class A (a)	417	26,346
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	696	87,202
Total Common Stock (Cost $16,506,635)		27,933,022
Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (c)(d) (Cost $563,532)	563,532	563,532
Total Investments (Cost $17,070,167)		28,496,554
Liabilities in Excess of Other Assets, net - (0.0)%*		(11,614)
NET ASSETS - 100.0%		$28,484,940

See accompanying notes to schedule of investments.

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2021	1	$194,352	$198,370	$4,018
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.
*	Less than 0.05%.
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street U.S. Equity V.I.S. Fund	Investments in Securities
	Common Stock	$27,933,022	$—	$—	$27,933,022
	Short-Term Investments	563,532	—	—	563,532
	Total Investments in Securities	$28,496,554	$—	$—	$28,496,554
	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$4,018	$—	$—	$4,018

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	582,660	$582,660	$1,154,896	$1,174,024	$—	$—	563,532	$563,532	$54
See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.1% †
Advertising - 0.1%
Omnicom Group Inc.	1,323	$98,101
The Interpublic Group of Companies Inc.	2,061	60,181
		158,282
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,286	233,486
Howmet Aerospace Inc.	2,272	72,999
Huntington Ingalls Industries Inc.	200	41,170
L3Harris Technologies Inc.	1,168	236,730
Lockheed Martin Corp.	1,402	518,039
Northrop Grumman Corp.	857	277,360
Raytheon Technologies Corp.	8,642	667,767
Teledyne Technologies Inc. (a)	200	82,730
Textron Inc.	1,311	73,521
The Boeing Co.	3,033	772,566
TransDigm Group Inc. (a)	301	176,964
		3,153,332
Agricultural & Farm Machinery - 0.4%
Deere & Co.	1,770	662,228
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,171	180,747
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	787	75,104
Expeditors International of Washington Inc.	1,032	111,136
FedEx Corp.	1,378	391,407
United Parcel Service Inc., Class B	4,096	696,279
		1,273,926
Airlines - 0.3%
Alaska Air Group Inc.	700	48,447
American Airlines Group Inc.	2,398	57,312
Delta Air Lines Inc.	3,506	169,270
Southwest Airlines Co.	3,202	195,514
United Airlines Holdings Inc. (a)	1,450	83,433
		553,976
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	5,933	79,206
Apparel Retail - 0.4%
L Brands Inc.	1,225	75,778
Ross Stores Inc.	2,026	242,938
The Gap Inc. (a)	1,215	36,183
The TJX Companies Inc.	6,778	448,365
		803,264
Apparel, Accessories & Luxury Goods - 0.2%
Hanesbrands Inc.	1,711	33,655
PVH Corp.	407	43,020
Ralph Lauren Corp.	270	33,253
Tapestry Inc.	1,589	65,483
Under Armour Inc., Class A (a)	500	11,080
Under Armour Inc., Class C (a)	1,012	18,681
VF Corp.	1,741	139,141
		344,313
	Number of Shares	Fair Value
Application Software - 2.2%
Adobe Inc. (a)(b)	2,717	$1,291,580
ANSYS Inc. (a)	471	159,933
Autodesk Inc. (a)	1,248	345,883
Cadence Design Systems Inc. (a)	1,543	211,376
Citrix Systems Inc.	707	99,235
Intuit Inc.	1,474	564,630
Paycom Software Inc. (a)	300	111,018
salesforce.com Inc. (a)	5,181	1,097,698
Synopsys Inc. (a)	843	208,879
Tyler Technologies Inc. (a)	200	84,906
		4,175,138
Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	676	157,136
BlackRock Inc.	809	609,954
Franklin Resources Inc.	830	24,568
Invesco Ltd.	2,050	51,701
Northern Trust Corp.	1,192	125,291
State Street Corp. (c)	1,906	160,123
T Rowe Price Group Inc.	1,310	224,796
The Bank of New York Mellon Corp.	4,519	213,704
		1,567,273
Auto Parts & Equipment - 0.1%
Aptiv PLC	1,487	205,057
BorgWarner Inc.	1,447	67,083
		272,140
Automobile Manufacturers - 1.9%
Ford Motor Co. (a)	22,137	271,178
General Motors Co.	7,231	415,493
Tesla Inc. (a)	4,306	2,876,107
		3,562,778
Automotive Retail - 0.3%
Advance Auto Parts Inc.	401	73,580
AutoZone Inc. (a)	128	179,750
CarMax Inc. (a)	994	131,864
O'Reilly Automotive Inc. (a)	415	210,509
		595,703
Biotechnology - 1.8%
AbbVie Inc. (b)	9,955	1,077,330
Alexion Pharmaceuticals Inc. (a)	1,204	184,104
Amgen Inc.	3,218	800,671
Biogen Inc. (a)	855	239,186
Gilead Sciences Inc.	7,108	459,390
Incyte Corp. (a)	1,122	91,185
Regeneron Pharmaceuticals Inc. (a)	611	289,088
Vertex Pharmaceuticals Inc. (a)	1,492	320,616
		3,461,570
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	1,078	55,140
Broadcasting - 0.2%
Discovery Inc. (a)	806	35,029
Discovery Inc., Class C (a)	1,640	60,500
Fox Corp., Class A	2,113	76,300
Fox Corp., Class B	740	25,848

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
ViacomCBS Inc., Class B	3,236	$145,944
		343,621
Building Products - 0.5%
Allegion PLC	533	66,956
AO Smith Corp.	798	53,953
Carrier Global Corp.	4,670	197,167
Fortune Brands Home & Security Inc.	799	76,560
Johnson Controls International PLC	4,096	244,408
Masco Corp.	1,624	97,278
Trane Technologies PLC	1,375	227,645
		963,967
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	782	482,510
Comcast Corp., Class A	25,974	1,405,453
DISH Network Corp., Class A (a)	1,581	57,232
		1,945,195
Casinos & Gaming - 0.2%
Caesars Entertainment Inc. (a)	1,071	93,659
Las Vegas Sands Corp.	1,739	105,662
MGM Resorts International	2,500	94,975
Penn National Gaming Inc. (a)	755	79,154
Wynn Resorts Ltd.	481	60,303
		433,753
Commodity Chemicals - 0.2%
Dow Inc.	4,148	265,223
LyondellBasell Industries N.V., Class A	1,538	160,029
		425,252
Communications Equipment - 0.8%
Arista Networks Inc. (a)	282	85,133
Cisco Systems Inc.	23,915	1,236,645
F5 Networks Inc. (a)	353	73,643
Juniper Networks Inc.	1,889	47,848
Motorola Solutions Inc.	925	173,946
		1,617,215
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,317	151,205
Construction & Engineering - 0.0% *
Quanta Services Inc.	784	68,976
Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	3,087	715,783
Cummins Inc.	815	211,174
PACCAR Inc.	1,990	184,911
Westinghouse Air Brake Technologies Corp.	1,025	81,139
		1,193,007
Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	109,813
Vulcan Materials Co.	795	134,156
		243,969
Consumer Electronics - 0.1%
Garmin Ltd.	800	105,480
	Number of Shares	Fair Value
Consumer Finance - 0.6%
American Express Co.	3,719	$526,015
Capital One Financial Corp.	2,653	337,541
Discover Financial Services	1,677	159,298
Synchrony Financial	2,866	116,532
		1,139,386
Copper - 0.1%
Freeport-McMoRan Inc. (a)	8,021	264,132
Data Processing & Outsourced Services - 4.0%
Automatic Data Processing Inc.	2,426	457,228
Broadridge Financial Solutions Inc.	662	101,352
Fidelity National Information Services Inc.	3,534	496,916
Fiserv Inc. (a)	3,225	383,904
FleetCor Technologies Inc. (a)	439	117,928
Global Payments Inc.	1,696	341,880
Jack Henry & Associates Inc.	437	66,302
Mastercard Inc., Class A	4,918	1,751,054
Paychex Inc.	1,829	179,278
PayPal Holdings Inc. (a)	6,617	1,606,872
The Western Union Co.	2,524	62,242
Visa Inc., Class A	9,520	2,015,670
		7,580,626
Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	994	68,556
Constellation Brands Inc., Class A	951	216,828
		285,384
Distributors - 0.1%
Genuine Parts Co.	797	92,125
LKQ Corp. (a)	1,180	49,950
Pool Corp.	200	69,048
		211,123
Diversified Banks - 3.4%
Bank of America Corp.	42,591	1,647,846
Citigroup Inc.	11,877	864,052
JPMorgan Chase & Co.	17,144	2,609,831
U.S. Bancorp	7,900	436,949
Wells Fargo & Co.	23,078	901,657
		6,460,335
Diversified Chemicals - 0.1%
Eastman Chemical Co.	817	89,968
Diversified Support Services - 0.2%
Cintas Corp.	508	173,385
Copart Inc. (a)	1,178	127,943
		301,328
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	4,099	225,035
Electric Utilities - 1.7%
Alliant Energy Corp.	1,400	75,824
American Electric Power Company Inc.	2,919	247,239
Duke Energy Corp.	4,215	406,874
Edison International	2,230	130,678
Entergy Corp.	1,147	114,092
Evergy Inc.	1,388	82,628

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Eversource Energy	1,971	$170,669
Exelon Corp.	5,634	246,431
FirstEnergy Corp.	3,108	107,817
NextEra Energy Inc.	11,193	846,303
NRG Energy Inc.	1,518	57,274
Pinnacle West Capital Corp.	700	56,945
PPL Corp.	4,631	133,558
The Southern Co.	5,990	372,338
Xcel Energy Inc.	2,897	192,679
		3,241,349
Electrical Components & Equipment - 0.6%
AMETEK Inc.	1,249	159,535
Eaton Corporation PLC	2,225	307,673
Emerson Electric Co.	3,466	312,702
Generac Holdings Inc. (a)	324	106,094
Rockwell Automation Inc.	635	168,554
		1,054,558
Electronic Components - 0.2%
Amphenol Corp., Class A	3,304	217,965
Corning Inc.	4,347	189,138
		407,103
Electronic Equipment & Instruments - 0.2%
FLIR Systems Inc.	736	41,562
Keysight Technologies Inc. (a)	1,000	143,400
Trimble Inc. (a)	1,400	108,906
Zebra Technologies Corp., Class A (a)	300	145,554
		439,422
Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	37,758
TE Connectivity Ltd.	1,854	239,370
		277,128
Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,215	120,710
Rollins Inc.	1,200	41,304
Waste Management Inc.	2,203	284,231
		446,245
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	56,725
Corteva Inc.	4,217	196,597
FMC Corp.	758	83,842
The Mosaic Co.	2,054	64,927
		402,091
Financial Exchanges & Data - 1.0%
Cboe Global Markets Inc.	663	65,431
CME Group Inc.	2,015	411,523
Intercontinental Exchange Inc.	3,186	355,813
MarketAxess Holdings Inc.	228	113,526
Moody's Corp.	903	269,645
MSCI Inc.	475	199,158
Nasdaq Inc.	691	101,895
S&P Global Inc.	1,361	480,256
		1,997,247
Food Distributors - 0.1%
Sysco Corp.	2,842	223,779
Food Retail - 0.1%
The Kroger Co.	4,256	153,173
	Number of Shares	Fair Value
Footwear - 0.5%
NIKE Inc., Class B	7,071	$939,665
Gas Utilities - 0.0% *
Atmos Energy Corp.	700	69,195
General Merchandise Stores - 0.5%
Dollar General Corp.	1,383	280,224
Dollar Tree Inc. (a)	1,351	154,635
Target Corp.	2,840	562,519
		997,378
Gold - 0.1%
Newmont Corp.	4,507	271,637
Health Care REITs - 0.2%
Healthpeak Properties Inc.	3,274	103,917
Ventas Inc.	2,129	113,561
Welltower Inc.	2,320	166,181
		383,659
Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	913	107,798
Cardinal Health Inc.	1,681	102,121
Henry Schein Inc. (a)	863	59,754
McKesson Corp.	930	181,387
		451,060
Healthcare Equipment - 3.3%
Abbott Laboratories (b)	10,036	1,202,714
ABIOMED Inc. (a)(b)	272	86,695
Baxter International Inc.	2,923	246,526
Becton Dickinson & Co.	1,627	395,605
Boston Scientific Corp. (a)	7,745	299,344
Danaher Corp.	3,611	812,764
DexCom Inc. (a)	562	201,977
Edwards Lifesciences Corp. (a)	3,464	289,729
Hologic Inc. (a)	1,500	111,570
IDEXX Laboratories Inc. (a)	490	239,762
Intuitive Surgical Inc. (a)	668	493,612
Medtronic PLC	7,695	909,010
ResMed Inc.	795	154,246
STERIS PLC	500	95,240
Stryker Corp.	1,837	447,456
Teleflex Inc.	260	108,020
Varian Medical Systems Inc. (a)	534	94,267
Zimmer Biomet Holdings Inc.	1,187	190,015
		6,378,552
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,527	287,595
Universal Health Services Inc., Class B	483	64,428
		352,023
Healthcare Services - 0.7%
Cigna Corp.	1,945	470,184
CVS Health Corp.	7,487	563,247
DaVita Inc. (a)	358	38,582
Laboratory Corporation of America Holdings (a)	529	134,911
Quest Diagnostics Inc.	800	102,672
		1,309,596

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Healthcare Supplies - 0.3%
Align Technology Inc. (a)	361	$195,492
DENTSPLY SIRONA Inc.	1,277	81,486
The Cooper Companies Inc.	257	98,711
West Pharmaceutical Services Inc.	450	126,801
		502,490
Healthcare Technology - 0.1%
Cerner Corp.	1,756	126,221
Home Building - 0.3%
D.R. Horton Inc.	1,899	169,239
Lennar Corp., Class A	1,653	167,333
NVR Inc. (a)	20	94,219
PulteGroup Inc.	1,535	80,495
		511,286
Home Furnishings - 0.1%
Leggett & Platt Inc.	775	35,379
Mohawk Industries Inc. (a)	331	63,654
		99,033
Home Improvement Retail - 1.4%
Lowe's Companies Inc.	4,189	796,664
The Home Depot Inc.	6,104	1,863,246
		2,659,910
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc.	4,517	76,111
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings Inc. (a)	233	542,853
Carnival Corp.	4,167	110,592
Expedia Group Inc.	764	131,500
Hilton Worldwide Holdings Inc.	1,515	183,194
Marriott International Inc., Class A	1,497	221,720
Norwegian Cruise Line Holdings Ltd. (a)	1,500	41,385
Royal Caribbean Cruises Ltd.	1,063	91,003
		1,322,247
Household Appliances - 0.0% *
Whirlpool Corp.	359	79,106
Household Products - 1.5%
Church & Dwight Company Inc.	1,423	124,299
Colgate-Palmolive Co.	4,883	384,927
Kimberly-Clark Corp.	1,887	262,388
The Clorox Co.	684	131,930
The Procter & Gamble Co.	13,810	1,870,288
		2,773,832
Housewares & Specialties - 0.0% *
Newell Brands Inc.	2,334	62,505
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	575	44,890
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	2,483	875,208
Walmart Inc.	7,845	1,065,586
		1,940,794
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	3,956	$106,060
Industrial Conglomerates - 1.2%
3M Co.	3,304	636,615
General Electric Co.	49,754	653,270
Honeywell International Inc.	3,878	841,798
Roper Technologies Inc.	601	242,407
		2,374,090
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,232	346,611
Linde PLC	2,913	816,048
		1,162,659
Industrial Machinery - 0.8%
Dover Corp.	806	110,527
Fortive Corp.	1,849	130,613
IDEX Corp.	455	95,241
Illinois Tool Works Inc.	1,607	355,983
Ingersoll Rand Inc. (a)	2,211	108,803
Otis Worldwide Corp.	2,285	156,408
Parker-Hannifin Corp.	738	232,787
Pentair PLC	953	59,391
Snap-on Inc.	282	65,069
Stanley Black & Decker Inc.	929	185,493
Xylem Inc.	1,095	115,172
		1,615,487
Industrial REITs - 0.3%
Duke Realty Corp.	2,291	96,062
Prologis Inc.	4,212	446,472
		542,534
Insurance Brokers - 0.5%
Aon PLC, Class A	989	227,579
Arthur J Gallagher & Co.	1,027	128,139
Marsh & McLennan Companies Inc.	2,896	352,733
Willis Towers Watson PLC	1,104	252,683
		961,134
Integrated Oil & Gas - 1.4%
Chevron Corp.	10,895	1,141,687
Exxon Mobil Corp.	23,951	1,337,184
Occidental Petroleum Corp.	4,649	123,757
		2,602,628
Integrated Telecommunication Services - 1.4%
AT&T Inc.	40,346	1,221,273
Verizon Communications Inc.	23,358	1,358,268
		2,579,541
Interactive Home Entertainment - 0.4%
Activision Blizzard Inc. (b)	4,428	411,804
Electronic Arts Inc.	1,598	216,321
Take-Two Interactive Software Inc. (a)	691	122,100
		750,225
Interactive Media & Services - 5.8%
Alphabet Inc., Class C (a)	1,620	3,351,181
Alphabet Inc., Class A (a)	1,691	3,487,721
Facebook Inc., Class A (a)	13,528	3,984,402

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Twitter Inc. (a)	4,551	$289,580
		11,112,884
Internet & Direct Marketing Retail - 4.1%
Amazon.com Inc. (a)	2,415	7,472,203
eBay Inc.	3,486	213,483
Etsy Inc. (a)	700	141,169
		7,826,855
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	994	101,288
VeriSign Inc. (a)	543	107,927
		209,215
Investment Banking & Brokerage - 1.0%
Morgan Stanley	8,186	635,725
Raymond James Financial Inc.	680	83,341
The Charles Schwab Corp.	8,370	545,556
The Goldman Sachs Group Inc.	1,952	638,304
		1,902,926
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A (b)	3,569	985,936
Cognizant Technology Solutions Corp., Class A	2,986	233,266
DXC Technology Co.	1,457	45,546
Gartner Inc. (a)	537	98,029
International Business Machines Corp.	5,056	673,763
		2,036,540
Leisure Products - 0.0% *
Hasbro Inc.	796	76,512
Life & Health Insurance - 0.4%
Aflac Inc.	3,566	182,508
Globe Life Inc.	457	44,160
Lincoln National Corp.	863	53,739
MetLife Inc.	4,087	248,449
Principal Financial Group Inc.	1,311	78,608
Prudential Financial Inc.	2,205	200,875
Unum Group	1,164	32,394
		840,733
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc.	1,722	218,935
Bio-Rad Laboratories Inc., Class A (a)	100	57,117
Illumina Inc. (a)	803	308,400
IQVIA Holdings Inc. (a)	1,103	213,033
Mettler-Toledo International Inc. (a)	137	158,330
PerkinElmer Inc.	641	82,234
Thermo Fisher Scientific Inc.	2,242	1,023,204
Waters Corp. (a)	384	109,121
		2,170,374
Managed Healthcare - 1.6%
Anthem Inc.	1,412	506,837
Centene Corp. (a)	3,195	204,193
Humana Inc.	704	295,152
UnitedHealth Group Inc.	5,304	1,973,459
		2,979,641
	Number of Shares	Fair Value
Metal & Glass Containers - 0.1%
Ball Corp.	1,882	$159,481
Movies & Entertainment - 1.7%
Live Nation Entertainment Inc. (a)	800	67,720
Netflix Inc. (a)	2,503	1,305,715
The Walt Disney Co. (a)	10,271	1,895,205
		3,268,640
Multi-Line Insurance - 0.2%
American International Group Inc.	4,776	220,699
Assurant Inc.	339	48,060
The Hartford Financial Services Group Inc.	1,931	128,971
		397,730
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	10,712	2,736,595
Multi-Utilities - 0.8%
Ameren Corp.	1,442	117,321
CenterPoint Energy Inc.	2,964	67,134
CMS Energy Corp.	1,749	107,074
Consolidated Edison Inc.	1,879	140,549
Dominion Energy Inc.	4,607	349,948
DTE Energy Co.	1,080	143,791
NiSource Inc.	2,515	60,637
Public Service Enterprise Group Inc.	2,905	174,910
Sempra Energy	1,700	225,386
WEC Energy Group Inc.	1,835	171,738
		1,558,488
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	115,010
Boston Properties Inc.	798	80,806
Vornado Realty Trust	811	36,811
		232,627
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	75,224
Halliburton Co.	4,615	99,038
NOV Inc.	2,046	28,071
Schlumberger N.V.	7,704	209,472
		411,805
Oil & Gas Exploration & Production - 0.6%
APA Corp.	2,348	42,029
Cabot Oil & Gas Corp.	2,380	44,696
ConocoPhillips	7,758	410,941
Devon Energy Corp.	2,184	47,721
Diamondback Energy Inc.	905	66,509
EOG Resources Inc.	3,304	239,639
Hess Corp.	1,531	108,334
Marathon Oil Corp.	4,302	45,945
Pioneer Natural Resources Co.	1,009	160,249
		1,166,063
Oil & Gas Refining & Marketing - 0.3%
HollyFrontier Corp.	900	32,202
Marathon Petroleum Corp.	3,727	199,357
Phillips 66	2,502	204,013

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Valero Energy Corp.	2,188	$156,661
		592,233
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	11,109	184,965
ONEOK Inc.	2,408	121,989
The Williams Companies Inc.	6,951	164,669
		471,623
Packaged Foods & Meats - 0.9%
Campbell Soup Co.	1,076	54,090
Conagra Brands Inc.	2,954	111,070
General Mills Inc.	3,499	214,559
Hormel Foods Corp.	1,608	76,830
Kellogg Co.	1,586	100,394
Lamb Weston Holdings Inc.	868	67,253
McCormick & Company Inc.	1,510	134,632
Mondelez International Inc., Class A	8,128	475,732
The Hershey Co.	789	124,788
The JM Smucker Co.	653	82,624
The Kraft Heinz Co.	3,828	153,120
Tyson Foods Inc., Class A	1,766	131,214
		1,726,306
Paper Packaging - 0.3%
Amcor PLC	8,803	102,819
Avery Dennison Corp.	492	90,356
International Paper Co.	2,215	119,765
Packaging Corporation of America	498	66,971
Sealed Air Corp.	931	42,658
Westrock Co.	1,358	70,684
		493,253
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,306	379,850
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	12,481	787,925
Catalent Inc. (a)	1,000	105,310
Eli Lilly & Co.	4,474	835,833
Johnson & Johnson	14,762	2,426,135
Merck & Company Inc.	14,318	1,103,774
Perrigo Company PLC	807	32,659
Pfizer Inc.	31,455	1,139,615
Viatris Inc. (a)	7,112	99,355
Zoetis Inc.	2,689	423,464
		6,954,070
Property & Casualty Insurance - 0.7%
Chubb Ltd.	2,556	403,771
Cincinnati Financial Corp.	923	95,152
Loews Corp.	1,324	67,895
The Allstate Corp.	1,790	205,671
The Progressive Corp.	3,416	326,604
The Travelers Companies Inc.	1,459	219,434
WR Berkley Corp.	878	66,157
		1,384,684
Publishing - 0.0% *
News Corp., Class A	2,096	53,301
Railroads - 0.9%
CSX Corp.	4,352	419,620
	Number of Shares	Fair Value
Kansas City Southern	528	$139,350
Norfolk Southern Corp.	1,423	382,104
Union Pacific Corp.	3,733	822,790
		1,763,864
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,921	151,970
Regional Banks - 1.1%
Citizens Financial Group Inc.	2,500	110,375
Comerica Inc.	848	60,835
Fifth Third Bancorp	3,893	145,793
First Republic Bank	1,036	172,753
Huntington Bancshares Inc.	6,083	95,625
KeyCorp	5,765	115,185
M&T Bank Corp.	690	104,611
People's United Financial Inc.	2,459	44,016
Regions Financial Corp.	5,743	118,650
SVB Financial Group (a)	300	148,098
The PNC Financial Services Group Inc.	2,411	422,913
Truist Financial Corp.	7,568	441,366
Zions Bancorp NA	1,000	54,960
		2,035,180
Reinsurance - 0.0% *
Everest Re Group Ltd.	200	49,562
Research & Consulting Services - 0.4%
Equifax Inc.	644	116,648
IHS Markit Ltd.	2,131	206,238
Jacobs Engineering Group Inc.	664	85,835
Leidos Holdings Inc.	800	77,024
Nielsen Holdings PLC	2,328	58,549
Verisk Analytics Inc.	895	158,138
		702,432
Residential REITs - 0.3%
AvalonBay Communities Inc.	800	147,608
Equity Residential	1,930	138,246
Essex Property Trust Inc.	337	91,610
Mid-America Apartment Communities Inc.	700	101,052
UDR Inc.	1,639	71,887
		550,403
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	160	227,331
Darden Restaurants Inc.	782	111,044
Domino's Pizza Inc.	200	73,558
McDonald's Corp.	4,197	940,715
Starbucks Corp.	6,722	734,513
Yum! Brands Inc.	1,732	187,368
		2,274,529
Retail REITs - 0.3%
Federal Realty Investment Trust	394	39,971
Kimco Realty Corp.	2,477	46,444
Realty Income Corp.	2,000	127,000
Regency Centers Corp.	999	56,653
Simon Property Group Inc.	1,862	211,840
		481,908
Semiconductor Equipment - 0.9%
Applied Materials Inc.	5,170	690,712

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Enphase Energy Inc. (a)	700	$113,512
KLA Corp.	885	292,404
Lam Research Corp.	819	487,502
Teradyne Inc.	1,000	121,680
		1,705,810
Semiconductors - 4.6%
Advanced Micro Devices Inc. (a)	6,883	540,316
Analog Devices Inc.	1,529	237,117
Broadcom Inc.	2,307	1,069,664
Intel Corp.	22,759	1,456,576
Maxim Integrated Products Inc.	2,625	239,846
Microchip Technology Inc.	1,451	225,224
Micron Technology Inc. (a)	6,376	562,427
Monolithic Power Systems Inc.	200	70,642
NVIDIA Corp.	3,511	1,874,628
NXP Semiconductors NV	1,515	305,030
Qorvo Inc. (a)	600	109,620
QUALCOMM Inc.	6,470	857,857
Skyworks Solutions Inc.	904	165,866
Texas Instruments Inc.	5,169	976,889
Xilinx Inc.	1,405	174,080
		8,865,782
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	2,033	185,186
PepsiCo Inc.	7,819	1,105,997
The Coca-Cola Co.	21,891	1,153,875
		2,445,058
Specialized REITs - 1.2%
American Tower Corp.	2,524	603,387
Crown Castle International Corp.	2,452	422,063
Digital Realty Trust Inc.	1,555	219,006
Equinix Inc.	496	337,077
Extra Space Storage Inc.	800	106,040
Iron Mountain Inc.	1,483	54,886
Public Storage	877	216,409
SBA Communications Corp.	609	169,028
Weyerhaeuser Co.	4,467	159,025
		2,286,921
Specialty Chemicals - 0.8%
Albemarle Corp.	610	89,127
Celanese Corp.	626	93,781
DuPont de Nemours Inc.	3,138	242,505
Ecolab Inc.	1,441	308,475
International Flavors & Fragrances Inc.	1,449	202,295
PPG Industries Inc.	1,378	207,058
The Sherwin-Williams Co.	441	325,462
		1,468,703
Specialty Stores - 0.1%
Tractor Supply Co.	637	112,800
Ulta Beauty Inc. (a)	292	90,278
		203,078
	Number of Shares	Fair Value
Steel - 0.1%
Nucor Corp.	1,791	$143,764
Systems Software - 6.0%
Fortinet Inc. (a)	800	147,536
Microsoft Corp.	42,480	10,015,509
NortonLifeLock Inc.	3,572	75,941
Oracle Corp.	10,317	723,944
ServiceNow Inc. (a)	1,120	560,123
		11,523,053
Technology Distributors - 0.1%
CDW Corp.	805	133,429
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	88,890	10,857,914
Hewlett Packard Enterprise Co.	6,633	104,403
HP Inc.	6,753	214,408
NetApp Inc.	1,158	84,152
Seagate Technology PLC	1,280	98,240
Western Digital Corp.	1,815	121,151
		11,480,268
Tobacco - 0.7%
Altria Group Inc.	10,605	542,552
Philip Morris International Inc.	8,677	769,997
		1,312,549
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,400	170,952
United Rentals Inc. (a)	391	128,760
WW Grainger Inc.	242	97,025
		396,737
Trucking - 0.1%
JB Hunt Transport Services Inc.	520	87,396
Old Dominion Freight Line Inc.	551	132,466
		219,862
Water Utilities - 0.1%
American Water Works Company Inc.	1,038	155,617
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	3,301	413,582
Total Common Stock (Cost $56,181,233)		189,542,106
Short-Term Investments - 0.9%
State Street Institutional Liquid Reserves Fund - Premier Class 0.07% (d)(e) (Cost $1,700,202)	1,699,785	1,700,295
Total Investments (Cost $57,881,435)		191,242,401
Other Assets and Liabilities, net - 0.0%*		43,854
NET ASSETS - 100.0%		$191,286,255

See accompanying notes to schedule of investments.

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2021	9	$1,762,075	$1,785,330	$23,255
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.
*	Less than 0.05%.
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street S&P 500 Index V.I.S. Fund	Investments in Securities
	Common Stock	$189,542,106	$—	$—	$189,542,106
	Short-Term Investments	1,700,295	—	—	1,700,295
	Total Investments in Securities	$191,242,401	$—	$—	$191,242,401
	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$23,255	$—	$—	$23,255

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	1,906	$138,719	$—	$—	$—	$21,404	1,906	$160,123	$991
State Street Institutional Liquid Reserves Fund, Premier Class	1,280,065	1,280,321	4,922,487	4,501,556	(1,051)	94	1,699,785	1,700,295	320
TOTAL		$1,419,040	$4,922,487	$4,501,556	$(1,051)	$21,498		$1,860,418	$1,311
See accompanying notes to schedule of investments.

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.1% †
Apparel Retail - 1.8%
Ross Stores Inc.	5,827	$698,716
Application Software - 4.9%
Adobe Inc. (a)	505	240,062
salesforce.com Inc. (a)	5,515	1,168,463
Splunk Inc. (a)	3,510	475,535
		1,884,060
Biotechnology - 2.7%
BioMarin Pharmaceutical Inc. (a)	6,130	462,876
Vertex Pharmaceuticals Inc. (a)	2,723	585,146
		1,048,022
Building Products - 0.8%
Trane Technologies PLC	1,772	293,372
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	889	548,531
Data Processing & Outsourced Services - 7.2%
Fidelity National Information Services Inc.	2,775	390,193
Mastercard Inc., Class A	1,783	634,837
Visa Inc., Class A	8,250	1,746,772
		2,771,802
Electronic Components - 1.9%
Corning Inc.	16,592	721,918
Financial Exchanges & Data - 1.2%
S&P Global Inc.	1,341	473,199
Healthcare Equipment - 3.7%
Boston Scientific Corp. (a)	23,641	913,725
Intuitive Surgical Inc. (a)	675	498,784
		1,412,509
Home Improvement Retail - 2.9%
Lowe's Companies Inc.	5,858	1,114,074
Industrial Conglomerates - 1.8%
Honeywell International Inc.	3,206	695,926
Industrial Gases - 1.1%
Air Products & Chemicals Inc.	1,476	415,258
Interactive Media & Services - 12.4%
Alphabet Inc., Class C (a)	984	2,035,532
Alphabet Inc., Class A (a)	352	726,007
Facebook Inc., Class A (a)	6,871	2,023,716
		4,785,255
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. ADR (a)	1,836	416,276
Amazon.com Inc. (a)(b)	785	2,428,853
		2,845,129
Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	7,462	486,373
	Number of Shares	Fair Value
Managed Healthcare - 3.1%
UnitedHealth Group Inc.	3,161	$1,176,113
Movies & Entertainment - 1.4%
The Walt Disney Co. (a)	2,969	547,840
Pharmaceuticals - 2.1%
Elanco Animal Health Inc. (a)	27,138	799,214
Regional Banks - 1.3%
First Republic Bank	2,988	498,249
Semiconductor Equipment - 3.4%
Applied Materials Inc.	9,819	1,311,818
Semiconductors - 5.6%
NVIDIA Corp.	1,830	977,092
QUALCOMM Inc.	8,952	1,186,946
		2,164,038
Soft Drinks - 1.8%
PepsiCo Inc.	4,994	706,401
Specialized REITs - 1.2%
American Tower Corp.	1,938	463,298
Systems Software - 11.2%
Microsoft Corp.	14,664	3,457,331
ServiceNow Inc. (a)	1,681	840,685
		4,298,016
Technology Hardware, Storage & Peripherals - 8.6%
Apple Inc.	26,951	3,292,065
Trading Companies & Distributors - 2.0%
United Rentals Inc. (a)	2,295	755,767
Trucking - 0.9%
Lyft Inc., Class A (a)	5,472	345,721
Total Common Stock (Cost $16,474,543)		36,552,684
Exchange Traded & Mutual Funds - 2.1%
The Consumer Discretionary Select Sector SPDR Fund (c)	2,890	485,722
The Technology Select Sector SPDR Fund (c)	2,468	327,775
Total Exchange Traded & Mutual Funds (Cost $739,310)		813,497
Total Investments in Securities (Cost $17,213,853)		37,366,181
Short-Term Investments - 3.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (c)(d) (Cost $1,145,849)	1,145,849	1,145,849
Total Investments (Cost $18,359,702)		38,512,030
Liabilities in Excess of Other Assets, net - (0.2)%		(61,859)
NET ASSETS - 100.0%		$38,450,171

See accompanying notes to schedule of investments.

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2021	4	$789,659	$793,480	$3,821
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2021.
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Premier Growth Equity V.I.S. Fund	Investments in Securities
	Common Stock	$36,552,684	$—	$—	$36,552,684
	Exchange Traded & Mutual Funds	813,497	—	—	813,497
	Short-Term Investments	1,145,849	—	—	1,145,849
	Total Investments in Securities	$38,512,030	$—	$—	$38,512,030
	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$3,821	$—	$—	$3,821

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	873,386	$873,386	$2,956,650	$2,684,187	$—	$—	1,145,849	$1,145,849	$70
The Technology Select Sector SPDR Fund	759	98,685	228,422	—	—	668	2,468	327,775	674
The Consumer Discretionary Select Sector SPDR Fund	1,097	176,376	294,712	—	—	14,634	2,890	485,722	651
TOTAL		$1,148,447	$3,479,784	$2,684,187	$—	$15,302		$1,959,346	$1,395
See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.0% †
Aerospace & Defense - 0.5%
Teledyne Technologies Inc. (a)	433	$179,110
Agricultural & Farm Machinery - 0.8%
AGCO Corp.	2,092	300,516
Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	6,901	507,776
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings Inc. (a)	219	13,236
Echo Global Logistics Inc. (a)	911	28,615
Forward Air Corp.	403	35,790
Hub Group Inc., Class A (a)	402	27,047
		104,688
Airlines - 0.1%
Allegiant Travel Co.	122	29,775
Aluminum - 0.2%
Alcoa Corp. (a)	2,582	83,889
Apparel Retail - 0.8%
American Eagle Outfitters Inc.	3,838	112,223
Burlington Stores Inc. (a)	282	84,262
The Buckle Inc.	2,637	103,581
		300,066
Application Software - 4.8%
ACI Worldwide Inc. (a)	4,697	178,721
Altair Engineering Inc., Class A (a)	1,760	110,123
Blackbaud Inc.	3,755	266,905
Blackline Inc. (a)	1,585	171,814
Box Inc., Class A (a)	988	22,684
Cornerstone OnDemand Inc. (a)	2,179	94,961
Envestnet Inc. (a)	1,110	80,175
J2 Global Inc. (a)	124	14,863
Medallia Inc. (a)	6,600	184,074
Mitek Systems Inc. (a)	1,378	20,091
New Relic Inc. (a)	3,650	224,402
Q2 Holdings Inc. (a)	1,775	177,855
Sumo Logic Inc. (a)	395	7,450
Upland Software Inc. (a)	529	24,964
Workiva Inc. (a)	1,200	105,912
Yext Inc. (a)	10,210	147,841
		1,832,835
Asset Management & Custody Banks - 0.2%
Artisan Partners Asset Management Inc., Class A	401	20,920
Blucora Inc. (a)	683	11,365
Diamond Hill Investment Group Inc.	104	16,225
Federated Hermes Inc., Class B	516	16,151
		64,661
Auto Parts & Equipment - 1.0%
Dana Inc.	2,886	70,216
Dorman Products Inc. (a)	2,184	224,166
LCI Industries	396	52,383
Standard Motor Products Inc.	599	24,906
		371,671
	Number of Shares	Fair Value
Automobile Manufacturers - 1.1%
Thor Industries Inc.	3,186	$429,282
Automotive Retail - 1.7%
America's Car-Mart Inc. (a)	605	92,184
Camping World Holdings Inc., Class A	417	15,170
Group 1 Automotive Inc.	1,167	184,141
Monro Inc.	875	57,575
Murphy USA Inc.	1,950	281,892
		630,962
Biotechnology - 1.5%
Avid Bioservices Inc. (a)	3,600	65,628
Catalyst Pharmaceuticals Inc. (a)	8,801	40,573
CytomX Therapeutics Inc. (a)	1,303	10,072
Eagle Pharmaceuticals Inc. (a)	188	7,847
Emergent BioSolutions Inc. (a)	2,327	216,201
Heron Therapeutics Inc. (a)	4,588	74,371
Ironwood Pharmaceuticals Inc. (a)	1,304	14,579
Novavax Inc. (a)	84	15,230
Puma Biotechnology Inc. (a)	3,353	32,591
Radius Health Inc. (a)	1,608	33,543
Vanda Pharmaceuticals Inc. (a)	885	13,293
Veracyte Inc. (a)	700	37,625
		561,553
Building Products - 1.0%
American Woodmark Corp. (a)	385	37,953
Builders FirstSource Inc. (a)	891	41,316
CSW Industrials Inc.	495	66,825
Gibraltar Industries Inc. (a)	1,823	166,823
UFP Industries Inc.	909	68,938
		381,855
Commodity Chemicals - 0.5%
Koppers Holdings Inc. (a)	5,928	206,057
Communications Equipment - 0.7%
Casa Systems Inc. (a)	2,382	22,700
CommScope Holding Company Inc. (a)	1,500	23,040
Extreme Networks Inc. (a)	8,318	72,783
Lumentum Holdings Inc. (a)	513	46,863
NETGEAR Inc. (a)	408	16,769
Plantronics Inc.	1,654	64,357
Viavi Solutions Inc. (a)	2,059	32,326
		278,838
Computer & Electronics Retail - 0.2%
Rent-A-Center Inc.	1,120	64,579
Construction & Engineering - 1.7%
Comfort Systems USA Inc.	284	21,235
Dycom Industries Inc. (a)	5,151	478,270
EMCOR Group Inc.	278	31,180
MasTec Inc. (a)	355	33,264
Valmont Industries Inc.	362	86,037
		649,986
Construction Machinery & Heavy Trucks - 1.2%
Alamo Group Inc.	486	75,889
Astec Industries Inc.	1,201	90,579
Meritor Inc. (a)	2,586	76,080

See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
The Greenbrier Companies Inc.	1,507	$71,161
The Manitowoc Company Inc. (a)	2,940	60,623
Trinity Industries Inc.	919	26,182
Wabash National Corp.	2,496	46,925
		447,439
Construction Materials - 0.1%
Eagle Materials Inc.	355	47,716
Consumer Electronics - 0.3%
GoPro Inc., Class A (a)	2,328	27,098
Sonos Inc. (a)	831	31,138
Turtle Beach Corp. (a)	951	25,363
Universal Electronics Inc. (a)	255	14,017
		97,616
Consumer Finance - 0.3%
Curo Group Holdings Corp.	963	14,050
Prog Holdings Inc.	2,305	99,784
		113,834
Data Processing & Outsourced Services - 1.4%
Broadridge Financial Solutions Inc.	765	117,121
Cass Information Systems Inc.	3,519	162,824
CSG Systems International Inc.	1,946	87,356
EVERTEC Inc.	903	33,610
MAXIMUS Inc.	327	29,116
TTEC Holdings Inc.	213	21,396
Verra Mobility Corp. (a)	5,826	78,855
		530,278
Distillers & Vintners - 0.7%
MGP Ingredients Inc.	4,603	272,267
Distributors - 0.5%
LKQ Corp. (a)	4,394	185,998
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,388	87,055
Materion Corp.	309	20,468
		107,523
Diversified REITs - 0.2%
American Assets Trust Inc.	1,506	48,854
Essential Properties Realty Trust Inc.	1,190	27,168
Gladstone Commercial Corp.	902	17,643
		93,665
Diversified Support Services - 1.6%
Healthcare Services Group Inc.	3,945	110,578
IAA Inc. (a)	1,303	71,848
Matthews International Corp., Class A	1,997	78,981
Ritchie Bros Auctioneers Inc.	5,193	304,050
UniFirst Corp.	184	41,163
		606,620
Education Services - 0.3%
American Public Education Inc. (a)	373	13,290
Perdoceo Education Corp. (a)	631	7,547
	Number of Shares	Fair Value
Stride Inc. (a)	2,650	$79,791
		100,628
Electric Utilities - 0.7%
ALLETE Inc.	466	31,310
IDACORP Inc.	2,339	233,830
		265,140
Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	215	35,475
Atkore Inc. (a)	667	47,957
Regal Beloit Corp.	516	73,623
		157,055
Electronic Components - 1.4%
Belden Inc.	5,147	228,372
II-VI Inc. (a)	427	29,194
Littelfuse Inc.	843	222,923
Rogers Corp. (a)	219	41,218
		521,707
Electronic Equipment & Instruments - 0.3%
National Instruments Corp.	2,906	125,496
OSI Systems Inc. (a)	66	6,342
		131,838
Electronic Manufacturing Services - 0.4%
Methode Electronics Inc.	1,102	46,262
Plexus Corp. (a)	718	65,941
Sanmina Corp. (a)	715	29,587
		141,790
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	3,153	265,041
Food Distributors - 0.4%
Performance Food Group Co. (a)	2,723	156,872
Food Retail - 0.1%
Sprouts Farmers Market Inc. (a)	971	25,848
Footwear - 0.7%
Deckers Outdoor Corp. (a)	271	89,544
Wolverine World Wide Inc.	4,905	187,959
		277,503
Gas Utilities - 0.1%
Spire Inc.	617	45,590
Health Care REITs - 0.2%
CareTrust REIT Inc.	1,468	34,182
LTC Properties Inc.	281	11,723
National Health Investors Inc.	670	48,428
		94,333
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)	2,764	101,605
Covetrus Inc. (a)	4,937	147,962
		249,567
Healthcare Equipment - 5.4%
Accuray Inc. (a)	3,129	15,488
AtriCure Inc. (a)	2,830	185,422
Cantel Medical Corp. (a)	2,600	207,584

See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Cardiovascular Systems Inc. (a)	4,350	$166,779
CONMED Corp.	2,170	283,380
Electromed Inc. (a)	955	10,066
Envista Holdings Corp. (a)	1,080	44,064
Globus Medical Inc., Class A (a)	1,925	118,715
Hill-Rom Holdings Inc.	2,193	242,283
Integra LifeSciences Holdings Corp. (a)	3,800	262,542
IntriCon Corp. (a)	1,972	50,562
LeMaitre Vascular Inc.	756	36,878
Masimo Corp. (a)	215	49,377
Natus Medical Inc. (a)	1,449	37,109
Outset Medical Inc. (a)	720	39,161
Penumbra Inc. (a)	545	147,466
Tactile Systems Technology Inc. (a)	2,225	121,240
Vapotherm Inc. (a)	1,170	28,103
		2,046,219
Healthcare Facilities - 0.9%
Acadia Healthcare Company Inc. (a)	3,674	209,932
Hanger Inc. (a)	2,140	48,835
Select Medical Holdings Corp. (a)	1,172	39,965
The Ensign Group Inc.	415	38,944
		337,676
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	282	29,494
Amedisys Inc. (a)	151	39,983
AMN Healthcare Services Inc. (a)	826	60,876
Cross Country Healthcare Inc. (a)	1,340	16,737
InfuSystem Holdings Inc. (a)	1,347	27,425
MEDNAX Inc. (a)	3,381	86,114
ModivCare Inc. (a)	113	16,738
Tivity Health Inc. (a)	794	17,722
		295,089
Healthcare Supplies - 0.7%
Avanos Medical Inc. (a)	3,705	162,057
BioLife Solutions Inc. (a)	1,620	58,320
Meridian Bioscience Inc. (a)	709	18,611
Merit Medical Systems Inc. (a)	220	13,174
Pulmonx Corp. (a)	600	27,444
		279,606
Healthcare Technology - 1.0%
Computer Programs and Systems Inc.	629	19,247
Inspire Medical Systems Inc. (a)	735	152,138
NextGen Healthcare Inc. (a)	2,662	48,182
Omnicell Inc. (a)	1,335	173,377
		392,944
Home Building - 1.2%
Cavco Industries Inc. (a)	227	51,213
Century Communities Inc. (a)	372	22,439
Green Brick Partners Inc. (a)	826	18,734
Installed Building Products Inc.	192	21,289
LGI Homes Inc. (a)	108	16,125
M/I Homes Inc. (a)	278	16,421
	Number of Shares	Fair Value
Meritage Homes Corp. (a)	231	$21,234
Skyline Champion Corp. (a)	656	29,691
Taylor Morrison Home Corp. (a)	3,670	113,073
TopBuild Corp. (a)	568	118,956
Tri Pointe Homes Inc. (a)	859	17,489
		446,664
Home Furnishing Retail - 0.2%
The Aaron's Company Inc.	3,259	83,691
Home Furnishings - 0.3%
Hooker Furniture Corp.	616	22,459
La-Z-Boy Inc.	1,847	78,461
		100,920
Home Improvement Retail - 0.0%
Lumber Liquidators Holdings Inc. (a)	506	12,711
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	6,124	94,800
Hotels, Resorts & Cruise Lines - 1.3%
Extended Stay America Inc.	23,320	460,570
Wyndham Hotels & Resorts Inc.	211	14,724
		475,294
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	152	32,020
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	922	47,843
Central Garden & Pet Co. (a)	299	17,345
		65,188
Human Resource & Employment Services - 0.3%
ASGN Inc. (a)	374	35,695
Kforce Inc.	759	40,682
TriNet Group Inc. (a)	246	19,178
		95,555
Hypermarkets & Super Centers - 0.1%
BJ's Wholesale Club Holdings Inc. (a)	816	36,606
Industrial Machinery - 7.4%
Albany International Corp., Class A	380	31,719
Altra Industrial Motion Corp.	7,296	403,615
Barnes Group Inc.	6,342	314,183
Crane Co.	3,985	374,231
Enerpac Tool Group Corp.	9,747	254,592
ESCO Technologies Inc.	220	23,956
Evoqua Water Technologies Corp. (a)	7,415	195,014
John Bean Technologies Corp.	2,250	300,015
L B Foster Co., Class A (a)	804	14,392
Lydall Inc. (a)	1,314	44,334
Mueller Industries Inc.	3,688	152,499
Standex International Corp.	855	81,712
The Timken Co.	4,941	401,061
TriMas Corp. (a)	4,340	131,589
Woodward Inc.	650	78,409
		2,801,321

See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Industrial REITs - 0.6%
EastGroup Properties Inc.	1,336	$191,422
Innovative Industrial Properties Inc.	152	27,384
		218,806
Insurance Brokers - 0.1%
BRP Group Inc., Class A (a)	1,280	34,880
Interactive Media & Services - 0.0%
Cargurus Inc. (a)	493	11,748
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com Inc., Class A (a)	823	22,723
Revolve Group Inc. (a)	3,395	152,537
		175,260
Internet Services & Infrastructure - 0.1%
Brightcove Inc. (a)	1,294	26,035
Investment Banking & Brokerage - 1.2%
Houlihan Lokey Inc.	507	33,721
Moelis & Co., Class A	281	15,421
Piper Sandler Cos.	1,014	111,185
PJT Partners Inc., Class A	214	14,477
Raymond James Financial Inc.	1,385	169,746
Stifel Financial Corp.	1,419	90,901
Stonex Group Inc. (a)	219	14,318
Virtu Financial Inc., Class A	374	11,613
		461,382
IT Consulting & Other Services - 0.5%
Perficient Inc. (a)	465	27,305
Unisys Corp. (a)	6,397	162,612
		189,917
Leisure Products - 1.4%
Acushnet Holdings Corp.	447	18,474
Johnson Outdoors Inc., Class A	273	38,971
Malibu Boats Inc., Class A (a)	464	36,971
MasterCraft Boat Holdings Inc. (a)	1,067	28,372
Polaris Inc.	3,050	407,175
		529,963
Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	1,914	60,348
Trupanion Inc. (a)	918	69,961
		130,309
Life Sciences Tools & Services - 2.8%
Bruker Corp.	2,762	177,541
ICON PLC (a)	1,332	261,565
Medpace Holdings Inc. (a)	334	54,793
Repligen Corp. (a)	1,405	273,146
Syneos Health Inc. (a)	3,996	303,097
		1,070,142
Marine - 0.1%
Kirby Corp. (a)	934	56,302
Metal & Glass Containers - 0.1%
Silgan Holdings Inc.	561	23,579
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,758	$75,963
Multi-Utilities - 0.1%
Black Hills Corp.	500	33,385
Office REITs - 0.6%
Corporate Office Properties Trust	1,555	40,943
Cousins Properties Inc.	4,169	147,374
Easterly Government Properties Inc.	2,791	57,858
		246,175
Office Services & Supplies - 0.9%
Herman Miller Inc.	614	25,266
HNI Corp.	1,083	42,844
MSA Safety Inc.	1,698	254,734
		322,844
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	2,329	62,790
Oil & Gas Equipment & Services - 0.2%
ChampionX Corp. (a)	2,112	45,894
Oil States International Inc. (a)	7,197	43,398
		89,292
Oil & Gas Exploration & Production - 0.9%
Cimarex Energy Co.	1,341	79,642
Denbury Inc. (a)	1,067	51,099
Northern Oil & Gas Inc. (a)	3,777	45,626
PDC Energy Inc. (a)	3,565	122,636
Southwestern Energy Co. (a)	6,667	31,001
		330,004
Packaged Foods & Meats - 3.9%
B&G Foods Inc.	1,610	50,007
Calavo Growers Inc.	428	33,230
Hostess Brands Inc. (a)	14,170	203,198
J&J Snack Foods Corp.	775	121,698
John B Sanfilippo & Son Inc.	383	34,612
Lancaster Colony Corp.	1,245	218,323
Sanderson Farms Inc.	2,532	394,435
The Simply Good Foods Co. (a)	7,590	230,888
TreeHouse Foods Inc. (a)	2,940	153,585
Utz Brands Inc.	2,150	53,298
		1,493,274
Paper Packaging - 0.0%
UFP Technologies Inc. (a)	295	14,697
Personal Products - 0.5%
elf Beauty Inc. (a)	4,890	131,199
Lifevantage Corp. (a)	710	6,638
Medifast Inc.	160	33,891
Nu Skin Enterprises Inc., Class A	261	13,804
USANA Health Sciences Inc. (a)	126	12,298
		197,830
Pharmaceuticals - 0.4%
Phibro Animal Health Corp., Class A	1,138	27,767

See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Prestige Consumer Healthcare Inc. (a)	2,665	$117,473
		145,240
Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	1,341	85,824
Argo Group International Holdings Ltd.	3,624	182,360
James River Group Holdings Ltd.	1,675	76,413
Kemper Corp.	193	15,386
Palomar Holdings Inc. (a)	915	61,342
RLI Corp.	1,152	128,529
Selective Insurance Group Inc.	1,890	137,101
Stewart Information Services Corp.	386	20,083
		707,038
Publishing - 1.0%
John Wiley & Sons Inc., Class A	6,931	375,660
Regional Banks - 8.2%
1st Source Corp.	1,173	55,811
Atlantic Union Bankshares Corp.	1,205	46,224
Bank OZK	1,674	68,383
BankUnited Inc.	770	33,841
Bryn Mawr Bank Corp.	1,325	60,301
Cadence BanCorp	3,816	79,106
Community Bank System Inc.	1,330	102,038
Cullen/Frost Bankers Inc.	1,082	117,678
CVB Financial Corp.	3,540	78,199
Enterprise Financial Services Corp.	1,288	63,679
Equity Bancshares Inc., Class A (a)	1,205	33,017
FB Financial Corp.	693	30,811
First Horizon Corp.	2,993	50,612
First Interstate BancSystem Inc., Class A	1,163	53,544
Fulton Financial Corp.	6,521	111,053
German American Bancorp Inc.	1,630	75,339
Glacier Bancorp Inc.	679	38,757
Great Western Bancorp Inc.	1,985	60,126
Independent Bank Corp.	2,776	233,711
Investors Bancorp Inc.	1,912	28,087
Lakeland Financial Corp.	310	21,449
National Bank Holdings Corp., Class A	980	38,886
Origin Bancorp Inc.	1,735	73,581
PacWest Bancorp	2,458	93,773
Peapack-Gladstone Financial Corp.	539	16,644
Pinnacle Financial Partners Inc.	677	60,023
Prosperity Bancshares Inc.	3,111	232,983
Renasant Corp.	4,551	188,320
Sandy Spring Bancorp Inc.	1,245	54,070
Stock Yards Bancorp Inc.	1,145	58,464
Texas Capital Bancshares Inc. (a)	217	15,390
UMB Financial Corp.	1,860	171,734
United Community Banks Inc.	1,490	50,839
Washington Trust Bancorp Inc.	1,010	52,146
Westamerica BanCorp.	1,977	124,116
Western Alliance Bancorp	3,591	339,134
	Number of Shares	Fair Value
Wintrust Financial Corp.	1,407	$106,650
		3,118,519
Research & Consulting Services - 0.2%
Resources Connection Inc.	5,603	75,865
Science Applications International Corp.	178	14,879
		90,744
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,330	61,300
Restaurants - 1.1%
Brinker International Inc.	384	27,287
Cracker Barrel Old Country Store Inc.	348	60,162
Texas Roadhouse Inc.	1,217	116,759
The Cheesecake Factory Inc.	1,486	86,946
Wingstop Inc.	900	114,453
		405,607
Retail REITs - 0.2%
Alexander's Inc.	25	6,933
Kite Realty Group Trust	725	13,985
Retail Opportunity Investments Corp.	2,869	45,531
The Macerich Co.	1,727	20,206
		86,655
Security & Alarm Services - 1.3%
The Brink's Co.	6,126	485,363
Semiconductor Equipment - 1.3%
Advanced Energy Industries Inc.	304	33,188
Amkor Technology Inc.	1,010	23,947
Axcelis Technologies Inc. (a)	430	17,669
Brooks Automation Inc.	1,714	139,948
Cohu Inc.	687	28,744
FormFactor Inc. (a)	417	18,811
Ichor Holdings Ltd. (a)	1,350	72,630
Onto Innovation Inc. (a)	2,108	138,516
Ultra Clean Holdings Inc. (a)	226	13,117
		486,570
Semiconductors - 0.7%
Cirrus Logic Inc. (a)	205	17,382
Diodes Inc. (a)	486	38,802
Semtech Corp. (a)	2,786	192,234
		248,418
Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	43	12,418
Primo Water Corp.	7,586	123,348
		135,766
Specialized Consumer Services - 1.2%
frontdoor Inc. (a)	3,578	192,317
OneSpaWorld Holdings Ltd. (a)	4,929	52,494
Terminix Global Holdings Inc. (a)	4,709	224,478
		469,289
Specialized REITs - 0.5%
CoreSite Realty Corp.	669	80,180

See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
National Storage Affiliates Trust	375	$14,974
PotlatchDeltic Corp.	1,073	56,783
QTS Realty Trust Inc., Class A	455	28,228
		180,165
Specialty Chemicals - 4.3%
Avient Corp.	4,819	227,794
Chase Corp.	420	48,884
Danimer Scientific Inc. (a)	945	35,674
HB Fuller Co.	504	31,707
Ingevity Corp. (a)	6,748	509,676
Innospec Inc.	1,045	107,311
Minerals Technologies Inc.	458	34,496
Quaker Chemical Corp.	584	142,362
Sensient Technologies Corp.	2,285	178,230
Stepan Co.	2,565	326,037
		1,642,171
Specialty Stores - 0.7%
Dick's Sporting Goods Inc.	582	44,319
National Vision Holdings Inc. (a)	2,220	97,303
Sally Beauty Holdings Inc. (a)	5,660	113,936
		255,558
Steel - 0.5%
Carpenter Technology Corp.	791	32,550
Commercial Metals Co.	3,014	92,952
Steel Dynamics Inc.	1,544	78,373
		203,875
Systems Software - 1.3%
A10 Networks Inc. (a)	1,651	15,866
CommVault Systems Inc. (a)	298	19,221
Ping Identity Holding Corp. (a)	3,252	71,316
Progress Software Corp.	647	28,507
Qualys Inc. (a)	730	76,489
Sailpoint Technologies Holdings Inc. (a)	2,890	146,350
Tenable Holdings Inc. (a)	4,095	148,178
		505,927
Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	385	36,737
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage Inc., Class A (a)	9,320	200,753
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp Inc.	1,212	54,661
	Number of Shares	Fair Value
FS Bancorp Inc.	237	$15,926
HomeStreet Inc.	1,269	55,925
Kearny Financial Corp.	2,251	27,192
NMI Holdings Inc., Class A (a)	965	22,813
PennyMac Financial Services Inc.	300	20,061
Premier Financial Corp.	1,011	33,626
Washington Federal Inc.	1,184	36,467
Waterstone Financial Inc.	1,104	22,544
WSFS Financial Corp.	3,367	167,643
		456,858
Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	740	41,425
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc.	2,932	267,310
Boise Cascade Co.	728	43,556
GMS Inc. (a)	840	35,070
McGrath RentCorp.	449	36,212
Rush Enterprises Inc., Class B	629	28,362
Transcat Inc. (a)	190	9,325
		419,835
Trucking - 0.9%
ArcBest Corp.	448	31,526
Marten Transport Ltd.	2,487	42,204
Saia Inc. (a)	955	220,204
USA Truck Inc. (a)	1,336	25,531
Werner Enterprises Inc.	487	22,972
		342,437
Total Common Stock (Cost $23,101,239)		36,406,758
Short-Term Investments - 3.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (b)(c) (Cost $1,497,067)	1,497,067	1,497,067
Total Investments (Cost $24,598,306)		37,903,825
Other Assets and Liabilities, net - 0.1%		35,166
NET ASSETS - 100.0%		$37,938,991

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2021	5	$577,441	$555,625	$(21,816)
See accompanying notes to schedule of investments.

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Small-Cap Equity V.I.S. Fund	Investments in Securities
	Common Stock	$36,406,758	$—	$—	$36,406,758
	Short-Term Investments	1,497,067	—	—	1,497,067
	Total Investments in Securities	$37,903,825	$—	$—	$37,903,825
	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(21,816)	$—	$—	$(21,816)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,478,369	$1,478,369	$3,228,499	$3,209,801	$—	$—	1,497,067	$1,497,067	$165
See accompanying notes to schedule of investments.

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 94.6%
U.S. Treasuries - 22.5%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$250,000	$204,219
1.25%, 05/15/50 (a)	169,000	127,727
2.25%, 08/15/46 (a)	283,000	274,996
3.00%, 08/15/48 (a)	335,000	376,404
4.75%, 02/15/37 (a)	232,000	317,296
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23	81,000	80,753
0.25%, 07/31/25 (a)	503,900	492,877
0.38%, 01/31/26	211,000	205,742
0.63%, 08/15/30 (a)	605,100	548,467
0.75%, 01/31/28	511,000	489,921
1.13%, 06/30/21 (a)	98,000	98,260
1.38%, 01/31/22	489,000	494,291
		3,710,953
Agency Mortgage Backed - 26.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	492,478	519,829
4.50%, 06/01/33 - 02/01/35 (a)	2,823	3,187
5.00%, 07/01/35 (a)	23,482	26,799
5.50%, 01/01/38 (a)	25,064	28,800
6.00%, 04/01/29 - 11/01/37 (a)	77,279	87,894
6.50%, 02/01/29 (a)	33	37
6.93%, 06/01/26 (a)(b)	60,000	76,924
7.00%, 06/01/29 - 08/01/36 (a)	18,004	20,823
7.50%, 01/01/30 - 09/01/33 (a)	3,593	4,032
8.00%, 11/01/30 (a)	3,709	4,196
8.50%, 04/01/30 (a)	3,450	4,326
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	303,974	313,338
2.50%, 03/01/51	300,000	309,474
3.00%, 03/01/50 (a)	101,975	106,481
3.50%, 08/01/45 - 01/01/48 (a)	196,873	211,629
3.50%, 05/01/47 (a)**	—	—
4.00%, 01/01/41 - 01/01/50 (a)	328,743	358,286
4.50%, 07/01/33 - 12/01/48 (a)	128,345	142,204
5.00%, 03/01/34 - 08/01/35 (a)	29,926	34,113
5.50%, 12/01/32 - 01/01/39 (a)	91,804	103,934
6.00%, 02/01/33 - 07/01/35 (a)	115,101	131,781
6.50%, 10/01/28 - 08/01/34 (a)	18,451	20,544
7.00%, 10/01/32 - 02/01/34 (a)	4,902	5,446
7.50%, 11/01/22 - 03/01/33 (a)	11,358	12,303
8.00%, 08/01/25 - 10/01/31 (a)	5,066	5,631
9.00%, 12/01/22 (a)	58	59
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%, 04/01/37 (a)(c)	838	859
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 04/01/36 - 04/01/51 (d)	$793,793	$812,808
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	448,266	475,198
3.50%, 08/20/48 (a)	107,736	114,382
4.00%, 01/20/41 - 04/20/43 (a)	76,692	84,606
4.50%, 08/15/33 - 03/20/41 (a)	56,093	62,918
6.00%, 04/15/27 - 04/15/34 (a)	57,253	64,942
6.50%, 03/15/24 - 08/15/34 (a)	23,014	25,652
7.00%, 01/15/28 - 10/15/36 (a)	19,398	21,257
7.50%, 11/15/31 (a)	40	40
9.00%, 12/15/21 (a)	7	7
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.13%, 12/20/24 (a)(c)	401	404
3.00%, 02/20/23 - 02/20/26 (a)(c)	715	720
Government National Mortgage Assoc. TBA
2.50%, 04/01/51 (d)	200,000	206,336
		4,402,199
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	340,506	1,270
2.51%, 07/25/29	55,000	57,975
4.05%, 09/25/28 (c)	31,000	36,018
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	11,593	433
5.50%, 06/15/33 (e)	12,976	2,038
7.50%, 07/15/27 (e)	1,120	163
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.49%, 08/15/25 (c)(e)	2,749	48
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (f)	141	135
8.00%, 02/01/23 - 07/01/24 (e)	298	27
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (c)(e)	18,080	618
5.00%, 09/25/40 (e)	8,131	850
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.89%, 07/25/38 (c)(e)	4,124	549
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.44%, 11/25/41 (c)(e)	193,681	38,331
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (f)	10,478	9,364
4.50%, 08/25/35 - 01/25/36 (e)	12,217	1,884
5.00%, 03/25/38 - 05/25/38 (e)	7,509	1,392

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.50%, 12/25/33 (e)	$3,301	$524
6.00%, 01/25/35 (e)	5,709	1,094
7.50%, 11/25/23 (e)	1,117	78
8.00%, 08/25/23 - 07/25/24 (e)	539	51
8.50%, 07/25/22 (e)**	2	—
9.00%, 05/25/22 (e)**	1	—
		152,842
Asset Backed - 1.6%
Ally Auto Receivables Trust 2018-1
2.35%, 06/15/22	259	259
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24	104,000	105,377
CarMax Auto Owner Trust
3.13%, 06/15/23	7,096	7,187
Ford Credit Auto Owner Trust
0.56%, 10/15/24	63,000	63,213
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	17,765	17,822
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	12,141	12,162
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (g)	63,000	63,822
		269,842
Corporate Notes - 32.9%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,984
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	23,000	22,397
2.50%, 02/10/41 (a)(g)	3,000	2,723
2.80%, 02/10/51 (a)(g)	3,000	2,691
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,734
4.90%, 11/30/46 (a)	8,000	10,410
AbbVie Inc.
2.60%, 11/21/24 (a)	10,000	10,551
2.95%, 11/21/26 (a)	7,000	7,452
3.20%, 05/14/26 - 11/21/29 (a)	14,000	14,927
3.25%, 10/01/22 (a)	6,000	6,202
3.45%, 03/15/22 (a)	12,000	12,277
4.05%, 11/21/39 (a)	3,000	3,344
4.25%, 11/21/49 (a)	8,000	9,056
4.63%, 10/01/42 (a)	2,000	2,341
4.88%, 11/14/48 (a)	3,000	3,668
5.00%, 12/15/21 (a)	9,000	9,179
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	9,000	9,774
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,644
Aircastle Ltd.
4.25%, 06/15/26 (a)	7,000	7,371
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,534
4.70%, 07/01/30 (a)	3,000	3,491
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(g)	8,000	8,216
2.95%, 01/25/30 (a)(g)	4,000	4,083
	Principal Amount	Fair Value
3.80%, 01/25/50 (a)(g)	$3,000	$3,027
Ally Financial Inc.
5.75%, 11/20/25 (a)	6,000	6,817
Alphabet Inc.
1.10%, 08/15/30 (a)	6,000	5,520
Altria Group Inc.
3.40%, 02/04/41 (a)	10,000	9,275
4.00%, 02/04/61 (a)	5,000	4,647
4.25%, 08/09/42 (a)	2,000	2,032
4.45%, 05/06/50 (a)	3,000	3,104
4.50%, 05/02/43 (a)	3,000	3,160
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,904
2.50%, 06/03/50 (a)	3,000	2,685
2.70%, 06/03/60 (a)	3,000	2,670
3.15%, 08/22/27 (a)	2,000	2,186
4.05%, 08/22/47 (a)	3,000	3,496
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,458
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,373
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,924
3.25%, 03/01/50 (a)	3,000	2,789
American Express Co.
3.00%, 10/30/24 (a)	8,000	8,592
American International Group Inc.
4.25%, 03/15/29 (a)	8,000	9,008
4.50%, 07/16/44 (a)	7,000	7,968
American Tower Corp.
1.50%, 01/31/28 (a)	8,000	7,640
2.90%, 01/15/30 (a)	16,000	16,332
3.70%, 10/15/49 (a)	3,000	3,034
3.80%, 08/15/29 (a)	8,000	8,719
American Water Capital Corp.
2.95%, 09/01/27 (a)	9,000	9,593
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	2,014
3.15%, 02/21/40 (a)	7,000	6,978
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	8,000	9,381
4.90%, 02/01/46 (a)	9,000	10,696
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	6,000	6,498
4.00%, 04/13/28 (a)	4,000	4,460
4.35%, 06/01/40 (a)	5,000	5,637
4.38%, 04/15/38 (a)	9,000	10,235
4.50%, 06/01/50 (a)	3,000	3,413
4.75%, 04/15/58 (a)	7,000	8,084
5.55%, 01/23/49 (a)	2,000	2,579
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,112
3.30%, 01/15/23 (a)	6,000	6,301
3.60%, 03/15/51	5,000	5,182
3.70%, 09/15/49 (a)	3,000	3,131
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	11,000	10,790

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	$10,000	$10,247
Apple Inc.
2.20%, 09/11/29 (a)	5,000	5,052
2.65%, 02/08/51 (a)	7,000	6,406
2.80%, 02/08/61 (a)	10,000	8,992
2.95%, 09/11/49 (a)	3,000	2,898
3.35%, 02/09/27 (a)	5,000	5,497
3.45%, 02/09/45 (a)	8,000	8,514
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	4,785
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	5,336
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	4,219
Ascension Health
4.85%, 11/15/53 (a)	10,000	13,372
AstraZeneca PLC
4.00%, 01/17/29 (a)	3,000	3,366
4.38%, 08/17/48 (a)	2,000	2,356
AT&T Inc.
1.70%, 03/25/26	35,000	35,003
2.30%, 06/01/27 (a)	20,000	20,390
2.75%, 06/01/31 (a)	11,000	10,958
3.30%, 02/01/52 (a)	4,000	3,628
3.85%, 06/01/60 (a)	8,000	7,655
4.35%, 03/01/29 (a)	2,000	2,260
4.45%, 04/01/24 (a)	7,000	7,689
4.50%, 05/15/35 (a)	5,000	5,637
4.55%, 03/09/49 (a)	2,000	2,194
4.75%, 05/15/46 (a)	2,000	2,293
4.80%, 06/15/44 (a)	2,000	2,281
4.85%, 03/01/39 (a)	6,000	6,972
5.15%, 11/15/46 (a)	2,000	2,429
5.25%, 03/01/37 (a)	3,000	3,624
5.35%, 12/15/43 (a)	7,000	8,022
5.45%, 03/01/47 (a)	2,000	2,501
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,351
6.15%, 04/03/30 (a)	9,000	10,991
Avangrid Inc.
3.15%, 12/01/24 (a)	9,000	9,683
Avery Dennison Corp.
2.65%, 04/30/30 (a)	4,000	4,021
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26	10,000	9,899
Bank of America Corp.
3.95%, 04/21/25 (a)	7,000	7,674
4.18%, 11/25/27 (a)	11,000	12,236
4.25%, 10/22/26 (a)	11,000	12,321
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(c)	30,000	29,905
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(c)	8,000	8,170
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	2,151
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	$11,000	$12,036
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	3,000	3,266
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(c)	3,000	3,382
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	10,000	10,032
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(c)	3,000	3,505
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%, 10/05/28 (a)(c)	9,000	9,739
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,859
BAT Capital Corp.
2.26%, 03/25/28 (a)	3,000	2,951
2.73%, 03/25/31 (a)	6,000	5,831
3.98%, 09/25/50 (a)	3,000	2,817
4.39%, 08/15/37 (a)	5,000	5,249
4.54%, 08/15/47 (a)	2,000	2,016
4.70%, 04/02/27 (a)	5,000	5,633
4.91%, 04/02/30 (a)	4,000	4,563
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	4,948
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	9,000	9,234
3.70%, 06/06/27 (a)	10,000	11,022
3.73%, 12/15/24 (a)	2,000	2,185
4.67%, 06/06/47 (a)	3,000	3,585
4.69%, 12/15/44 (a)	2,000	2,382
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	2,163
3.70%, 07/15/30	3,000	3,324
3.80%, 07/15/48 (a)	3,000	3,216
4.25%, 10/15/50	2,000	2,305
6.13%, 04/01/36 (a)	3,000	4,068
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	18,000	16,860
2.85%, 10/15/50 (a)	2,000	1,850
4.25%, 01/15/49 (a)	6,000	6,943
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	11,000	11,635
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,886
Block Financial LLC
3.88%, 08/15/30 (a)	3,000	3,091
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	8,000	8,863

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Boston Scientific Corp.
4.70%, 03/01/49 (a)	$2,000	$2,425
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	3,656
3.02%, 01/16/27 (a)	11,000	11,753
3.38%, 02/08/61 (a)	8,000	7,422
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	8,000	8,574
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(c)	8,000	8,490
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	2,000	2,114
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,868
2.35%, 11/13/40 (a)	2,000	1,819
2.55%, 11/13/50 (a)	4,000	3,561
3.20%, 06/15/26 (a)	3,000	3,267
3.40%, 07/26/29 (a)	5,000	5,462
3.45%, 11/15/27 (a)	2,000	2,202
4.13%, 06/15/39 (a)	3,000	3,491
4.25%, 10/26/49 (a)	3,000	3,534
4.55%, 02/20/48 (a)	2,000	2,442
5.00%, 08/15/45 (a)	2,000	2,570
Brixmor Operating Partnership LP
2.25%, 04/01/28	10,000	9,811
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	2,000	2,170
Broadcom Inc.
3.15%, 11/15/25 (a)	10,000	10,653
3.42%, 04/15/33 (a)	3,000	3,000
4.15%, 11/15/30 (a)	18,000	19,421
4.30%, 11/15/32 (a)	6,000	6,531
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,257
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,288
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	6,000	6,853
4.55%, 09/01/44 (a)	9,000	10,768
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	7,000	7,578
4.95%, 06/01/47 (a)	2,000	2,318
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	10,000	11,051
Capital One Financial Corp.
3.75%, 07/28/26 (a)	9,000	9,772
4.75%, 07/15/21 (a)	12,000	12,147
Cardinal Health Inc.
2.62%, 06/15/22 (a)	6,000	6,142
3.08%, 06/15/24 (a)	4,000	4,255
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	3,028
3.38%, 04/05/40 (a)	3,000	2,999
3.58%, 04/05/50 (a)	3,000	2,957
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	5,128
3.80%, 08/15/42 (a)	2,000	2,252
	Principal Amount	Fair Value
Centene Corp.
3.38%, 02/15/30 (a)	$8,000	$8,078
4.25%, 12/15/27 (a)	23,000	24,176
5.38%, 08/15/26 (a)(g)	33,000	34,867
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	13,000	13,347
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	6,000	5,695
3.70%, 04/01/51	9,000	8,412
4.46%, 07/23/22 (a)	11,000	11,469
4.80%, 03/01/50 (a)	6,000	6,460
4.91%, 07/23/25 (a)	5,000	5,674
5.05%, 03/30/29 (a)	18,000	20,700
5.75%, 04/01/48 (a)	5,000	6,065
6.38%, 10/23/35 (a)	3,000	3,887
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,980
Chevron Corp.
2.98%, 05/11/40 (a)	3,000	2,980
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	4,459
3.90%, 11/15/24 (a)	4,000	4,407
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	3,000	3,150
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	8,000	9,508
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	2,972
3.25%, 04/15/25 (a)	7,000	7,518
3.40%, 03/01/27 (a)	5,000	5,431
3.75%, 07/15/23 (a)	2,000	2,138
3.88%, 10/15/47 (a)	2,000	2,140
4.13%, 11/15/25 (a)	7,000	7,809
4.38%, 10/15/28 (a)	3,000	3,434
4.80%, 08/15/38 (a)	3,000	3,600
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	4,238
Citigroup Inc.
4.75%, 05/18/46 (a)	9,000	10,665
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	21,000	21,720
CitiGroup Inc.
4.13%, 07/25/28 (a)	25,000	27,593
4.45%, 09/29/27 (a)	4,000	4,499
4.65%, 07/23/48 (a)	13,000	15,946
CitiGroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(c)	19,000	19,395
CitiGroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(c)	7,000	7,210
CitiGroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	7,000	7,590

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
CitiGroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	$12,000	$12,098
Citrix Systems Inc.
1.25%, 03/01/26 (a)	15,000	14,783
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,226
CMS Energy Corp.
4.88%, 03/01/44 (a)	9,000	10,778
CNA Financial Corp.
3.45%, 08/15/27 (a)	5,000	5,457
3.90%, 05/01/29 (a)	10,000	11,046
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	10,000	10,272
4.88%, 04/01/21 (a)	8,000	8,000
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	9,153
Comcast Corp.
2.65%, 08/15/62 (a)	2,000	1,701
2.80%, 01/15/51 (a)	3,000	2,750
3.10%, 04/01/25 (a)	5,000	5,395
3.20%, 07/15/36 (a)	5,000	5,215
3.25%, 11/01/39 (a)	7,000	7,218
3.38%, 08/15/25 (a)	5,000	5,448
3.45%, 02/01/50 (a)	3,000	3,081
3.97%, 11/01/47 (a)	3,000	3,359
4.15%, 10/15/28 (a)	5,000	5,718
4.60%, 08/15/45 (a)	3,000	3,647
4.70%, 10/15/48 (a)	2,000	2,471
CommonSpirit Health
4.35%, 11/01/42	16,000	17,658
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	3,710
5.40%, 11/01/48 (a)	2,000	2,561
ConocoPhillips
3.75%, 10/01/27 (a)(g)	3,000	3,312
4.88%, 10/01/47 (a)(g)	4,000	4,887
ConocoPhillips Co.
4.30%, 11/15/44 (a)	6,000	6,838
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	3,221
3.88%, 06/15/47 (a)	2,000	2,116
3.95%, 04/01/50 (a)	3,000	3,252
Constellation Brands Inc.
3.15%, 08/01/29 (a)	6,000	6,285
3.70%, 12/06/26 (a)	6,000	6,589
4.50%, 05/09/47 (a)	6,000	6,836
Continental Resources Inc.
3.80%, 06/01/24	29,000	29,706
4.50%, 04/15/23 (a)	7,000	7,237
Corning Inc.
4.38%, 11/15/57 (a)	4,000	4,378
Corporate Office Properties LP
2.25%, 03/15/26 (a)	5,000	5,090
2.75%, 04/15/31	5,000	4,834
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	6,000	5,719
Crown Castle International Corp.
3.30%, 07/01/30 (a)	24,000	25,082
5.20%, 02/15/49 (a)	4,000	4,866
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	$12,000	$14,077
CubeSmart LP
4.38%, 02/15/29 (a)	7,000	7,814
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	4,274
3.25%, 08/15/29 (a)	3,000	3,175
3.63%, 04/01/27 (a)	3,000	3,294
3.75%, 04/01/30 (a)	3,000	3,273
4.25%, 04/01/50 (a)	3,000	3,374
4.30%, 03/25/28 (a)	2,000	2,270
4.78%, 03/25/38 (a)	3,000	3,542
5.00%, 12/01/24 (a)	6,000	6,809
5.13%, 07/20/45 (a)	2,000	2,458
5.30%, 12/05/43 (a)	4,000	5,000
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(g)	9,000	9,774
5.45%, 06/15/23 (a)(g)	5,000	5,464
6.02%, 06/15/26 (a)(g)	3,000	3,550
8.10%, 07/15/36 (a)(g)	2,000	2,931
8.35%, 07/15/46 (a)(g)	2,000	3,044
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	4,378
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	2,044
3.25%, 11/15/39 (a)	3,000	3,062
3.40%, 11/15/49 (a)	3,000	3,049
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	10,000	10,551
3.13%, 03/24/31	10,000	9,989
3.25%, 12/01/26 (a)	3,000	3,160
3.50%, 12/01/29 (a)	3,000	3,118
4.40%, 03/24/51	5,000	5,124
Digital Realty Trust LP
3.60%, 07/01/29 (a)	10,000	10,796
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,223
3.95%, 03/20/28 (a)	16,000	17,474
4.95%, 05/15/42 (a)	2,000	2,269
5.00%, 09/20/37 (a)	3,000	3,498
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	4,317
4.13%, 04/03/50 (a)	4,000	4,434
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,729
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	5,335
3.38%, 04/01/30 (a)	8,000	8,522
Dover Corp.
2.95%, 11/04/29 (a)	3,000	3,148
DTE Energy Co.
2.85%, 10/01/26 (a)	8,000	8,484
3.85%, 12/01/23 (a)	7,000	7,533
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	3,305
Duke Energy Corp.
3.55%, 09/15/21 (a)	6,000	6,038
3.75%, 09/01/46 (a)	3,000	3,034
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	9,000	9,522

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	$11,000	$12,475
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	4,616
3.25%, 06/30/26 (a)	4,000	4,329
3.38%, 12/15/27 (a)	3,000	3,272
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	10,000	10,047
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	9,000	9,742
Eastman Chemical Co.
3.50%, 12/01/21 (a)	8,000	8,162
3.60%, 08/15/22 (a)	7,000	7,247
4.65%, 10/15/44 (a)	4,000	4,649
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	2,157
Ecolab Inc.
1.30%, 01/30/31 (a)	3,000	2,743
2.13%, 08/15/50 (a)	3,000	2,452
Edison International
4.95%, 04/15/25 (a)	10,000	11,174
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	11,000	10,977
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,832
2.95%, 02/15/51 (a)	3,000	2,768
Eli Lilly & Co.
3.95%, 03/15/49 (a)	6,000	6,823
Emera US Finance LP
4.75%, 06/15/46 (a)	3,000	3,359
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,008
2.75%, 10/15/50 (a)	2,000	1,849
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	10,000	9,664
1.78%, 03/17/31 (a)(g)	19,000	17,718
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,386
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	11,000	11,807
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	8,000	8,441
4.50%, 04/15/24 (a)	2,000	2,180
4.95%, 06/15/28 (a)	4,000	4,477
5.30%, 04/15/47 (a)	4,000	4,190
6.50%, 02/01/42 (a)	6,000	7,157
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(c)	19,000	18,252
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,307
Entergy Louisiana LLC
4.00%, 03/15/33 (a)	3,000	3,417
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	7,000	7,451
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	5,029
	Principal Amount	Fair Value
EOG Resources Inc.
4.38%, 04/15/30 (a)	$3,000	$3,449
4.95%, 04/15/50 (a)	3,000	3,673
5.10%, 01/15/36 (a)	2,000	2,372
Equinix Inc.
1.25%, 07/15/25 (a)	10,000	9,918
2.15%, 07/15/30 (a)	8,000	7,597
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,922
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	10,665
Essex Portfolio LP
2.65%, 03/15/32 (a)	5,000	4,919
Eversource Energy
3.45%, 01/15/50 (a)	5,000	5,021
Exelon Corp.
3.50%, 06/01/22 (a)	9,000	9,282
4.05%, 04/15/30 (a)	7,000	7,784
4.45%, 04/15/46 (a)	5,000	5,744
4.70%, 04/15/50 (a)	4,000	4,797
Expedia Group Inc.
2.95%, 03/15/31 (a)(g)	3,000	2,957
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	11,000	11,199
3.45%, 04/15/51 (a)	8,000	8,064
FedEx Corp.
3.80%, 05/15/25 (a)	12,000	13,231
4.10%, 02/01/45 (a)	13,000	14,015
Fidelity National Information Services Inc.
0.60%, 03/01/24 (a)	10,000	9,946
1.65%, 03/01/28 (a)	3,000	2,930
2.25%, 03/01/31 (a)	7,000	6,877
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	7,423
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	3,236
4.40%, 07/01/49 (a)	3,000	3,465
Florida Power & Light Co.
2.85%, 04/01/25 (a)	10,000	10,669
4.13%, 02/01/42 (a)	13,000	14,981
Flowers Foods Inc.
2.40%, 03/15/31	3,000	2,927
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	6,318
Fox Corp.
3.50%, 04/08/30 (a)	4,000	4,263
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	11,000	10,989
General Dynamics Corp.
4.25%, 04/01/50 (a)	9,000	10,794
General Mills Inc.
2.88%, 04/15/30 (a)	3,000	3,097
3.00%, 02/01/51 (a)(g)	5,000	4,677
General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,455
5.40%, 04/01/48 (a)	2,000	2,371
6.13%, 10/01/25 (a)	8,000	9,424
6.80%, 10/01/27 (a)	3,000	3,730
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	10,000	9,815
2.35%, 01/08/31 (a)	4,000	3,821
3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,416
3.55%, 04/09/21 (a)	7,000	7,002

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.20%, 11/06/21 (a)	$4,000	$4,086
5.25%, 03/01/26 (a)	8,000	9,167
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	11,000	11,189
3.60%, 03/01/25 (a)(g)	11,000	11,911
Gilead Sciences Inc.
1.20%, 10/01/27 (a)	3,000	2,874
1.65%, 10/01/30 (a)	3,000	2,812
2.60%, 10/01/40 (a)	2,000	1,840
2.80%, 10/01/50 (a)	4,000	3,562
3.50%, 02/01/25 (a)	4,000	4,333
3.65%, 03/01/26 (a)	2,000	2,198
4.15%, 03/01/47 (a)	5,000	5,559
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,438
3.63%, 05/15/25 (a)	6,000	6,592
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	7,000	7,653
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	11,000	11,583
4.95%, 11/15/21 (a)(g)	7,000	7,191
Graphic Packaging International LLC
1.51%, 04/15/26 (g)	15,000	14,894
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	10,000	10,181
2.60%, 10/15/25 (a)(g)	10,000	10,159
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	4,442
HCA Inc.
4.13%, 06/15/29 (a)	3,000	3,323
4.50%, 02/15/27 (a)	4,000	4,489
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	10,000	9,827
3.20%, 06/01/50 (a)(g)	4,000	3,801
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	4,662
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,310
5.80%, 04/01/47 (a)	2,000	2,376
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,916
Highwoods Realty LP
4.13%, 03/15/28 (a)	7,000	7,597
4.20%, 04/15/29 (a)	11,000	11,991
Honeywell International Inc.
2.70%, 08/15/29 (a)	2,000	2,093
Hormel Foods Corp.
1.80%, 06/11/30 (a)	9,000	8,653
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	12,000	12,018
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	10,000	9,753
3.10%, 04/05/22 (a)(g)	7,000	7,160
Ingredion Inc.
2.90%, 06/01/30 (a)	4,000	4,089
3.90%, 06/01/50 (a)	2,000	2,126
Intel Corp.
2.45%, 11/15/29 (a)	10,000	10,234
2.60%, 05/19/26 (a)	8,000	8,495
2.88%, 05/11/24 (a)	3,000	3,205
3.10%, 02/15/60 (a)	5,000	4,733
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,830
	Principal Amount	Fair Value
2.65%, 09/15/40 (a)	$2,000	$1,850
3.00%, 09/15/60 (a)	5,000	4,467
International Paper Co.
4.40%, 08/15/47 (a)	5,000	5,840
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,630
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	8,000	8,191
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	2,229
Jefferies Group LLC
5.13%, 01/20/23 (a)	10,000	10,789
John Deere Capital Corp.
2.45%, 01/09/30 (a)	12,000	12,244
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	3,389
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	3,529
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	11,000	11,956
3.63%, 12/01/27 (a)	5,000	5,431
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	22,000	22,392
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	2,211
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	11,022
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	4,463
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	12,000	13,842
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	12,000	12,125
JPMorgan Chase & Co. 0.95% + 3 month USD LIBOR
3.51%, 01/23/29 (a)(c)	7,000	7,580
JPMorgan Chase & Co. 1.46% + 3 month USD LIBOR
4.03%, 07/24/48 (a)(c)	7,000	7,815
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
3.68%, 12/29/49 (a)(c)	8,000	7,974
JPMorgan Chase & Co. 6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	7,000	7,567
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,174
3.80%, 05/01/50 (a)	2,000	2,128
4.50%, 11/15/45 (a)	3,000	3,473

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
KeyCorp
2.25%, 04/06/27 (a)	$11,000	$11,287
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	2,167
5.00%, 03/01/43 (a)	2,000	2,251
6.38%, 03/01/41 (a)	4,000	5,106
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	9,000	10,156
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,915
4.10%, 03/15/29 (a)	9,000	10,140
4.65%, 11/01/24 (a)	6,000	6,711
Kohl's Corp.
3.38%, 05/01/31	5,000	5,005
4.25%, 07/17/25 (a)	12,000	13,142
5.55%, 07/17/45 (a)	5,000	5,681
9.50%, 05/15/25 (a)	5,000	6,494
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	4,427
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	5,000	5,216
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,539
Leidos Inc.
2.95%, 05/15/23 (a)(g)	11,000	11,500
3.63%, 05/15/25 (a)(g)	5,000	5,427
4.38%, 05/15/30 (a)(g)	11,000	12,217
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	3,052
Life Storage LP
2.20%, 10/15/30 (a)	10,000	9,479
Lincoln National Corp.
3.63%, 12/12/26 (a)	4,000	4,407
4.35%, 03/01/48 (a)	7,000	7,804
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	6,043
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,854
1.70%, 10/15/30 (a)	3,000	2,807
3.00%, 10/15/50 (a)	5,000	4,670
4.05%, 05/03/47 (a)	4,000	4,389
LYB International Finance BV
4.88%, 03/15/44 (a)	3,000	3,508
LYB International Finance III LLC
1.25%, 10/01/25 (a)	5,000	4,941
3.63%, 04/01/51 (a)	3,000	2,962
3.80%, 10/01/60 (a)	3,000	2,914
Macquarie Group, Ltd. (1.34% fixed rate until 01/12/26; 1.07% + SOFR thereafter)
1.34%, 01/12/27 (a)(c)(g)	7,000	6,867
Marathon Oil Corp.
3.85%, 06/01/25 (a)	7,000	7,512
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,188
Mastercard Inc.
3.30%, 03/26/27 (a)	3,000	3,299
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,826
3.25%, 11/15/25 (a)	20,000	21,582
McDonald's Corp.
3.60%, 07/01/30 (a)	8,000	8,735
3.63%, 09/01/49 (a)	3,000	3,124
3.70%, 01/30/26 (a)	5,000	5,514
	Principal Amount	Fair Value
3.80%, 04/01/28 (a)	$9,000	$9,959
4.20%, 04/01/50 (a)	2,000	2,279
4.88%, 12/09/45 (a)	8,000	9,787
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,518
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	14,000	16,542
Merck & Company Inc.
2.45%, 06/24/50 (a)	3,000	2,656
2.75%, 02/10/25 (a)	7,000	7,452
4.00%, 03/07/49 (a)	2,000	2,306
MetLife Inc.
4.05%, 03/01/45 (a)	3,000	3,402
4.72%, 12/15/44 (a)	10,000	12,311
Microchip Technology Inc.
2.67%, 09/01/23 (a)(g)	17,000	17,725
Micron Technology Inc.
2.50%, 04/24/23 (a)	10,000	10,377
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	4,225
2.68%, 06/01/60 (a)	3,000	2,753
2.92%, 03/17/52	17,000	16,727
3.04%, 03/17/62	5,000	4,906
3.45%, 08/08/36 (a)	3,000	3,310
3.50%, 02/12/35 (a)	3,000	3,351
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	7,000	7,023
4.20%, 07/15/46 (a)	4,000	4,176
Morgan Stanley
3.70%, 10/23/24 (a)	7,000	7,668
3.95%, 04/23/27 (a)	5,000	5,518
4.35%, 09/08/26 (a)	12,000	13,548
5.00%, 11/24/25 (a)	16,000	18,388
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93%, 04/28/32 (a)(c)	10,000	9,431
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	10,000	9,154
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	10,000	11,172
Morgan Stanley 3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(c)	20,000	21,684
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,942
3.38%, 03/15/23 (a)	5,000	5,249
MPLX LP 1.33% fixed rate until 03/29/21; 1.10% + 3 month USD LIBOR
1.29%, 09/09/22 (a)(c)	10,000	10,004
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	3,508
National Retail Properties Inc.
4.00%, 11/15/25 (a)	6,000	6,592
NewMarket Corp.
2.70%, 03/18/31	15,000	14,632
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	6,103

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	$11,000	$11,869
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	5,714
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	2,103
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,420
3.95%, 03/30/48 (a)	2,000	2,115
Nordstrom Inc.
4.25%, 08/01/31 (d)(g)	5,000	4,999
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	4,434
Northrop Grumman Corp.
3.85%, 04/15/45 (a)	2,000	2,153
4.03%, 10/15/47 (a)	3,000	3,327
NOV Inc.
3.60%, 12/01/29 (a)	7,000	7,043
Novartis Capital Corp.
2.20%, 08/14/30 (a)	6,000	6,037
3.00%, 11/20/25 (a)	3,000	3,238
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	4,745
NVIDIA Corp.
2.85%, 04/01/30 (a)	16,000	16,804
3.50%, 04/01/50 (a)	2,000	2,113
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (a)(g)	18,000	18,883
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	4,000	3,950
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	3,203
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,165
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	4,361
Oracle Corp.
1.65%, 03/25/26	10,000	10,072
2.30%, 03/25/28	5,000	5,060
2.40%, 09/15/23 (a)	4,000	4,159
2.65%, 07/15/26 (a)	5,000	5,246
2.88%, 03/25/31	5,000	5,090
2.95%, 04/01/30 (a)	9,000	9,277
3.60%, 04/01/50 (a)	4,000	3,882
3.65%, 03/25/41	5,000	5,062
3.80%, 11/15/37 (a)	3,000	3,118
3.95%, 03/25/51	5,000	5,162
4.00%, 07/15/46 - 11/15/47 (a)	11,000	11,353
4.10%, 03/25/61	5,000	5,172
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	5,156
2.57%, 02/15/30 (a)	3,000	3,020
3.36%, 02/15/50 (a)	3,000	2,955
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	21,000	23,069
Owens Corning
4.40%, 01/30/48 (a)	3,000	3,300
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,937
	Principal Amount	Fair Value
2.50%, 02/01/31 (a)	$6,000	$5,659
3.50%, 08/01/50 (a)	3,000	2,611
4.30%, 03/15/45 (a)	6,000	5,814
Pacific Gas and Electric Co.
3.30%, 08/01/40 (a)	6,000	5,410
PacifiCorp
2.70%, 09/15/30 (a)	3,000	3,070
6.25%, 10/15/37 (a)	2,000	2,729
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	3,206
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	11,000	11,258
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	8,000	8,467
3.25%, 06/01/50 (a)	2,000	1,999
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,870
2.63%, 07/29/29 (a)	8,000	8,354
3.45%, 10/06/46 (a)	4,000	4,222
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	9,768
5.63%, 01/23/46 (a)	10,000	7,918
6.35%, 02/12/48 (a)	10,000	8,261
6.50%, 03/13/27 (a)	15,000	15,686
7.69%, 01/23/50 (a)	10,000	9,284
Pfizer Inc.
2.70%, 05/28/50 (a)	10,000	9,285
3.45%, 03/15/29 (a)	2,000	2,195
3.60%, 09/15/28 (a)	5,000	5,537
3.90%, 03/15/39 (a)	3,000	3,414
4.40%, 05/15/44 (a)	2,000	2,406
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	4,056
2.10%, 05/01/30 (a)	3,000	2,906
4.13%, 03/04/43 (a)	2,000	2,183
Phillips 66
2.15%, 12/15/30 (a)	15,000	14,215
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	10,000	10,171
3.75%, 03/01/28 (a)	3,000	3,215
4.68%, 02/15/45 (a)	4,000	4,234
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	12,000	11,798
2.15%, 01/15/31 (a)	5,000	4,720
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	3,000
3.65%, 06/01/22 (a)	11,000	11,263
PPG Industries Inc.
1.20%, 03/15/26	18,000	17,689
Precision Castparts Corp.
4.38%, 06/15/45 (a)	8,000	9,063
Prologis LP
4.38%, 02/01/29 (a)	8,000	9,203
Prudential Financial Inc.
3.94%, 12/07/49 (a)	6,000	6,572
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	12,000	13,728

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Public Service Company of Colorado
3.70%, 06/15/28 (a)	$5,000	$5,531
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,298
PVH Corp.
4.63%, 07/10/25 (a)	10,000	11,018
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,870
1.65%, 05/20/32 (a)	2,000	1,838
3.25%, 05/20/27 (a)	2,000	2,182
4.30%, 05/20/47 (a)	3,000	3,535
Raymond James Financial Inc.
3.75%, 04/01/51 (d)	15,000	15,536
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	9,000	9,673
3.50%, 03/15/27 (a)	3,000	3,284
3.95%, 08/16/25 (a)	2,000	2,223
4.13%, 11/16/28 (a)	2,000	2,252
4.15%, 05/15/45 (a)	3,000	3,345
4.45%, 11/16/38 (a)	2,000	2,326
Realty Income Corp.
3.00%, 01/15/27 (a)	5,000	5,304
3.25%, 01/15/31 (a)	5,000	5,285
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	8,000	7,402
2.80%, 09/15/50 (a)	3,000	2,590
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	8,000	7,688
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,440
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	4,598
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	4,000	4,748
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	2,376
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	2,085
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,423
Royalty Pharma PLC
0.75%, 09/02/23 (a)(g)	5,000	4,994
1.20%, 09/02/25 (a)(g)	5,000	4,909
1.75%, 09/02/27 (a)(g)	3,000	2,931
2.20%, 09/02/30 (a)(g)	3,000	2,866
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,202
Ryder System Inc.
2.90%, 12/01/26 (a)	9,000	9,562
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	2,198
4.50%, 05/15/30 (a)	3,000	3,367
5.00%, 03/15/27 (a)	2,000	2,280
5.88%, 06/30/26 (a)	9,000	10,556
Santander Holdings USA Inc.
4.40%, 07/13/27 (a)	4,000	4,422
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	6,000	6,526
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	5,000	5,863
Sempra Energy
3.80%, 02/01/38 (a)	2,000	2,148
	Principal Amount	Fair Value
4.00%, 02/01/48 (a)	$4,000	$4,203
Shell International Finance BV
2.38%, 08/21/22 (a)	11,000	11,315
3.13%, 11/07/49 (a)	7,000	6,742
3.75%, 09/12/46 (a)	7,000	7,471
4.13%, 05/11/35 (a)	8,000	9,124
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	3,000	3,155
3.20%, 09/23/26 (a)	3,000	3,227
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,310
South Jersey Industries Inc.
3.70%, 04/15/31	12,000	12,102
Southern California Edison Co.
2.40%, 02/01/22 (a)	10,000	10,132
4.00%, 04/01/47 (a)	12,000	12,437
4.20%, 03/01/29 (a)	11,000	12,257
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	6,000	6,290
4.40%, 05/30/47 (a)	2,000	2,231
Southern Copper Corp.
5.88%, 04/23/45 (a)	8,000	10,519
Southwest Airlines Co.
2.63%, 02/10/30 (a)	9,000	8,860
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	5,262
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,153
4.50%, 03/15/45 (a)	3,000	3,264
Spirit Realty LP
4.00%, 07/15/29 (a)	10,000	10,829
Starbucks Corp.
4.00%, 11/15/28 (a)	6,000	6,748
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	3,000	3,210
Stryker Corp.
1.95%, 06/15/30 (a)	9,000	8,698
2.90%, 06/15/50 (a)	3,000	2,831
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,066
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	3,000	3,098
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	2,153
Tampa Electric Co.
2.40%, 03/15/31	10,000	9,952
3.45%, 03/15/51	5,000	5,103
4.35%, 05/15/44 (a)	13,000	14,924
Tapestry Inc.
4.13%, 07/15/27 (a)	2,000	2,169
4.25%, 04/01/25 (a)	30,000	32,486
Target Corp.
2.50%, 04/15/26 (a)	3,000	3,186
Teck Resources Ltd.
3.90%, 07/15/30 (a)	5,000	5,222
5.40%, 02/01/43 (a)	2,000	2,253
Teledyne Technologies Inc.
2.25%, 04/01/28	18,000	17,916
2.75%, 04/01/31	10,000	9,994
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	4,607

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
The Allstate Corp.
4.20%, 12/15/46 (a)	$3,000	$3,475
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	11,000	11,729
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	6,000	6,333
The Bank of Nova Scotia (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
4.65%, 12/31/99 (a)(c)	8,000	7,996
The Boeing Co.
2.20%, 02/04/26 (a)	13,000	12,961
2.70%, 02/01/27 (a)	11,000	11,166
2.95%, 02/01/30 (a)	8,000	7,913
3.25%, 03/01/28 (a)	3,000	3,090
3.75%, 02/01/50 (a)	2,000	1,910
5.04%, 05/01/27 (a)	12,000	13,680
5.15%, 05/01/30 (a)	9,000	10,365
5.81%, 05/01/50 (a)	5,000	6,325
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(c)	11,000	10,812
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	8,000	8,859
The Clorox Co.
1.80%, 05/15/30 (a)	8,000	7,660
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,718
2.75%, 06/01/60 (a)	3,000	2,710
The Dow Chemical Co.
2.10%, 11/15/30 (a)	9,000	8,677
3.60%, 11/15/50 (a)	3,000	3,033
4.25%, 10/01/34 (a)	3,000	3,360
5.55%, 11/30/48 (a)	2,000	2,637
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	3,046
3.13%, 12/01/49 (a)	3,000	3,040
The George Washington University
4.13%, 09/15/48	8,000	9,342
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	18,000	18,207
3.50%, 04/01/25 - 11/16/26 (a)	17,000	18,434
3.85%, 01/26/27 (a)	11,000	12,066
4.25%, 10/21/25 (a)	2,000	2,232
5.15%, 05/22/45 (a)	5,000	6,256
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(c)	11,000	10,444
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(c)	7,000	7,091
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	$4,000	$4,383
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	6,000	6,661
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%, 06/05/23 (a)(c)	11,000	11,294
The Goldman Sachs Group Inc. 1.30% + 3 month USD LIBOR
4.22%, 05/01/29 (a)(c)	6,000	6,733
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	11,000	11,404
The Hartford Financial Services Group Inc. (2.32% fixed rate until 03/29/21; 2.13% + 3 month USD LIBOR)
2.32%, 02/12/67 (a)(c)(g)	10,000	9,603
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,086
3.35%, 04/15/50 (a)	3,000	3,110
3.50%, 09/15/56 (a)	5,000	5,268
3.90%, 12/06/28 (a)	4,000	4,580
4.50%, 12/06/48 (a)	2,000	2,458
The Kroger Co.
2.20%, 05/01/30 (a)	2,000	1,964
2.95%, 11/01/21 (a)	7,000	7,091
4.65%, 01/15/48 (a)	2,000	2,325
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	10,000	9,994
The Southern Co.
4.40%, 07/01/46 (a)	2,000	2,231
The Toronto-Dominion Bank 2.21% + USD 5 year swap rate
3.63%, 09/15/31 (a)(c)	10,000	10,953
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	14,000	12,570
The Walt Disney Co.
2.65%, 01/13/31 (a)	8,000	8,171
3.38%, 11/15/26 (a)	3,000	3,283
3.60%, 01/13/51 (a)	2,000	2,127
4.75%, 11/15/46 (a)	2,000	2,476
6.65%, 11/15/37 (a)	6,000	8,778
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,275
4.85%, 03/01/48 (a)	5,000	5,570
4.90%, 01/15/45 (a)	6,000	6,652
5.40%, 03/04/44 (a)	2,000	2,328
Time Warner Cable LLC
4.50%, 09/15/42 (a)	3,000	3,206
6.55%, 05/01/37 (a)	3,000	3,948
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(g)	7,000	7,550
3.75%, 04/15/27 (a)(g)	11,000	12,016
3.88%, 04/15/30 (a)(g)	14,000	15,191
Total Capital International S.A.
3.46%, 02/19/29 (a)	5,000	5,452

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	$7,000	$7,569
3.80%, 03/21/29 (a)	4,000	4,397
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	8,000	9,008
4.88%, 01/15/26 (a)	3,000	3,440
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	11,000	11,697
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	4,448
Truist Bank 0.59% - 3 month USD LIBOR
3.50%, 08/02/22 (a)(c)	6,000	6,061
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	11,000	11,527
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	4,563
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	3,221
Tyson Foods Inc.
4.00%, 03/01/26 (a)	7,000	7,763
4.55%, 06/02/47 (a)	2,000	2,347
U.S. Bancorp 3.49% - 3 month USD LIBOR
3.73%, 12/29/49 (a)(c)	17,000	16,979
UDR Inc.
2.10%, 08/01/32 (a)	5,000	4,657
3.00%, 08/15/31 (a)	5,000	5,097
Union Pacific Corp.
3.50%, 06/08/23 (a)	8,000	8,499
4.10%, 09/15/67 (a)	5,000	5,399
4.30%, 03/01/49 (a)	5,000	5,732
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	10,000	9,837
4.45%, 12/15/48 (a)	6,000	7,346
4.75%, 07/15/45 (a)	8,000	10,033
Unum Group
4.50%, 03/15/25 (a)	2,000	2,234
Utah Acquisition Sub Inc.
3.15%, 06/15/21 (a)	7,000	7,021
3.95%, 06/15/26 (a)	2,000	2,205
Vale S.A.
5.63%, 09/11/42 (a)	5,000	6,024
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,315
4.00%, 04/01/29 (a)	2,000	2,168
Ventas Realty LP
3.25%, 10/15/26 (a)	10,000	10,756
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	5,000	4,846
Verizon Communications Inc.
1.45%, 03/20/26	10,000	10,006
2.10%, 03/22/28	10,000	10,032
2.55%, 03/21/31	10,000	9,987
3.00%, 03/22/27 (a)	27,000	28,844
3.40%, 03/22/41	4,000	4,063
3.55%, 03/22/51	5,000	4,996
3.70%, 03/22/61	5,000	4,947
4.33%, 09/21/28 (a)	5,000	5,725
	Principal Amount	Fair Value
4.40%, 11/01/34 (a)	$5,000	$5,717
4.52%, 09/15/48 (a)	4,000	4,612
4.86%, 08/21/46 (a)	2,000	2,410
5.25%, 03/16/37 (a)	3,000	3,787
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,252
3.70%, 06/01/28 (a)	2,000	2,167
5.25%, 04/01/44 (a)	3,000	3,609
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	5,571
Visa Inc.
2.00%, 08/15/50 (a)	2,000	1,620
2.05%, 04/15/30 (a)	3,000	2,991
2.70%, 04/15/40 (a)	6,000	5,890
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	9,000	9,414
Vodafone Group PLC
4.38%, 05/30/28 (a)	6,000	6,891
5.25%, 05/30/48 (a)	2,000	2,500
Vontier Corp.
2.40%, 04/01/28 (g)	13,000	12,771
2.95%, 04/01/31 (g)	8,000	7,813
Vornado Realty LP
3.50%, 01/15/25 (a)	4,000	4,224
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	2,235
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	2,000	2,035
Walmart Inc.
3.63%, 12/15/47 (a)	4,000	4,424
3.70%, 06/26/28 (a)	5,000	5,618
3.95%, 06/28/38 (a)	3,000	3,470
4.05%, 06/29/48 (a)	5,000	5,877
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	8,000	8,673
Wells Fargo & Co.
4.15%, 01/24/29 (a)	8,000	9,012
4.75%, 12/07/46 (a)	2,000	2,363
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(c)	5,000	5,111
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	10,000	10,247
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(c)	3,000	3,092
3.20%, 06/17/27 (a)(c)	34,000	36,441
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	10,000	9,808
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(c)	9,000	9,909
Wells Fargo & Co. 2.00% + SOFRRATE
2.19%, 04/30/26 (a)(c)	10,000	10,316

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	$12,000	$12,361
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	7,000	7,480
Willis North America Inc.
3.60%, 05/15/24 (a)	6,000	6,471
3.88%, 09/15/49 (a)	6,000	6,402
WPP Finance 2010
3.75%, 09/19/24 (a)	10,000	10,908
WRKCo Inc.
3.00%, 09/15/24 (a)	4,000	4,267
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	3,223
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,206
3.90%, 08/20/28 (a)	4,000	4,448
		5,430,788
Non-Agency Collateralized Mortgage Obligations - 8.9%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36%, 09/15/48 (c)	19,000	18,251
Banc of America Commercial Mortgage Trust 2016-UBS10
4.88%, 07/15/49 (c)	23,000	24,650
BANK 2017-BNK7
3.18%, 09/15/60	158,000	168,735
BANK 2018-BNK15
4.41%, 11/15/61 (c)	66,000	75,750
BANK 2019-BNK17
4.52%, 04/15/52 (c)	10,000	10,889
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	34,000	35,641
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	63,000	65,375
CFCRE Commercial Mortgage Trust 2016-C7
4.43%, 12/10/54 (c)	20,000	19,291
Citigroup Commercial Mortgage Trust 2015-GC35
4.48%, 11/10/48 (c)	33,000	30,996
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48	98,000	107,392
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (c)	31,273	33,563
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (c)	25,000	27,206
CSAIL 2015-C3 Commercial Mortgage Trust
4.13%, 08/15/48 (c)	42,967	43,679
CSAIL 2016-C7 Commercial Mortgage Trust
4.34%, 11/15/49 (c)	31,000	31,779
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (c)	20,000	20,951
GS Mortgage Securities Trust 2014-GC24
4.51%, 09/10/47 (c)	25,000	25,153
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (c)	$25,000	$21,481
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49	33,000	34,888
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50	63,977	69,446
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (c)	25,000	27,730
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	105,000	108,040
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	56,000	58,807
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (c)	15,000	15,850
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (c)	20,000	16,587
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	728	8
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12%, 02/15/46 (c)	26,000	25,186
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%, 03/15/48 (c)(e)	346,225	9,305
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (c)	26,000	24,614
UBS Commercial Mortgage Trust 2012-C1
5.57%, 05/10/45 (c)(g)	25,000	24,955
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (c)	17,000	18,728
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (c)(g)	62,000	62,922
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	62,000	61,013
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52	15,000	15,595
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45	16,000	15,334
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	25,000	26,926
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/47	25,000	25,431
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (c)	58,000	62,788
		1,464,935
Sovereign Bonds - 0.5%
Government of Mexico
4.00%, 10/02/23 (a)	12,000	12,931

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.75%, 03/08/44 (a)	$20,000	$20,970
Government of Peru
1.86%, 12/01/32 (a)	10,000	9,127
2.78%, 12/01/60 (a)	15,000	12,415
5.63%, 11/18/50 (a)	11,000	14,626
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	17,405
		87,474
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	20,409
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	10,956
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	30,810
State of California
4.60%, 04/01/38	15,000	17,324
State of Illinois
5.10%, 06/01/33	10,000	11,259
		90,758
Total Bonds and Notes (Cost $15,269,092)		15,609,791

	Number of Shares	Fair Value
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $23,300) (c)	932	$24,977
Total Investments in Securities (Cost $15,292,392)		15,634,768
Short-Term Investments - 15.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (a)(h)(i) (Cost $2,530,144)	2,530,145	2,530,145
Total Investments (Cost $17,822,536)		18,164,913
Liabilities in Excess of Other Assets, net - (10.1)%		(1,666,778)
NET ASSETS - 100.0%		$16,498,135

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$365	5.00%/ Quarterly	06/20/25	$33,387	$(19,243)	$52,630

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2021	11	$2,429,911	$2,427,992	$(1,919)

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2021	1	$(134,334)	$(130,937)	$3,396
10 Yr. U.S. Treasury Ultra Futures	June 2021	8	(1,187,870)	(1,149,500)	38,370
U.S. Treasury Long Bond Futures	June 2021	1	(160,615)	(154,594)	6,022
					$47,788
					$45,869
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $681,505 or 4.13% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Coupon amount represents effective yield.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Income V.I.S. Fund	Investments in Securities
	U.S. Treasuries	$—	$3,710,953	$—	$3,710,953
	Agency Mortgage Backed	—	4,402,199	—	4,402,199
	Agency Collateralized Mortgage Obligations	—	152,842	—	152,842
	Asset Backed	—	269,842	—	269,842
	Corporate Notes	—	5,430,788	—	5,430,788
	Non-Agency Collateralized Mortgage Obligations	—	1,464,935	—	1,464,935
	Sovereign Bonds	—	87,474	—	87,474
	Municipal Bonds and Notes	—	90,758	—	90,758
	Preferred Stock	24,977	—	—	24,977
	Short-Term Investments	2,530,145	—	—	2,530,145
	Total Investments in Securities	$2,555,122	$15,609,791	$—	$18,164,913
	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$52,630	$—	$52,630
	Long Futures Contracts - Unrealized Depreciation	(1,919)	—	—	(1,919)

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
	Short Futures Contracts - Unrealized Appreciation	$47,788	$—	$—	$47,788
	Total Other Financial Instruments	$45,869	$52,630	$—	$98,499

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,270,043	$2,270,043	$3,685,429	$3,425,327	$—	$—	2,530,145	$2,530,145	$183

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 39.2%
Common Stock - 39.2%
Advertising - 0.0%
Boston Omaha Corp. (a)	800	$23,648
Cardlytics Inc. (a)	1,800	197,460
comScore Inc. (a)	5,100	18,666
Fluent Inc. (a)	4,500	18,450
National CineMedia Inc.	4,200	19,404
Omnicom Group Inc.	3,200	237,280
TechTarget Inc. (a)	1,400	97,230
The Interpublic Group of Companies Inc.	5,797	169,272
		781,410
Aerospace & Defense - 0.6%
AAR Corp.	2,000	83,300
Aerojet Rocketdyne Holdings Inc.	4,300	201,928
Aerovironment Inc. (a)	1,300	150,878
Astronics Corp. (a)	1,400	25,256
Axon Enterprise Inc. (a)	900	128,178
BWX Technologies Inc.	1,400	92,316
Cubic Corp.	1,900	141,683
Curtiss-Wright Corp.	600	71,160
Ducommun Inc. (a)	600	36,000
General Dynamics Corp.	3,800	689,928
HEICO Corp.	700	88,060
HEICO Corp., Class A	1,200	136,320
Hexcel Corp.	1,200	67,200
Howmet Aerospace Inc.	5,900	189,567
Huntington Ingalls Industries Inc.	600	123,510
Kaman Corp.	1,635	83,859
Kratos Defense & Security Solutions Inc. (a)	7,200	196,416
L3Harris Technologies Inc.	3,100	628,308
Lockheed Martin Corp.	3,700	1,367,150
Maxar Technologies Inc.	4,200	158,844
Mercury Systems Inc. (a)	800	56,520
Moog Inc.	1,700	141,355
National Presto Industries Inc.	290	29,600
Northrop Grumman Corp.	2,300	744,372
PAE Inc. (a)	3,500	31,570
Park Aerospace Corp.	1,253	16,565
Parsons Corp. (a)	1,300	52,572
Raytheon Technologies Corp.	21,400	1,653,578
Spirit AeroSystems Holdings Inc., Class A	1,600	77,840
Teledyne Technologies Inc. (a)	500	206,825
Textron Inc.	3,400	190,672
The Boeing Co.	8,000	2,037,760
TransDigm Group Inc. (a)	800	470,336
Triumph Group Inc.	3,100	56,978
Vectrus Inc. (a)	715	38,210
Virgin Galactic Holdings Inc. (a)	1,000	30,630
		10,495,244
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	903	129,716
Deere & Co.	4,182	1,564,653
Hydrofarm Holdings Group Inc. (a)	600	36,192
Lindsay Corp.	600	99,972
The Toro Co.	1,600	165,024
		1,995,557
	Number of Shares	Fair Value
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	8,257	$470,649
Bunge Ltd.	2,000	158,540
Darling Ingredients Inc. (a)	9,500	699,010
Fresh Del Monte Produce Inc.	1,900	54,397
Ingredion Inc.	1,044	93,876
Limoneira Co.	1,000	17,500
		1,493,972
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	3,500	102,410
Atlas Air Worldwide Holdings Inc. (a)	1,540	93,078
CH Robinson Worldwide Inc.	1,969	187,902
Echo Global Logistics Inc. (a)	1,600	50,256
Expeditors International of Washington Inc.	2,487	267,825
FedEx Corp.	3,684	1,046,403
Forward Air Corp.	1,600	142,096
Hub Group Inc., Class A (a)	1,951	131,263
Radiant Logistics Inc. (a)	2,600	18,070
United Parcel Service Inc., Class B	10,700	1,818,893
XPO Logistics Inc. (a)	1,400	172,620
		4,030,816
Airlines - 0.1%
Alaska Air Group Inc.	1,800	124,578
Allegiant Travel Co.	800	195,248
American Airlines Group Inc.	9,200	219,880
Delta Air Lines Inc.	9,600	463,488
Hawaiian Holdings Inc.	2,900	77,343
JetBlue Airways Corp. (a)	4,700	95,598
Mesa Air Group Inc. (a)	2,000	26,900
SkyWest Inc.	2,900	157,992
Southwest Airlines Co.	8,800	537,328
Spirit Airlines Inc. (a)	5,800	214,020
United Airlines Holdings Inc. (a)	4,700	270,438
		2,382,813
Airport Services - 0.0% *
Macquarie Infrastructure Corp.	1,100	34,991
Alternative Carriers - 0.1%
Anterix Inc. (a)	700	33,012
Bandwidth Inc., Class A (a)	1,100	139,414
Cogent Communications Holdings Inc.	2,500	171,900
Iridium Communications Inc. (a)	7,000	288,750
Liberty Latin America Ltd. (a)	11,800	152,954
Lumen Technologies Inc.	16,400	218,940
ORBCOMM Inc. (a)	4,300	32,809
Vonage Holdings Corp. (a)	13,800	163,116
		1,200,895
Aluminum - 0.0% *
Alcoa Corp. (a)	11,000	357,390
Arconic Corp. (a)	5,900	149,801
Century Aluminum Co. (a)	3,000	52,980
Kaiser Aluminum Corp.	900	99,450
		659,621

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A	3,700	$126,947
American Eagle Outfitters Inc.	8,900	260,236
Boot Barn Holdings Inc. (a)	1,700	105,927
Burlington Stores Inc. (a)	1,000	298,800
Caleres Inc.	2,100	45,780
Chico's FAS Inc.	7,100	23,501
Citi Trends Inc.	567	47,503
Designer Brands Inc.	3,700	64,380
Express Inc. (a)	4,500	18,090
Foot Locker Inc.	1,515	85,219
Genesco Inc. (a)	900	42,750
Guess? Inc.	2,300	54,050
L Brands Inc.	3,419	211,499
Ross Stores Inc.	5,200	623,532
Shoe Carnival Inc.	579	35,829
The Buckle Inc.	1,659	65,165
The Cato Corp., Class A	1,500	18,000
The Children's Place Inc. (a)	800	55,760
The Gap Inc. (a)	2,747	81,806
The TJX Companies Inc.	17,900	1,184,085
Tilly's Inc., Class A (a)	1,600	18,112
Urban Outfitters Inc. (a)	4,100	152,479
Zumiez Inc. (a)	1,200	51,480
		3,670,930
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc.	600	53,358
Columbia Sportswear Co.	400	42,252
Fossil Group Inc. (a)	2,800	34,720
G-III Apparel Group Ltd. (a)	2,600	78,364
Hanesbrands Inc.	5,200	102,284
Kontoor Brands Inc.	3,000	145,590
Lakeland Industries Inc. (a)	487	13,568
Movado Group Inc.	900	25,605
Oxford Industries Inc.	1,000	87,420
PVH Corp.	1,100	116,270
Ralph Lauren Corp.	700	86,212
Superior Group of Companies Inc.	599	15,226
Tapestry Inc.	4,100	168,961
Under Armour Inc., Class A (a)	3,400	75,344
Under Armour Inc., Class C (a)	2,200	40,612
Vera Bradley Inc. (a)	1,800	18,180
VF Corp.	4,800	383,616
		1,487,582
Application Software - 1.4%
2U Inc. (a)	1,000	38,230
8x8 Inc. (a)	6,300	204,372
ACI Worldwide Inc. (a)	6,800	258,740
Adobe Inc. (a)	7,200	3,422,664
Agilysys Inc. (a)	1,100	52,756
Alarm.com Holdings Inc. (a)	2,800	241,864
Altair Engineering Inc., Class A (a)	2,600	162,682
Alteryx Inc. (a)	800	66,368
American Software Inc., Class A	1,797	37,198
Anaplan Inc. (a)	2,000	107,700
ANSYS Inc. (a)	1,300	441,428
Appfolio, Inc. (a)	1,000	141,410
Aspen Technology Inc. (a)	1,000	144,330
Autodesk Inc. (a)	3,300	914,595
Avalara Inc. (a)	1,200	160,116
	Number of Shares	Fair Value
Avaya Holdings Corp. (a)	4,960	$139,029
Benefitfocus Inc. (a)	1,800	24,858
Bill.com Holdings Inc. (a)	1,092	158,886
Blackbaud Inc.	2,900	206,132
Blackline Inc. (a)	3,000	325,200
Bottomline Technologies de Inc. (a)	2,600	117,650
Box Inc., Class A (a)	8,500	195,160
Cadence Design Systems Inc. (a)	4,100	561,659
CDK Global Inc.	1,800	97,308
Cerence Inc. (a)	2,232	199,942
Ceridian HCM Holding Inc. (a)	1,800	151,686
ChannelAdvisor Corp. (a)	1,700	40,035
Citrix Systems Inc.	1,800	252,648
Cloudera Inc. (a)	12,100	147,257
Cornerstone OnDemand Inc. (a)	3,600	156,888
Coupa Software Inc. (a)	1,000	254,480
Datadog Inc., Class A (a)	2,300	191,682
Digimarc Corp. (a)	700	20,762
Digital Turbine Inc. (a)	5,000	401,800
DocuSign Inc. (a)	2,700	546,615
Domo Inc., Class B (a)	1,600	90,064
Dropbox Inc., Class A (a)	3,700	98,642
Duck Creek Technologies Inc. (a)	1,100	49,654
Dynatrace Inc. (a)	2,700	130,248
Ebix Inc.	1,600	51,248
eGain Corp. (a)	2,000	18,980
Elastic N.V. (a)	1,000	111,200
Envestnet Inc. (a)	3,100	223,913
Everbridge Inc. (a)	500	60,590
Fair Isaac Corp. (a)	400	194,420
Five9 Inc. (a)	900	140,697
GTY Technology Holdings Inc. (a)	3,000	19,170
Guidewire Software Inc. (a)	1,300	132,119
HubSpot Inc. (a)	600	272,526
Intelligent Systems Corp. (a)	500	20,455
InterDigital Inc.	1,800	114,210
Intuit Inc.	3,800	1,455,628
J2 Global Inc. (a)	2,600	311,636
Jamf Holding Corp. (a)	900	31,788
LivePerson Inc. (a)	3,700	195,138
Manhattan Associates Inc. (a)	1,000	117,380
Medallia Inc. (a)	1,300	36,257
MicroStrategy Inc., Class A (a)	400	271,520
Mimecast Ltd. (a)	3,500	140,735
Mitek Systems Inc. (a)	2,500	36,450
Model N Inc. (a)	2,100	73,983
nCino Inc. (a)	700	46,704
New Relic Inc. (a)	800	49,184
Nuance Communications Inc. (a)	4,232	184,684
Nutanix Inc. (a)	2,800	74,368
ON24 Inc. (a)	500	24,255
PagerDuty Inc. (a)	1,100	44,253
Paycom Software Inc. (a)	700	259,042
Paylocity Holding Corp. (a)	600	107,898
Pegasystems Inc.	600	68,604
Pluralsight Inc., Class A (a)	1,800	40,212
PROS Holdings Inc. (a)	2,400	102,000
PTC Inc. (a)	1,600	220,240
Q2 Holdings Inc. (a)	3,000	300,600
QAD Inc., Class A	700	46,606

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
RealPage Inc. (a)	1,300	$113,360
Rimini Street Inc. (a)	2,300	20,631
RingCentral Inc., Class A (a)	1,200	357,456
salesforce.com Inc. (a)	13,100	2,775,497
ShotSpotter Inc. (a)	500	17,535
Slack Technologies Inc., Class A (a)	7,400	300,662
Smartsheet Inc., Class A (a)	1,700	108,664
Smith Micro Software Inc. (a)	3,200	17,616
Splunk Inc. (a)	2,400	325,152
Sprout Social Inc., Class A (a)	1,600	92,416
SPS Commerce Inc. (a)	2,157	214,212
SS&C Technologies Holdings Inc.	3,400	237,558
Sumo Logic Inc. (a)	1,000	18,860
SVMK Inc. (a)	7,300	133,736
Synopsys Inc. (a)	2,319	574,602
The Trade Desk Inc. (a)	600	390,996
Tyler Technologies Inc. (a)	600	254,718
Unity Software Inc. (a)	400	40,124
Upland Software Inc. (a)	1,600	75,504
Verint Systems Inc. (a)	3,800	172,862
Veritone Inc. (a)	1,600	38,368
Viant Technology Inc., Class A (a)	600	31,734
VirnetX Holding Corp.	3,900	21,723
Workday Inc., Class A (a)	2,700	670,761
Workiva Inc. (a)	2,300	202,998
Yext Inc. (a)	6,300	91,224
Zendesk Inc. (a)	1,700	225,454
Zix Corp. (a)	3,300	24,915
Zoom Video Communications Inc., Class A (a)	2,592	832,784
		24,933,553
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	700	104,321
Ameriprise Financial Inc.	1,800	418,410
Apollo Global Management Inc.	2,600	122,226
Ares Management Corp.	1,500	84,045
Artisan Partners Asset Management Inc., Class A	3,316	172,996
AssetMark Financial Holdings Inc. (a)	1,000	23,340
BlackRock Inc.	2,235	1,685,100
Blucora Inc. (a)	2,900	48,256
Brightsphere Investment Group Inc.	3,600	73,368
Cohen & Steers Inc.	1,493	97,538
Diamond Hill Investment Group Inc.	177	27,614
Federated Hermes Inc., Class B	5,600	175,280
Focus Financial Partners Inc., Class A (a)	2,300	95,726
Franklin Resources Inc.	4,100	121,360
Hamilton Lane, Inc.	1,900	168,264
Invesco Ltd.	5,600	141,232
KKR & Co. Inc.	8,100	395,685
Northern Trust Corp.	2,900	304,819
Pzena Investment Management Inc., Class A	1,800	18,954
Sculptor Capital Management Inc.	1,100	24,068
SEI Investments Co.	1,700	103,581
	Number of Shares	Fair Value
Silvercrest Asset Management Group Inc., Class A	605	$8,700
State Street Corp. (b)	5,300	445,253
StepStone Group Inc., Class A	1,200	42,324
T Rowe Price Group Inc.	3,415	586,014
The Bank of New York Mellon Corp.	12,000	567,480
The Carlyle Group Inc.	1,800	66,168
Virtus Investment Partners Inc.	400	94,200
Waddell & Reed Financial Inc., Class A	3,600	90,180
WisdomTree Investments Inc.	8,300	51,875
		6,358,377
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	6,700	64,722
BorgWarner Inc.	3,600	166,896
Cooper-Standard Holdings Inc. (a)	1,000	36,320
Dana Inc.	8,500	206,805
Dorman Products Inc. (a)	1,600	164,224
Fox Factory Holding Corp. (a)	2,400	304,944
Gentex Corp.	3,658	130,481
Gentherm Inc. (a)	1,900	140,809
LCI Industries	1,500	198,420
Lear Corp.	900	163,125
Modine Manufacturing Co. (a)	3,000	44,310
Motorcar Parts of America Inc. (a)	1,100	24,750
Patrick Industries Inc.	1,300	110,500
Standard Motor Products Inc.	1,300	54,054
Stoneridge Inc. (a)	1,600	50,896
Tenneco Inc. (a)	3,000	32,160
Visteon Corp. (a)	1,600	195,120
XPEL Inc. (a)	1,000	51,930
		2,140,466
Automobile Manufacturers - 0.5%
Ford Motor Co. (a)	58,365	714,971
General Motors Co.	18,700	1,074,502
Tesla Inc. (a)	11,500	7,681,195
Thor Industries Inc.	834	112,373
Winnebago Industries Inc.	1,800	138,078
Workhorse Group Inc. (a)	5,600	77,112
		9,798,231
Automotive Retail - 0.2%
Advance Auto Parts Inc.	1,000	183,490
America's Car-Mart Inc. (a)	413	62,929
Asbury Automotive Group Inc. (a)	1,095	215,168
AutoNation Inc. (a)	882	82,220
AutoZone Inc. (a)	300	421,290
Camping World Holdings Inc., Class A	1,933	70,323
CarMax Inc. (a)	2,400	318,384
Carvana Co. (a)	800	209,920
Group 1 Automotive Inc.	989	156,054
Lithia Motors Inc., Class A	1,494	582,794
Monro Inc.	2,000	131,600
Murphy USA Inc.	1,500	216,840
OneWater Marine Inc., Class A (a)	600	23,976
O'Reilly Automotive Inc. (a)	1,100	557,975
Penske Automotive Group Inc.	470	37,713

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Sonic Automotive Inc., Class A	1,406	$69,695
Vroom Inc. (a)	1,500	58,485
		3,398,856
Biotechnology - 1.6%
4D Molecular Therapeutics Inc. (a)	500	21,690
89bio Inc. (a)	800	18,944
AbbVie Inc.	26,400	2,857,008
ACADIA Pharmaceuticals Inc. (a)	1,700	43,860
Acceleron Pharma Inc. (a)	800	108,488
Adverum Biotechnologies Inc. (a)	5,332	52,574
Aeglea BioTherapeutics Inc. (a)	2,800	22,176
Agenus Inc. (a)	9,600	26,112
Agios Pharmaceuticals Inc. (a)	900	46,476
Akebia Therapeutics Inc. (a)	8,700	29,449
Akero Therapeutics Inc. (a)	800	23,208
Akouos Inc. (a)	1,500	20,805
Albireo Pharma Inc. (a)	1,000	35,250
Alector Inc. (a)	2,800	56,392
Alexion Pharmaceuticals Inc. (a)	3,200	489,312
Aligos Therapeutics Inc. (a)	900	20,466
Allakos Inc. (a)	1,600	183,648
Allogene Therapeutics Inc. (a)	3,200	112,960
Allovir Inc. (a)	1,800	42,120
Alnylam Pharmaceuticals Inc. (a)	1,700	240,023
ALX Oncology Holdings Inc. (a)	1,000	73,740
Amgen Inc.	8,700	2,164,647
Amicus Therapeutics Inc. (a)	15,300	151,164
AnaptysBio Inc. (a)	1,300	28,015
Anavex Life Sciences Corp. (a)	3,500	52,325
Anika Therapeutics Inc. (a)	800	32,632
Annexon Inc. (a)	1,600	44,544
Apellis Pharmaceuticals Inc. (a)	3,600	154,476
Applied Genetic Technologies Corp. (a)	3,800	19,266
Applied Molecular Transport Inc. (a)	1,300	57,213
Applied Therapeutics Inc. (a)	1,000	18,755
Arcturus Therapeutics Holdings Inc. (a)	1,204	49,725
Arcus Biosciences Inc. (a)	2,500	70,200
Arcutis Biotherapeutics Inc. (a)	1,400	40,502
Ardelyx Inc. (a)	4,600	30,452
Arena Pharmaceuticals Inc. (a)	3,400	235,926
Arrowhead Pharmaceuticals Inc. (a)	6,100	404,491
Atara Biotherapeutics Inc. (a)	4,800	68,928
Athenex Inc. (a)	4,400	18,920
Athersys Inc. (a)	11,100	19,980
Atreca Inc. (a)	1,800	27,594
AVEO Pharmaceuticals Inc. (a)	2,600	19,032
Avid Bioservices Inc. (a)	3,600	65,628
Avidity Biosciences Inc. (a)	1,800	39,258
Avrobio Inc. (a)	2,200	27,918
Beam Therapeutics Inc. (a)	2,400	192,096
Beyondspring Inc. (a)	1,700	18,819
BioAtla Inc. (a)	700	35,588
BioCryst Pharmaceuticals Inc. (a)	10,500	106,785
	Number of Shares	Fair Value
Biogen Inc. (a)	2,300	$643,425
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,900	198,215
BioMarin Pharmaceutical Inc. (a)	2,700	203,877
Bioxcel Therapeutics Inc. (a)	797	34,399
Black Diamond Therapeutics Inc. (a)	1,100	26,686
Bluebird Bio Inc. (a)	1,000	30,150
Blueprint Medicines Corp. (a)	3,300	320,859
Bolt Biotherapeutics Inc. (a)	800	26,328
Bridgebio Pharma Inc. (a)	5,600	344,960
C4 Therapeutics Inc. (a)	600	22,194
Calithera Biosciences Inc. (a)	7,500	18,150
CareDx Inc. (a)	3,000	204,270
Catalyst Biosciences Inc. (a)	3,600	18,144
Catalyst Pharmaceuticals Inc. (a)	5,800	26,738
CEL-SCI Corp. (a)	2,100	31,941
Checkpoint Therapeutics Inc. (a)	5,900	18,526
ChemoCentryx Inc. (a)	2,900	148,596
Chimerix Inc. (a)	3,500	33,740
Chinook Therapeutics Inc. (a)	853	13,256
Cidara Therapeutics Inc. (a)	2,538	6,751
Clovis Oncology Inc. (a)	5,000	35,100
Coherus Biosciences Inc. (a)	3,500	51,135
Concert Pharmaceuticals Inc. (a)	3,600	17,964
Constellation Pharmaceuticals Inc. (a)	1,800	42,102
Contra Aduro Biotech (a)	4,580	595
Cortexyme Inc. (a)	900	32,427
Crinetics Pharmaceuticals Inc. (a)	1,700	25,976
Cue Biopharma Inc. (a)	1,900	23,180
Cullinan Oncology Inc. (a)	800	33,336
Cytokinetics Inc. (a)	3,900	90,714
CytomX Therapeutics Inc. (a)	3,800	29,374
Deciphera Pharmaceuticals Inc. (a)	2,300	103,132
Denali Therapeutics Inc. (a)	3,700	211,270
DermTech Inc. (a)	600	30,474
Dicerna Pharmaceuticals Inc. (a)	3,900	99,723
Dynavax Technologies Corp. (a)	6,300	61,929
Dyne Therapeutics Inc. (a)	1,200	18,636
Eagle Pharmaceuticals Inc. (a)	600	25,044
Editas Medicine Inc. (a)	4,000	168,000
Eiger BioPharmaceuticals Inc. (a)	2,100	18,585
Emergent BioSolutions Inc. (a)	2,700	250,857
Enanta Pharmaceuticals Inc. (a)	1,200	59,184
Epizyme Inc. (a)	5,400	47,034
Esperion Therapeutics Inc. (a)	1,600	44,880
Evelo Biosciences Inc. (a)	1,700	18,190
Exact Sciences Corp. (a)	2,200	289,916
Exelixis Inc. (a)	4,600	103,914
Fate Therapeutics Inc. (a)	4,506	371,520
Fennec Pharmaceuticals Inc. (a)	1,445	8,973
FibroGen Inc. (a)	5,000	173,550
Five Prime Therapeutics Inc. (a)	1,900	71,573
Flexion Therapeutics Inc. (a)	2,700	24,165
Forma Therapeutics Holdings Inc. (a)	1,800	50,436

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Fortress Biotech Inc. (a)	4,058	$14,325
Frequency Therapeutics Inc. (a)	2,200	20,900
G1 Therapeutics Inc. (a)	2,000	48,120
Generation Bio Co. (a)	2,400	68,304
Genprex Inc. (a)	1,800	7,758
Geron Corp. (a)	17,400	27,492
Gilead Sciences Inc.	18,800	1,215,044
Global Blood Therapeutics Inc. (a)	900	36,675
Gossamer Bio Inc. (a)	3,500	32,375
Gritstone Oncology Inc. (a)	1,800	16,974
Halozyme Therapeutics Inc. (a)	7,900	329,351
Harpoon Therapeutics Inc. (a)	900	18,828
Heron Therapeutics Inc. (a)	5,200	84,292
Homology Medicines Inc. (a)	2,100	19,761
Hookipa Pharma Inc. (a)	1,300	17,485
iBio Inc. (a)	12,800	19,712
Ideaya Biosciences Inc. (a)	1,000	23,500
IGM Biosciences Inc. (a)	400	30,676
ImmunityBio Inc. (a)	1,873	44,465
ImmunoGen Inc. (a)	11,400	92,340
Immunovant Inc. (a)	2,200	35,288
Incyte Corp. (a)	2,800	227,556
Inovio Pharmaceuticals Inc. (a)	11,014	102,210
Inozyme Pharma Inc. (a)	1,000	19,800
Insmed Inc. (a)	6,000	204,360
Intellia Therapeutics Inc. (a)	3,200	256,816
Intercept Pharmaceuticals Inc. (a)	1,600	36,928
Invitae Corp. (a)	7,200	275,112
Ionis Pharmaceuticals Inc. (a)	2,000	89,920
Iovance Biotherapeutics Inc. (a)	2,100	66,486
Ironwood Pharmaceuticals Inc. (a)	9,500	106,210
iTeos Therapeutics Inc. (a)	1,200	41,016
IVERIC bio Inc. (a)	4,900	30,282
Jounce Therapeutics Inc. (a)	1,800	18,486
Kadmon Holdings Inc. (a)	10,500	40,845
KalVista Pharmaceuticals Inc. (a)	1,100	28,259
Karuna Therapeutics Inc. (a)	900	108,207
Karyopharm Therapeutics Inc. (a)	4,300	45,236
Keros Therapeutics Inc. (a)	800	49,240
Kezar Life Sciences Inc. (a)	3,200	19,072
Kindred Biosciences Inc. (a)	4,000	19,880
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,600	29,616
Kinnate Biopharma Inc. (a)	800	24,928
Kodiak Sciences Inc. (a)	1,924	218,162
Kronos Bio Inc. (a)	900	26,343
Krystal Biotech Inc. (a)	900	69,336
Kura Oncology Inc. (a)	3,700	104,599
Kymera Therapeutics Inc. (a)	600	23,316
Lexicon Pharmaceuticals Inc. (a)	3,100	18,197
Ligand Pharmaceuticals Inc. (a)	900	137,205
MacroGenics Inc. (a)	3,200	101,920
Madrigal Pharmaceuticals Inc. (a)	500	58,485
Magenta Therapeutics Inc. (a)	1,500	17,760
MannKind Corp. (a)	13,400	52,528
MediciNova Inc. (a)	3,700	18,685
MEI Pharma Inc. (a)	6,700	22,981
	Number of Shares	Fair Value
MeiraGTx Holdings PLC (a)	1,500	$21,645
Mersana Therapeutics Inc. (a)	3,174	51,355
Mirati Therapeutics Inc. (a)	2,500	428,250
Moderna Inc. (a)	4,300	563,085
Molecular Templates Inc. (a)	1,600	20,192
Morphic Holding Inc. (a)	800	50,624
Mustang Bio Inc. (a)	5,800	19,256
Myriad Genetics Inc. (a)	4,200	127,890
Natera Inc. (a)	4,500	456,930
Neoleukin Therapeutics Inc. (a)	2,000	24,620
Neurocrine Biosciences Inc. (a)	1,400	136,150
NextCure Inc. (a)	1,800	18,018
Nkarta Inc. (a)	1,200	39,480
Novavax Inc. (a)	3,600	652,716
Nurix Therapeutics Inc. (a)	1,400	43,526
Olema Pharmaceuticals Inc. (a)	700	23,226
Oncocyte Corp. (a)	4,300	22,317
OPKO Health Inc. (a)	24,300	104,247
Organogenesis Holdings Inc. (a)	1,400	25,508
ORIC Pharmaceuticals Inc. (a)	1,400	34,300
Ovid therapeutics Inc. (a)	4,700	18,894
Pandion Therapeutics Inc. (a)	700	42,035
Passage Bio Inc. (a)	1,700	29,716
PMV Pharmaceuticals Inc. (a)	800	26,312
Poseida Therapeutics Inc. (a)	2,000	19,100
Praxis Precision Medicines Inc. (a)	700	22,932
Precigen Inc. (a)	4,200	28,938
Precision BioSciences Inc. (a)	2,800	28,980
Prelude Therapeutics Inc. (a)	600	25,998
Protagonist Therapeutics Inc. (a)	2,100	54,390
PTC Therapeutics Inc. (a)	3,700	175,195
Puma Biotechnology Inc. (a)	1,900	18,468
Radius Health Inc. (a)	2,700	56,322
RAPT Therapeutics Inc. (a)	900	19,980
Regeneron Pharmaceuticals Inc. (a)	1,500	709,710
REGENXBIO Inc. (a)	2,300	78,453
Relay Therapeutics Inc. (a)	2,700	93,339
Replimune Group Inc. (a)	1,400	42,714
REVOLUTION Medicines Inc. (a)	2,500	114,700
Rhythm Pharmaceuticals Inc. (a)	2,300	48,921
Rigel Pharmaceuticals Inc. (a)	10,200	34,884
Rocket Pharmaceuticals Inc. (a)	2,200	97,614
Rubius Therapeutics Inc. (a)	2,100	55,650
Sage Therapeutics Inc. (a)	800	59,880
Sangamo Therapeutics Inc. (a)	6,800	85,204
Sarepta Therapeutics Inc. (a)	1,100	81,983
Scholar Rock Holding Corp. (a)	1,500	75,990
Seagen Inc. (a)	1,900	263,834
Selecta Biosciences Inc. (a)	4,600	20,815
Seres Therapeutics Inc. (a)	3,300	67,947
Shattuck Labs Inc. (a)	800	23,392
Sigilon Therapeutics Inc. (a)	900	20,115
Silverback Therapeutics Inc. (a)	800	34,904
Solid Biosciences Inc. (a)	3,200	17,696
Sorrento Therapeutics Inc. (a)	14,800	122,396

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Spectrum Pharmaceuticals Inc. (a)	8,800	$28,688
Spero Therapeutics Inc. (a)	1,400	20,608
SpringWorks Therapeutics Inc. (a)	1,400	102,998
Stoke Therapeutics Inc. (a)	800	31,072
Sutro Biopharma Inc. (a)	1,900	43,244
Syndax Pharmaceuticals Inc. (a)	1,896	42,395
Syros Pharmaceuticals Inc. (a)	2,900	21,692
Taysha Gene Therapies Inc. (a)	900	18,270
TCR2 Therapeutics Inc. (a)	1,700	37,536
TG Therapeutics Inc. (a)	7,200	347,040
Translate Bio Inc. (a)	4,000	65,960
Travere Therapeutics Inc. (a)	3,300	82,401
Turning Point Therapeutics Inc. (a)	2,200	208,098
Twist Bioscience Corp. (a)	2,800	346,808
Ultragenyx Pharmaceutical Inc. (a)	3,800	432,668
United Therapeutics Corp. (a)	611	102,202
UNITY Biotechnology Inc. (a)	3,200	19,200
UroGen Pharma Ltd. (a)	1,200	23,376
Vanda Pharmaceuticals Inc. (a)	3,200	48,064
Vaxart Inc. (a)	3,145	19,027
Vaxcyte Inc. (a)	1,700	33,575
VBI Vaccines Inc. (a)	10,793	33,566
Veracyte Inc. (a)	3,900	209,625
Verastem Inc. (a)	10,400	25,688
Vericel Corp. (a)	2,700	149,985
Vertex Pharmaceuticals Inc. (a)	3,900	838,071
Viking Therapeutics Inc. (a)	4,000	25,300
Vir Biotechnology Inc. (a)	3,200	164,064
Vor BioPharma Inc. (a)	700	30,170
X4 Pharmaceuticals Inc. (a)	2,100	18,081
XBiotech Inc. (a)	857	14,715
Xencor Inc. (a)	3,300	142,098
XOMA Corp. (a)	400	16,324
Y-mAbs Therapeutics Inc. (a)	1,800	54,432
Zentalis Pharmaceuticals Inc. (a)	1,700	73,763
ZIOPHARM Oncology Inc. (a)	12,700	45,720
		28,134,580
Brewers - 0.0%
Molson Coors Beverage Co., Class B	2,700	138,105
The Boston Beer Company Inc., Class A (a)	142	171,292
		309,397
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)	1,700	90,372
Discovery Inc. (a)	2,300	99,958
Discovery Inc., Class C (a)	4,600	169,694
Entercom Co.mmunications Co.rp, Class A	6,900	36,225
Entravision Co.mmunications Co.rp, Class A	4,800	19,392
Fox Corp., Class A	4,800	173,328
Fox Corp., Class B	2,600	90,818
Gray Television Inc.	5,100	93,840
Hemisphere Media Group Inc. (a)	1,500	17,475
	Number of Shares	Fair Value
iHeartMedia Inc., Class A (a)	3,600	$65,340
Media General Inc. (a)	2,076	208
Nexstar Broadcasting Group Inc., Class A	600	84,258
Sinclair Broadcast Group Inc., Class A	2,600	76,076
TEGNA Inc.	12,900	242,907
The EW Scripps., Class A	3,300	63,591
ViacomCBS Inc., Class B	8,600	387,860
		1,711,342
Building Products - 0.3%
AAON Inc.	2,456	171,944
Advanced Drainage Systems Inc.	3,300	341,187
American Woodmark Corp. (a)	1,000	98,580
AO Smith Corp.	2,006	135,626
Apogee Enterprises Inc.	1,500	61,320
Armstrong World Industries Inc.	700	63,063
Builders FirstSource Inc. (a)	12,000	556,440
Carrier Global Corp.	13,000	548,860
Cornerstone Building Brands Inc. (a)	2,600	36,478
CSW Industrials Inc.	800	108,000
Fortune Brands Home & Security Inc.	2,035	194,994
Gibraltar Industries Inc. (a)	1,900	173,869
Griffon Corp.	2,700	73,359
Insteel Industries Inc.	1,100	33,924
JELD-WEN Holding Inc. (a)	4,000	110,760
Johnson Controls International PLC	10,900	650,403
Lennox International Inc.	500	155,795
Masco Corp.	3,800	227,620
Masonite International Corp. (a)	1,400	161,336
Owens Corning	1,600	147,344
PGT Innovations Inc. (a)	3,400	85,850
Quanex Building Products Corp.	2,000	52,460
Resideo Technologies Inc. (a)	8,500	240,125
Simpson Manufacturing Company Inc.	2,600	269,698
The AZEK Co. Inc. (a)	1,400	58,870
Trex Company Inc. (a)	1,700	155,618
UFP Industries Inc.	3,500	265,440
		5,178,963
Cable & Satellite - 0.3%
Altice USA Inc. (a)	3,400	110,602
Cable One Inc.	100	182,836
Charter Communications Inc., Class A (a)	2,100	1,295,742
Comcast Corp., Class A	67,900	3,674,069
DISH Network Corp., Class A (a)	3,700	133,940
Liberty Broadband Corp., Class A (a)	200	29,030
Liberty Broadband Corp., Class C (a)	2,600	390,390
Liberty Media Corp-Liberty SiriusXM (a)	3,800	167,597
Loral Space & Communications Inc.	800	30,136
MSG Networks Inc. (a)	1,800	27,072
Sirius XM Holdings Inc.	16,700	101,703

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
WideOpenWest Inc. (a)	3,100	$42,129
		6,185,246
Casinos & Gaming - 0.2%
Accel Entertainment Inc. (a)	3,000	32,790
Bally's Corp.	1,100	71,478
Boyd Gaming Corp. (a)	4,800	283,008
Caesars Entertainment Inc. (a)	10,600	926,970
Century Casinos Inc. (a)	1,800	18,486
Churchill Downs Inc.	2,200	500,324
Everi Holdings Inc. (a)	4,800	67,728
Golden Entertainment Inc. (a)	1,000	25,260
International Game Technology PLC	5,900	94,695
Las Vegas Sands Corp.	5,000	303,800
MGM Resorts International	7,000	265,930
Monarch Casino & Resort Inc. (a)	694	42,070
Penn National Gaming Inc. (a)	9,267	971,553
PlayAGS Inc. (a)	2,300	18,584
Red Rock Resorts Inc., Class A	3,900	127,101
Scientific Games Co.rp, Class A (a)	3,400	130,968
Wynn Resorts Ltd.	1,600	200,592
		4,081,337
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc.	900	37,440
CONSOL Energy Inc. (a)	1,900	18,468
Energy Fuels Inc. (a)	7,900	44,872
Peabody Energy Corp. (a)	6,000	18,360
		119,140
Commercial Printing - 0.0% *
Brady Corp., Class A	2,800	149,660
Deluxe Corp.	2,500	104,900
Ennis Inc.	1,577	33,669
		288,229
Commodity Chemicals - 0.1%
AdvanSix Inc. (a)	1,600	42,912
Cabot Corp.	800	41,952
Dow Inc.	11,100	709,734
Hawkins Inc.	1,160	38,883
Koppers Holdings Inc. (a)	1,200	41,712
Kronos Worldwide Inc.	1,400	21,420
LyondellBasell Industries N.V., Class A	3,800	395,390
Olin Corp.	2,090	79,357
Trecora Resources (a)	2,300	17,871
Tredegar Corp.	1,600	24,016
Trinseo S.A.	2,300	146,441
Valvoline Inc.	2,700	70,389
Westlake Chemical Corp.	500	44,395
		1,674,472
Communications Equipment - 0.3%
ADTRAN Inc.	2,800	46,704
Applied Optoelectronics Inc. (a)	2,200	18,392
Arista Networks Inc. (a)	900	271,701
CalAmp Corp. (a)	2,000	21,700
Calix Inc. (a)	3,109	107,758
Cambium Networks Corp. (a)	500	23,360
Casa Systems Inc. (a)	1,900	18,107
	Number of Shares	Fair Value
Ciena Corp. (a)	2,300	$125,856
Cisco Systems Inc.	63,600	3,288,756
Clearfield Inc. (a)	700	21,091
CommScope Holding Company Inc. (a)	2,900	44,544
Comtech Telecommunications Corp.	1,400	34,776
Digi International Inc. (a)	1,737	32,985
DZS Inc. (a)	1,200	18,660
EchoStar Corp., Class A (a)	1,300	31,200
Extreme Networks Inc. (a)	7,100	62,125
F5 Networks Inc. (a)	900	187,758
Genasys Inc. (a)	2,059	13,775
Harmonic Inc. (a)	5,700	44,688
Infinera Corp. (a)	9,700	93,411
Inseego Corp. (a)	4,200	42,000
Juniper Networks Inc.	4,900	124,117
KVH Industries Inc. (a)	1,400	17,752
Lumentum Holdings Inc. (a)	1,100	100,485
Motorola Solutions Inc.	2,500	470,125
NETGEAR Inc. (a)	1,800	73,980
NetScout Systems Inc. (a)	4,100	115,456
Plantronics Inc.	2,000	77,820
Resonant Inc. (a)	4,500	19,080
Ribbon Communications Inc. (a)	4,000	32,840
Ubiquiti Inc.	100	29,830
ViaSat Inc. (a)	900	43,263
Viavi Solutions Inc. (a)	13,300	208,810
		5,862,905
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	3,403	390,698
Conn's Inc. (a)	1,200	23,340
GameStop Corp., Class A (a)	3,400	645,388
Rent-A-Center Inc.	2,900	167,214
		1,226,640
Construction & Engineering - 0.2%
AECOM (a)	2,100	134,631
Aegion Corp. (a)	1,800	51,750
Ameresco Inc., Class A (a)	1,500	72,945
API Group Corp. (a)(c)	8,300	171,644
Arcosa Inc.	2,900	188,761
Argan Inc.	874	46,628
Comfort Systems USA Inc.	2,100	157,017
Concrete Pumping Holdings Inc. (a)	2,500	18,525
Construction Partners Inc., Class A (a)	1,685	50,348
Dycom Industries Inc. (a)	1,800	167,130
EMCOR Group Inc.	3,200	358,912
Fluor Corp.	8,300	191,647
Granite Construction Inc.	2,800	112,700
Great Lakes Dredge & Dock Corp. (a)	3,800	55,404
HC2 Holdings Inc. (a)	3,071	12,100
IES Holdings Inc. (a)	520	26,213
MasTec Inc. (a)	3,300	309,210
Matrix Service Co. (a)	1,600	20,976
MYR Group Inc. (a)	981	70,308
Northwest Pipe Co. (a)	597	19,952
NV5 Global Inc. (a)	600	57,942
Primoris Services Corp.	2,800	92,764
Quanta Services Inc.	2,038	179,303
Sterling Construction Company Inc. (a)	1,600	37,120

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Tutor Perini Corp. (a)	2,000	$37,900
Valmont Industries Inc.	300	71,301
WillScot Mobile Mini Holdings Corp. (a)	10,200	283,050
		2,996,181
Construction Machinery & Heavy Trucks - 0.3%
Alamo Group Inc.	600	93,690
Allison Transmission Holdings Inc.	1,700	69,411
Astec Industries Inc.	1,300	98,046
Blue Bird Corp. (a)	900	22,527
Caterpillar Inc.	8,100	1,878,147
Cummins Inc.	2,237	579,629
Douglas Dynamics Inc.	1,400	64,610
Federal Signal Corp.	3,600	137,880
Meritor Inc. (a)	4,100	120,622
Miller Industries Inc.	670	30,947
Navistar International Corp. (a)	2,900	127,687
Oshkosh Corp.	1,000	118,660
PACCAR Inc.	5,100	473,892
REV Group Inc.	1,600	30,656
Terex Corp.	4,000	184,280
The Greenbrier Companies Inc.	1,900	89,718
The Manitowoc Company Inc. (a)	2,000	41,240
The Shyft Group Inc.	2,063	76,744
Trinity Industries Inc.	1,300	37,037
Wabash National Corp.	3,100	58,280
Westinghouse Air Brake Technologies Corp.	2,700	213,732
		4,547,435
Construction Materials - 0.1%
Eagle Materials Inc.	600	80,646
Forterra Inc. (a)	1,719	39,967
Martin Marietta Materials Inc.	900	302,238
Summit Materials Inc., Class A (a)	6,800	190,536
U.S. Lime & Minerals Inc.	80	10,697
US Concrete Inc. (a)	900	65,988
Vulcan Materials Co.	2,000	337,500
		1,027,572
Consumer Electronics - 0.0%
GoPro Inc., Class A (a)	7,300	84,972
Sonos Inc. (a)	7,100	266,037
Turtle Beach Corp. (a)	800	21,336
Universal Electronics Inc. (a)	800	43,976
VOXX International Corp. (a)	1,143	21,786
		438,107
Consumer Finance - 0.3%
Ally Financial Inc.	5,600	253,176
American Express Co.	9,800	1,386,112
Capital One Financial Corp.	6,800	865,164
Credit Acceptance Corp. (a)	100	36,023
Curo Group Holdings Corp.	1,200	17,508
Discover Financial Services	4,600	436,954
Encore Capital Group Inc. (a)	1,900	76,437
Enova International Inc. (a)	2,000	70,960
Ezcorp Inc., Class A (a)	3,500	17,395
FirstCash Inc.	2,400	157,608
Green Dot Corp., Class A (a)	3,100	141,949
LendingClub Corp. (a)	4,200	69,384
	Number of Shares	Fair Value
LendingTree Inc. (a)	200	$42,600
Navient Corp.	10,800	154,548
Nelnet Inc., Class A	1,000	72,740
OneMain Holdings Inc.	1,100	59,092
Oportun Financial Corp. (a)	1,200	24,852
PRA Group Inc. (a)	2,700	100,089
Prog Holdings Inc.	4,000	173,160
Regional Management Corp.	500	17,330
Santander Consumer USA Holdings Inc.	1,100	29,766
SLM Corp.	5,600	100,632
Synchrony Financial	8,700	353,742
Upstart Holdings Inc. (a)	200	25,772
World Acceptance Corp. (a)	300	38,928
		4,721,921
Copper - 0.0% *
Freeport-McMoRan Inc. (a)	21,700	714,581
Data Processing & Outsourced Services - 1.3%
Alliance Data Systems Corp.	700	78,463
Automatic Data Processing Inc.	6,400	1,206,208
Black Knight Inc. (a)	2,224	164,554
Broadridge Financial Solutions Inc.	1,700	260,270
Cass Information Systems Inc.	900	41,643
Concentrix Corp. (a)	638	95,521
Conduent Inc. (a)	9,700	64,602
CSG Systems International Inc.	1,900	85,291
Euronet Worldwide Inc. (a)	800	110,640
Evo Payments Inc., Class A (a)	2,700	74,304
ExlService Holdings Inc. (a)	2,000	180,320
Fidelity National Information Services Inc.	9,300	1,307,673
Fiserv Inc. (a)	8,600	1,023,744
FleetCor Technologies Inc. (a)	1,200	322,356
Genpact Ltd.	2,800	119,896
Global Payments Inc.	4,500	907,110
GreenSky Inc., Class A (a)	3,800	23,522
I3 Verticals Inc., Class A (a)	1,100	34,238
International Money Express Inc. (a)	1,700	25,517
Jack Henry & Associates Inc.	1,145	173,719
Mastercard Inc., Class A	13,200	4,699,860
MAXIMUS Inc.	3,600	320,544
MoneyGram International Inc. (a)	3,700	24,309
NIC Inc.	3,945	133,854
Paychex Inc.	4,800	470,496
PayPal Holdings Inc. (a)	17,600	4,273,984
Repay Holdings Corp. (a)	4,000	93,920
Sabre Corp.	4,800	71,088
Square Inc. (a)	5,500	1,248,775
Sykes Enterprises Inc. (a)	2,232	98,387
The Western Union Co.	6,100	150,426
TTEC Holdings Inc.	1,100	110,495
Verra Mobility Corp. (a)	7,900	106,926
Visa Inc., Class A	25,300	5,356,769
WEX Inc. (a)	700	146,454
		23,605,878
Department Stores - 0.0% *
Dillard's Inc., Class A	400	38,628
Kohl's Corp.	2,400	143,064
Macy's Inc.	18,400	297,896

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Nordstrom Inc.	1,600	$60,592
		540,180
Distillers & Vintners - 0.0%
Brown-Forman Corp., Class B	2,900	200,013
Brown-Forman Corp.	500	31,835
Constellation Brands Inc., Class A	2,400	547,200
MGP Ingredients Inc.	800	47,320
		826,368
Distributors - 0.0% *
Core-Mark Holding Company Inc.	2,600	100,594
Funko Inc., Class A (a)	1,400	27,552
Genuine Parts Co.	2,100	242,739
LKQ Corp. (a)	4,500	190,485
Pool Corp.	630	217,501
Weyco Group Inc.	427	9,236
		788,107
Diversified Banks - 0.9%
Bank of America Corp.	115,900	4,484,171
Citigroup Inc.	31,200	2,269,800
JPMorgan Chase & Co.	45,400	6,911,242
U.S. Bancorp	20,400	1,128,324
Wells Fargo & Co.	56,900	2,223,083
		17,016,620
Diversified Chemicals - 0.0%
Eastman Chemical Co.	2,023	222,773
Huntsman Corp.	3,000	86,490
The Chemours Co.	2,400	66,984
		376,247
Diversified Metals & Mining - 0.0%
Compass Minerals International Inc.	2,000	125,440
Ferroglobe PLC (a)(d)	1,316	—
Materion Corp.	1,200	79,488
		204,928
Diversified Real Estate Activities - 0.0%
Tejon Ranch Co. (a)	1,300	21,762
The RMR Group Inc.	900	36,729
The St Joe Co.	1,900	81,510
		140,001
Diversified REITs - 0.1%
Alexander & Baldwin Inc. (a)	4,300	72,197
American Assets Trust Inc.	3,000	97,320
Armada Hoffler Properties Inc.	3,500	43,890
Broadstone Net Lease Inc.	2,100	38,430
Colony Capital Inc.	28,400	184,032
CTO Realty Growth Inc.	400	20,804
Empire State Realty Trust Inc., Class A	2,700	30,051
Essential Properties Realty Trust Inc.	6,100	139,263
Gladstone Commercial Corp.	2,000	39,120
Global Net Lease Inc.	5,300	95,718
iStar Inc.	4,200	74,676
One Liberty Properties Inc.	985	21,936
PS Business Parks Inc.	1,194	184,568
STORE Capital Corp.	3,600	120,600
VEREIT Inc.	3,300	127,446
	Number of Shares	Fair Value
Washington Real Estate Investment Trust	5,000	$110,500
WP Carey Inc.	2,600	183,976
		1,584,527
Diversified Support Services - 0.1%
Cintas Corp.	1,300	443,703
Copart Inc. (a)	3,100	336,691
Healthcare Services Group Inc.	4,400	123,332
IAA Inc. (a)	2,000	110,280
KAR Auction Services Inc.	7,600	114,000
Matthews International Corp., Class A	1,800	71,190
UniFirst Corp.	922	206,261
Viad Corp.	1,200	50,100
VSE Corp.	600	23,700
		1,479,257
Drug Retail - 0.0% *
Rite Aid Corp. (a)	3,200	65,472
Walgreens Boots Alliance Inc.	10,800	592,920
		658,392
Education Services - 0.1%
Adtalem Global Education Inc. (a)	3,000	118,620
American Public Education Inc. (a)	900	32,067
Bright Horizons Family Solutions Inc. (a)	900	154,305
Chegg Inc. (a)	2,000	171,320
Graham Holdings Co., Class B	100	56,244
Grand Canyon Education Inc. (a)	700	74,970
Houghton Mifflin Harcourt Co. (a)	6,200	47,244
Laureate Education Inc. (a)	6,300	85,617
Perdoceo Education Corp. (a)	4,100	49,036
Strategic Eduction Inc.	1,400	128,674
Stride Inc. (a)	2,400	72,264
Universal Technical Institute Inc. (a)	3,100	18,104
		1,008,465
Electric Utilities - 0.5%
ALLETE Inc.	3,100	208,289
Alliant Energy Corp.	3,700	200,392
American Electric Power Company Inc.	7,400	626,780
Avangrid Inc.	898	44,730
Duke Energy Corp.	10,986	1,060,479
Edison International	5,400	316,440
Entergy Corp.	3,000	298,410
Evergy Inc.	3,400	202,402
Eversource Energy	5,141	445,159
Exelon Corp.	14,600	638,604
FirstEnergy Corp.	8,100	280,989
Hawaiian Electric Industries Inc.	1,600	71,088
IDACORP Inc.	800	79,976
MGE Energy Inc.	2,200	157,058
NextEra Energy Inc.	29,294	2,214,919
NRG Energy Inc.	3,600	135,828
OGE Energy Corp.	3,000	97,080
Otter Tail Corp.	2,400	110,808
PG&E Corp. (a)	19,800	231,858
Pinnacle West Capital Corp.	1,652	134,390

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
PNM Resources Inc.	5,000	$245,250
Portland General Electric Co.	5,300	251,591
PPL Corp.	11,600	334,544
The Southern Co.	15,800	982,128
Xcel Energy Inc.	7,875	523,766
		9,892,958
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	500	82,500
Allied Motion Technologies Inc.	400	20,532
American Superconductor Corp. (a)	1,600	30,336
AMETEK Inc.	3,400	434,282
Array Technologies Inc. (a)	1,800	53,676
Atkore Inc. (a)	2,800	201,320
Eaton Corporation PLC	6,034	834,382
Emerson Electric Co.	8,900	802,958
Encore Wire Corp.	1,228	82,436
EnerSys	2,500	227,000
FuelCell Energy Inc. (a)	18,600	268,026
Generac Holdings Inc. (a)	938	307,148
GrafTech International Ltd.	2,600	31,798
Hubbell Inc.	800	149,512
LSI Industries Inc.	1,544	13,170
Orion Energy Systems Inc. (a)	2,700	18,792
Plug Power Inc. (a)	24,400	874,496
Powell Industries Inc.	600	20,322
Preformed Line Products Co.	163	11,206
Regal Beloit Corp.	558	79,615
Rockwell Automation Inc.	1,700	451,248
Sensata Technologies Holding plc (a)	2,300	133,285
Shoals Technologies Group Inc., Class A (a)	1,300	45,214
Sunrun Inc. (a)	9,400	568,512
Thermon Group Holdings Inc. (a)	2,000	38,980
Vertiv Holdings Co.	3,600	72,000
Vicor Corp. (a)	1,100	93,533
		5,946,279
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	2,200	29,348
Amphenol Corp., Class A	8,700	573,939
Bel Fuse Inc., Class B	900	17,901
Belden Inc.	2,600	115,362
Corning Inc.	11,175	486,224
Dolby Laboratories Inc.	957	94,475
II-VI Inc. (a)	6,100	417,057
Knowles Corp. (a)	5,200	108,784
Littelfuse Inc.	400	105,776
Rogers Corp. (a)	1,100	207,031
Vishay Intertechnology Inc.	7,855	189,149
		2,345,046
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)	400	19,400
Arlo Technologies Inc. (a)	4,700	29,516
Badger Meter Inc.	1,684	156,730
Cognex Corp.	2,500	207,475
Coherent Inc. (a)	400	101,156
Daktronics Inc.	3,000	18,810
FARO Technologies Inc. (a)	1,100	95,227
FLIR Systems Inc.	2,000	112,940
Iteris Inc. (a)	3,100	19,127
Itron Inc. (a)	2,600	230,490
	Number of Shares	Fair Value
Keysight Technologies Inc. (a)	2,800	$401,520
Luna Innovations Inc. (a)	1,800	18,954
MTS Systems Corp.	1,200	69,840
Napco Security Technologies Inc. (a)	900	31,347
National Instruments Corp.	1,900	82,051
nLight Inc. (a)	2,100	68,040
Novanta Inc. (a)	2,000	263,780
OSI Systems Inc. (a)	1,000	96,100
PAR Technology Corp. (a)	1,100	71,951
Powerfleet Inc. (a)	2,100	17,262
Trimble Inc. (a)	3,700	287,823
Vishay Precision Group Inc. (a)	800	24,648
Vontier Corp. (a)	2,299	69,591
Zebra Technologies Corp., Class A (a)	800	388,144
		2,881,922
Electronic Manufacturing Services - 0.0%
Benchmark Electronics Inc.	2,200	68,024
CTS Corp.	1,900	59,014
IPG Photonics Corp. (a)	500	105,470
Jabil Inc.	2,200	114,752
Kimball Electronics Inc. (a)	1,380	35,604
Methode Electronics Inc.	2,200	92,356
Plexus Corp. (a)	1,636	150,250
Sanmina Corp. (a)	3,821	158,113
TTM Technologies Inc. (a)	5,800	84,100
		867,683
Environmental & Facilities Services - 0.1%
ABM Industries Inc.	4,001	204,091
BrightView Holdings Inc. (a)	2,400	40,488
Casella Waste Systems Inc., Class A (a)	2,900	184,353
CECO Environmental Corp. (a)	2,200	17,446
Clean Harbors Inc. (a)	800	67,248
Covanta Holding Corp.	7,000	97,020
Harsco Corp. (a)	4,600	78,890
Heritage-Crystal Clean Inc. (a)	900	24,417
Montrose Environmental Group Inc. (a)	1,300	65,247
Republic Services Inc.	3,119	309,873
Rollins Inc.	3,378	116,271
SP Plus Corp. (a)	1,400	45,906
Stericycle Inc. (a)	1,400	94,514
Team Inc. (a)	1,900	21,907
Tetra Tech Inc.	3,200	434,304
US Ecology Inc. (a)	1,900	79,116
Vidler Water Resouces Inc. (a)	1,155	10,279
Waste Management Inc.	6,300	812,826
		2,704,196
Fertilizers & Agricultural Chemicals - 0.1%
AgroFresh Solutions Inc. (a)	2,064	4,128
American Vanguard Corp.	1,800	36,738
CF Industries Holdings Inc.	3,200	145,216
Corteva Inc.	11,200	522,144
FMC Corp.	1,900	210,159
Intrepid Potash Inc. (a)	600	19,536
The Mosaic Co.	5,200	164,372
The Scotts Miracle-Gro Co., Class A	577	141,348
		1,243,641

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Financial Exchanges & Data - 0.3%
Cboe Global Markets Inc.	1,600	$157,904
CME Group Inc.	5,300	1,082,419
Donnelley Financial Solutions Inc. (a)	1,700	47,311
FactSet Research Systems Inc.	600	185,154
Intercontinental Exchange Inc.	8,300	926,944
MarketAxess Holdings Inc.	600	298,752
Moody's Corp.	2,400	716,664
Morningstar Inc.	300	67,512
MSCI Inc.	1,200	503,136
Nasdaq Inc.	1,715	252,894
S&P Global Inc.	3,600	1,270,332
Tradeweb Markets Inc., Class A	1,300	96,200
		5,605,222
Food Distributors - 0.1%
HF Foods Group Inc. (a)	2,400	17,328
Performance Food Group Co. (a)	7,700	443,597
SpartanNash Co.	2,061	40,457
Sysco Corp.	7,300	574,802
The Andersons Inc.	1,800	49,284
The Chefs' Warehouse Inc. (a)	1,800	54,828
U.S. Foods Holding Corp. (a)	3,300	125,796
United Natural Foods Inc. (a)	3,305	108,867
		1,414,959
Food Retail - 0.0%
Albertsons Companies Inc., Class A	2,300	43,861
Casey's General Stores Inc.	578	124,958
Grocery Outlet Holding Corp. (a)	1,100	40,579
Ingles Markets Inc., Class A	793	48,888
Natural Grocers by Vitamin Cottage Inc.	1,000	17,550
Sprouts Farmers Market Inc. (a)	1,740	46,319
The Kroger Co.	11,323	407,515
Village Super Market Inc., Class A	536	12,633
Weis Markets Inc.	583	32,951
		775,254
Footwear - 0.2%
Crocs Inc. (a)	3,900	313,755
Deckers Outdoor Corp. (a)	1,700	561,714
NIKE Inc., Class B	18,600	2,471,754
Rocky Brands Inc.	400	21,624
Skechers U.S.A. Inc., Class A (a)	2,000	83,420
Steven Madden Ltd.	4,872	181,531
Wolverine World Wide Inc.	4,800	183,936
		3,817,734
Forest Products - 0.0% *
Louisiana-Pacific Corp.	6,500	360,490
Gas Utilities - 0.1%
Atmos Energy Corp.	1,900	187,815
Chesapeake Utilities Corp.	1,000	116,080
National Fuel Gas Co.	1,300	64,987
New Jersey Resources Corp.	5,600	223,272
Northwest Natural Holding Co.	1,800	97,110
ONE Gas Inc.	3,100	238,421
	Number of Shares	Fair Value
RGC Resources Inc.	800	$17,744
South Jersey Industries Inc.	6,000	135,480
Southwest Gas Holdings Inc.	3,400	233,614
Spire Inc.	2,900	214,281
UGI Corp.	3,100	127,131
		1,655,935
General Merchandise Stores - 0.2%
Big Lots Inc.	2,178	148,757
Dollar General Corp.	3,700	749,694
Dollar Tree Inc. (a)	3,500	400,610
Franchise Group Inc.	1,300	46,943
Ollie's Bargain Outlet Holdings Inc. (a)	800	69,600
Target Corp.	7,466	1,478,791
		2,894,395
Gold - 0.1%
Coeur Mining Inc. (a)	14,300	129,129
Gold Resource Corp.	6,700	17,688
Newmont Corp.	12,000	723,240
Royal Gold Inc.	1,000	107,620
		977,677
Health Care REITs - 0.2%
CareTrust REIT Inc.	5,700	132,725
Community Healthcare Trust Inc.	1,328	61,247
Diversified Healthcare Trust	14,000	66,920
Global Medical REIT Inc.	2,600	34,086
Healthcare Realty Trust Inc.	8,300	251,656
Healthcare Trust of America Inc., Class A	3,300	91,014
Healthpeak Properties Inc.	8,100	257,094
LTC Properties Inc.	2,295	95,747
Medical Properties Trust Inc.	8,600	183,008
National Health Investors Inc.	2,613	188,868
New Senior Investment Group Inc.	4,900	30,527
Omega Healthcare Investors Inc.	3,400	124,542
Physicians Realty Trust	12,300	217,341
Sabra Health Care REIT Inc.	12,100	210,056
Universal Health Realty Income Trust REIT	800	54,224
Ventas Inc.	5,600	298,704
Welltower Inc.	6,300	451,269
		2,749,028
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	4,400	161,744
AmerisourceBergen Corp.	2,208	260,698
Apria Inc. (a)	700	19,551
Cardinal Health Inc.	4,400	267,300
Covetrus Inc. (a)	6,900	206,793
Henry Schein Inc. (a)	2,100	145,404
McKesson Corp.	2,416	471,217
Owens & Minor Inc.	4,287	161,148
Patterson Companies Inc.	5,042	161,092
PetIQ Inc. (a)	1,300	45,838
		1,900,785
Healthcare Equipment - 1.1%
Abbott Laboratories	25,900	3,103,856
ABIOMED Inc. (a)	700	223,111
Accelerate Diagnostics Inc. (a)	2,200	18,304

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Accuray Inc. (a)	5,500	$27,225
Acutus Medical Inc. (a)	1,400	18,718
Alphatec Holdings Inc. (a)	3,300	52,107
AngioDynamics Inc. (a)	2,200	51,480
Apyx Medical Corp. (a)	2,000	19,320
Aspira Women's Health Inc. (a)	5,100	34,425
AtriCure Inc. (a)	2,600	170,352
AxoGen Inc. (a)	2,200	44,572
Axonics Modulation Technologies Inc. (a)	1,800	107,802
Baxter International Inc.	7,600	640,984
Becton Dickinson & Co.	4,300	1,045,545
Boston Scientific Corp. (a)	21,400	827,110
Cantel Medical Corp. (a)	2,200	175,648
Cardiovascular Systems Inc. (a)	2,300	88,182
Co-Diagnostics Inc. (a)	2,100	20,034
CONMED Corp.	1,600	208,944
CryoLife Inc. (a)	2,300	51,934
CryoPort Inc. (a)	2,400	124,824
Cutera Inc. (a)	1,000	30,050
CytoSorbents Corp. (a)	2,500	21,700
Danaher Corp.	9,371	2,109,225
DexCom Inc. (a)	1,400	503,146
Eargo Inc. (a)	500	24,975
Edwards Lifesciences Corp. (a)	9,200	769,488
Electromed Inc. (a)	500	5,270
Envista Holdings Corp. (a)	2,400	97,920
FONAR Corp. (a)	416	7,525
GenMark Diagnostics Inc. (a)	4,100	97,990
Glaukos Corp. (a)	2,500	209,825
Globus Medical Inc., Class A (a)	1,100	67,837
Heska Corp. (a)	400	67,384
Hill-Rom Holdings Inc.	1,000	110,480
Hologic Inc. (a)	3,800	282,644
IDEXX Laboratories Inc. (a)	1,300	636,103
Inari Medical Inc. (a)	1,000	107,000
Inogen Inc. (a)	1,100	57,772
Insulet Corp. (a)	1,000	260,920
Integer Holdings Corp. (a)	1,900	174,990
Integra LifeSciences Holdings Corp. (a)	1,100	75,999
Intersect ENT Inc. (a)	1,900	39,672
IntriCon Corp. (a)	700	17,948
Intuitive Surgical Inc. (a)	1,700	1,256,198
Invacare Corp.	2,052	16,457
iRhythm Technologies Inc. (a)	1,700	236,062
LeMaitre Vascular Inc.	1,000	48,780
Masimo Corp. (a)	776	178,216
Mesa Laboratories Inc.	300	73,050
Milestone Scientific Inc. (a)	5,500	19,635
Misonix Inc. (a)	900	17,631
Natus Medical Inc. (a)	2,000	51,220
Nevro Corp. (a)	2,000	279,000
NuVasive Inc. (a)	3,000	196,680
Ortho Clinical Diagnostics Holdings PLC (a)	5,200	100,334
Orthofix Medical Inc. (a)	1,100	47,685
Outset Medical Inc. (a)	600	32,634
PAVmed Inc. (a)	4,600	20,424
Penumbra Inc. (a)	500	135,290
Pulse Biosciences Inc. (a)	900	21,312
ResMed Inc.	2,100	407,442
SeaSpine Holdings Corp. (a)	1,600	27,840
	Number of Shares	Fair Value
Shockwave Medical Inc. (a)	1,700	$221,442
Stereotaxis Inc. (a)	2,800	18,816
STERIS PLC	1,236	235,433
Stryker Corp.	5,200	1,266,616
Surmodics Inc. (a)	800	44,856
Tactile Systems Technology Inc. (a)	1,100	59,939
Talis Biomedical Corp. (a)	1,600	20,560
Tandem Diabetes Care Inc. (a)	900	79,425
Teleflex Inc.	700	290,822
TransMedics Group Inc. (a)	1,500	62,235
Vapotherm Inc. (a)	1,200	28,824
Varex Imaging Corp. (a)	2,300	47,127
Varian Medical Systems Inc. (a)	1,400	247,142
ViewRay Inc. (a)	7,200	31,320
Zimmer Biomet Holdings Inc.	3,100	496,248
Zynex Inc. (a)	1,107	16,904
		19,163,939
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	1,300	74,282
Brookdale Senior Living Inc. (a)	10,900	65,945
Community Health Systems Inc. (a)	5,034	68,060
Encompass Health Corp.	1,500	122,850
Five Star Senior Living Inc. (a)	1,187	7,264
Hanger Inc. (a)	2,200	50,204
HCA Healthcare Inc.	4,000	753,360
National HealthCare Corp.	757	58,978
Select Medical Holdings Corp. (a)	6,380	217,558
Surgery Partners Inc. (a)	1,486	65,770
Tenet Healthcare Corp. (a)	6,213	323,076
The Ensign Group Inc.	3,087	289,684
The Joint Corp. (a)	800	38,696
The Pennat Group Inc. (a)	1,500	68,700
U.S. Physical Therapy Inc.	800	83,280
Universal Health Services Inc., Class B	1,100	146,729
		2,434,436
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	4,700	183,676
Accolade Inc. (a)	1,900	86,203
Addus HomeCare Corp. (a)	862	90,157
Amedisys Inc. (a)	500	132,395
AMN Healthcare Services Inc. (a)	2,800	206,360
Apollo Medical Holdings Inc. (a)	1,200	32,508
Castle Biosciences Inc. (a)	900	61,614
Chemed Corp.	200	91,964
Cigna Corp.	5,200	1,257,048
CorVel Corp. (a)	555	56,937
Cross Country Healthcare Inc. (a)	2,200	27,478
CVS Health Corp.	19,600	1,474,508
DaVita Inc. (a)	1,128	121,565
Fulgent Genetics Inc. (a)	796	76,909
Guardant Health Inc. (a)	1,200	183,180
InfuSystem Holdings Inc. (a)	916	18,650
Laboratory Corporation of America Holdings (a)	1,500	382,545
LHC Group Inc. (a)	1,800	344,178
MEDNAX Inc. (a)	4,400	112,068

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
ModivCare Inc. (a)	692	$102,499
National Research Corp., Class A	800	37,464
Oak Street Health Inc. (a)	1,400	75,978
Ontrak Inc. (a)	600	19,536
Option Care Health Inc. (a)	5,100	90,474
Premier Inc., Class A	1,800	60,930
Quest Diagnostics Inc.	2,000	256,680
R1 RCM Inc. (a)	6,400	157,952
RadNet Inc. (a)	2,600	56,550
Sharps Compliance Corp. (a)	956	13,738
Tivity Health Inc. (a)	2,600	58,032
Viemed Healthcare Inc. (a)	2,160	21,859
		5,891,635
Healthcare Supplies - 0.2%
Align Technology Inc. (a)	1,200	649,836
Antares Pharma Inc. (a)	9,800	40,278
Atrion Corp.	82	52,587
Avanos Medical Inc. (a)	2,800	122,472
BioLife Solutions Inc. (a)	800	28,800
Cerus Corp. (a)	9,800	58,898
DENTSPLY SIRONA Inc.	3,300	210,573
Haemonetics Corp. (a)	800	88,808
ICU Medical Inc. (a)	300	61,632
Lantheus Holdings Inc. (a)	3,900	83,343
Meridian Bioscience Inc. (a)	2,470	64,838
Merit Medical Systems Inc. (a)	3,200	191,616
Neogen Corp. (a)	3,100	275,559
OraSure Technologies Inc. (a)	4,200	49,014
OrthoPediatrics Corp. (a)	800	39,000
Pulmonx Corp. (a)	700	32,018
Quidel Corp. (a)	600	76,758
Retractable Technologies Inc. (a)	771	9,884
SI-BONE Inc. (a)	1,700	54,077
Sientra Inc. (a)	3,100	22,599
Silk Road Medical Inc. (a)	1,600	81,040
STAAR Surgical Co. (a)	2,700	284,607
Surgalign Holdings Inc. (a)	8,400	18,312
The Cooper Companies Inc.	700	268,863
Utah Medical Products Inc.	231	20,005
West Pharmaceutical Services Inc.	1,109	312,494
		3,197,911
Healthcare Technology - 0.2%
Allscripts Healthcare Solutions Inc. (a)	9,300	139,640
Cerner Corp.	4,600	330,648
Certara Inc. (a)	1,200	32,760
Change Healthcare Inc. (a)	3,600	79,560
Computer Programs and Systems Inc.	769	23,531
Evolent Health Inc. (a)	4,460	90,092
Health Catalyst Inc. (a)	2,000	93,540
HealthStream Inc. (a)	1,600	35,744
iCAD Inc. (a)	1,200	25,464
Inovalon Holdings Inc. (a)	4,400	126,632
Inspire Medical Systems Inc. (a)	1,500	310,485
NantHealth Inc. (a)	1,700	5,457
NextGen Healthcare Inc. (a)	3,300	59,730
Omnicell Inc. (a)	2,500	324,675
OptimizeRx Corp. (a)	1,000	48,750
Phreesia Inc. (a)	2,000	104,200
	Number of Shares	Fair Value
Schrodinger Inc. (a)	1,800	$137,322
Simulations Plus Inc.	916	57,928
Tabula Rasa HealthCare Inc. (a)	1,300	59,865
Teladoc Health Inc. (a)	1,600	290,800
Veeva Systems Inc., Class A (a)	2,000	522,480
Vocera Communications Inc. (a)	1,900	73,074
		2,972,377
Heavy Electrical Equipment - 0.0%
AZZ Inc.	1,500	75,525
Bloom Energy Corp. (a)	5,285	142,959
TPI Composites Inc. (a)	1,800	101,574
		320,058
Home Building - 0.2%
Beazer Homes USA Inc. (a)	1,671	34,957
Cavco Industries Inc. (a)	500	112,805
Century Communities Inc. (a)	1,730	104,354
D.R. Horton Inc.	4,976	443,461
Green Brick Partners Inc. (a)	1,800	40,824
Installed Building Products Inc.	1,400	155,232
KB Home	5,300	246,609
Lennar Corp., Class A	3,923	397,125
Lennar Corp.	400	32,936
LGI Homes Inc. (a)	1,300	194,103
M/I Homes Inc. (a)	1,674	98,883
MDC Holdings Inc.	3,326	197,565
Meritage Homes Corp. (a)	2,184	200,753
NVR Inc. (a)	50	235,547
PulteGroup Inc.	4,000	209,760
Skyline Champion Corp. (a)	3,100	140,306
Taylor Morrison Home Corp. (a)	7,500	231,075
Toll Brothers Inc.	1,715	97,292
TopBuild Corp. (a)	1,958	410,064
Tri Pointe Homes Inc. (a)	7,500	152,700
		3,736,351
Home Furnishing Retail - 0.1%
At Home Group Inc. (a)	3,200	91,840
Bed Bath & Beyond Inc.	7,224	210,579
Haverty Furniture Companies Inc.	993	36,930
RH (a)	900	536,940
Sleep Number Corp. (a)	1,600	229,584
The Aaron's Company Inc.	2,000	51,360
Williams-Sonoma Inc.	1,163	208,410
		1,365,643
Home Furnishings - 0.0% *
Casper Sleep Inc. (a)	2,500	18,100
Ethan Allen Interiors Inc.	1,310	36,169
Hooker Furniture Corp.	700	25,522
La-Z-Boy Inc.	2,600	110,448
Leggett & Platt Inc.	2,000	91,300
Mohawk Industries Inc. (a)	900	173,079
Purple Innovation Inc. (a)	1,900	60,135
Tempur Sealy International Inc.	2,800	102,368
The Lovesac Co. (a)	600	33,960
		651,081

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Home Improvement Retail - 0.4%
Floor & Decor Holdings Inc., Class A (a)	1,400	$133,672
GrowGeneration Corp. (a)	2,400	119,256
Lowe's Companies Inc.	11,000	2,091,980
Lumber Liquidators Holdings Inc. (a)	1,700	42,704
The Home Depot Inc.	16,100	4,914,525
		7,302,137
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	3,100	45,167
Chatham Lodging Trust	2,800	36,848
CorePoint Lodging Inc.	2,300	20,769
DiamondRock Hospitality Co. (a)	11,800	121,540
Hersha Hospitality Trust (a)	2,000	21,100
Host Hotels & Resorts Inc.	10,400	175,240
Park Hotels & Resorts Inc.	3,500	75,530
Pebblebrook Hotel Trust	7,700	187,033
RLJ Lodging Trust	9,700	150,156
Ryman Hospitality Properties Inc.	3,000	232,530
Service Properties Trust	9,700	115,042
Summit Hotel Properties Inc.	6,100	61,976
Sunstone Hotel Investors Inc.	12,800	159,488
Xenia Hotels & Resorts Inc.	6,700	130,650
		1,533,069
Hotels, Resorts & Cruise Lines - 0.2%
Bluegreen Vacations Holding Corp. (a)	1,000	18,540
Booking Holdings Inc. (a)	600	1,397,904
Carnival Corp.	9,100	241,514
Choice Hotels International Inc.	500	53,645
Expedia Group Inc.	2,100	361,452
Extended Stay America Inc.	2,700	53,325
Hilton Grand Vacations Inc. (a)	5,000	187,450
Hilton Worldwide Holdings Inc.	4,100	495,772
Hyatt Hotels Corp., Class A	500	41,350
Lindblad Expeditions Holdings Inc. (a)	1,500	28,350
Marriott International Inc., Class A	4,000	592,440
Marriott Vacations Worldwide Corp.	2,400	418,032
Norwegian Cruise Line Holdings Ltd. (a)	5,400	148,986
Royal Caribbean Cruises Ltd.	3,000	256,830
Travel + Leisure Co.	1,300	79,508
Wyndham Hotels & Resorts Inc.	1,400	97,692
		4,472,790
Household Appliances - 0.0% *
Helen of Troy Ltd. (a)	1,400	294,924
iRobot Corp. (a)	1,600	195,488
Whirlpool Corp.	907	199,857
		690,269
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	3,000	155,670
Church & Dwight Company Inc.	3,700	323,195
Colgate-Palmolive Co.	12,600	993,258
Energizer Holdings Inc.	1,000	47,460
	Number of Shares	Fair Value
Kimberly-Clark Corp.	5,100	$709,155
Oil-Dri Corporation of America	500	17,220
Reynolds Consumer Products Inc.	1,000	29,780
Spectrum Brands Holdings Inc.	600	51,000
The Clorox Co.	1,847	356,249
The Procter & Gamble Co.	36,527	4,946,852
WD-40 Co.	800	244,944
		7,874,783
Housewares & Specialties - 0.0% *
Lifetime Brands Inc.	772	11,341
Newell Brands Inc.	5,700	152,646
Tupperware Brands Corp. (a)	2,900	76,589
		240,576
Human Resource & Employment Services - 0.1%
ASGN Inc. (a)	3,000	286,320
Barrett Business Services Inc.	500	34,430
GP Strategies Corp. (a)	801	13,977
Heidrick & Struggles International Inc.	1,200	42,864
Insperity Inc.	2,100	175,854
Kelly Services Inc., Class A	1,958	43,605
Kforce Inc.	1,200	64,320
Korn Ferry	3,200	199,584
ManpowerGroup Inc.	879	86,933
Robert Half International Inc.	1,600	124,912
TriNet Group Inc. (a)	2,400	187,104
TrueBlue Inc. (a)	2,100	46,242
Upwork Inc. (a)	5,500	246,235
		1,552,380
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)	8,100	363,366
Costco Wholesale Corp.	6,616	2,332,008
PriceSmart Inc.	1,300	125,775
Walmart Inc.	20,845	2,831,376
		5,652,525
Independent Power Producers & Energy Traders - 0.0% *
Atlantic Power Corp. (a)	6,400	18,496
Clearway Energy Inc., Class A	800	21,208
Clearway Energy Inc., Class C	6,000	168,840
The AES Corp.	9,900	265,419
Vistra Corp.	7,300	129,064
		603,027
Industrial Conglomerates - 0.4%
3M Co.	8,400	1,618,512
Carlisle Companies Inc.	800	131,664
General Electric Co.	130,200	1,709,526
Honeywell International Inc.	10,500	2,279,235
Raven Industries Inc.	2,100	80,493
Roper Technologies Inc.	1,600	645,344
		6,464,774
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	3,300	928,422
Industrial Machinery - 0.6%
Albany International Corp., Class A	1,800	150,246
Altra Industrial Motion Corp.	3,800	210,216

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Barnes Group Inc.	2,800	$138,712
Chart Industries Inc. (a)	2,100	298,935
CIRCOR International Inc. (a)	1,200	41,784
Colfax Corp. (a)	1,700	74,477
Columbus McKinnon Corp.	1,400	73,864
Crane Co.	700	65,737
Donaldson Company Inc.	1,900	110,504
Dover Corp.	2,100	287,973
Energy Recovery Inc. (a)	2,400	44,016
Enerpac Tool Group Corp.	3,600	94,032
EnPro Industries Inc.	1,200	102,324
ESCO Technologies Inc.	1,500	163,335
Evoqua Water Technologies Corp. (a)	6,800	178,840
Flowserve Corp.	1,900	73,739
Fortive Corp.	4,400	310,816
Franklin Electric Company Inc.	2,700	213,138
Gates Industrial Corp. plc (a)	1,900	30,381
Graco Inc.	2,433	174,251
Helios Technologies Inc.	1,800	131,166
Hillenbrand Inc.	4,400	209,924
Hurco Companies Inc.	362	12,779
Hyster-Yale Materials Handling Inc.	560	48,787
IDEX Corp.	1,100	230,252
Illinois Tool Works Inc.	4,700	1,041,144
Ingersoll Rand Inc. (a)	5,200	255,892
ITT Inc.	1,300	118,183
John Bean Technologies Corp.	1,900	253,346
Kadant Inc.	700	129,507
Kennametal Inc.	4,900	195,853
L B Foster Co., Class A (a)	1,000	17,900
Lincoln Electric Holdings Inc.	900	110,646
Lydall Inc. (a)	1,000	33,740
Mueller Industries Inc.	3,294	136,207
Mueller Water Products Inc., Class A	9,300	129,177
NN Inc. (a)	2,700	19,089
Nordson Corp.	900	178,812
Omega Flex Inc.	126	19,893
Otis Worldwide Corp.	6,100	417,545
Parker-Hannifin Corp.	1,900	599,317
Park-Ohio Holdings Corp.	600	18,894
Proto Labs Inc. (a)	1,600	194,800
RBC Bearings Inc. (a)	1,500	295,155
Rexnord Corp.	7,100	334,339
Snap-on Inc.	825	190,361
SPX Corp. (a)	2,600	151,502
SPX FLOW Inc.	2,500	158,325
Standex International Corp.	700	66,899
Stanley Black & Decker Inc.	2,300	459,241
Tennant Co.	1,100	87,879
The Eastern Co.	351	9,407
The ExOne Co. (a)	900	28,224
The Gorman-Rupp Co.	1,058	35,030
The Middleby Corp. (a)	800	132,600
The Timken Co.	900	73,053
TriMas Corp. (a)	2,500	75,800
Watts Water Technologies Inc., Class A	1,600	190,096
Welbilt Inc. (a)	7,700	125,125
Woodward Inc.	800	96,504
Xylem Inc.	2,700	283,986
		10,133,699
	Number of Shares	Fair Value
Industrial REITs - 0.2%
Americold Realty Trust	3,600	$138,492
Duke Realty Corp.	5,476	229,609
EastGroup Properties Inc.	2,300	329,544
First Industrial Realty Trust Inc.	1,900	87,001
Indus Realty Trust Inc.	227	13,626
Industrial Logistics Properties Trust	3,820	88,356
Innovative Industrial Properties Inc.	1,400	252,224
Lexington Realty Trust	16,200	179,982
Monmouth Real Estate Investment Corp.	5,600	99,064
Plymouth Industrial REIT Inc.	1,500	25,275
Prologis Inc.	11,000	1,166,000
Rexford Industrial Realty Inc.	2,000	100,800
STAG Industrial Inc.	9,400	315,934
Terreno Realty Corp.	4,000	231,080
		3,256,987
Insurance Brokers - 0.2%
Aon PLC, Class A	3,400	782,374
Arthur J Gallagher & Co.	2,900	361,833
Brown & Brown Inc.	3,500	159,985
BRP Group Inc., Class A (a)	2,500	68,125
Crawford & Co., Class A	1,700	18,105
eHealth Inc. (a)	1,500	109,095
Goosehead Insurance Inc., Class A	760	81,457
Marsh & McLennan Companies Inc.	7,600	925,680
Selectquote Inc. (a)	7,700	227,227
		2,733,881
Integrated Oil & Gas - 0.4%
Chevron Corp.	28,900	3,028,431
Exxon Mobil Corp.	63,400	3,539,622
Occidental Petroleum Corp.	12,600	335,412
		6,903,465
Integrated Telecommunication Services - 0.4%
Alaska Communications Systems Group Inc.	5,500	17,875
AT&T Inc.	106,900	3,235,863
ATN International Inc.	700	34,384
Cincinnati Bell Inc. (a)	2,900	44,515
Consolidated Communications Holdings Inc. (a)	4,323	31,126
IDT Corp., Class B (a)	1,200	27,192
Ooma Inc. (a)	1,300	20,605
Verizon Communications Inc.	62,128	3,612,743
		7,024,303
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	11,400	1,060,200
Electronic Arts Inc.	4,300	582,091
Glu Mobile Inc. (a)	8,800	109,824
Take-Two Interactive Software Inc. (a)	1,700	300,390
Zynga Inc., Class A (a)	13,300	135,793
		2,188,298
Interactive Media & Services - 1.8%
Alphabet Inc., Class C (a)	4,400	9,101,972
Alphabet Inc., Class A (a)	4,500	9,281,340
Cargurus Inc. (a)	5,200	123,916
Cars.com Inc. (a)	4,000	51,840

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
DHI Group Inc. (a)	5,300	$17,755
Eventbrite Inc., Class A (a)	3,800	84,208
EverQuote Inc., Class A (a)	800	29,032
Facebook Inc., Class A (a)	36,000	10,603,080
IAC/InterActiveCorp (a)	1,100	237,941
Liberty TripAdvisor Holdings Inc. (a)	4,300	27,434
Match Group Inc. (a)	3,400	467,092
MediaAlpha Inc., Class A (a)	1,000	35,430
Pinterest Inc., Class A (a)	5,997	443,958
QuinStreet Inc. (a)	2,800	56,840
TripAdvisor Inc. (a)	1,500	80,685
TrueCar Inc. (a)	6,000	28,710
Twitter Inc. (a)	11,700	744,471
Yelp Inc. (a)	4,200	163,800
Zillow Group Inc. (a)	3,000	391,008
		31,970,512
Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com Inc., Class A (a)	1,461	40,338
Amazon.com Inc. (a)	6,340	19,616,467
CarParts.com Inc. (a)	2,018	28,817
Duluth Holdings Inc., Class B (a)	1,100	18,634
eBay Inc.	9,700	594,028
Etsy Inc. (a)	1,800	363,006
Groupon Inc. (a)	1,400	70,763
GrubHub Inc. (a)	1,400	84,000
Lands' End Inc. (a)	800	19,848
Liquidity Services Inc. (a)	1,500	27,870
Magnite Inc. (a)	6,500	270,465
Overstock.com Inc. (a)	2,500	165,650
PetMed Express Inc.	1,147	40,346
Quotient Technology Inc. (a)	5,100	83,334
Qurate Retail Inc.	5,734	67,432
Shutterstock Inc.	1,300	115,752
Stamps.com Inc. (a)	1,000	199,510
Stitch Fix Inc., Class A (a)	3,500	173,390
The RealReal Inc. (a)	3,700	83,731
Waitr Holdings Inc. (a)	6,600	19,338
Wayfair Inc., Class A (a)	1,100	346,225
		22,428,944
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	2,400	244,560
BigCommerce Holdings Inc. (a)	700	40,460
Brightcove Inc. (a)	2,400	48,288
Fastly Inc., Class A (a)	1,195	80,400
GoDaddy Inc., Class A (a)	2,500	194,050
Limelight Networks Inc. (a)	7,300	26,061
MongoDB Inc. (a)	800	213,944
Okta Inc. (a)	1,700	374,731
Rackspace Technology Inc. (a)	2,000	47,560
Switch Inc.	1,900	30,894
Twilio Inc. (a)	2,200	749,672
VeriSign Inc. (a)	1,500	298,140
		2,348,760
Investment Banking & Brokerage - 0.4%
B. Riley Financial Inc.	1,200	67,656
BGC Partners Inc., Class A	18,400	88,872
Cowen Inc., Class A	1,491	52,409
Evercore Inc.	566	74,565
Greenhill & Company Inc.	1,100	18,128
	Number of Shares	Fair Value
Houlihan Lokey Inc.	3,024	$201,126
Interactive Brokers Group Inc.	1,100	80,344
Lazard Ltd., Class A	1,500	65,265
LPL Financial Holdings Inc.	1,200	170,592
Moelis & Co., Class A	3,157	173,256
Morgan Stanley	20,900	1,623,094
Oppenheimer Holdings Inc., Class A	524	20,986
Piper Sandler Cos.	1,000	109,650
PJT Partners Inc., Class A	1,400	94,710
Raymond James Financial Inc.	1,800	220,608
Stifel Financial Corp.	5,900	377,954
Stonex Group Inc. (a)	1,004	65,642
The Charles Schwab Corp.	20,600	1,342,708
The Goldman Sachs Group Inc.	5,000	1,635,000
Virtu Financial Inc., Class A	1,000	31,050
		6,513,615
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,947	136,582
Cognizant Technology Solutions Corp., Class A	7,989	624,101
DXC Technology Co.	3,800	118,788
EPAM Systems Inc. (a)	786	311,798
Gartner Inc. (a)	1,300	237,315
Grid Dynamics Holdings Inc. (a)	1,700	27,081
Information Services Group Inc. (a)	4,100	18,040
International Business Machines Corp.	13,300	1,772,358
LiveRamp Holdings Inc. (a)	3,900	202,332
Perficient Inc. (a)	1,940	113,917
Perspecta Inc.	8,200	238,210
ServiceSource International Inc. (a)	5,647	8,301
The Hackett Group Inc.	1,600	26,224
Unisys Corp. (a)	3,700	94,054
		3,929,101
Leisure Facilities - 0.0% *
Planet Fitness Inc. (a)	1,200	92,760
RCI Hospitality Holdings Inc.	457	29,061
SeaWorld Entertainment Inc. (a)	3,000	149,010
Six Flags Entertainment Corp.	1,100	51,117
Vail Resorts Inc.	600	174,996
		496,944
Leisure Products - 0.1%
Acushnet Holdings Corp.	2,000	82,660
American Outdoor Brands Inc. (a)	800	20,160
Brunswick Corp.	1,200	114,444
Callaway Golf Co.	5,500	147,125
Clarus Corp.	1,500	25,575
Escalade Inc.	595	12,441
Hasbro Inc.	1,900	182,628
Johnson Outdoors Inc., Class A	340	48,535
Malibu Boats Inc., Class A (a)	1,200	95,616
MasterCraft Boat Holdings Inc. (a)	1,083	28,797
Mattel Inc. (a)	5,100	101,592
Nautilus Inc. (a)	1,815	28,387
Peloton Interactive Inc., Class A (a)	3,772	424,124

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Polaris Inc.	900	$120,150
Smith & Wesson Brands Inc.	3,286	57,341
Sturm Ruger & Company Inc.	987	65,211
Vista Outdoor Inc. (a)	3,408	109,294
YETI Holdings Inc. (a)	4,700	339,387
		2,003,467
Life & Health Insurance - 0.2%
Aflac Inc.	10,300	527,154
American Equity Investment Life Holding Co.	5,300	167,109
Brighthouse Financial Inc. (a)	1,370	60,623
Citizens Inc. (a)	3,100	17,949
CNO Financial Group Inc.	7,800	189,462
FBL Financial Group Inc., Class A	497	27,792
Genworth Financial Inc., Class A (a)	29,800	98,936
Globe Life Inc.	1,500	144,945
Independence Holding Co.	248	9,883
Lincoln National Corp.	2,900	180,583
MetLife Inc.	11,300	686,927
National Western Life Group Inc., Class A	155	38,595
Primerica Inc.	600	88,692
Principal Financial Group Inc.	4,100	245,836
Prudential Financial Inc.	5,890	536,579
Trupanion Inc. (a)	1,800	137,178
Unum Group	3,100	86,273
		3,244,516
Life Sciences Tools & Services - 0.5%
10X Genomics Inc., Class A (a)	900	162,900
Adaptive Biotechnologies Corp. (a)	1,100	44,286
Agilent Technologies Inc.	4,600	584,844
Avantor Inc. (a)	7,400	214,082
Berkeley Lights Inc. (a)	700	35,161
Bio-Rad Laboratories Inc., Class A (a)	335	191,342
Bio-Techne Corp.	600	229,158
Bruker Corp.	1,500	96,420
Charles River Laboratories International Inc. (a)	686	198,823
ChromaDex Corp. (a)	2,400	22,416
Codexis Inc. (a)	3,400	77,826
Fluidigm Corp. (a)	4,400	19,888
Harvard Bioscience Inc. (a)	3,300	18,018
Illumina Inc. (a)	2,200	844,932
IQVIA Holdings Inc. (a)	2,800	540,792
Luminex Corp.	2,831	90,309
Maravai LifeSciences Holdings Inc., Class A (a)	1,000	35,640
Medpace Holdings Inc. (a)	1,660	272,323
Mettler-Toledo International Inc. (a)	300	346,707
NanoString Technologies Inc. (a)	2,600	170,846
NeoGenomics Inc. (a)	6,400	308,672
Pacific Biosciences of California Inc. (a)	10,800	359,748
PerkinElmer Inc.	1,700	218,093
Personalis Inc. (a)	1,600	39,376
PPD Inc. (a)	2,400	90,816
PRA Health Sciences Inc. (a)	900	137,997
Quanterix Corp. (a)	1,400	81,858
Repligen Corp. (a)	800	155,528
	Number of Shares	Fair Value
Seer Inc. (a)	900	$45,018
Sotera Health Co. (a)	1,300	32,448
Syneos Health Inc. (a)	1,200	91,020
Thermo Fisher Scientific Inc.	5,900	2,692,642
Waters Corp. (a)	900	255,753
		8,705,682
Managed Healthcare - 0.5%
Anthem Inc.	3,700	1,328,115
Centene Corp. (a)	8,600	549,626
HealthEquity Inc. (a)	4,700	319,600
Humana Inc.	1,900	796,575
Magellan Health Inc. (a)	1,400	130,536
Molina Healthcare Inc. (a)	919	214,825
Progyny Inc. (a)	1,600	71,216
UnitedHealth Group Inc.	14,100	5,246,187
		8,656,680
Marine - 0.0%
Eagle Bulk Shipping Inc. (a)	500	18,060
Eneti Inc.	900	18,927
Genco Shipping & Trading Ltd.	1,800	18,144
Kirby Corp. (a)	900	54,252
Matson Inc.	2,500	166,750
SEACOR Holdings Inc. (a)	1,100	44,825
		320,958
Metal & Glass Containers - 0.1%
AptarGroup Inc.	953	135,012
Ball Corp.	4,800	406,752
Berry Global Group Inc. (a)	2,018	123,905
Crown Holdings Inc.	1,984	192,527
Greif Inc., Class A	969	55,233
Greif Inc., Class B	884	50,600
Myers Industries Inc.	2,200	43,472
O-I Glass Inc.	9,300	137,082
Silgan Holdings Inc.	1,223	51,403
		1,195,986
Mortgage REITs - 0.1%
AGNC Investment Corp.	8,138	136,393
Annaly Capital Management Inc.	21,100	181,460
Apollo Commercial Real Estate Finance Inc.	8,300	115,951
Arbor Realty Trust Inc.	6,800	108,120
Ares Commercial Real Estate Corp.	1,886	25,876
ARMOUR Residential REIT Inc.	3,800	46,360
Blackstone Mortgage Trust Inc., Class A	8,200	254,200
Broadmark Realty Capital Inc.	7,700	80,542
Capstead Mortgage Corp.	5,791	36,078
Cherry Hill Mortgage Investment Corp.	1,002	9,359
Chimera Investment Corp.	11,300	143,510
Colony Credit Real Estate Inc.	5,000	42,600
Dynex Capital Inc.	1,551	29,360
Ellington Financial Inc.	2,400	38,424
Ellington Residential Mortgage REIT	660	8,125
Granite Point Mortgage Trust Inc.	3,200	38,304
Great Ajax Corp.	1,600	17,440

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,300	$241,230
Invesco Mortgage Capital Inc.	13,900	55,739
KKR Real Estate Finance Trust Inc.	1,686	31,005
Ladder Capital Corp., Class A	6,200	73,160
MFA Financial Inc.	26,700	108,669
New Residential Investment Corp.	6,200	69,750
New York Mortgage Trust Inc.	22,400	100,128
Orchid Island Capital Inc.	5,092	30,603
PennyMac Mortgage Investment Trust	5,800	113,680
Ready Capital Corp.	3,477	46,661
Redwood Trust Inc.	6,600	68,706
Starwood Property Trust Inc.	4,100	101,434
TPG RE Finance Trust Inc.	3,600	40,320
Two Harbors Investment Corp.	16,200	118,746
Western Asset Mortgage Capital Corp.	5,600	17,864
		2,529,797
Motorcycle Manufacturers - 0.0% *
Harley-Davidson Inc.	2,300	92,230
Movies & Entertainment - 0.5%
AMC Entertainment Holdings Inc., Class A	22,400	228,704
Cinemark Holdings Inc.	6,300	128,583
Liberty Media Corp-Liberty Braves, Class A (a)	600	17,106
Liberty Media Corp-Liberty Braves, Class C (a)	2,100	58,422
Liberty Media Corp-Liberty Media, Class C (a)	3,300	142,857
Lions Gate Entertainment Corp., Class B (a)	2,800	36,120
Live Nation Entertainment Inc. (a)	2,100	177,765
LiveXLive Media Inc. (a)	4,000	17,360
Madison Square Garden Entertainment Corp. (a)	400	32,720
Madison Square Garden Sports Corp. (a)	300	53,838
Netflix Inc. (a)	6,400	3,338,624
Roku Inc. (a)	1,600	521,232
The Marcus Corp.	1,300	25,987
The Walt Disney Co. (a)	27,100	5,000,492
World Wrestling Entertainment Inc., Class A	700	37,982
		9,817,792
Multi-Line Insurance - 0.1%
American Financial Group Inc.	1,100	125,510
American International Group Inc.	12,900	596,109
Assurant Inc.	892	126,459
Horace Mann Educators Corp.	2,400	103,704
The Hartford Financial Services Group Inc.	5,400	360,666
		1,312,448
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)	28,148	7,190,969
Cannae Holdings Inc. (a)	5,061	200,517
Jefferies Financial Group Inc.	3,309	99,601
		7,491,087
	Number of Shares	Fair Value
Multi-Utilities - 0.3%
Ameren Corp.	3,671	$298,673
Avista Corp.	4,100	195,775
Black Hills Corp.	3,700	247,049
CenterPoint Energy Inc.	7,500	169,875
CMS Energy Corp.	4,300	263,246
Consolidated Edison Inc.	5,100	381,480
Dominion Energy Inc.	12,200	926,712
DTE Energy Co.	2,900	386,106
MDU Resources Group Inc.	3,000	94,830
NiSource Inc.	5,700	137,427
NorthWestern Corp.	3,000	195,600
Public Service Enterprise Group Inc.	7,600	457,596
Sempra Energy	4,300	570,094
Unitil Corp.	900	41,121
WEC Energy Group Inc.	4,685	438,469
		4,804,053
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	2,000	328,600
Boston Properties Inc.	2,300	232,898
Brandywine Realty Trust	2,600	33,566
CIM Commercial Trust Corp.	1,400	18,046
Columbia Property Trust Inc.	6,800	116,280
Corporate Office Properties Trust	1,700	44,761
Cousins Properties Inc.	2,200	77,770
Douglas Emmett Inc.	2,500	78,500
Easterly Government Properties Inc.	4,810	99,711
Equity Commonwealth	1,744	48,483
Franklin Street Properties Corp.	6,200	33,790
Highwoods Properties Inc.	1,600	68,704
Hudson Pacific Properties Inc.	2,300	62,399
JBG SMITH Properties	1,800	57,222
Kilroy Realty Corp.	1,700	111,571
Mack-Cali Realty Corp.	5,200	80,496
Office Properties Income Trust	2,800	77,056
Paramount Group Inc.	3,000	30,390
Piedmont Office Realty Trust Inc.	7,400	128,538
SL Green Realty Corp.	1,100	76,989
Vornado Realty Trust	2,600	118,014
		1,923,784
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	5,500	46,420
Herman Miller Inc.	3,500	144,025
HNI Corp.	2,500	98,900
Interface Inc.	3,500	43,680
Kimball International Inc., Class B	2,200	30,800
Knoll Inc.	3,000	49,530
MSA Safety Inc.	500	75,010
Pitney Bowes Inc.	10,300	84,872
Steelcase Inc., Class A	5,100	73,389
		646,626
Oil & Gas Drilling - 0.0% *
Helmerich & Payne Inc.	1,600	43,136
Nabors Industries Ltd.	400	37,380
Patterson-UTI Energy Inc.	10,800	77,004

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Transocean Ltd. (a)	34,500	$122,475
		279,995
Oil & Gas Equipment & Services - 0.1%
Archrock Inc.	7,600	72,124
Aspen Aerogels Inc. (a)	1,200	24,408
Baker Hughes Co.	9,800	211,778
Bristow Group Inc. (a)	700	18,116
Cactus, Inc.	2,800	85,736
ChampionX Corp. (a)	11,000	239,030
DMC Global Inc.	900	48,834
Dril-Quip Inc. (a)	2,100	69,783
Frank's International N.V. (a)	9,200	32,660
Halliburton Co.	13,300	285,418
Helix Energy Solutions Group Inc. (a)	8,300	41,915
Liberty Oilfield Services Inc., Class A	4,900	55,321
National Energy Services Reunited Corp. (a)	1,500	18,555
Newpark Resources Inc. (a)	5,800	18,212
NexTier Oilfield Solutions Inc. (a)	9,600	35,712
NOV Inc.	5,800	79,576
Oceaneering International Inc. (a)	5,900	67,378
Oil States International Inc. (a)	3,500	21,105
ProPetro Holding Corp. (a)	4,700	50,102
RPC Inc. (a)	3,400	18,360
Schlumberger N.V.	20,800	565,552
Select Energy Services, Inc., Class A (a)	3,600	17,928
Solaris Oilfield Infrastructure Inc., Class A	1,700	20,859
Tidewater Inc. (a)	2,400	30,072
U.S. Silica Holdings Inc.	4,300	52,847
		2,181,381
Oil & Gas Exploration & Production - 0.3%
Antero Resources Corp. (a)	14,300	145,860
APA Corp.	5,600	100,240
Berry Corp.	4,000	22,040
Bonanza Creek Energy Inc. (a)	1,200	42,876
Brigham Minerals Inc., Class A	2,500	36,600
Cabot Oil & Gas Corp.	5,900	110,802
Cimarex Energy Co.	1,500	89,085
CNX Resources Corp. (a)	12,900	189,630
ConocoPhillips	20,300	1,075,291
Contango Oil & Gas Co. (a)	6,800	26,520
Continental Resources Inc.	1,200	31,044
Devon Energy Corp.	8,800	192,280
Diamondback Energy Inc.	2,500	183,725
Earthstone Energy, Inc. (a)	2,500	17,875
EOG Resources Inc.	8,700	631,011
EQT Corp.	4,102	76,215
Falcon Minerals Corp.	4,000	17,960
Hess Corp.	4,100	290,116
Kosmos Energy Ltd.	23,800	73,066
Magnolia Oil & Gas Corp. (a)	7,300	83,804
Marathon Oil Corp.	11,800	126,024
Matador Resources Co.	6,500	152,425
Murphy Oil Corp.	2,200	36,102
Ovintiv Inc.	15,400	366,828
PDC Energy Inc. (a)	5,900	202,960
Penn Virginia Corp. (a)	1,400	18,760
Pioneer Natural Resources Co.	3,000	476,460
	Number of Shares	Fair Value
Range Resources Corp. (a)	12,600	$130,158
SM Energy Co.	6,700	109,679
Southwestern Energy Co. (a)	38,300	178,095
Talos Energy Inc. (a)	1,500	18,060
Tellurian Inc. (a)	10,000	23,400
W&T Offshore Inc. (a)	5,600	20,104
		5,295,095
Oil & Gas Refining & Marketing - 0.1%
Clean Energy Fuels Corp. (a)	7,700	105,798
CVR Energy Inc.	1,700	32,606
Delek US Holdings Inc.	3,700	80,586
Green Plains Inc. (a)	1,958	53,003
HollyFrontier Corp.	2,200	78,716
Marathon Petroleum Corp.	9,700	518,853
Par Pacific Holdings Inc. (a)	2,400	33,888
PBF Energy Inc., Class A	5,700	80,655
Phillips 66	6,500	530,010
Renewable Energy Group Inc. (a)	2,588	170,912
REX American Resources Corp. (a)	314	26,429
Valero Energy Corp.	6,100	436,760
World Fuel Services Corp.	3,700	130,240
		2,278,456
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp.	4,300	38,829
Cheniere Energy Inc. (a)	3,500	252,035
Diamond S Shipping Inc. (a)	1,900	19,057
Dorian LPG Ltd. (a)	2,200	28,886
Equitrans Midstream Corp.	6,100	49,776
International Seaways Inc.	1,400	27,132
Kinder Morgan Inc.	29,100	484,515
ONEOK Inc.	6,600	334,356
Targa Resources Corp.	3,400	107,950
The Williams Companies Inc.	18,200	431,158
		1,773,694
Other Diversified Financial Services - 0.0%
Alerus Financial Corp.	901	26,832
Equitable Holdings Inc.	6,000	195,720
Voya Financial Inc.	1,900	120,916
		343,468
Packaged Foods & Meats - 0.4%
B&G Foods Inc.	3,769	117,065
Beyond Meat Inc. (a)	800	104,096
Calavo Growers Inc.	1,000	77,640
Cal-Maine Foods Inc. (a)	2,200	84,524
Campbell Soup Co.	2,900	145,783
Conagra Brands Inc.	7,300	274,480
Flowers Foods Inc.	2,900	69,020
Freshpet Inc. (a)	2,400	381,144
General Mills Inc.	9,108	558,503
Hormel Foods Corp.	4,196	200,485
Hostess Brands Inc. (a)	7,500	107,550
J&J Snack Foods Corp.	900	141,327
John B Sanfilippo & Son Inc.	500	45,185
Kellogg Co.	3,800	240,540
Lamb Weston Holdings Inc.	2,200	170,456
Lancaster Colony Corp.	1,086	190,441
Landec Corp. (a)	1,700	18,020
McCormick & Company Inc.	3,700	329,892
Mondelez International Inc., Class A	20,900	1,223,277

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Pilgrim's Pride Corp. (a)	1,200	$28,548
Post Holdings Inc. (a)	900	95,148
Sanderson Farms Inc.	1,200	186,936
Seneca Foods Corp., Class A (a)	414	19,495
The Hain Celestial Group Inc. (a)	1,300	56,680
The Hershey Co.	2,200	347,952
The JM Smucker Co.	1,676	212,064
The Kraft Heinz Co.	9,700	388,000
The Simply Good Foods Co. (a)	5,100	155,142
Tootsie Roll Industries Inc.	989	32,762
TreeHouse Foods Inc. (a)	800	41,792
Tyson Foods Inc., Class A	4,300	319,490
Vital Farms Inc. (a)	1,400	30,576
		6,394,013
Paper Packaging - 0.1%
Avery Dennison Corp.	1,200	220,380
Graphic Packaging Holding Co.	4,000	72,640
International Paper Co.	5,851	316,363
Packaging Corporation of America	1,396	187,734
Pactiv Evergreen Inc.	2,300	31,602
Ranpak Holdings Corp. (a)	1,700	34,102
Sealed Air Corp.	2,300	105,386
Sonoco Products Co.	1,500	94,950
UFP Technologies Inc. (a)	407	20,277
Westrock Co.	3,900	202,995
		1,286,429
Paper Products - 0.0%
Clearwater Paper Corp. (a)	979	36,830
Domtar Corp.	3,200	118,240
Glatfelter Corp.	2,600	44,590
Neenah Inc.	1,000	51,380
Schweitzer-Mauduit International Inc.	1,829	89,566
Verso Corp.	1,900	27,721
		368,327
Personal Products - 0.1%
BellRing Brands Inc., Class A (a)	2,400	56,664
Coty Inc., Class A	4,300	38,743
Edgewell Personal Care Co.	3,200	126,720
elf Beauty Inc. (a)	2,700	72,441
Herbalife Nutrition Ltd. (a)	1,300	57,668
Inter Parfums Inc.	1,100	78,023
Medifast Inc.	700	148,274
Nature's Sunshine Products Inc.	1,000	19,960
Nu Skin Enterprises Inc., Class A	720	38,081
The Estee Lauder Companies Inc., Class A	3,400	988,890
USANA Health Sciences Inc. (a)	700	68,320
Veru Inc. (a)	3,200	34,480
		1,728,264
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals Inc. (a)	11,500	19,550
Aerie Pharmaceuticals Inc. (a)	2,200	39,314
	Number of Shares	Fair Value
Amneal Pharmaceuticals Inc. (a)	5,900	$39,707
Amphastar Pharmaceuticals Inc. (a)	2,200	40,304
ANI Pharmaceuticals Inc. (a)	600	21,684
Arvinas Inc. (a)	2,100	138,810
Atea Pharmaceuticals Inc. (a)	900	55,575
Athira Pharma Inc. (a)	1,000	18,400
Axsome Therapeutics Inc. (a)	1,700	96,254
Aytu BioPharma Inc. (a)	2,400	18,240
Bausch Health Companies Inc. (a)	5,800	183,989
BioDelivery Sciences International Inc. (a)	5,500	21,505
Bristol-Myers Squibb Co.	33,900	2,140,107
Cara Therapeutics Inc. (a)	2,500	54,275
Cassava Sciences Inc. (a)	1,900	85,405
Catalent Inc. (a)	2,400	252,744
Chiasma Inc. (a)	6,000	18,780
Collegium Pharmaceutical Inc. (a)	2,000	47,400
Corcept Therapeutics Inc. (a)	5,700	135,603
CorMedix Inc. (a)	2,100	20,979
Cymabay Therapeutics Inc. (a)	4,200	19,068
Durect Corp. (a)	13,500	26,730
Elanco Animal Health Inc. (a)	6,800	200,260
Eli Lilly & Co.	12,600	2,353,932
Evolus Inc. (a)	1,600	20,784
Fulcrum Therapeutics Inc. (a)	1,600	18,848
Harmony Biosciences Holdings Inc. (a)	600	19,824
Horizon Therapeutics PLC (a)	2,900	266,916
Innoviva Inc. (a)	3,800	45,410
Intra-Cellular Therapies Inc. (a)	3,900	132,327
Johnson & Johnson	39,527	6,496,262
Kala Pharmaceuticals Inc. (a)	2,900	19,546
Lannett Company Inc. (a)	3,300	17,424
Marinus Pharmaceuticals Inc. (a)	1,800	27,864
Merck & Company Inc.	37,900	2,921,711
Nektar Therapeutics (a)	2,600	52,000
NGM Biopharmaceuticals Inc. (a)	1,500	43,605
Ocular Therapeutix Inc. (a)	4,300	70,563
Omeros Corp. (a)	3,500	62,300
Pacira Pharmaceuticals Inc. (a)	2,500	175,225
Paratek Pharmaceuticals Inc. (a)	2,700	19,062
Pfizer Inc.	83,300	3,017,959
Phathom Pharmaceuticals Inc. (a)	700	26,292
Phibro Animal Health Corp., Class A	1,200	29,280
Pliant Therapeutics Inc. (a)	1,400	55,062
Prestige Consumer Healthcare Inc. (a)	3,019	133,078
Provention Bio Inc. (a)	3,200	33,584
Reata Pharmaceuticals Inc., Class A (a)	400	39,880
Relmada Therapeutics Inc. (a)	900	31,689
Revance Therapeutics Inc. (a)	3,734	104,365
Royalty Pharma PLC, Class A	4,800	209,376
SIGA Technologies Inc. (a)	3,200	20,800
Supernus Pharmaceuticals Inc. (a)	2,900	75,922
Tarsus Pharmaceuticals Inc. (a)	700	22,561

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Terns Pharmaceuticals Inc. (a)	900	$19,800
TherapeuticsMD Inc. (a)	20,300	27,202
Tricida Inc. (a)	3,400	17,986
Verrica Pharmaceuticals Inc. (a)	1,300	19,695
Viatris Inc. (a)	18,000	251,460
VYNE Therapeutics Inc. (a)	2,800	19,166
WaVe Life Sciences Ltd. (a)	2,500	14,025
Xeris Pharmaceuticals Inc. (a)	4,300	19,393
Zoetis Inc.	7,100	1,118,108
Zogenix Inc. (a)	3,300	64,416
		21,829,385
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)	2,700	45,198
AMERISAFE Inc.	1,138	72,832
Arch Capital Group Ltd. (a)	5,900	226,383
Assured Guaranty Ltd.	1,200	50,736
Axis Capital Holdings Ltd.	1,300	64,441
Cincinnati Financial Corp.	2,200	226,798
CNA Financial Corp.	700	31,241
Donegal Group Inc., Class A	729	10,833
Employers Holdings Inc.	1,680	72,341
Erie Indemnity Co., Class A	364	80,411
Fidelity National Financial Inc.	4,100	166,706
First American Financial Corp.	1,600	90,640
HCI Group Inc.	400	30,728
Heritage Insurance Holdings Inc.	1,600	17,728
Investors Title Co.	100	16,600
Kemper Corp.	900	71,748
Kinsale Capital Group Inc.	1,261	207,813
Lemonade Inc. (a)	500	46,565
Loews Corp.	3,400	174,352
Markel Corp. (a)	200	227,924
MBIA Inc. (a)	3,000	28,860
Mercury General Corp.	500	30,405
NI Holdings Inc. (a)	588	10,866
Old Republic International Corp.	4,274	93,344
Palomar Holdings Inc. (a)	1,230	82,459
ProAssurance Corp.	3,200	85,632
Protective Insurance Corp.	537	12,281
RLI Corp.	2,300	256,611
Safety Insurance Group Inc.	886	74,646
Selective Insurance Group Inc.	3,500	253,890
State Auto Financial Corp.	1,100	21,681
Stewart Information Services Corp.	1,600	83,248
The Allstate Corp.	4,532	520,727
The Hanover Insurance Group Inc.	500	64,730
The Progressive Corp.	8,710	832,763
The Travelers Companies Inc.	3,803	571,971
Tiptree Inc., Class A	1,505	13,470
Trean Insurance Group Inc. (a)	1,000	16,150
United Fire Group Inc.	1,300	45,240
United Insurance Holdings Corp.	2,500	18,025
Universal Insurance Holdings Inc.	1,700	24,378
WR Berkley Corp.	2,112	159,139
		5,232,534
Publishing - 0.0% *
Daily Journal Corp. (a)	100	31,645
	Number of Shares	Fair Value
Gannett Co. Inc. (a)	7,900	$42,502
John Wiley & Sons Inc., Class A	600	32,520
Meredith Corp.	2,300	68,494
News Corp., Class A	6,294	160,056
News Corp., Class B	1,274	29,888
Scholastic Corp.	1,700	51,187
The New York Times., Class A	2,400	121,488
Tribune Publishing Co.	1,000	17,990
		555,770
Railroads - 0.3%
CSX Corp.	11,400	1,099,188
Kansas City Southern	1,400	369,488
Norfolk Southern Corp.	3,800	1,020,376
Union Pacific Corp.	10,000	2,204,100
		4,693,152
Real Estate Development - 0.0%
Forestar Group Inc. (a)	1,000	23,280
Stratus Properties Inc. (a)	600	18,300
The Howard Hughes Corp. (a)	600	57,078
		98,658
Real Estate Operating Companies - 0.0%
FRP Holdings Inc. (a)	400	19,688
Kennedy-Wilson Holdings Inc.	7,100	143,491
Rafael Holdings Inc., Class B (a)	600	23,952
		187,131
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	5,000	395,550
Cushman & Wakefield PLC (a)	6,500	106,080
eXp World Holdings Inc. (a)	2,900	132,095
Fathom Holdings Inc. (a)	500	18,315
Jones Lang LaSalle Inc. (a)	800	143,232
Marcus & Millichap Inc. (a)	1,400	47,180
Newmark Group Inc., Class A	8,500	85,043
Realogy Holdings Corp. (a)	6,749	102,112
Redfin Corp. (a)	5,900	392,881
REX Holdings Inc., Class A	1,100	43,329
		1,465,817
Regional Banks - 1.2%
1st Constitution Bancorp	538	9,474
1st Source Corp.	1,000	47,580
ACNB Corp.	538	15,763
Allegiance Bancshares Inc.	1,100	44,594
Altabancorp	900	37,836
Amalgamated Financial Corp.	1,100	18,249
Amerant Bancorp Inc. (a)	1,400	25,998
American National Bankshares Inc.	688	22,752
Ameris Bancorp.	3,900	204,789
Ames National Corp.	568	14,529
Arrow Financial Corp.	819	27,281
Associated Banc-Corp.	2,300	49,082
Atlantic Capital Bancshares Inc. (a)	1,200	28,920
Atlantic Union Bankshares Corp.	4,600	176,456
Auburn National Bancorp. Inc.	100	3,837
Banc of California Inc.	2,600	47,008
BancFirst Corp.	1,100	77,759
BancorpSouth Bank	5,800	188,384

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Bank First Corp.	421	$31,571
Bank of Commerce Holdings	1,400	17,850
Bank of Hawaii Corp.	600	53,694
Bank of Marin Bancorp	775	30,349
Bank OZK	1,800	73,530
BankUnited Inc.	5,400	237,330
Bankwell Financial Group Inc.	700	18,865
Banner Corp.	2,000	106,660
Bar Harbor Bankshares	900	26,478
Baycom Corp. (a)	1,000	18,020
BCB Bancorp Inc.	1,300	17,940
Berkshire Hills Bancorp Inc.	2,700	60,264
BOK Financial Corp.	500	44,660
Boston Private Financial Holdings Inc.	4,800	63,936
Brookline Bancorp Inc.	4,600	69,000
Bryn Mawr Bank Corp.	1,200	54,612
Business First Bancshares Inc.	1,200	28,716
Byline Bancorp Inc.	1,400	29,610
C&F Financial Corp.	400	17,716
Cadence BanCorp	7,200	149,256
Cambridge Bancorp	421	35,499
Camden National Corp.	900	43,074
Capital City Bank Group Inc.	800	20,816
Capstar Financial Holdings Inc.	1,000	17,250
Carter Bankshares Inc. (a)	1,400	19,544
Cathay General Bancorp	4,400	179,432
CB Financial Services Inc.	347	7,679
CBTX Inc.	1,000	30,720
Central Pacific Financial Corp.	1,600	42,688
Central Valley Community Bancorp	1,000	18,410
Century Bancorp, Inc., Class A	200	18,662
ChoiceOne Financial Services Inc.	420	10,101
CIT Group Inc.	5,800	298,758
Citizens & Northern Corp.	799	19,000
Citizens Financial Group Inc.	6,400	282,560
City Holding Co.	881	72,048
Civista Bancshares Inc.	900	20,646
CNB Financial Corp.	900	22,149
Coastal Financial Corp. (a)	700	18,354
Codorus Valley Bancorp Inc.	1,000	18,410
Columbia Banking System Inc.	4,200	180,978
Comerica Inc.	2,100	150,654
Commerce Bancshares Inc.	1,600	122,576
Community Bank System Inc.	3,100	237,832
Community Bankers Trust Corp.	2,000	17,640
Community Trust Bancorp Inc.	917	40,376
ConnectOne Bancorp Inc.	2,200	55,770
County Bancorp Inc.	347	8,318
CrossFirst Bankshares Inc. (a)	2,800	38,612
Cullen/Frost Bankers Inc.	800	87,008
Customers Bancorp Inc. (a)	1,700	54,094
CVB Financial Corp.	7,600	167,884
Dime Community Bancshares Inc.	2,100	63,294
Eagle Bancorp Inc.	1,900	101,099
Eagle Bancorp Montana Inc.	418	10,166
East West Bancorp Inc.	2,100	154,980
Eastern Bankshares Inc.	9,800	189,042
Enterprise Bancorp Inc.	600	19,512
Enterprise Financial Services Corp.	1,400	69,216
	Number of Shares	Fair Value
Equity Bancshares Inc., Class A (a)	900	$24,660
Esquire Financial Holdings Inc. (a)	800	18,248
Evans Bancorp Inc.	330	11,184
Farmers & Merchants Bancorp Inc./Archbold	700	17,598
Farmers National Banc Corp.	1,600	26,720
FB Financial Corp.	1,800	80,028
Fidelity D&D Bancorp Inc.	228	14,022
Fifth Third Bancorp	10,700	400,715
Financial Institutions Inc.	977	29,593
First Bancorp Inc.	600	17,514
First Bancorp/Southern Pines NC	1,700	73,950
First Bank	1,400	17,038
First Busey Corp.	3,000	76,950
First Business Financial Services Inc.	500	12,365
First Capital Inc.	260	12,665
First Choice Bancorp	700	17,017
First Citizens BancShares Inc., Class A	100	83,577
First Commonwealth Financial Corp.	5,600	80,472
First Community Bancshares Inc.	1,039	31,160
First Financial Bancorp.	5,700	136,800
First Financial Bankshares Inc.	7,600	355,148
First Financial Corp.	815	36,683
First Foundation Inc.	2,300	53,958
First Hawaiian Inc.	2,000	54,740
First Horizon Corp.	8,200	138,662
First Internet Bancorp	578	20,363
First Interstate BancSystem Inc., Class A	2,400	110,496
First Merchants Corp.	3,200	148,800
First Mid Bancshares Inc.	866	38,043
First Midwest Bancorp Inc.	6,700	146,797
First Northwest Bancorp	600	9,972
First Republic Bank	2,600	433,550
First Western Financial Inc. (a)	600	15,006
Flushing Financial Corp.	1,700	36,091
FNB Corp.	4,900	62,230
Franklin Financial Services Corp.	225	7,016
Fulton Financial Corp.	9,300	158,379
FVCBankcorp Inc. (a)	1,100	19,052
German American Bancorp Inc.	1,500	69,330
Glacier Bancorp Inc.	5,600	319,648
Great Southern Bancorp Inc.	600	34,002
Great Western Bancorp Inc.	3,300	99,957
Guaranty Bancshares Inc.	450	16,538
Hancock Whitney Corp.	5,100	214,251
Hanmi Financial Corp.	1,800	35,514
HarborOne Bancorp Inc.	3,100	41,757
Hawthorn Bancshares Inc.	399	8,495
HBT Financial Inc.	627	10,734
Heartland Financial USA Inc.	2,000	100,520
Heritage Commerce Corp.	3,500	42,770
Heritage Financial Corp.	2,100	59,304
Hilltop Holdings Inc.	3,900	133,107
Home BancShares Inc.	9,000	243,450
HomeTrust Bancshares Inc.	900	21,915
Hope Bancorp Inc.	6,800	102,408
Horizon Bancorp Inc.	2,500	46,450
Howard Bancorp Inc. (a)	1,100	18,084

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Huntington Bancshares Inc.	15,100	$237,372
Independent Bank Corp.	3,200	190,693
Independent Bank Group Inc.	2,200	158,928
International Bancshares Corp.	3,100	143,902
Investar Holding Corp.	900	18,495
Investors Bancorp Inc.	13,500	198,315
KeyCorp	14,600	291,708
Lakeland Bancorp Inc.	2,900	50,547
Lakeland Financial Corp.	1,400	96,866
Landmark Bancorporation Inc.	267	7,054
LCNB Corp.	754	13,195
Level One Bancorp Inc.	339	8,739
Live Oak Bancshares Inc.	1,700	116,433
M&T Bank Corp.	1,900	288,059
Macatawa Bank Corp.	1,800	17,910
Mackinac Financial Corp.	600	8,412
Mercantile Bank Corp.	1,000	32,470
Metrocity Bankshares Inc.	1,200	18,456
Metropolitan Bank Holding Corp. (a)	400	20,144
Mid Penn Bancorp Inc.	490	13,137
Middlefield Banc Corp.	361	7,567
Midland States Bancorp Inc.	1,200	33,288
MidWestOne Financial Group Inc.	900	27,873
MVB Financial Corp.	600	20,280
National Bank Holdings Corp., Class A	1,700	67,456
National Bankshares Inc.	435	15,447
NBT Bancorp Inc.	2,500	99,750
Nicolet Bankshares Inc. (a)	514	42,898
Northeast Bank	700	18,473
Northrim BanCorp Inc.	367	15,601
Norwood Financial Corp.	395	10,511
Oak Valley Bancorp	490	8,404
OceanFirst Financial Corp.	3,500	83,790
Ohio Valley Banc Corp.	312	7,575
Old National Bancorp	9,500	183,730
Old Second Bancorp Inc.	1,700	22,457
Origin Bancorp Inc.	1,300	55,133
Orrstown Financial Services Inc.	644	14,361
Pacific Premier Bancorp Inc.	4,700	204,168
PacWest Bancorp	1,800	68,670
Park National Corp.	815	105,379
Parke Bancorp Inc.	694	13,873
PCB Bancorp	800	12,000
Peapack-Gladstone Financial Corp.	1,100	33,968
Penns Woods Bancorp Inc.	486	11,708
Peoples Bancorp Inc.	1,100	36,487
Peoples Bancorp of North Carolina Inc.	300	7,092
Peoples Financial Services Corp.	400	16,896
People's United Financial Inc.	6,300	112,770
Pinnacle Financial Partners Inc.	1,100	97,526
Preferred Bank	800	50,944
Premier Financial Bancorp Inc.	759	14,110
Professional Holding Corp., Class A (a)	1,000	18,370
Prosperity Bancshares Inc.	1,300	97,357
QCR Holdings Inc.	900	42,498
RBB Bancorp	1,000	20,270
Red River Bancshares Inc.	300	16,803
	Number of Shares	Fair Value
Regions Financial Corp.	14,400	$297,504
Reliant Bancorp Inc.	900	25,848
Renasant Corp.	3,200	132,416
Republic Bancorp Inc., Class A	575	25,467
Republic First Bancorp Inc. (a)	4,900	18,473
Richmond Mutual BanCorp Inc.	1,300	17,628
S&T Bancorp Inc.	2,300	77,050
Sandy Spring Bancorp Inc.	2,700	117,261
Seacoast Banking Corporation of Florida (a)	3,000	108,720
Select Bancorp Inc. (a)	957	10,594
ServisFirst Bancshares Inc.	2,900	177,857
Shore Bancshares Inc.	724	12,322
Sierra Bancorp	900	24,120
Signature Bank	800	180,880
Silvergate Capital Corp., Class A (a)	1,200	170,604
Simmons First National Corp.	6,300	186,921
SmartFinancial Inc.	900	19,485
South Plains Financial Inc.	800	18,176
South State Corp.	4,100	321,891
Southern First Bancshares Inc. (a)	400	18,752
Southside Bancshares Inc.	1,900	73,169
Spirit of Texas Bancshares Inc.	800	17,848
Sterling Bancorp	2,900	66,758
Stock Yards Bancorp Inc.	1,189	60,710
Summit Financial Group Inc.	700	18,585
SVB Financial Group (a)	800	394,928
Synovus Financial Corp.	2,200	100,650
TCF Financial Corp.	2,300	106,858
Texas Capital Bancshares Inc. (a)	3,000	212,760
The Bancorp Inc. (a)	2,983	61,808
The Bank of Princeton	600	17,172
The Community Financial Corp.	300	10,275
The First Bancshares Inc.	1,200	43,932
The First of Long Island Corp.	1,400	29,750
The PNC Financial Services Group Inc.	6,400	1,122,624
Tompkins Financial Corp.	900	74,430
TowneBank	3,900	118,560
TriCo Bancshares	1,600	75,792
TriState Capital Holdings Inc. (a)	1,600	36,896
Triumph Bancorp Inc. (a)	1,300	100,607
Truist Financial Corp.	20,200	1,178,064
Trustmark Corp.	3,700	124,542
UMB Financial Corp.	2,600	240,058
Umpqua Holdings Corp.	3,400	59,670
United Bankshares Inc.	7,300	281,634
United Community Banks Inc.	4,600	156,952
Unity Bancorp Inc.	800	17,600
Univest Corporation of Pennsylvania	1,700	48,603
Valley National Bancorp	23,300	320,142
Veritex Holdings Inc.	2,800	91,616
Washington Trust Bancorp Inc.	1,000	51,630
Webster Financial Corp.	1,300	71,643
WesBanco Inc.	3,800	137,028
West Bancorporation Inc.	1,000	24,090
Westamerica BanCorp.	1,500	94,170
Western Alliance Bancorp	1,500	141,660
Wintrust Financial Corp.	800	60,640

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Zions Bancorp NA	2,400	$131,904
		21,384,740
Reinsurance - 0.0%
Alleghany Corp. (a)	200	125,258
Reinsurance Group of America Inc.	1,000	126,050
		251,308
Renewable Electricity - 0.0% *
Brookfield Renewable Corp., Class A	10,000	468,094
Ormat Technologies Inc.	2,600	204,178
Sunnova Energy International Inc. (a)	3,331	135,972
		808,244
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	2,900	19,285
Booz Allen Hamilton Holding Corp.	2,000	161,060
CACI International Inc., Class A (a)	400	98,664
CBIZ Inc. (a)	3,028	98,894
CoreLogic Inc.	1,100	87,175
CoStar Group Inc. (a)	600	493,134
CRA International Inc.	493	36,797
Dun & Bradstreet Holdings Inc. (a)	2,100	50,001
Equifax Inc.	1,800	326,034
Exponent Inc.	2,999	292,253
Forrester Research Inc. (a)	700	29,736
Franklin Covey Co. (a)	800	22,632
FTI Consulting Inc. (a)	500	70,055
Huron Consulting Group Inc. (a)	1,400	70,532
ICF International Inc.	1,100	96,140
Jacobs Engineering Group Inc.	1,900	245,613
KBR Inc.	8,400	322,476
Leidos Holdings Inc.	2,000	192,560
ManTech International Corp., Class A	1,601	139,207
Mistras Group Inc. (a)	1,700	19,397
Nielsen Holdings PLC	5,300	133,295
Resources Connection Inc.	1,929	26,119
Science Applications International Corp.	900	75,231
TransUnion	2,800	252,000
Verisk Analytics Inc.	2,400	424,056
Willdan Group Inc. (a)	600	24,630
		3,806,976
Residential REITs - 0.2%
American Campus Communities Inc.	2,100	90,657
American Homes 4 Rent	4,100	136,694
Apartment Income REIT Corp.	2,200	94,072
AvalonBay Communities Inc.	2,100	387,471
Bluerock Residential Growth REIT Inc.	1,405	14,205
BRT Apartments Corp.	637	10,727
Camden Property Trust	1,400	153,874
Centerspace	800	54,400
Equity LifeStyle Properties Inc.	2,600	165,464
Equity Residential	5,500	393,965
Essex Property Trust Inc.	1,000	271,840
Independence Realty Trust Inc.	6,000	91,200
	Number of Shares	Fair Value
Invitation Homes Inc.	8,400	$268,716
Mid-America Apartment Communities Inc.	1,700	245,412
NexPoint Residential Trust Inc.	1,300	59,917
Preferred Apartment Communities, Inc.	2,800	27,580
Sun Communities Inc.	1,600	240,064
UDR Inc.	4,400	192,984
UMH Properties Inc.	2,200	42,174
		2,941,416
Restaurants - 0.5%
Aramark	3,400	128,452
Biglari Holdings, Inc. (a)	140	18,586
BJ's Restaurants Inc. (a)	1,300	75,504
Bloomin' Brands Inc.	5,100	137,955
Brinker International Inc.	2,700	191,862
Carrols Restaurant Group Inc. (a)	2,900	17,357
Chipotle Mexican Grill Inc. (a)	400	568,328
Chuy's Holdings Inc. (a)	1,100	48,752
Cracker Barrel Old Country Store Inc.	1,400	242,032
Darden Restaurants Inc.	1,900	269,800
Dave & Buster's Entertainment Inc. (a)	2,600	124,540
Del Taco Restaurants Inc.	1,900	18,202
Denny's Corp. (a)	3,700	67,007
Dine Brands Global Inc.	900	81,027
Domino's Pizza Inc.	600	220,674
El Pollo Loco Holdings Inc. (a)	1,129	18,199
Fiesta Restaurant Group Inc. (a)	1,400	17,626
Jack in the Box Inc.	1,300	142,714
McDonald's Corp.	11,200	2,510,368
Nathan's Famous Inc.	300	18,927
Noodles & Co. (a)	1,800	18,630
Papa John's International Inc.	1,900	168,416
Red Robin Gourmet Burgers Inc. (a)	900	35,901
Ruth's Hospitality Group Inc.	1,900	47,177
Shake Shack Inc., Class A (a)	2,100	236,817
Starbucks Corp.	17,500	1,912,225
Texas Roadhouse Inc.	3,900	374,166
The Cheesecake Factory Inc.	2,484	145,339
The Wendy's Co.	2,700	54,702
Wingstop Inc.	1,752	222,802
Yum! Brands Inc.	4,500	486,810
		8,620,897
Retail REITs - 0.2%
Acadia Realty Trust	5,000	94,850
Agree Realty Corp.	3,700	249,047
Alexander's Inc.	100	27,730
American Finance Trust Inc.	6,500	63,830
Brixmor Property Group Inc.	4,400	89,012
Federal Realty Investment Trust	1,100	111,595
Getty Realty Corp.	2,040	57,773
Kimco Realty Corp.	6,200	116,250
Kite Realty Group Trust	4,900	94,521
National Retail Properties Inc.	2,600	114,582
NETSTREIT Corp.	1,400	25,886
Realty Income Corp.	5,600	355,600
Regency Centers Corp.	2,500	141,775
Retail Opportunity Investments Corp.	6,800	107,916

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Retail Properties of America Inc., Class A	12,600	$132,048
Retail Value Inc.	1,000	18,710
RPT Realty	4,800	54,768
Saul Centers Inc.	700	28,077
Seritage Growth Properties (a)	2,000	36,700
Simon Property Group Inc.	4,900	557,473
SITE Centers Corp.	9,000	122,040
Spirit Realty Capital Inc.	1,700	72,250
Tanger Factory Outlet Centers Inc.	5,400	81,702
The Macerich Co.	8,900	104,130
Urban Edge Properties	6,900	113,988
Urstadt Biddle Properties Inc., Class A	1,800	29,970
Weingarten Realty Investors	1,800	48,438
Whitestone REIT	2,400	23,280
		3,073,941
Security & Alarm Services - 0.0% *
ADT Inc.	3,600	30,384
CoreCivic Inc.	7,100	64,255
The Brink's Co.	2,900	229,767
		324,406
Semiconductor Equipment - 0.4%
Advanced Energy Industries Inc.	2,200	240,174
Amkor Technology Inc.	5,896	139,794
Applied Materials Inc.	13,700	1,830,320
Atomera Inc. (a)	1,100	26,950
Axcelis Technologies Inc. (a)	2,000	82,180
AXT Inc. (a)	2,300	26,818
Brooks Automation Inc.	4,300	351,095
CMC Materials Inc.	1,700	300,543
Cohu Inc.	2,500	104,600
CyberOptics Corp. (a)	800	20,776
Enphase Energy Inc. (a)	1,600	259,456
Entegris Inc.	2,035	227,513
FormFactor Inc. (a)	4,600	207,506
Ichor Holdings Ltd. (a)	1,600	86,080
KLA Corp.	2,300	759,920
Lam Research Corp.	2,186	1,301,195
MKS Instruments Inc.	800	148,336
Onto Innovation Inc. (a)	2,800	183,988
PDF Solutions Inc. (a)	1,700	30,226
Photronics Inc. (a)	3,700	47,582
Teradyne Inc.	2,501	304,322
Ultra Clean Holdings Inc. (a)	2,409	139,818
Veeco Instruments Inc. (a)	2,900	60,146
		6,879,338
Semiconductors - 1.5%
Advanced Micro Devices Inc. (a)	17,900	1,405,150
Allegro MicroSystems Inc. (a)	1,200	30,420
Alpha & Omega Semiconductor Ltd. (a)	1,245	40,712
Ambarella Inc. (a)	2,000	200,780
Analog Devices Inc.	5,500	852,940
Broadcom Inc.	5,900	2,735,594
CEVA Inc. (a)	1,300	72,995
Cirrus Logic Inc. (a)	900	76,311
Cree Inc. (a)	1,700	183,821
Diodes Inc. (a)	2,526	201,676
DSP Group Inc. (a)	1,413	20,135
	Number of Shares	Fair Value
First Solar Inc. (a)	1,400	$122,220
Impinj Inc. (a)	1,000	56,870
Inphi Corp. (a)	700	124,887
Intel Corp.	61,500	3,936,000
Lattice Semiconductor Corp. (a)	8,000	360,160
MACOM Technology Solutions Holdings Inc. (a)	2,800	162,456
Marvell Technology Group Ltd.	10,000	489,800
Maxim Integrated Products Inc.	4,000	365,480
MaxLinear Inc. (a)	4,100	139,728
Microchip Technology Inc.	3,700	574,314
Micron Technology Inc. (a)	16,700	1,473,107
Monolithic Power Systems Inc.	673	237,710
NeoPhotonics Corp. (a)	3,000	35,850
NVE Corp.	300	21,030
NVIDIA Corp.	8,800	4,698,584
ON Semiconductor Corp. (a)	6,100	253,821
Pixelworks Inc. (a)	5,600	18,536
Power Integrations Inc.	3,500	285,180
Qorvo Inc. (a)	1,700	310,590
QUALCOMM Inc.	16,900	2,240,771
Rambus Inc. (a)	6,700	130,248
Semtech Corp. (a)	3,800	262,200
Silicon Laboratories Inc. (a)	2,600	366,782
SiTime Corp. (a)	700	69,020
Skyworks Solutions Inc.	2,473	453,746
SMART Global Holdings Inc. (a)	900	41,418
SunPower Corp. (a)	4,500	150,525
Synaptics Inc. (a)	2,100	284,382
Texas Instruments Inc.	13,700	2,589,163
Universal Display Corp.	600	142,062
Xilinx Inc.	3,700	458,430
		26,675,604
Silver - 0.0% *
Gatos Silver Inc. (a)	1,700	16,949
Hecla Mining Co.	30,900	175,821
		192,770
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)	2,100	100,905
Coca-Cola Consolidated Inc.	300	86,634
Keurig Dr Pepper Inc.	10,500	360,885
Monster Beverage Corp. (a)	5,500	500,995
National Beverage Corp.	1,400	68,474
NewAge Inc. (a)	6,100	17,446
PepsiCo Inc.	20,800	2,942,160
Primo Water Corp.	9,200	149,592
The Coca-Cola Co.	57,900	3,051,909
		7,279,000
Specialized Consumer Services - 0.0% *
Carriage Services Inc.	1,000	35,190
frontdoor Inc. (a)	1,300	69,875
H&R Block Inc.	2,800	61,040
Regis Corp. (a)	1,400	17,584
Service Corporation International	2,500	127,625
Terminix Global Holdings Inc. (a)	2,000	95,340
Vivint Smart Home Inc. (a)	4,800	68,736
WW International Inc. (a)	2,800	87,584
		562,974

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc.	335	$12,060
NewStar Financial Inc. (a)	492	42
		12,102
Specialized REITs - 0.4%
American Tower Corp.	6,600	1,577,796
CatchMark Timber Trust Inc., Class A	3,000	30,540
CoreSite Realty Corp.	600	71,910
Crown Castle International Corp.	6,200	1,067,206
CubeSmart	2,900	109,707
CyrusOne Inc.	1,800	121,896
Digital Realty Trust Inc.	4,200	591,528
EPR Properties	1,100	51,249
Equinix Inc.	1,300	883,467
Extra Space Storage Inc.	1,900	251,845
Farmland Partners Inc.	1,612	18,071
Four Corners Property Trust Inc.	4,300	117,820
Gaming and Leisure Properties Inc.	3,300	140,019
Gladstone Land Corp.	1,305	23,881
Iron Mountain Inc.	4,300	159,143
Lamar Advertising Co., Class A	1,300	122,096
Life Storage Inc.	1,100	94,545
National Storage Affiliates Trust	3,700	147,741
Outfront Media Inc.	2,100	45,843
PotlatchDeltic Corp.	3,900	206,388
Public Storage	2,271	560,392
QTS Realty Trust Inc., Class A	3,800	235,752
Rayonier Inc.	2,000	64,500
Safehold Inc.	1,100	77,110
SBA Communications Corp.	1,700	471,835
The GEO Group Inc.	7,000	54,320
Uniti Group Inc.	11,500	126,845
VICI Properties Inc.	8,000	225,920
Weyerhaeuser Co.	11,200	398,720
		8,048,085
Specialty Chemicals - 0.4%
Albemarle Corp.	1,717	250,871
Amyris Inc. (a)	6,300	120,330
Ashland Global Holdings Inc.	800	71,016
Avient Corp.	5,400	255,258
Axalta Coating Systems Ltd. (a)	3,100	91,698
Balchem Corp.	1,900	238,279
Celanese Corp.	1,700	254,677
Chase Corp.	400	46,556
DuPont de Nemours Inc.	8,000	618,240
Ecolab Inc.	3,700	792,059
Element Solutions Inc.	3,300	60,357
Ferro Corp. (a)	4,900	82,614
FutureFuel Corp.	1,590	23,103
GCP Applied Technologies Inc. (a)	2,900	71,166
HB Fuller Co.	3,100	195,021
Ingevity Corp. (a)	2,500	188,825
Innospec Inc.	1,500	154,035
International Flavors & Fragrances Inc.	3,700	516,557
Kraton Corp. (a)	1,800	65,862
Livent Corp. (a)	8,700	150,684
	Number of Shares	Fair Value
Minerals Technologies Inc.	2,000	$150,640
NewMarket Corp.	100	38,016
PPG Industries Inc.	3,500	525,910
PQ Group Holdings Inc.	2,300	38,410
Quaker Chemical Corp.	800	195,016
Rayonier Advanced Materials Inc. (a)	3,700	33,559
RPM International Inc.	1,900	174,515
Sensient Technologies Corp.	2,500	195,000
Stepan Co.	1,300	165,243
The Sherwin-Williams Co.	1,200	885,612
W R Grace & Co.	800	47,888
		6,697,017
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (a)	1,800	48,582
Dick's Sporting Goods Inc.	887	67,545
Five Below Inc. (a)	800	152,632
Hibbett Sports Inc. (a)	1,003	69,097
Leslie's Inc. (a)	1,400	34,286
MarineMax Inc. (a)	1,285	63,427
National Vision Holdings Inc. (a)	4,800	210,384
Petco Health & Wellness Co. Inc. (a)	1,400	31,024
Sally Beauty Holdings Inc. (a)	6,700	134,871
Signet Jewelers Ltd. (a)	3,100	179,738
Sportsman's Warehouse Holdings Inc. (a)	2,570	44,307
The Container Store Group Inc. (a)	1,900	31,616
The Michaels Companies Inc. (a)	4,400	96,536
The ODP Corp.	3,100	134,199
Tractor Supply Co.	1,692	299,619
Ulta Beauty Inc. (a)	800	247,336
Winmark Corp.	200	37,286
		1,882,485
Steel - 0.1%
Allegheny Technologies Inc. (a)	7,500	157,950
Carpenter Technology Corp.	2,800	115,220
Cleveland-Cliffs Inc.	26,500	532,915
Commercial Metals Co.	7,000	215,880
Haynes International Inc.	700	20,769
Nucor Corp.	4,500	361,215
Olympic Steel Inc.	600	17,670
Reliance Steel & Aluminum Co.	949	144,523
Ryerson Holding Corp. (a)	1,100	18,744
Schnitzer Steel Industries Inc., Class A	1,500	62,685
Steel Dynamics Inc.	3,000	152,280
SunCoke Energy Inc.	4,900	34,349
TimkenSteel Corp. (a)	2,700	31,725
United States Steel Corp.	15,400	403,018
Warrior Met Coal Inc.	3,001	51,407
Worthington Industries Inc.	2,000	134,180
		2,454,530
Systems Software - 1.9%
A10 Networks Inc. (a)	3,600	34,596
Appian Corp. (a)	2,100	279,195
Cloudflare Inc., Class A (a)	1,700	119,442
CommVault Systems Inc. (a)	2,500	161,250

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Crowdstrike Holdings Inc. (a)	2,300	$419,773
FireEye Inc. (a)	3,400	66,538
Fortinet Inc. (a)	2,000	368,840
Microsoft Corp.	112,236	26,461,882
NortonLifeLock Inc.	8,097	172,142
OneSpan Inc. (a)	2,000	49,000
Oracle Corp.	27,600	1,936,692
Palo Alto Networks Inc. (a)	1,400	450,884
Ping Identity Holding Corp. (a)	2,200	48,246
Progress Software Corp.	2,600	114,556
Proofpoint Inc. (a)	900	113,211
Qualys Inc. (a)	2,000	209,560
Rapid7 Inc. (a)	3,100	231,291
Sailpoint Technologies Holdings Inc. (a)	5,200	263,328
ServiceNow Inc. (a)	2,900	1,450,319
Telos Corp. (a)	1,000	37,920
Tenable Holdings Inc. (a)	4,200	151,977
Teradata Corp. (a)	1,600	61,664
Varonis Systems Inc. (a)	6,000	308,040
VMware Inc., Class A (a)	1,200	180,540
Xperi Holding Corp.	6,200	134,974
Zscaler Inc. (a)	1,100	188,837
Zuora Inc., Class A (a)	6,100	90,280
		34,104,977
Technology Distributors - 0.1%
Arrow Electronics Inc. (a)	1,067	118,245
Avnet Inc.	1,500	62,265
CDW Corp.	2,100	348,075
ePlus Inc. (a)	800	79,712
Insight Enterprises Inc. (a)	2,010	191,794
PC Connection Inc.	702	32,566
ScanSource Inc. (a)	1,500	44,925
SYNNEX Corp.	600	68,904
		946,486
Technology Hardware, Storage & Peripherals - 1.7%
3D Systems Corp. (a)	7,200	197,568
Apple Inc.	237,326	28,989,371
Avid Technology Inc. (a)	1,900	40,109
Corsair Gaming Inc. (a)	1,400	46,606
Dell Technologies Inc. (a)	3,900	343,785
Diebold Nixdorf Inc. (a)	4,200	59,346
Hewlett Packard Enterprise Co.	19,300	303,782
HP Inc.	19,300	612,775
Immersion Corp. (a)	1,900	18,202
NCR Corp. (a)	1,900	72,105
NetApp Inc.	3,300	239,811
Pure Storage Inc., Class A (a)	3,700	79,698
Quantum Corp. (a)	2,600	21,658
Super Micro Computer Inc. (a)	2,600	101,556
Western Digital Corp.	4,600	307,050
Xerox Holdings Corp.	2,500	60,675
		31,494,097
Textiles - 0.0% *
Unifi Inc. (a)	800	22,048
Thrifts & Mortgage Finance - 0.2%
Axos Financial Inc. (a)	3,400	159,834
Bridgewater Bancshares Inc. (a)	1,400	22,610
Capitol Federal Financial Inc.	7,799	103,298
Columbia Financial Inc. (a)	2,900	50,692
	Number of Shares	Fair Value
ESSA Bancorp Inc.	642	$10,272
Essent Group Ltd.	6,500	308,685
Federal Agricultural Mortgage Corp., Class C	500	50,360
Flagstar Bancorp Inc.	2,800	126,280
FS Bancorp Inc.	268	18,010
Hingham Institution for Savings	100	28,376
Home Bancorp Inc.	500	18,025
HomeStreet Inc.	1,300	57,291
Kearny Financial Corp.	4,600	55,568
Luther Burbank Corp.	1,268	15,000
Merchants Bancorp	540	22,647
Meridian Bancorp Inc.	2,800	51,576
Meta Financial Group Inc.	1,800	81,558
MGIC Investment Corp.	5,100	70,635
MMA Capital Holdings Inc. (a)	301	6,866
Mr Cooper Group Inc. (a)	4,420	153,639
New York Community Bancorp Inc.	6,800	85,816
NMI Holdings Inc., Class A (a)	4,900	115,836
Northfield Bancorp Inc.	2,900	46,168
Northwest Bancshares Inc.	7,064	102,075
PCSB Financial Corp.	1,100	18,271
PennyMac Financial Services Inc.	2,500	167,175
Premier Financial Corp.	2,200	73,172
Provident Bancorp Inc.	1,200	17,280
Provident Financial Holdings Inc.	500	8,450
Provident Financial Services Inc.	4,200	93,576
Radian Group Inc.	11,300	262,725
Rocket Companies Inc., Class A	1,600	36,944
Southern Missouri Bancorp Inc.	500	19,710
Territorial Bancorp Inc.	547	14,474
Timberland Bancorp Inc.	447	12,431
TrustCo Bank Corp.	5,923	43,652
Walker & Dunlop Inc.	1,700	174,658
Washington Federal Inc.	4,500	138,600
Waterstone Financial Inc.	1,414	28,874
Western New England Bancorp Inc.	1,500	12,645
WSFS Financial Corp.	2,800	139,412
		3,023,166
Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	3,000	167,940
The Goodyear Tire & Rubber Co. (a)	13,700	240,709
		408,649
Tobacco - 0.2%
Altria Group Inc.	27,900	1,427,364
Philip Morris International Inc.	23,300	2,067,642
Turning Point Brands Inc.	700	36,519
Universal Corp.	1,400	82,586
Vector Group Ltd.	8,249	115,074
		3,729,185
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,600	78,400
Alta Equipment Group Inc. (a)	1,400	18,200
Applied Industrial Technologies Inc.	2,300	209,691

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Beacon Roofing Supply Inc. (a)	3,200	$167,424
Boise Cascade Co.	2,300	137,609
CAI International Inc.	1,038	47,250
DXP Enterprises Inc. (a)	1,000	30,170
Fastenal Co.	8,600	432,408
GATX Corp.	2,100	194,754
GMS Inc. (a)	2,500	104,375
H&E Equipment Services Inc.	1,900	72,200
Herc Holdings Inc. (a)	1,400	141,862
Lawson Products Inc. (a)	400	20,744
McGrath RentCorp.	1,429	115,249
MRC Global Inc. (a)	4,700	42,441
MSC Industrial Direct Co. Inc., Class A	698	62,952
NOW Inc. (a)	6,600	66,594
Rush Enterprises Inc., Class A	1,864	92,883
Rush Enterprises Inc., Class B	1,088	49,058
SiteOne Landscape Supply Inc. (a)	2,600	443,924
Systemax Inc.	700	28,784
Textainer Group Holdings Ltd. (a)	2,900	83,085
Titan Machinery Inc. (a)	1,200	30,600
Transcat Inc. (a)	488	23,951
United Rentals Inc. (a)	1,100	362,241
Univar Solutions Inc. (a)	2,500	53,850
Veritiv Corp. (a)	800	34,032
Watsco Inc.	520	135,590
WESCO International Inc. (a)	2,900	250,937
WW Grainger Inc.	700	280,651
		3,811,909
Trucking - 0.2%
AMERCO	100	61,260
ArcBest Corp.	1,500	105,555
Avis Budget Group Inc. (a)	3,140	227,776
Covenant Transportation Group Inc. (a)	700	14,413
Daseke Inc. (a)	2,694	22,872
Heartland Express Inc.	2,926	57,291
JB Hunt Transport Services Inc.	1,300	218,491
Knight-Swift Transportation Holdings Inc.	1,822	87,620
Landstar System Inc.	544	89,793
Lyft Inc., Class A (a)	3,800	240,084
Marten Transport Ltd.	3,570	60,583
Old Dominion Freight Line Inc.	1,500	360,615
Ryder System Inc.	794	60,066
Saia Inc. (a)	1,594	367,544
Schneider National Inc., Class B	1,200	29,964
Uber Technologies Inc. (a)	20,600	1,122,906
Universal Logistics Holdings Inc.	700	18,417
US Xpress Enterprises Inc., Class A (a)	1,276	14,993
Werner Enterprises Inc.	3,512	165,661
		3,325,904
Water Utilities - 0.1%
American States Water Co.	2,200	166,364
American Water Works Company Inc.	2,741	410,931
Artesian Resources Corp., Class A	500	19,690
Cadiz Inc. (a)	1,900	18,221
	Number of Shares	Fair Value
California Water Service Group	2,900	$163,386
Essential Utilities Inc.	3,300	147,675
Global Water Resources Inc.	1,100	17,941
Middlesex Water Co.	1,000	79,020
Pure Cycle Corp. (a)	1,400	18,788
SJW Group	1,500	94,485
The York Water Co.	800	39,176
		1,175,677
Wireless Telecommunication Services - 0.1%
Boingo Wireless Inc. (a)	2,600	36,582
Gogo Inc. (a)	3,300	31,878
Shenandoah Telecommunications Co.	2,900	141,549
Spok Holdings Inc.	1,126	11,812
Telephone & Data Systems Inc.	1,519	34,876
T-Mobile US Inc. (a)	8,256	1,034,394
		1,291,091
Total Common Stock (Cost $667,503,840)		711,285,925
Total Domestic Equity (Cost $667,503,840)		711,285,925
Foreign Equity - 24.9%
Common Stock - 24.6%
Advertising - 0.1%
CyberAgent Inc.	7,400	133,468
Dentsu Group Inc.	3,900	125,294
Focus Media Information Technology Company Ltd.	10,900	15,417
Hakuhodo DY Holdings Inc.	4,300	71,797
Informa PLC (a)	27,430	211,857
Publicis Groupe S.A.	4,072	249,054
WPP PLC	22,376	284,209
		1,091,096
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd.	2,100	14,592
Airbus SE (a)	10,739	1,218,484
Aselsan Elektronik Sanayi Ve Ticaret AS	25,138	45,409
AVIC Shenyang Aircraft Company Ltd.	1,100	10,882
AVIC Xi'an Aircraft Industry Group Company Ltd.	2,700	9,983
AviChina Industry & Technology Company Ltd.	27,000	18,094
BAE Systems PLC	58,766	409,451
CAE Inc.	5,200	148,158
Dassault Aviation S.A. (a)	46	51,306
Elbit Systems Ltd.	484	68,608
Korea Aerospace Industries Ltd.	708	22,990
MTU Aero Engines AG	970	228,806
Rolls-Royce Holdings PLC (a)	152,799	221,990
Safran S.A. (a)	5,852	798,175
Singapore Technologies Engineering Ltd.	28,500	82,513
Thales S.A.	1,946	193,766
		3,543,207
Agricultural & Farm Machinery - 0.0%
CNH Industrial N.V. (a)	18,686	289,784
Kubota Corp.	18,800	428,657
		718,441

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Agricultural Products - 0.0%
Beijing Dabeinong Technology Group Company Ltd. A Shares	7,600	$9,753
Charoen Pokphand Indonesia Tbk PT	86,800	41,831
Jiangxi Zhengbang Technology Company Ltd.	4,100	9,455
New Hope Liuhe Company Ltd.	3,200	9,754
Tongwei Company Ltd.	3,200	15,968
Wilmar International Ltd.	35,106	141,615
		228,376
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	16,981	40,788
Deutsche Post AG	18,101	993,926
DSV Panalpina A/S	3,780	743,402
Hyundai Glovis Company Ltd.	226	37,442
SF Holding Company Ltd.	3,400	41,984
SG Holdings Company Ltd.	5,800	133,164
Yamato Holdings Company Ltd.	5,300	145,570
ZTO Express Cayman Inc., ADR ADR	5,009	146,012
		2,282,288
Airlines - 0.0%
Air Canada (a)	3,000	62,418
Air China Ltd.	23,400	26,112
ANA Holdings Inc. (a)	2,900	67,501
China Eastern Airlines Corp. Ltd.	12,400	10,319
China Southern Airlines Company Ltd. (a)	25,600	22,518
Copa Holdings S.A., Class A	500	40,395
Deutsche Lufthansa AG (a)	5,458	72,519
InterGlobe Aviation Ltd. (a)(c)	1,210	27,008
Japan Airlines Company Ltd. (a)	2,614	58,431
Korean Air Lines Company Ltd. (a)	1,968	47,298
Qantas Airways Ltd. (a)	16,876	65,425
Singapore Airlines Ltd. (a)	24,500	101,202
Spring Airlines Company Ltd.	1,100	9,985
		611,131
Airport Services - 0.0% *
Aena SME S.A. (a)(c)	1,233	200,417
Aeroports de Paris (a)	542	64,911
Airports of Thailand PCL	55,200	121,882
Auckland International Airport Ltd. (a)	22,857	125,502
Beijing Capital International Airport Company Ltd.	20,000	15,564
Grupo Aeroportuario del Pacifico SAB de C.V. B Shares (a)	5,000	52,213
Grupo Aeroportuario del Sureste SAB de CV (a)	2,710	48,083
Guangzhou Baiyun International Airport Company Ltd.	4,900	9,962
Japan Airport Terminal Company Ltd.	1,100	54,154
Malaysia Airports Holdings Bhd	11,400	17,183
Shanghai International Airport Company Ltd.	1,300	11,472
	Number of Shares	Fair Value
Sydney Airport (a)	24,147	$113,844
		835,187
Alternative Carriers - 0.0%
Iliad S.A.	270	51,439
Aluminum - 0.0% *
Aluminum Corp. of China Ltd. (a)	53,600	24,931
China Hongqiao Group Ltd.	32,000	42,725
Hindalco Industries Ltd.	18,278	81,710
Norsk Hydro ASA	24,558	157,538
Press Metal Aluminium Holdings Bhd	10,100	24,114
		331,018
Apparel Retail - 0.1%
ABC-Mart Inc.	598	33,769
Fast Retailing Company Ltd.	1,100	877,312
Hennes & Mauritz AB, B Shares (a)	14,670	331,141
Industria de Diseno Textil S.A.	19,919	657,843
Mr Price Group Ltd.	2,129	27,915
Shimamura Company Ltd.	400	46,226
Topsports International Holdings Ltd. (c)	9,000	13,406
		1,987,612
Apparel, Accessories & Luxury Goods - 0.6%
adidas AG (a)	3,477	1,087,831
Bosideng International Holdings Ltd.	34,000	15,306
Burberry Group PLC (a)	7,391	193,597
Capri Holdings Ltd. (a)	2,100	107,100
Cie Financiere Richemont S.A.	9,532	919,018
Essilor International Cie Generale d'Optique S.A.	5,206	849,569
FF Group (a)(d)**	1,860	—
Fila Holdings Corp.	518	19,750
Gildan Activewear Inc.	3,600	110,161
Hermes International	578	641,281
Kering S.A.	1,384	957,425
Li Ning Company Ltd.	26,319	170,959
LPP S.A. (a)	14	28,827
lululemon athletica Inc. (a)	1,700	521,407
LVMH Moet Hennessy Louis Vuitton SE	5,070	3,385,176
Moncler S.p.A. (a)	3,538	203,212
Page Industries Ltd.	48	19,904
Pandora A/S	1,826	196,106
Shenzhou International Group Holdings Ltd.	9,900	205,145
The Swatch Group AG	1,489	206,300
Titan Company Ltd.	4,044	86,177
		9,924,251
Application Software - 0.3%
Atlassian Corp. plc, Class A (a)	2,000	421,520
AVEVA Group PLC	2,099	99,101
China Youzan Ltd. (a)	172,000	56,194
Cognyte Software Ltd. (a)	3,800	105,678
Constellation Software Inc.	400	558,552
Dassault Systemes SE	2,413	517,286
Hundsun Technologies Inc.	800	10,242
Iflytek Company Ltd.	1,900	13,995
Kingdee International Software Group Company Ltd.	30,000	92,997

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Kingsoft Corporation Ltd.	10,000	$66,371
Nemetschek SE	1,055	67,453
Nice Ltd. (a)	1,146	248,122
Open Text Corp.	5,000	238,374
SAP SE	19,069	2,340,238
Sapiens International Corp. N.V.	1,568	49,847
TeamViewer AG (a)(c)	2,937	125,751
Temenos AG	1,220	176,360
The Sage Group PLC	19,961	168,766
Thunder Software Technology Company Ltd.	500	9,286
Weimob Inc. (a)(c)	20,000	44,710
WiseTech Global Ltd.	2,660	58,855
Xero Ltd. (a)	2,217	213,656
Yonyou Network Technology Company Ltd.	2,600	14,151
		5,697,505
Asset Management & Custody Banks - 0.2%
3i Group PLC	17,770	282,807
Amundi S.A. (a)(c)	1,110	88,972
Bangkok Commercial Asset Management PCL	56,152	38,992
Brookfield Asset Management Inc., Class A	23,400	1,040,745
China Cinda Asset Management Company Ltd. H Shares	408,556	85,133
China Huarong Asset Management Company Ltd. (c)	82,000	10,758
CI Financial Corp.	13,841	199,876
EQT AB	4,351	143,514
Hargreaves Lansdown PLC	6,063	128,948
HDFC Asset Management Company Ltd. (c)	255	10,181
IGM Financial Inc.	1,477	45,009
Julius Baer Group Ltd.	4,087	262,464
Magellan Financial Group Ltd.	2,347	80,746
Noah Holdings Ltd. ADR (a)	200	8,880
Partners Group Holding AG	341	437,323
Reinet Investments SCA	1,311	25,908
Schroders PLC	2,270	109,617
St. James's Place PLC	9,808	172,399
Standard Life Aberdeen PLC	40,262	161,038
		3,333,310
Auto Parts & Equipment - 0.2%
Adient PLC (a)	5,600	247,520
Aisin Seiki Company Ltd.	3,000	114,027
Aptiv PLC	4,000	551,600
Bharat Forge Ltd.	2,374	19,350
Continental AG (a)	2,009	266,105
Denso Corp.	7,900	525,261
Faurecia S.A. (a)	2,143	114,423
Fuyao Glass Industry Group Company Ltd. H Shares (c)	7,356	43,761
Fuyao Glass Industry Group Company Ltd.	4,200	29,497
Hanon Systems	2,035	31,736
Huayu Automotive Systems Company Ltd. A Shares	8,268	34,742
Hyundai Mobis Company Ltd.	831	214,404
Koito Manufacturing Company Ltd.	1,900	127,584
Kuang-Chi Technologies Company Ltd. (a)	3,100	9,553
	Number of Shares	Fair Value
Magna International Inc.	5,235	$461,002
Minth Group Ltd.	8,000	33,340
Motherson Sumi Systems Ltd.	14,997	41,321
NGK Spark Plug Company Ltd.	2,800	48,424
Stanley Electric Company Ltd.	2,400	71,566
Sumitomo Electric Industries Ltd.	13,766	206,552
Toyoda Gosei Company Ltd.	1,165	30,659
Toyota Industries Corp.	2,700	240,923
Valeo S.A.	4,193	142,765
		3,606,115
Automobile Manufacturers - 0.6%
Astra International Tbk PT	235,200	85,417
Bayerische Motoren Werke AG	6,046	628,656
BYD Company Ltd.	11,200	244,124
Chongqing Changan Automobile Company Ltd. A Shares (a)	9,541	20,634
Daimler AG	15,629	1,396,209
Dongfeng Motor Group Company Ltd. H Shares	26,000	24,146
Ferrari N.V.	2,302	482,533
Ford Otomotiv Sanayi A/S	1,078	25,178
Geely Automobile Holdings Ltd.	73,000	185,729
Great Wall Motor Company Ltd. H Shares	46,033	127,599
Guangzhou Automobile Group Company Ltd. H Shares	32,000	26,878
Honda Motor Company Ltd.	29,800	895,079
Hyundai Motor Co.	1,386	266,974
Isuzu Motors Ltd.	10,100	108,678
Kia Motors Corp.	3,537	259,083
Li Auto Inc. (a)	2,200	55,000
Mahindra & Mahindra Ltd.	9,353	101,732
Maruti Suzuki India Ltd.	1,554	145,789
Mazda Motor Corp.	10,400	84,894
NIO Inc. ADR (a)	16,523	644,067
Nissan Motor Company Ltd. (a)	42,400	236,327
Renault S.A. (a)	3,510	152,347
SAIC Motor Corp. Ltd.	4,600	13,790
Stellantis N.V.	37,400	663,035
Subaru Corp.	11,200	223,392
Suzuki Motor Corp.	6,700	304,683
Tata Motors Ltd. (a)	20,725	85,549
Toyota Motor Corp.	38,700	3,017,549
Volkswagen AG	593	215,498
XPeng Inc. (a)	2,100	76,671
		10,797,240
Automotive Retail - 0.0%
China Meidong Auto Holdings Ltd.	10,000	46,370
Hotai Motor Company Ltd.	5,863	120,823
Petrobras Distribuidora S.A.	7,000	27,390
PTT Oil & Retail Business PCL	35,600	36,739
USS Company Ltd.	4,000	78,335
Zhongsheng Group Holdings Ltd.	5,500	38,768
		348,425
Biotechnology - 0.2%
3SBio Inc. (a)(c)	11,500	10,162
Affimed N.V. (a)	6,700	52,997
Alkermes PLC (a)	2,400	44,832

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Alteogen Inc. (a)	335	$26,522
Argenx SE (a)	824	227,004
BeiGene Ltd. (a)	600	208,848
Biocon Ltd. (a)	4,296	24,026
Celltrion Inc. (a)	1,218	349,230
Chongqing Zhifei Biological Products Company Ltd.	1,200	31,547
CSL Ltd.	8,308	1,674,649
Galapagos N.V. (a)	776	60,304
Genmab A/S (a)	1,197	394,779
Grifols S.A.	5,447	142,953
Hualan Biological Engineering Inc. A Shares	4,138	25,069
Innovent Biologics Inc. (a)(c)	12,500	126,778
PeptiDream Inc. (a)	1,700	77,846
Prothena Corporation PLC (a)	1,800	45,216
Seegene Inc.	216	24,830
Shenzhen Kangtai Biological Products Company Ltd.	500	10,439
Walvax Biotechnology Company Ltd.	1,400	9,642
Zai Lab Ltd. (a)	900	120,087
		3,687,760
Brewers - 0.2%
AMBEV S.A.	56,700	153,631
Anheuser-Busch InBev S.A.	13,914	878,980
Asahi Group Holdings Ltd.	8,300	350,403
Budweiser Brewing Co. APAC Ltd. (c)	31,400	93,702
Carlsberg A/S	1,881	289,702
China Resources Beer Holdings Company Ltd.	18,000	141,116
Cia Cervecerias Unidas S.A.	1,092	9,604
Heineken Holding N.V.	2,104	187,688
Heineken N.V.	4,733	487,403
Kirin Holdings Company Ltd.	15,000	287,851
Tsingtao Brewery Company Ltd. H Shares	8,924	79,088
		2,959,168
Broadcasting - 0.0%
Zee Entertainment Enterprises Ltd.	10,657	29,618
Building Products - 0.2%
AGC Inc.	3,500	146,652
Allegion PLC	1,400	175,868
Alpha Pro Tech Ltd. (a)	799	7,798
Assa Abloy AB B Shares	18,303	527,065
Beijing New Building Materials PLC	1,600	10,525
Caesarstone Ltd.	1,400	19,222
China Lesso Group Holdings Ltd.	25,494	54,828
Cie de Saint-Gobain (a)	9,293	549,598
Daikin Industries Ltd.	4,500	908,959
Geberit AG	676	432,111
Guangdong Kinlong Hardware Products Company Ltd.	700	17,692
Kingspan Group PLC	2,819	239,542
Lixil Corp.	4,900	136,357
Nibe Industrier AB	5,694	176,903
ROCKWOOL International A/S	147	62,118
TOTO Ltd.	2,600	160,000
Trane Technologies PLC	3,527	583,930
Xinyi Glass Holdings Ltd.	34,000	111,082
		4,320,250
	Number of Shares	Fair Value
Cable & Satellite - 0.0%
Cyfrowy Polsat S.A.	10,245	$76,747
Grupo Televisa SAB (a)	29,500	52,453
Megacable Holdings SAB de C.V.	14,930	53,443
MultiChoice Group	3,931	34,328
Quebecor Inc., Class B	3,200	85,904
SES S.A.	7,002	55,746
Shaw Communications Inc.	8,500	221,013
		579,634
Casinos & Gaming - 0.2%
Aristocrat Leisure Ltd.	10,494	274,551
Crown Resorts Ltd. (a)	6,801	60,917
Entain PLC (a)	10,683	223,743
Evolution Gaming Group AB (c)	2,922	431,111
Flutter Entertainment PLC (a)	2,979	641,773
Galaxy Entertainment Group Ltd. (a)	40,000	360,154
GAN Ltd. (a)	1,900	34,580
Genting Bhd	17,900	21,714
Genting Malaysia Bhd	19,500	14,438
Genting Singapore Ltd.	110,400	75,594
Kangwon Land Inc. (a)	846	18,912
La Francaise des Jeux SAEM (c)	1,570	71,539
Melco Resorts & Entertainment Ltd. ADR	3,900	77,649
NEOGAMES S.A. (a)	600	21,462
OPAP S.A.	2,669	36,168
Sands China Ltd. (a)	44,400	221,873
SJM Holdings Ltd.	36,000	47,046
Tabcorp Holdings Ltd.	40,487	144,317
Wynn Macau Ltd. (a)	28,400	55,233
		2,832,774
Coal & Consumable Fuels - 0.0% *
Adaro Energy Tbk PT	205,600	16,632
Cameco Corp.	7,200	119,384
China Shenhua Energy Company Ltd.	79,490	163,797
Coal India Ltd.	11,110	19,807
Exxaro Resources Ltd.	2,782	32,756
Shaanxi Coal Industry Company Ltd.	6,700	11,294
Shanxi Coking Coal Energy Group Company Ltd.	13,500	10,308
Shanxi Meijin Energy Company Ltd. (a)	9,000	9,835
United Tractors Tbk PT	21,200	32,293
Uranium Energy Corp. (a)	11,600	33,176
Washington H Soul Pattinson & Company Ltd.	1,967	47,312
Yanzhou Coal Mining Company Ltd.	16,900	25,747
		522,341
Commercial Printing - 0.0% *
Cimpress PLC (a)	1,100	110,143
Dai Nippon Printing Company Ltd.	4,400	92,340
Toppan Printing Company Ltd.	4,800	81,231
		283,714
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	4,479	87,182
Asahi Kasei Corp.	22,900	264,127

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Barito Pacific Tbk PT (a)	363,200	$24,005
Berger Paints India Ltd.	8,380	87,681
Formosa Chemicals & Fibre Corp.	34,000	104,384
Formosa Plastics Corp.	42,000	148,670
Guangzhou Tinci Materials Technology Company Ltd.	900	11,194
Hanwha Solutions Corp. (a)	1,912	84,640
Hengli Petrochemical Company Ltd.	4,500	20,116
Hengyi Petrochemical Company Ltd.	4,700	10,494
Indorama Ventures PCL NVDR	20,600	29,334
Kingfa Sci & Tech Company Ltd.	7,000	23,162
Kumho Petrochemical Company Ltd.	277	64,860
Kuraray Company Ltd.	5,800	66,293
LG Chem Ltd.	609	433,174
Lomon Billions Group Company Ltd. A Shares	5,300	23,086
Lotte Chemical Corp.	203	53,990
Mesaieed Petrochemical Holding Co.	44,246	22,603
Mitsui Chemicals Inc.	3,400	107,539
Nan Ya Plastics Corp.	54,000	151,025
National Industrialization Co. (a)	3,424	13,841
Orbia Advance Corp. SAB de C.V.	11,300	30,138
Orica Ltd.	7,412	78,753
Orion Engineered Carbons S.A.	3,600	70,992
Petronas Chemicals Group Bhd	24,500	47,269
PTT Global Chemical PCL NVDR	27,000	54,216
Rongsheng Petrochemical Company Ltd.	4,500	18,888
Sahara International Petrochemical Co.	2,101	12,381
Saudi Basic Industries Corp.	10,570	330,876
Saudi Industrial Investment Group	1,492	12,929
Saudi Kayan Petrochemical Co. (a)	8,828	37,521
Sinoma Science & Technology Company Ltd.	2,800	9,948
SK Chemicals Company Ltd.	87	19,256
Teijin Ltd.	3,300	56,951
Tongkun Group Company Ltd.	3,400	10,701
Toray Industries Inc.	25,300	163,134
Tosoh Corp.	4,782	91,659
Tronox Holdings PLC	6,400	117,120
Yanbu National Petrochemical Co.	2,251	41,534
		3,035,666
Communications Equipment - 0.1%
Accton Technology Corp.	6,000	58,038
BYD Electronic International Company Ltd.	11,020	64,353
KMW Company Ltd. (a)	214	12,234
Nokia Oyj (a)	103,245	413,115
Telefonaktiebolaget LM Ericsson	53,299	706,573
ZTE Corp.	7,400	18,789
		1,273,102
	Number of Shares	Fair Value
Computer & Electronics Retail - 0.0%
GOME Retail Holdings Ltd. (a)	143,000	$26,487
Hikari Tsushin Inc.	400	80,615
Suning.com Company Ltd.	9,200	9,647
Yamada Holdings Company Ltd.	13,214	71,392
		188,141
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A.	4,322	143,551
Bouygues S.A.	4,171	167,605
China Communications Services Corp. Ltd. H Shares	113,733	51,055
China Conch Venture Holdings Ltd.	15,000	70,519
China Railway Group Ltd.	43,600	30,343
China State Construction Engineering Corp. Ltd.	26,700	21,120
China State Construction International Holdings Ltd.	18,000	12,340
CIMIC Group Ltd. (a)	1,705	22,843
Eiffage S.A. (a)	1,521	152,592
Ferrovial S.A.	8,887	232,190
Gamuda Bhd (a)	11,500	9,929
GS Engineering & Construction Corp.	609	23,138
HOCHTIEF AG	452	40,533
Hyundai Engineering & Construction Company Ltd.	836	32,539
Kajima Corp.	8,200	116,581
Larsen & Toubro Ltd.	8,416	163,327
Obayashi Corp.	11,900	109,308
Samsung Engineering Company Ltd. (a)	1,648	20,386
Shimizu Corp.	10,100	81,897
Skanska AB, B Shares	6,212	156,079
Taisei Corp.	3,500	135,249
Vinci S.A.	9,523	977,766
WSP Global Inc.	2,100	199,766
		2,970,656
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A. (a)	4,848	242,273
China Shipbuilding Industry Company Ltd. (a)	16,100	10,036
Doosan Bobcat Inc. (a)	508	18,897
Epiroc AB A Shares	12,034	273,089
Epiroc AB B Shares	7,121	148,649
Hino Motors Ltd.	5,287	45,549
Hitachi Construction Machinery Company Ltd.	2,000	64,163
Hyundai Heavy Industries Company Ltd. (a)	464	54,733
KION Group AG	1,318	130,430
Knorr-Bremse AG	1,325	165,725
Komatsu Ltd.	16,000	495,059
Samsung Heavy Industries Company Ltd. (a)	6,084	41,770
Sany Heavy Industry Company Ltd.	6,300	32,790
Sinotruk Hong Kong Ltd.	5,500	16,483
Volvo AB (a)	26,006	659,078
Weichai Power Company Ltd. H Shares	39,401	97,306
XCMG Construction Machinery Company Ltd.	9,300	10,758

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Zoomlion Heavy Industry Science and Technology Company Ltd.	42,748	$61,034
		2,567,822
Construction Materials - 0.2%
ACC Ltd.	441	11,480
Ambuja Cements Ltd.	5,787	24,446
Anhui Conch Cement Company Ltd. H Shares	20,081	130,568
Anhui Conch Cement Company Ltd. A Shares	7,369	57,526
Beijing Oriental Yuhong Waterproof Technology Company Ltd. A Shares	4,647	36,234
Cemex SAB de C.V. (a)	191,700	135,105
China Jushi Company Ltd.	3,600	10,535
China National Building Material Company Ltd. H Shares	67,243	97,044
China Resources Cement Holdings Ltd.	16,000	17,966
CRH PLC	14,335	673,411
Grasim Industries Ltd.	3,304	65,550
HeidelbergCement AG	2,717	247,352
Indocement Tunggal Prakarsa Tbk PT	18,100	15,234
James Hardie Industries PLC	8,107	246,000
LafargeHolcim Ltd.	9,560	564,163
POSCO Chemical Company Ltd.	322	44,100
Semen Indonesia Persero Tbk PT	38,500	27,632
Shree Cement Ltd.	107	43,122
Taiheiyo Cement Corp.	2,100	55,322
Taiwan Cement Corp.	38,000	62,328
The Siam Cement PCL NVDR	8,700	111,082
UltraTech Cement Ltd.	1,334	122,938
		2,799,138
Consumer Electronics - 0.2%
Casio Computer Company Ltd.	3,500	66,040
Garmin Ltd.	2,248	296,399
LG Electronics Inc.	1,318	174,685
NavInfo Company Ltd.	4,600	10,215
Panasonic Corp.	40,300	519,159
Sharp Corp.	3,900	67,412
Sony Corp.	23,000	2,413,439
TCL Technology Group Corp. A Shares	25,827	36,765
		3,584,114
Consumer Finance - 0.0%
Acom Company Ltd.	7,300	34,023
Bajaj Finance Ltd.	3,352	236,102
Isracard Ltd.	—	1
Krungthai Card PCL	7,400	18,707
Lufax Holding Ltd. (a)	2,000	29,040
Muangthai Capital PCL (a)	5,700	12,905
Muthoot Finance Ltd.	3,065	50,552
Samsung Card Company Ltd.	1,677	51,047
Shriram Transport Finance Company Ltd.	2,391	46,513
Srisawad Corp. PCL	7,600	20,733
		499,623
Copper - 0.0% *
Antofagasta PLC	7,201	167,905
	Number of Shares	Fair Value
First Quantum Minerals Ltd.	10,700	$203,895
Jiangxi Copper Company Ltd. H Shares	27,782	53,102
KGHM Polska Miedz S.A. (a)	1,577	76,013
Lundin Mining Corp.	12,100	124,480
Southern Copper Corp.	2,090	141,848
		767,243
Data Processing & Outsourced Services - 0.2%
Adyen N.V. (a)(c)	332	742,745
Afterpay Ltd. (a)	3,901	301,576
Amadeus IT Group S.A. (a)	8,226	583,755
Cardtronics PLC (a)	2,100	81,480
Computershare Ltd.	9,899	113,395
Edenred	4,503	235,722
EVERTEC Inc.	3,600	133,992
GMO Payment Gateway Inc.	700	92,996
Nexi S.p.A. (a)(c)	8,025	140,345
StoneCo Ltd. (a)	3,000	183,660
TravelSky Technology Ltd.	9,000	21,046
Worldline S.A. (a)(c)	4,332	363,729
		2,994,441
Department Stores - 0.0% *
Central Retail Corp. PCL (a)	47,129	56,178
Lojas Renner S.A.	10,200	76,984
Lotte Shopping Company Ltd.	146	16,254
Marui Group Company Ltd.	3,500	65,851
Next PLC (a)	2,428	263,504
SACI Falabella	9,370	42,676
Shinsegae Inc.	80	19,863
Trent Ltd.	2,174	22,332
Woolworths Holdings Ltd. (a)	11,156	37,360
		601,002
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd.	1,200	24,029
Becle SAB de C.V.	4,500	10,284
Beijing Shunxin Agriculture Company Ltd.	1,400	10,014
Davide Campari-Milano N.V.	10,606	119,068
Diageo PLC	42,707	1,761,499
Jiangsu King's Luck Brewery JSC Ltd.	1,400	10,466
Jiangsu Yanghe Brewery Joint-Stock Company Ltd.	1,100	27,612
Kweichow Moutai Company Ltd.	900	275,575
Luzhou Laojiao Company Ltd.	1,100	37,725
Pernod Ricard S.A.	3,826	719,696
Remy Cointreau S.A.	415	76,821
Shanxi Xinghuacun Fen Wine Factory Company Ltd.	600	30,433
Treasury Wine Estates Ltd.	13,174	103,852
United Spirits Ltd. (a)	2,382	18,126
Wuliangye Yibin Company Ltd.	2,900	118,445
		3,343,645
Diversified Banks - 2.5%
ABN AMRO Group N.V. (a)(c)	7,724	94,048
Absa Group Ltd.	8,154	69,628
Abu Dhabi Commercial Bank PJSC	26,437	44,552
Agricultural Bank of China Ltd. H Shares	419,717	167,899

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Agricultural Bank of China Ltd. A Shares	155,647	$80,656
Akbank T.A.S.	16,712	9,470
Al Rajhi Bank	14,536	382,934
Alinma Bank (a)	6,278	30,801
Arab National Bank	3,667	20,416
Australia & New Zealand Banking Group Ltd.	51,868	1,113,258
Axis Bank Ltd. (a)	28,546	272,307
Banco Bilbao Vizcaya Argentaria S.A.	121,761	633,386
Banco Bradesco S.A.	12,400	51,661
Banco de Chile	421,882	49,875
Banco de Credito e Inversiones S.A.	442	23,442
Banco do Brasil S.A.	9,900	53,421
Banco Inter S.A.	1,200	33,325
Banco Santander Brasil S.A.	4,100	28,772
Banco Santander Chile	705,020	44,162
Banco Santander S.A. (a)	316,655	1,078,160
Bancolombia S.A.	2,846	22,265
Bangkok Bank PCL NVDR	4,800	19,354
Bank AlBilad	2,879	27,021
Bank Central Asia Tbk PT	120,600	258,013
Bank Hapoalim BM (a)	20,735	161,542
Bank Leumi Le-Israel BM	26,531	175,033
Bank Mandiri Persero Tbk PT	226,000	95,690
Bank Negara Indonesia Persero Tbk PT	88,200	34,764
Bank of China Ltd. H Shares	785,868	299,207
Bank of China Ltd. A Shares	225,894	115,336
Bank of Communications Company Ltd. H Shares	282,127	179,631
Bank of Montreal	11,700	1,042,793
Bank of the Philippine Islands	15,830	26,580
Bank Polska Kasa Opieki S.A. (a)	1,981	35,453
Bank Rakyat Indonesia Persero Tbk PT	693,500	210,079
Banque Saudi Fransi	12,640	112,400
Barclays PLC	316,930	812,970
BDO Unibank Inc.	19,670	41,336
BNP Paribas S.A. (a)	20,540	1,252,417
BOC Hong Kong Holdings Ltd.	67,500	235,724
Boubyan Bank KSCP	8,903	17,821
CaixaBank S.A.	81,177	251,780
Canadian Imperial Bank of Commerce	8,100	793,018
Capitec Bank Holdings Ltd. (a)	786	75,577
China Bohai Bank Company Ltd. (a)(c)	26,500	11,896
China CITIC Bank Corp. Ltd. H Shares	281,881	143,217
China Common Rich Renewable Energy Investments Ltd. (a)(d)	64,000	—
China Construction Bank Corp.	1,192,400	1,024,104
China Everbright Bank Company Ltd. H Shares	84,883	37,013
China Everbright Bank Company Ltd. A Shares	80,320	49,946
China Merchants Bank Company Ltd.	64,300	493,533
China Minsheng Banking Corp. Ltd. H Shares	212,700	123,388
CIMB Group Holdings Bhd	61,300	64,161
Commerzbank AG (a)	18,295	112,413
Commonwealth Bank of Australia	32,397	2,124,533
	Number of Shares	Fair Value
Credicorp Ltd.	800	$109,256
Credit Agricole S.A. (a)	21,071	305,721
CTBC Financial Holding Company Ltd.	145,000	112,309
Danske Bank A/S	12,595	236,258
DBS Group Holdings Ltd.	32,800	702,822
DNB ASA	16,987	362,173
Dubai Islamic Bank PJSC	88,557	109,697
E.Sun Financial Holding Company Ltd.	92,000	84,155
Emirates NBD Bank PJSC	27,546	86,242
Erste Group Bank AG (a)	5,102	173,415
FinecoBank Banca Fineco S.p.A. (a)	11,131	182,563
First Abu Dhabi Bank PJSC	29,750	118,250
First Financial Holding Company Ltd.	261,608	203,543
Grupo Financiero Banorte SAB de C.V. (a)	32,300	181,750
Grupo Financiero Inbursa SAB de CV (a)	19,300	17,517
Gulf Bank KSCP	13,858	10,087
Hana Financial Group Inc.	3,473	131,340
Hang Seng Bank Ltd.	14,000	271,016
Hong Leong Financial Group Bhd	10,887	45,738
HSBC Holdings PLC	371,930	2,171,659
ICICI Bank Ltd. (a)	64,274	511,722
Industrial & Commercial Bank of China Ltd. H Shares	860,505	617,615
Industrial Bank Company Ltd.	15,000	55,074
Industrial Bank of Korea	11,803	95,530
ING Groep N.V.	71,229	873,319
Intesa Sanpaolo S.p.A. (a)	301,594	818,987
Israel Discount Bank Ltd. A Shares	21,256	88,537
Japan Post Bank Company Ltd.	7,400	71,254
Kasikornbank PCL NVDR	21,400	99,296
KB Financial Group Inc.	4,752	235,973
KBC Group N.V. (a)	4,562	332,426
Komercni banka A/S (a)	329	10,170
Kotak Mahindra Bank Ltd. (a)	6,774	162,416
Krung Thai Bank PCL NVDR	77	30
Kuwait Finance House KSCP	45,618	115,913
Lloyds Banking Group PLC (a)	1,293,400	759,039
Malayan Banking Bhd	83,900	166,930
Masraf Al Rayan QSC	8,748	10,307
MCB Bank Ltd.	33,659	37,946
Mediobanca Banca di Credito Finanziario S.p.A. (a)	11,341	126,040
Mega Financial Holding Company Ltd.	230,276	257,449
Metropolitan Bank & Trust Co.	10,500	9,605
Mitsubishi UFJ Financial Group Inc.	223,200	1,195,180
Mizrahi Tefahot Bank Ltd.	2,562	66,948
Mizuho Financial Group Inc.	44,100	638,153
Moneta Money Bank A/S (a)(c)	24,837	92,646
National Australia Bank Ltd.	60,083	1,189,818
National Bank of Canada	6,100	414,335
National Bank of Kuwait SAKP	80,420	214,719
National Commercial Bank	17,117	242,351
Natwest Group PLC	88,594	239,883
Nedbank Group Ltd.	4,393	41,650
Nordea Bank Abp	59,164	583,746
OTP Bank Nyrt (a)	2,310	98,931

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Oversea-Chinese Banking Corporation Ltd.	61,300	$536,078
Ping An Bank Company Ltd.	14,400	48,306
Postal Savings Bank of China Company Ltd. H Shares (c)	173,675	129,791
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	9,841	81,626
Public Bank Bhd	165,400	167,534
Qatar International Islamic Bank QSC	51,672	124,036
Qatar Islamic Bank SAQ	7,553	34,145
Qatar National Bank QPSC	53,589	264,781
Raiffeisen Bank International AG (a)	2,703	59,502
RHB Bank Bhd	54,333	70,365
Riyad Bank	14,020	83,887
Royal Bank of Canada	26,012	2,398,067
Samba Financial Group	10,969	112,603
Santander Bank Polska S.A. (a)	343	19,001
Sberbank of Russia PJSC ADR	30,963	476,985
Shanghai Pudong Development Bank Company Ltd.	14,400	24,120
Shinhan Financial Group Company Ltd.	4,930	163,135
SinoPac Financial Holdings Company Ltd.	361,633	162,864
Skandinaviska Enskilda Banken AB (a)	29,720	362,963
Societe Generale S.A. (a)	14,804	388,262
Standard Bank Group Ltd.	15,135	128,562
Standard Chartered PLC	48,989	337,613
State Bank of India (a)	21,817	108,706
Sumitomo Mitsui Financial Group Inc.	23,800	863,046
Sumitomo Mitsui Trust Holdings Inc.	6,200	216,523
Svenska Handelsbanken AB	28,411	309,199
Swedbank AB	16,537	291,987
Taiwan Cooperative Financial Holding Company Ltd.	257,874	191,148
TCS Group Holding PLC	1,338	77,604
The Bank of East Asia Ltd.	24,000	51,121
The Bank of Nova Scotia	22,100	1,382,426
The Bank of NT Butterfield & Son Ltd.	2,900	110,838
The Commercial Bank PQSC	19,729	26,275
The Saudi British Bank	9,155	64,322
The Shanghai Commercial & Savings Bank Ltd.	16,000	23,524
The Siam Commercial Bank PCL NVDR	7,600	27,117
The Toronto-Dominion Bank	33,100	2,158,472
Turkiye Garanti Bankasi A/S (a)	20,019	16,182
Turkiye Is Bankasi AS C Shares (a)	63,144	36,774
UniCredit S.p.A. (a)	38,812	411,135
United Overseas Bank Ltd.	21,500	413,326
VTB Bank PJSC GDR GDR	21,532	23,470
Westpac Banking Corp.	65,952	1,226,171
Woori Financial Group Inc.	3,483	31,083
Yapi ve Kredi Bankasi A/S (a)	114,673	30,483
Yes Bank Ltd. (a)	119,031	25,397
		45,142,185
	Number of Shares	Fair Value
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A.	4,287	$73,729
China Everbright Ltd.	47,953	62,667
Credit Suisse Group AG	44,698	470,275
Deutsche Bank AG (a)	35,854	429,314
Macquarie Group Ltd.	6,271	729,963
Mirae Asset Daewoo Company Ltd.	2,076	18,087
Natixis S.A. (a)	17,289	82,945
UBS Group AG	66,946	1,041,019
		2,907,999
Diversified Chemicals - 0.1%
Arkema S.A.	1,261	153,170
BASF SE	16,772	1,396,407
LANXESS AG	1,517	112,075
Mitsubishi Chemical Holdings Corp.	23,400	175,743
Mitsubishi Gas Chemical Companies Inc.	2,837	69,680
Nissan Chemical Corp.	2,300	123,014
Pidilite Industries Ltd.	1,035	25,614
Sasol Ltd. (a)	7,253	103,984
Solvay S.A.	1,353	168,877
Sumitomo Chemical Company Ltd.	27,200	141,046
		2,469,610
Diversified Metals & Mining - 0.5%
African Rainbow Minerals Ltd.	2,484	46,784
Anglo American PLC	22,402	878,561
BHP Billiton Ltd.	53,794	1,856,041
BHP Group PLC	38,568	1,114,531
Boliden AB	4,995	185,673
China Molybdenum Co., Ltd.	30,000	18,175
China Molybdenum Company Ltd.	22,300	17,946
China Northern Rare Earth Group High-Tech Company Ltd. (a)	3,700	10,782
Ganfeng Lithium Company Ltd.	900	12,930
GEM Company Ltd.	7,800	10,176
Glencore PLC (a)	182,485	715,669
Grupo Mexico SAB de C.V.	46,442	243,917
Korea Zinc Company Ltd.	210	75,799
Merdeka Copper Gold Tbk PT (a)	105,900	15,675
MMC Norilsk Nickel PJSC ADR ADR	9,064	282,616
Rio Tinto Ltd.	6,779	571,827
Rio Tinto PLC	20,491	1,569,065
Saudi Arabian Mining Co. (a)	4,796	72,891
South32 Ltd.	88,327	189,041
Sumitomo Metal Mining Company Ltd.	4,200	181,645
Teck Resources Ltd. (a)	8,600	164,699
Vedanta Ltd.	21,040	65,828
Zhejiang Huayou Cobalt Company Ltd. (a)	1,100	11,524
		8,311,795
Diversified Real Estate Activities - 0.2%
Aldar Properties PJSC	79,027	80,896
Ayala Land Inc.	92,900	65,745
CapitaLand Ltd.	48,200	134,885
City Developments Ltd.	8,300	49,296

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Daito Trust Construction Company Ltd.	1,200	$139,330
Daiwa House Industry Company Ltd.	10,300	302,102
DLF Ltd.	7,407	29,080
ESR Cayman Ltd. (a)(c)	33,600	109,991
Hang Lung Properties Ltd.	37,000	96,135
Lendlease Corporation Ltd.	12,568	123,676
Mitsubishi Estate Company Ltd.	21,600	377,756
Mitsui Fudosan Company Ltd.	16,700	379,868
New World Development Company Ltd.	28,000	144,782
Nomura Real Estate Holdings Inc.	2,096	50,551
Shenzhen Investment Ltd.	174,181	60,492
Sumitomo Realty & Development Company Ltd.	5,700	201,486
Sun Hung Kai Properties Ltd.	24,000	363,653
Swire Pacific Ltd., Class A	9,000	67,490
The Wharf Holdings Ltd.	15,000	39,746
Tokyu Fudosan Holdings Corp.	11,200	66,389
UOL Group Ltd.	8,500	49,978
		2,933,327
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	36	96,793
Fibra Uno Administracion S.A. de C.V.	34,700	40,516
Gecina S.A.	837	115,489
Growthpoint Properties Ltd.	34,723	31,040
Land Securities Group PLC	12,863	122,473
Mirvac Group	71,903	136,912
Nomura Real Estate Master Fund Inc.	77	115,953
Stockland	43,590	146,082
Suntec Real Estate Investment Trust	36,100	41,914
The GPT Group	35,571	124,626
United Urban Investment Corp.	54	72,619
		1,044,417
Diversified Support Services - 0.0%
Brambles Ltd.	27,022	217,750
Ever Sunshine Lifestyle Services Group Ltd.	6,000	15,096
Ritchie Bros Auctioneers Inc.	2,000	117,086
		349,932
Drug Retail - 0.0% *
Clicks Group Ltd.	5,439	88,549
Cosmos Pharmaceutical Corp.	400	62,516
Raia Drogasil S.A.	11,300	50,182
Sundrug Company Ltd.	1,300	47,647
Tsuruha Holdings Inc.	700	90,461
Welcia Holdings Company Ltd.	1,744	59,975
		399,330
Education Services - 0.0%
China East Education Holdings Ltd. (c)	5,000	10,895
China Education Group Holdings Ltd.	7,000	12,443
GSX Techedu Inc.,ADR ADR (a)	1,016	34,422
Koolearn Technology Holding Ltd. (a)(c)	4,500	10,245
	Number of Shares	Fair Value
New Oriental Education & Technology Group Inc. ADR ADR (a)	19,200	$268,800
TAL Education Group ADR (a)	4,800	258,480
		595,285
Electric Utilities - 0.4%
AusNet Services	34,267	47,893
Centrais Eletricas Brasileiras S.A.	3,200	19,434
Chubu Electric Power Company Inc.	11,800	152,172
CK Infrastructure Holdings Ltd.	12,000	71,311
CLP Holdings Ltd.	30,000	291,339
EDP - Energias de Portugal S.A.	50,692	290,146
Electricite de France S.A. (a)	11,321	152,216
Elia Group S.A.	564	62,243
Emera Inc.	4,600	204,701
Endesa S.A.	5,800	153,786
Enel Americas S.A.	392,712	65,652
Enel Chile S.A. (a)	262,988	20,529
Enel S.p.A.	148,522	1,482,520
Energisa S.A.	1,300	10,418
Equatorial Energia S.A.	9,000	39,553
Fortis Inc.	8,500	368,783
Fortum Oyj	8,111	216,968
HK Electric Investments & HK Electric Investments Ltd.	48,369	48,030
Hydro One Ltd. (c)	5,998	139,684
Iberdrola S.A.	111,733	1,442,547
Inter Rao UES PJSC (a)	467,243	31,635
Interconexion Electrica S.A. ESP	10,873	66,569
Korea Electric Power Corp.	2,918	59,688
Kyushu Electric Power Company Inc.	6,900	68,188
Manila Electric Co.	15,200	85,179
Mercury NZ Ltd.	12,438	56,621
Orsted A/S (c)	3,454	559,205
PGE Polska Grupa Energetyczna S.A. (a)	9,640	16,607
Power Assets Holdings Ltd.	25,500	150,551
Power Grid Corporation of India Ltd.	23,449	69,163
Red Electrica Corporacion S.A.	7,904	140,272
Saudi Electricity Co.	7,797	48,856
SSE PLC	19,026	381,940
Tenaga Nasional Bhd	18,300	44,663
Terna Rete Elettrica Nazionale S.p.A.	25,693	194,408
The Chugoku Electric Power Company Inc.	5,300	65,183
The Kansai Electric Power Company Inc.	12,900	139,857
Tohoku Electric Power Company Inc.	7,800	73,765
Tokyo Electric Power Company Holdings Inc. (a)	26,400	88,159
Verbund AG	1,243	90,576
		7,711,010
Electrical Components & Equipment - 0.3%
ABB Ltd.	33,653	1,021,229
Ballard Power Systems Inc. (a)	4,100	99,984
Contemporary Amperex Technology Company Ltd.	1,800	88,384
Eve Energy Company Ltd.	1,500	17,181

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Fuji Electric Company Ltd.	2,300	$95,955
Gotion High-tech Company Ltd. (a)	1,800	9,884
Havells India Ltd.	2,186	31,405
Legrand S.A.	4,876	454,564
Nidec Corp.	8,200	996,986
nVent Electric plc	2,300	64,193
Prysmian S.p.A.	4,407	143,525
Schneider Electric SE	9,837	1,505,875
Sungrow Power Supply Company Ltd.	1,900	20,786
WEG S.A.	12,623	166,786
Zhejiang Chint Electrics Company Ltd.	1,800	9,959
Zhuzhou CRRC Times Electric Company Ltd.	6,500	24,246
		4,750,942
Electronic Components - 0.2%
AU Optronics Corp. (a)	103,000	75,987
BOE Technology Group Company Ltd.	24,500	23,413
Delta Electronics Inc.	23,000	232,152
Delta Electronics Thailand PCL	3,900	36,192
Hamamatsu Photonics KK	2,600	153,882
Hirose Electric Company Ltd.	574	88,412
Ibiden Company Ltd.	1,900	87,520
Innolux Corp.	98,000	72,470
Kingboard Holdings Ltd.	5,000	27,012
Kingboard Laminates Holdings Ltd.	20,049	43,376
Kyocera Corp.	5,900	375,091
Largan Precision Company Ltd.	1,000	112,501
Lens Technology Company Ltd. A Shares	7,860	31,302
LG Display Company Ltd. (a)	2,483	49,912
LG Innotek Company Ltd.	139	25,239
Lingyi iTech Guangdong Co.	8,000	9,974
Luxshare Precision Industry Company Ltd.	4,900	25,265
Maxscend Microelectronics Company Ltd.	100	9,282
Murata Manufacturing Company Ltd.	10,500	840,190
Nan Ya Printed Circuit Board Corp.	3,000	37,220
Omron Corp.	3,397	265,612
Samsung Electro-Mechanics Company Ltd.	594	98,410
Samsung SDI Company Ltd.	685	399,470
Sunny Optical Technology Group Company Ltd.	8,700	198,296
TDK Corp.	2,400	332,959
Unimicron Technology Corp.	14,000	44,895
Walsin Technology Corp.	3,000	26,233
Yageo Corp.	4,000	77,524
Zhen Ding Technology Holding Ltd.	15,665	66,156
		3,865,947
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	2,300	99,181
Halma PLC	6,933	227,084
Hexagon AB, B Shares	5,139	474,970
Hitachi Ltd.	17,700	801,546
Keyence Corp.	3,300	1,501,276
Shimadzu Corp.	4,100	148,602
	Number of Shares	Fair Value
Yokogawa Electric Corp.	4,200	$77,462
Zhejiang Dahua Technology Company Ltd.	2,800	10,528
		3,340,649
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc.	7,500	37,768
Fabrinet (a)	2,131	192,621
Foxconn Technology Company Ltd.	5,000	12,722
GoerTek Inc. A Shares	6,348	26,268
Hon Hai Precision Industry Company Ltd.	155,000	673,606
Venture Corporation Ltd.	5,000	74,650
Wingtech Technology Company Ltd. A Shares	2,000	29,873
Wuxi Lead Intelligent Equipment Company Ltd.	900	10,835
		1,058,343
Environmental & Facilities Services - 0.0%
A-Living Smart City Services Company Ltd. H Shares (c)	10,055	44,620
China Everbright International Ltd.	19,000	12,855
Country Garden Services Holdings Company Ltd.	20,715	209,963
GFL Environmental Inc.	3,400	118,757
Rentokil Initial PLC (a)	33,862	226,309
		612,504
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd	12,861	75,476
Nutrien Ltd.	10,400	560,194
PI Industries Ltd.	783	24,183
SABIC Agri-Nutrients Co.	5,130	134,597
Shandong Hualu Hengsheng Chemical Company Ltd.	1,900	10,874
UPL Ltd.	6,134	53,849
Yara International ASA	3,183	165,855
		1,025,028
Financial Exchanges & Data - 0.2%
ASX Ltd.	3,535	191,297
B3 S.A. - Brasil Bolsa Balcao	24,900	241,013
Deutsche Boerse AG	3,470	577,894
East Money Information Company Ltd.	6,600	27,421
Hithink RoyalFlush Information Network Company Ltd.	500	9,099
Hong Kong Exchanges & Clearing Ltd.	22,000	1,294,342
Japan Exchange Group Inc.	9,300	218,403
London Stock Exchange Group PLC	5,776	553,059
Moscow Exchange Micex Pj (a)	17,461	40,229
Singapore Exchange Ltd.	14,636	108,604
TMX Group Ltd.	1,000	103,903
		3,365,264
Food Distributors - 0.0%
Bid Corporation Ltd. (a)	3,967	76,837
The SPAR Group Ltd.	5,276	67,848
		144,685

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Food Retail - 0.3%
Alimentation Couche-Tard Inc.	15,700	$506,158
Avenue Supermarts Ltd. (a)(c)	1,871	73,164
BIM Birlesik Magazalar A/S	8,123	69,293
CP ALL PCL NVDR (a)	66,300	146,921
Dino Polska S.A. (a)(c)	949	62,673
Empire Company Ltd.	3,100	96,637
Etablissements Franz Colruyt N.V.	993	59,357
George Weston Ltd.	1,369	121,210
ICA Gruppen AB	1,837	89,992
J Sainsbury PLC	32,490	108,704
Jeronimo Martins SGPS S.A.	4,597	77,531
Kesko Oyj	4,988	152,891
Kobe Bussan Company Ltd.	2,200	59,032
Koninklijke Ahold Delhaize N.V.	20,100	561,059
Lawson Inc.	900	44,226
Loblaw Companies Ltd.	3,219	179,794
Magnit PJSC GDR	1,919	28,766
Metro Inc.	4,576	208,730
President Chain Store Corp.	4,000	38,131
Seven & I Holdings Company Ltd.	13,800	557,370
Shoprite Holdings Ltd.	5,423	57,703
Tesco plc	141,188	445,793
Wm Morrison Supermarkets PLC	44,003	110,767
Woolworths Group Ltd.	23,107	719,289
X5 Retail Group N.V.	779	25,115
		4,600,306
Footwear - 0.0%
ANTA Sports Products Ltd.	16,276	265,459
Feng TAY Enterprise Company Ltd.	3,000	20,503
Pou Chen Corp.	11,000	12,722
Puma SE (a)	1,790	175,750
		474,434
Forest Products - 0.0% *
Svenska Cellulosa AB SCA B Shares (a)	11,064	196,177
West Fraser Timber Company Ltd.	1,600	115,094
		311,271
Gas Utilities - 0.1%
AltaGas Ltd.	5,100	84,970
APA Group	21,546	164,433
Brookfield Infrastructure Corp.	1,900	145,103
China Gas Holdings Ltd.	30,200	123,722
China Resources Gas Group Ltd.	8,000	44,350
Enagas S.A.	4,545	98,929
ENN Energy Holdings Ltd.	9,300	149,169
GAIL India Ltd.	17,668	32,744
Hong Kong & China Gas Company Ltd.	195,000	308,511
Indraprastha Gas Ltd.	3,071	21,520
Infraestructura Energetica Nova SAB de C.V. (a)	4,900	18,891
Korea Gas Corp. (a)	354	10,541
Kunlun Energy Company Ltd.	44,000	46,239
Naturgy Energy Group S.A.	5,312	130,483
Osaka Gas Company Ltd.	6,800	132,738
Perusahaan Gas Negara Persero Tbk	159,100	14,404
	Number of Shares	Fair Value
Petronas Gas Bhd	23,149	$89,324
Snam S.p.A.	35,686	198,300
Toho Gas Company Ltd.	1,300	80,353
Tokyo Gas Company Ltd.	6,900	153,767
		2,048,491
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	1,000	141,886
Dollarama Inc.	5,400	238,539
Don Quijote Holdings Company Ltd.	7,500	177,217
Magazine Luiza S.A.	36,700	131,634
Ryohin Keikaku Company Ltd.	4,400	104,246
Wesfarmers Ltd.	20,705	830,604
		1,624,126
Gold - 0.2%
Agnico Eagle Mines Ltd.	4,400	254,334
Aneka Tambang Tbk	101,000	15,645
AngloGold Ashanti Ltd.	5,125	111,703
B2Gold Corp.	19,200	82,645
Barrick Gold Corp.	32,500	644,647
Caledonia Mining Corporation PLC	726	10,374
Cia de Minas Buenaventura S.A. ADR (a)	2,500	25,075
Evolution Mining Ltd.	29,641	92,110
Franco-Nevada Corp.	3,500	438,569
Gold Fields Ltd.	10,926	101,748
Harmony Gold Mining Company Ltd. (a)	6,485	27,492
Kinross Gold Corp.	23,000	153,169
Kirkland Lake Gold Ltd.	4,800	162,081
Newcrest Mining Ltd.	14,911	277,337
Northern Star Resources Ltd.	20,085	145,023
Novagold Resources Inc. (a)	14,100	123,516
Polymetal International PLC	3,877	75,930
Polyus PJSC	1,075	98,954
Shandong Gold Mining Company Ltd.	3,000	9,744
Shandong Gold Mining Company Ltd. (c)	5,250	9,846
SSR Mining Inc.	4,000	57,191
Wheaton Precious Metals Corp.	8,200	313,164
Yamana Gold Inc.	17,400	75,589
Zhaojin Mining Industry Company Ltd.	10,500	9,549
Zijin Mining Group Company Ltd.	97,119	119,424
		3,434,859
Healthcare Distributors - 0.0%
Alfresa Holdings Corp.	3,478	67,136
Amplifon S.p.A. (a)	2,274	84,829
Celltrion Healthcare Company Ltd. (a)	875	105,147
Huadong Medicine Company Ltd.	1,700	9,556
Medipal Holdings Corp.	3,305	63,528
Shanghai Pharmaceuticals Holding Company Ltd.	4,200	12,553
Sinopharm Group Company Ltd.	13,200	31,954
Suzuken Company Ltd.	1,248	48,847
		423,550

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Healthcare Equipment - 0.4%
AK Medical Holdings Ltd. (c)	14,215	$18,101
Ambu A/S	2,993	140,901
BioMerieux	756	96,405
Carl Zeiss Meditec AG	735	111,004
Cochlear Ltd.	1,201	192,983
DiaSorin S.p.A.	460	73,959
Fisher & Paykel Healthcare Corporation Ltd.	10,523	236,570
GN Store Nord AS	2,338	184,514
Koninklijke Philips N.V. (a)	16,637	951,764
Lepu Medical Technology Beijing Company Ltd.	2,300	10,274
LivaNova PLC (a)	2,900	213,817
Medtronic PLC	20,100	2,374,413
Microport Scientific Corp.	9,000	50,647
Novocure Ltd. (a)	1,500	198,270
Olympus Corp.	21,300	441,614
Shenzhen Mindray Bio-Medical Electronics Company Ltd.	700	42,580
Siemens Healthineers AG (c)	4,908	266,499
Smith & Nephew PLC	15,991	304,025
Sonova Holding AG (a)	1,000	266,057
Straumann Holding AG	189	236,765
Sysmex Corp.	3,100	334,548
Terumo Corp.	11,800	427,043
William Demant Holding A/S (a)	1,978	83,991
		7,256,744
Healthcare Facilities - 0.0%
Aier Eye Hospital Group Company Ltd.	3,200	28,897
Apollo Hospitals Enterprise Ltd.	1,035	41,090
Bangkok Dusit Medical Services PCL NVDR	107,500	74,304
Bumrungrad Hospital PCL NVDR	4,600	20,019
Dr Sulaiman Al Habib Medical Services Group Co.	317	10,481
IHH Healthcare Bhd	13,300	17,064
Orpea S.A. (a)	944	109,617
Ramsay Health Care Ltd.	3,344	170,646
Ryman Healthcare Ltd.	7,304	78,265
		550,383
Healthcare Services - 0.1%
Fresenius Medical Care AG & Company KGaA	3,894	287,045
Fresenius SE & Company KGaA	7,635	340,810
Guangzhou Kingmed Diagnostics Group Company Ltd.	500	9,682
Jinxin Fertility Group Ltd. (c)	16,000	34,410
Meinian Onehealth Healthcare Holdings Company Ltd. (a)	4,500	10,576
Sonic Healthcare Ltd.	8,289	221,534
Topchoice Medical Corp. (a)	300	11,454
		915,511
Healthcare Supplies - 0.1%
Alcon Inc. (a)	8,979	631,387
Asahi Intecc Company Ltd.	3,600	99,367
Autobio Diagnostics Company Ltd. A Shares	1,332	22,295
Coloplast A/S	2,169	326,929
	Number of Shares	Fair Value
Hartalega Holdings Bhd	19,500	$41,996
Hoya Corp.	6,900	812,077
Kossan Rubber Industries	23,700	18,633
Quotient Ltd. (a)	4,900	18,032
Shandong Weigao Group Medical Polymer Company Ltd.	28,000	55,248
Sri Trang Gloves Thailand PCL	8,400	11,021
Supermax Corporation Bhd	22,199	20,397
Top Glove Corporation Bhd	68,600	74,779
		2,132,161
Healthcare Technology - 0.0%
Alibaba Health Information Technology Ltd. (a)	50,000	141,489
M3 Inc.	8,100	554,978
Ping An Healthcare and Technology Company Ltd. (a)(c)	6,300	79,009
		775,476
Heavy Electrical Equipment - 0.1%
Doosan Heavy Industries & Construction Company Ltd. (a)	3,401	39,066
Mitsubishi Electric Corp.	33,300	508,239
NARI Technology Company Ltd.	3,400	16,137
Siemens Energy AG (a)	7,298	262,552
Siemens Gamesa Renewable Energy S.A.	4,353	168,831
Vestas Wind Systems A/S	3,596	739,891
Xinjiang Goldwind Science & Technology Company Ltd.	12,500	25,531
		1,760,247
Highways & Railtracks - 0.1%
Atlantia S.p.A. (a)	9,048	169,614
Bangkok Expressway & Metro PCL	87,300	24,444
CCR S.A.	15,600	35,717
Getlink (a)	8,035	123,521
Jiangsu Expressway Company Ltd. H Shares	8,000	9,961
Promotora y Operadora de Infraestructura SAB de C.V.	2,755	21,054
Taiwan High Speed Rail Corp.	13,000	14,329
Transurban Group	49,972	506,975
Zhejiang Expressway Company Ltd. H Shares	12,000	10,635
		916,250
Home Building - 0.1%
Barratt Developments PLC (a)	18,595	191,595
Berkeley Group Holdings PLC	2,289	140,190
Iida Group Holdings Company Ltd.	2,738	66,307
Persimmon PLC	5,824	236,240
Sekisui Chemical Company Ltd.	6,500	125,000
Sekisui House Ltd.	11,258	241,869
Taylor Wimpey PLC (a)	66,550	165,687
		1,166,888
Home Furnishing Retail - 0.0%
Nitori Holdings Company Ltd.	1,500	290,837

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd.	1,000	$13,949
Home Improvement Retail - 0.0%
Home Product Center PCL NVDR	40,900	19,370
Kingfisher PLC (a)	38,533	169,221
Via Varejo S/A (a)	16,500	35,293
		223,884
Hotels, Resorts & Cruise Lines - 0.0%
Accor S.A. (a)	3,340	126,244
Asset World Corp. PCL	101,200	16,516
Huazhu Group Ltd. ADR (a)	2,000	109,800
InterContinental Hotels Group PLC (a)	3,169	217,521
Minor International PCL NVDR (a)	41,600	43,264
Shanghai Jinjiang International Hotels Company Ltd.	3,100	26,222
Whitbread PLC (a)	3,686	174,232
		713,799
Household Appliances - 0.0% *
Coway Company Ltd.	412	23,844
Electrolux AB	4,119	114,455
Haier Smart Home Company Ltd.	6,300	29,939
Haier Smart Home Company Ltd. (a)	23,000	92,007
Husqvarna AB	7,636	110,208
Midea Group Company Ltd.	2,600	32,585
Rinnai Corp.	662	74,228
SEB S.A.	455	80,428
		557,694
Household Products - 0.1%
Essity AB	11,113	351,764
Henkel AG & Company KGaA	1,898	188,384
Hindustan Unilever Ltd.	12,079	401,704
Kimberly-Clark de Mexico SAB de C.V.	11,600	19,803
Lion Corp.	4,100	80,108
Pigeon Corp.	2,100	79,819
Reckitt Benckiser Group PLC	12,996	1,165,130
Unicharm Corp.	7,400	311,068
Unilever Indonesia Tbk PT	61,100	27,658
Vinda International Holdings Ltd.	3,000	10,129
		2,635,567
Human Resource & Employment Services - 0.1%
51job Inc. ADR (a)	200	12,520
Adecco Group AG	2,830	191,363
Persol Holdings Company Ltd.	3,200	62,668
Randstad N.V.	2,176	153,396
Recruit Holdings Company Ltd.	24,800	1,212,170
		1,632,117
Hypermarkets & Super Centers - 0.1%
Abdullah Al Othaim Markets Co.	1,691	56,992
Aeon Company Ltd.	11,975	357,516
Atacadao S.A.	2,600	10,698
Berli Jucker PCL	9,100	11,430
	Number of Shares	Fair Value
Carrefour S.A.	11,198	$203,272
Cencosud S.A.	36,624	78,514
Coles Group Ltd.	24,359	297,034
E-MART Inc.	467	70,561
Sun Art Retail Group Ltd.	14,000	11,453
Wal-Mart de Mexico SAB de C.V.	84,686	266,841
		1,364,311
Independent Power Producers & Energy Traders - 0.0% *
B Grimm Power PCL	8,800	12,883
CGN Power Company Ltd. (c)	76,000	18,378
China National Nuclear Power Company Ltd.	11,500	9,640
China Resources Power Holdings Company Ltd.	14,000	18,584
Colbun S.A.	373,590	72,908
Electricity Generating PCL NVDR	2,800	16,621
Global Power Synergy PCL	8,700	21,437
Gulf Energy Development PCL	36,200	39,096
Huaneng Power International Inc.	17,600	11,830
NTPC Ltd.	52,148	75,996
Ratch Group PCL NVDR	6,100	10,004
Shenzhen Energy Group Company Ltd.	5,900	10,089
Uniper SE	3,676	133,414
		450,880
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc.	20,800	14,784
Ayala Corp.	3,270	49,854
CITIC Ltd.	51,000	48,281
CJ Corp.	704	58,472
CK Hutchison Holdings Ltd.	49,500	394,436
DCC PLC	1,800	156,210
Far Eastern New Century Corp.	10,000	10,584
Fosun International Ltd.	16,000	22,391
Grupo Carso SAB de C.V. (a)	4,700	12,836
GT Capital Holdings Inc.	1,070	11,507
Hanwha Corp.	1,814	51,050
Industries Qatar QSC	23,202	76,151
Investment AB Latour	2,704	70,173
Jardine Matheson Holdings Ltd.	4,000	261,560
Jardine Strategic Holdings Ltd.	4,000	132,080
JG Summit Holdings Inc.	36,620	45,080
Keihan Holdings Company Ltd.	1,800	74,932
Keppel Corporation Ltd.	26,600	105,323
KOC Holding A/S	3,897	9,140
LG Corp.	1,153	92,097
Melrose Industries PLC (a)	88,716	204,288
Samsung C&T Corp.	1,014	111,547
Siemens AG	13,970	2,298,651
Siemens Ltd.	466	11,753
Sime Darby Bhd	82,558	47,785
SK Holdings Company Ltd.	562	140,034
SM Investments Corp.	2,720	53,798
Smiths Group PLC	7,238	153,539
The Bidvest Group Ltd.	3,009	34,721
Toshiba Corp.	7,100	240,308
		4,993,365
Industrial Gases - 0.2%
Air Liquide S.A.	8,648	1,415,844

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Air Water Inc.	3,400	$59,692
Linde PLC (a)	7,900	2,213,106
Taiyo Nippon Sanso Corp.	2,800	53,314
		3,741,956
Industrial Machinery - 0.4%
Airtac International Group	2,260	79,603
Alfa Laval AB (a)	5,745	174,005
Amada Holdings Company Ltd.	5,900	65,888
Atlas Copco AB, B Shares	7,126	371,576
Atlas Copco AB A Shares	12,262	747,849
Daifuku Company Ltd.	1,800	176,579
FANUC Corp.	3,500	829,389
GEA Group AG	2,802	115,097
Haitian International Holdings Ltd.	14,655	58,436
Harmonic Drive Systems Inc.	800	54,154
Hiwin Technologies Corp.	3,000	42,319
Hoshizaki Corp.	900	80,471
Hyundai Heavy Industries Holdings Company Ltd.	84	21,635
Jiangsu Hengli Hydraulic Company Ltd.	900	12,270
Kone Oyj B Shares	6,207	508,175
Kurita Water Industries Ltd.	1,807	77,595
Luxfer Holdings PLC	1,700	36,176
Makita Corp.	4,100	176,059
MINEBEA MITSUMI Inc.	6,600	168,972
MISUMI Group Inc.	5,200	151,294
Mitsubishi Heavy Industries Ltd.	5,900	184,155
Miura Company Ltd.	1,600	86,588
Nabtesco Corp.	2,100	96,163
NGK Insulators Ltd.	4,700	86,089
NSK Ltd.	6,500	66,765
Pentair PLC	2,500	155,800
Rational AG	93	72,413
Sandvik AB (a)	20,616	564,342
Schindler Holding AG	1,111	325,047
Shenzhen Inovance Technology Company Ltd.	1,300	16,942
SKF AB, B Shares	6,967	198,388
SMC Corp.	1,000	581,991
Spirax-Sarco Engineering PLC	1,346	211,707
Techtronic Industries Company Ltd.	25,000	427,683
THK Company Ltd.	2,200	76,253
Wartsila Oyj Abp	8,104	85,093
Yaskawa Electric Corp.	4,400	219,403
Zhejiang Sanhua Intelligent Controls Company Ltd. A Shares	11,005	34,586
		7,436,950
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust	58,700	133,250
GLP J-Reit	75	123,394
Goodman Group	30,362	419,029
Mapletree Logistics Trust	52,804	75,850
Nippon Prologis REIT Inc.	38	122,253
Segro PLC	21,759	281,476
		1,155,252
Insurance Brokers - 0.0%
Willis Towers Watson PLC	1,900	434,872
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.6%
BP PLC	370,122	$1,504,652
Cenovus Energy Inc.	23,900	179,509
China Petroleum & Chemical Corp.	314,400	169,767
Ecopetrol S.A.	54,990	35,403
Eni S.p.A.	46,089	568,443
Equinor ASA	17,846	349,756
Galp Energia SGPS S.A.	9,153	106,715
Gazprom PJSC ADR ADR	69,888	416,812
Imperial Oil Ltd.	4,700	113,831
LUKOIL PJSC ADR ADR	5,966	482,330
MOL Hungarian Oil & Gas PLC (a)	3,276	23,766
Oil & Natural Gas Corporation Ltd.	30,738	42,945
OMV AG	2,689	136,718
Origin Energy Ltd.	32,161	114,884
PetroChina Company Ltd.	266,000	96,143
Petroleo Brasileiro S.A.	46,600	197,697
Polskie Gornictwo Naftowe i Gazownictwo S.A.	47,450	72,317
PTT PCL NVDR	142,800	187,354
Repsol S.A.	27,411	340,202
Rosneft Oil Company PJSC GDR	11,888	89,897
Royal Dutch Shell PLC	74,892	1,460,859
Royal Dutch Shell PLC, B Shares	67,678	1,246,561
Saudi Arabian Oil Co. (c)	24,691	237,008
Suncor Energy Inc.	27,900	583,151
Surgutneftegas PJSC ADR ADR	24,728	111,029
TOTAL SE	46,026	2,151,602
YPF S.A. (a)	2,600	10,686
		11,030,037
Integrated Telecommunication Services - 0.4%
BCE Inc.	2,847	128,504
BT Group PLC (a)	162,984	348,097
Cellnex Telecom S.A. (c)	5,777	333,375
China Tower Corp Ltd. (c)	510,000	75,440
Chunghwa Telecom Company Ltd.	74,071	289,451
Deutsche Telekom AG	60,864	1,228,229
Elisa Oyj	2,597	156,092
Emirates Telecommunications Group Co. PJSC	17,313	101,998
Hellenic Telecommunications Organization S.A.	2,744	44,118
HKT Trust & HKT Ltd.	68,815	98,074
Indus Towers Ltd.	7,535	25,249
Infrastrutture Wireless Italiane S.p.A. (c)	6,137	68,522
Koninklijke KPN N.V.	65,235	221,885
LG Uplus Corp.	941	10,185
Nippon Telegraph & Telephone Corp.	23,509	604,639
Ooredoo QPSC	7,473	14,511
Orange S.A.	36,431	449,796
PCCW Ltd.	77,851	43,860
Proximus SADP	2,778	60,598
Sarana Menara Nusantara Tbk PT	232,400	17,600
Saudi Telecom Co.	6,728	227,472
Singapore Telecommunications Ltd.	149,100	270,768
Spark New Zealand Ltd.	33,817	106,103

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Swisscom AG	473	$254,806
Telecom Italia S.p.A.	262,765	146,210
Telefonica Brasil S.A.	10,287	80,630
Telefonica Deutschland Holding AG	19,011	55,859
Telefonica S.A.	92,437	414,683
Telenor ASA	12,778	225,282
Telesites SAB de C.V. (a)	10,400	10,801
Telia Company AB	44,808	194,473
Telkom Indonesia Persero Tbk PT	609,100	143,416
Telstra Corporation Ltd.	76,014	196,847
TELUS Corp.	7,758	154,500
TPG Telecom Ltd.	6,791	32,741
True Corporation PCL NVDR	95,700	10,412
United Internet AG	1,948	78,300
		6,923,526
Interactive Home Entertainment - 0.2%
Beijing Kunlun Tech Company Ltd.	2,800	10,118
Bilibili Inc. ADR (a)	2,100	224,826
Capcom Company Ltd.	3,200	104,109
CD Projekt S.A. (a)	858	41,421
DouYu International Holdings Ltd. (a)	1,100	11,451
HUYA Inc. (a)	1,000	19,480
Koei Tecmo Holdings Company Ltd.	2,490	111,881
Konami Holdings Corp.	1,700	101,385
NCSoft Corp.	201	155,046
NetEase Inc. ADR ADR	5,294	546,658
Netmarble Corp. (c)	240	27,356
Nexon Company Ltd.	8,900	289,149
Nintendo Company Ltd.	2,000	1,118,733
Pearl Abyss Corp. (a)	60	16,334
Perfect World Company Ltd.	3,300	9,949
Playtika Holding Corp. (a)	1,200	32,652
Square Enix Holdings Company Ltd.	1,700	94,615
UbiSoft Entertainment S.A. (a)	1,689	128,792
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Ltd. A Shares	3,000	10,041
Zhejiang Century Huatong Group Company Ltd. (a)	8,600	9,346
		3,063,342
Interactive Media & Services - 0.5%
Adevinta ASA (a)	4,378	64,570
Auto Trader Group PLC (a)(c)	17,642	134,945
Autohome Inc. ADR	700	65,289
Baidu Inc. ADR (a)	3,400	739,670
Info Edge India Ltd.	879	51,462
JOYY Inc.	700	65,611
Kakaku.com Inc.	2,500	68,326
Kakao Corp.	709	311,979
Kuaishou Technology (a)(c)	2,500	86,823
Mail.Ru Group Ltd. (a)	539	12,343
Momo Inc. ADR	1,800	26,532
NAVER Corp.	1,659	552,634
REA Group Ltd.	962	103,854
Scout24 AG (c)	1,965	149,422
Seek Ltd. (a)	6,124	132,980
Tencent Holdings Ltd.	73,575	5,772,852
Weibo Corp. ADR (a)	700	35,322
	Number of Shares	Fair Value
Yandex N.V. A Shares (a)	3,397	$220,323
Yandex NV (a)	421	26,969
Z Holdings Corp.	48,496	241,646
		8,863,552
Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. ADR (a)	24,246	5,497,296
Allegro.eu S.A. (a)(c)	4,425	62,315
B2W Cia Digital (a)	2,900	31,220
Baozun Inc. (a)	700	26,698
CJ ENM Company Ltd.	97	12,196
Delivery Hero SE (a)(c)	2,367	307,404
HelloFresh SE (a)	2,699	201,748
JD Health International Inc. (a)(c)	3,600	51,631
JD.com Inc. ADR ADR (a)	11,414	962,543
Just Eat Takeaway.com N.V. (a)(c)	2,309	213,356
Meituan, Class B (a)(c)	45,800	1,756,724
Mercari Inc. (a)	1,600	72,688
Naspers Ltd., N Shares	5,522	1,320,721
Ocado Group PLC (a)	8,880	249,323
Pinduoduo Inc. ADR (a)	4,957	663,643
Prosus N.V.	8,900	991,624
Rakuten Inc.	15,800	188,599
Start Today Company Ltd.	2,000	59,185
Tongcheng-Elong Holdings Ltd. (a)	9,200	20,756
Trip.com Group Ltd. (a)	6,000	237,780
Vipshop Holdings Ltd. ADR ADR (a)	5,934	177,189
Zalando SE (a)(c)	2,804	275,639
		13,380,278
Internet Services & Infrastructure - 0.2%
21Vianet Group Inc. (a)	1,000	32,300
GDS Holdings Ltd. ADR (a)	1,100	89,199
Kingsoft Cloud Holdings Ltd. (a)	700	27,524
Shopify Inc., Class A (a)	2,013	2,222,140
Tucows Inc. (a)	600	46,500
Wix.com Ltd. (a)	1,000	279,220
		2,696,883
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd.	26,200	25,009
China International Capital Corp. Ltd. A Shares (a)	1,200	8,962
China International Capital Corp., Ltd. (a)(c)	12,800	31,019
China Merchants Securities Company Ltd.	5,100	15,274
CITIC Securities Company Ltd.	29,600	84,349
CSC Financial Company Ltd. A Shares	7,200	34,907
Daiwa Securities Group Inc.	26,400	136,683
Everbright Securities Company Ltd.	3,600	8,916
Founder Securities Company Ltd. (a)	7,100	9,414
GF Securities Company Ltd.	53,600	82,181
Haitong Securities Company Ltd.	22,300	29,391
Huatai Securities Company Ltd.	10,700	27,658
Industrial Securities Company Ltd.	7,500	9,659

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Korea Investment Holdings Company Ltd.	423	$31,994
Meritz Securities Company Ltd.	13,335	54,318
Nomura Holdings Inc.	57,400	302,012
Samsung Securities Company Ltd.	2,377	82,856
SBI Holdings Inc.	4,400	119,457
Sinolink Securities Company Ltd.	14,300	29,445
Zheshang Securities Company Ltd.	4,800	9,364
		1,132,868
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	9,506	2,626,033
Atos SE (a)	1,808	141,351
Bechtle AG	499	93,777
Capgemini SE	2,940	501,376
CGI Inc. (a)	4,200	349,808
Fujitsu Ltd.	3,600	521,267
Globant S.A. (a)	1,100	228,371
HCL Technologies Ltd.	17,798	239,205
Infosys Ltd.	46,384	867,903
Itochu Techno-Solutions Corp.	1,732	55,879
Larsen & Toubro Infotech Ltd. (c)	1,051	58,280
NEC Corp.	4,740	279,681
Nomura Research Institute Ltd.	5,860	181,633
NTT Data Corp.	11,500	178,276
Obic Company Ltd.	1,300	238,000
Otsuka Corp.	1,900	89,068
Samsung SDS Company Ltd.	376	64,286
SCSK Corp.	1,000	59,367
Tata Consultancy Services Ltd.	11,397	495,365
Tech Mahindra Ltd.	6,923	93,878
TIS Inc.	4,100	97,992
Wipro Ltd.	11,935	67,605
		7,528,401
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	3,700	556,674
Shenzhen Overseas Chinese Town Company Ltd.	7,300	11,337
Songcheng Performance Development Company Ltd. A Shares	9,387	30,674
		598,685
Leisure Products - 0.0%
Bandai Namco Holdings Inc.	3,600	257,147
Giant Manufacturing Company Ltd.	3,000	36,169
HLB Inc. (a)	1,161	40,213
Sega Sammy Holdings Inc.	3,200	50,013
Shimano Inc.	1,400	334,163
Yamaha Corp.	2,400	130,534
		848,239
Life & Health Insurance - 0.6%
Aegon N.V.	32,675	155,532
AIA Group Ltd.	220,800	2,678,188
Athene Holding, Ltd. - Class A, Class A (a)	1,668	84,067
Bupa Arabia for Cooperative Insurance Co. (a)	2,685	85,625
	Number of Shares	Fair Value
Cathay Financial Holding Company Ltd.	74,000	$124,358
China Development Financial Holding Corp.	43,000	15,824
China Life Insurance Company Ltd.	88,900	194,502
China Taiping Insurance Holdings Company Ltd.	17,200	35,044
CNP Assurances (a)	3,135	59,727
Dai-ichi Life Holdings Inc.	19,700	339,090
Discovery Ltd.	4,331	38,886
Fubon Financial Holding Company Ltd.	68,000	135,366
Great-West Lifeco Inc.	5,081	135,186
HDFC Life Insurance Company Ltd. (a)(c)	9,145	87,080
iA Financial Corporation Inc.	1,998	108,623
ICICI Prudential Life Insurance Company Ltd. (a)(c)	10,889	66,364
Japan Post Holdings Company Ltd.	28,800	257,167
Japan Post Insurance Company Ltd.	4,100	84,375
Legal & General Group PLC	108,961	419,581
Manulife Financial Corp.	35,400	761,318
Medibank Private Ltd.	50,290	107,249
New China Life Insurance Company Ltd. H Shares	10,600	41,040
New China Life Insurance Company Ltd.	10,500	77,695
NN Group N.V.	5,428	265,962
Old Mutual Ltd.	58,055	49,656
Phoenix Group Holdings PLC	10,036	101,662
Ping An Insurance Group Co. of China Ltd.	11,800	141,538
Ping An Insurance Group Company of China Ltd.	76,000	904,733
Poste Italiane S.p.A. (c)	9,540	121,542
Power Corporation of Canada	10,180	267,530
Prudential PLC	47,641	1,012,575
Rand Merchant Investment Holdings Ltd.	36,068	74,817
Samsung Life Insurance Company Ltd.	747	51,549
Sanlam Ltd.	18,125	73,071
SBI Life Insurance Company Ltd. (a)(c)	4,219	50,829
Shin Kong Financial Holding Company Ltd.	35,000	11,224
Sun Life Financial Inc.	10,690	540,177
Swiss Life Holding AG	555	273,977
T&D Holdings Inc.	9,800	126,469
		10,159,198
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	2,566	127,146
Eurofins Scientific SE (a)	2,438	233,557
Genscript Biotech Corp. (a)	14,000	24,635
Hangzhou Tigermed Consulting Company Ltd.	500	11,439
Hangzhou Tigermed Consulting Company Ltd. (a)(c)	1,200	23,724
Lonza Group AG	1,360	763,559
Pharmaron Beijing Company Ltd. (c)	1,500	28,343
QIAGEN N.V. (a)	7,615	369,993
Samsung Biologics Company Ltd. (a)(c)	201	132,846
Sartorius Stedim Biotech	505	208,446

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
WuXi AppTec Company Ltd. H Shares (c)	6,590	$129,605
WuXi AppTec Company Ltd.	1,600	34,189
Wuxi Biologics Cayman Inc. (a)(c)	41,000	513,393
		2,600,875
Managed Healthcare - 0.0%
Hapvida Participacoes e Investimentos S.A. (c)	12,800	33,752
Notre Dame Intermedica Participacoes S.A.	6,500	95,375
Triple-S Management Corp. B Shares (a)	1,390	36,182
		165,309
Marine - 0.1%
AP Moller - Maersk A/S	170	387,377
COSCO SHIPPING Holdings Company Ltd. (a)	51,294	65,978
Costamare Inc.	2,856	27,475
Evergreen Marine Corporation Taiwan Ltd. (a)	27,000	43,055
Kuehne + Nagel International AG	986	282,552
MISC Bhd	31,275	51,440
Nippon Yusen KK	2,800	95,656
Pan Ocean Company Ltd.	2,074	11,307
		964,840
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	6,241	59,957
China Merchants Port Holdings Company Ltd.	12,000	18,399
COSCO SHIPPING Ports Ltd.	18,000	13,104
International Container Terminal Services Inc.	10,850	27,048
Shanghai International Port Group Company Ltd.	13,900	10,127
Westports Holdings Bhd	30,688	31,084
		159,719
Metal & Glass Containers - 0.0%
CCL Industries, Inc.	2,700	149,345
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	1,590	79,824
Eicher Motors Ltd.	1,204	42,881
Hero MotoCorp Ltd.	2,141	85,319
Yadea Group Holdings Ltd. (c)	16,000	35,522
Yamaha Motor Company Ltd.	5,100	125,123
		368,669
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	140,000	18,188
Beijing Enlight Media Company Ltd.	5,600	10,225
Bollore S.A.	16,140	78,116
Eros STX Global Corp. (a)	9,900	17,919
IMAX Corp. (a)	2,900	58,290
iQIYI Inc. (a)	3,600	59,832
Mango Excellent Media Company Ltd.	1,600	14,173
Spotify Technology S.A. (a)	2,000	535,900
Tencent Music Entertainment Group ADR ADR (a)	4,600	94,254
Toho Company Ltd.	2,000	81,267
	Number of Shares	Fair Value
Vivendi S.A.	15,154	$498,693
		1,466,857
Multi-Line Insurance - 0.4%
Ageas	3,197	193,733
Allianz SE	7,529	1,920,639
Assicurazioni Generali S.p.A. (a)	20,146	403,940
Aviva PLC	71,724	403,945
AXA S.A.	35,321	950,019
Bajaj Finserv Ltd.	457	60,434
Baloise Holding AG	847	144,714
BB Seguridade Participacoes S.A.	20,503	88,109
China Pacific Insurance Group Company Ltd. H Shares	49,289	194,317
Fairfax Financial Holdings Ltd.	500	218,224
Gjensidige Forsikring ASA	3,652	85,820
Powszechny Zaklad Ubezpieczen S.A. (a)	6,390	55,220
Sampo Oyj, A Shares	8,601	388,884
Sul America S.A.	2,600	15,744
Watford Holdings Ltd. (a)	969	33,537
Zurich Insurance Group AG	2,748	1,177,860
		6,335,139
Multi-Sector Holdings - 0.1%
Eurazeo S.E. (a)	721	54,996
EXOR N.V.	1,980	167,411
Groupe Bruxelles Lambert S.A.	2,063	213,999
Haci Omer Sabanci Holding A/S	34,566	35,918
Industrivarden AB (a)	1,951	71,895
Industrivarden AB, C Shares (a)	2,916	102,505
Investor AB	8,318	664,577
Kinnevik AB	4,418	215,216
L E Lundbergforetagen AB, B Shares (a)	1,388	75,927
Metro Pacific Investments Corp.	836,000	64,417
Onex Corp.	1,400	87,062
Remgro Ltd.	3,666	25,820
Sofina S.A.	281	95,280
Wendel S.A.	490	60,987
		1,936,010
Multi-Utilities - 0.2%
AGL Energy Ltd.	11,377	83,620
Algonquin Power & Utilities Corp.	10,900	172,669
Atco Ltd., Class I	1,400	46,472
Canadian Utilities, Ltd.	2,400	64,428
E.ON SE	40,998	478,187
Engie S.A. (a)	33,353	474,513
National Grid PLC	64,285	766,317
Qatar Electricity & Water Co. QSC	4,143	19,321
RWE AG	11,731	460,776
Suez S.A.	6,311	133,957
Veolia Environnement S.A.	9,841	252,835
		2,953,095
Office REITs - 0.0%
City Office REIT Inc.	2,600	27,612
Covivio	949	81,421
Dexus	19,887	147,683

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Japan Real Estate Investment Corp.	24	$141,828
Nippon Building Fund Inc.	27	159,068
Orix JREIT Inc.	48	83,576
		641,188
Oil & Gas Drilling - 0.0% *
China Oilfield Services Ltd.	22,000	22,638
Oil & Gas Equipment & Services - 0.0%
Dialog Group Bhd	21,100	15,825
Offshore Oil Engineering Company Ltd.	14,500	10,011
Tenaris S.A.	8,623	97,414
Yantai Jereh Oilfield Services Group Company Ltd.	1,900	10,121
		133,371
Oil & Gas Exploration & Production - 0.1%
Canadian Natural Resources Ltd.	21,600	667,669
Inpex Corp.	18,700	127,939
Lundin Petroleum AB	3,394	106,847
Novatek PJSC GDR	1,088	214,880
Oil Search Ltd.	36,046	112,563
PTT Exploration & Production PCL NVDR	16,900	61,651
Santos Ltd.	34,235	185,133
Tatneft PJSC ADR	2,597	123,202
Woodside Petroleum Ltd.	17,571	321,191
		1,921,075
Oil & Gas Refining & Marketing - 0.1%
Ampol Ltd.	4,560	85,265
Bharat Petroleum Corporation Ltd.	7,624	44,625
Cosan S.A.	5,934	96,134
Empresas COPEC S.A.	4,928	61,038
ENEOS Holdings Inc.	56,000	254,205
Formosa Petrochemical Corp.	10,000	33,926
GS Holdings Corp.	318	10,986
Hindustan Petroleum Corporation Ltd.	7,090	22,740
Idemitsu Kosan Company Ltd.	3,500	90,398
Indian Oil Corporation Ltd.	15,622	19,625
Neste Oyj	7,726	410,977
Parkland Corp.	2,700	81,117
Petronas Dagangan Bhd	2,000	9,666
Polski Koncern Naftowy ORLEN S.A.	3,662	58,893
Qatar Fuel QSC	4,431	20,871
Rabigh Refining & Petrochemical Co. (a)	4,509	20,318
Reliance Industries Ltd.	36,221	992,348
SK Innovation Company Ltd. (a)	712	137,776
S-Oil Corp. (a)	552	39,605
Thai Oil PCL NVDR	14,900	28,966
Tupras Turkiye Petrol Rafinerileri A/S (a)	860	9,352
		2,528,831
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	3,900	17,706
China Merchants Energy Shipping Company Ltd.	12,600	10,024
DHT Holdings Inc.	6,528	38,711
Enbridge Inc.	37,000	1,347,703
	Number of Shares	Fair Value
Frontline Ltd.	7,000	$50,050
Golar LNG Ltd. (a)	6,100	62,403
Inter Pipeline Ltd.	7,800	111,522
Keyera Corp.	4,000	83,128
Koninklijke Vopak N.V.	1,263	63,013
Nordic American Tankers Ltd.	8,800	28,600
Pembina Pipeline Corp.	10,000	288,817
Petronet LNG Ltd.	23,769	73,033
Qatar Gas Transport Company Ltd.	29,709	25,743
Scorpio Tankers Inc.	3,000	55,380
SFL Corporation Ltd.	5,600	44,912
TC Energy Corp.	17,200	788,393
Ultrapar Participacoes S.A.	9,100	34,204
		3,123,342
Other Diversified Financial Services - 0.1%
AMP Ltd.	62,755	60,464
FirstRand Ltd.	58,267	203,690
M&G PLC	47,477	135,855
ORIX Corp.	24,000	405,720
Yuanta Financial Holding Company Ltd.	84,000	66,239
		871,968
Packaged Foods & Meats - 0.6%
a2 Milk Company Ltd. (a)	13,561	81,868
Ajinomoto Company Inc.	8,500	174,269
Almarai Co. JSC	1,129	15,654
Associated British Foods PLC (a)	6,505	216,745
Barry Callebaut AG	55	124,826
BRF S.A. (a)	6,400	28,603
Britannia Industries Ltd.	894	44,325
Calbee Inc.	1,600	40,862
Charoen Pokphand Foods PCL NVDR	40,000	37,760
China Feihe Ltd. (c)	21,568	61,033
China Huishan Dairy Holdings Company Ltd. (a)(d)	55,000	—
China Mengniu Dairy Company Ltd.	33,000	188,888
Chocoladefabriken Lindt & Spruengli AG	21	350,370
CJ CheilJedang Corp.	177	64,278
Dali Foods Group Company Ltd. (c)	85,617	48,676
Danone S.A.	11,285	775,900
Foshan Haitian Flavouring & Food Company Ltd.	1,800	43,840
Gruma SAB de CV	955	11,267
Grupo Bimbo SAB de CV	37,081	77,749
Guangdong Haid Group Company Ltd.	900	10,699
Henan Shuanghui Investment & Development Company Ltd.	5,885	36,775
Indofood CBP Sukses Makmur Tbk PT	15,600	9,881
Indofood Sukses Makmur Tbk PT	131,836	59,905
Inner Mongolia Yili Industrial Group Company Ltd.	4,200	25,624
JBS S.A.	12,100	64,928
JDE Peet's N.V. (a)	1,369	50,361
Kerry Group PLC A Shares	2,904	364,174
Kikkoman Corp.	2,700	161,023
MEIJI Holdings Company Ltd.	2,100	135,312

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Mowi ASA	8,026	$199,514
Muyuan Foods Company Ltd.	2,800	42,688
Nestle India Ltd.	611	143,447
Nestle Malaysia Bhd	2,039	66,385
Nestle S.A.	52,610	5,888,474
NH Foods Ltd.	1,530	65,700
Nisshin Seifun Group Inc.	3,600	60,271
Nissin Foods Holdings Company Ltd.	1,200	89,158
Orion Corp.	219	25,349
Orkla ASA	13,715	134,702
PPB Group Bhd	26,487	118,174
QL Resources Bhd	45,088	65,895
Saputo Inc.	4,500	135,303
Tata Consumer Products Ltd.	6,336	55,367
Thai Union Group PCL	21,100	9,925
The Savola Group	2,186	22,907
Tiger Brands Ltd.	753	10,747
Tingyi Cayman Islands Holding Corp.	20,000	36,736
Toyo Suisan Kaisha Ltd.	1,590	66,909
Uni-President China Holdings Ltd.	8,000	9,734
Uni-President Enterprises Corp.	45,000	115,130
Universal Robina Corp.	7,630	20,907
Want Want China Holdings Ltd.	40,000	29,996
Wens Foodstuffs Group Company Ltd.	3,800	9,799
WH Group Ltd. (c)	175,000	141,811
Yakult Honsha Company Ltd.	2,300	116,561
Yamazaki Baking Company Ltd.	2,200	35,618
Yihai International Holding Ltd.	7,364	76,250
Yihai Kerry Arawana Holdings Company Ltd. (a)	1,000	11,809
		11,110,861
Paper Packaging - 0.0%
Amcor PLC	23,700	276,816
Klabin S.A.	8,000	39,170
Smurfit Kappa Group PLC	4,475	211,220
Yunnan Energy New Material Company Ltd.	600	10,235
		537,441
Paper Products - 0.1%
Empresas CMPC S.A.	9,056	29,157
Indah Kiat Pulp & Paper Corp. Tbk PT	33,200	23,886
Lee & Man Paper Manufacturing Ltd.	34,310	31,554
Mondi PLC	8,867	226,326
Nine Dragons Paper Holdings Ltd.	35,310	51,686
Oji Holdings Corp.	15,700	101,730
Stora Enso Oyj	10,623	198,577
Suzano Papel e Celulose S.A. (a)	9,300	112,975
UPM-Kymmene Oyj	9,746	350,850
		1,126,741
Personal Products - 0.4%
Amorepacific Corp.	377	86,110
AMOREPACIFIC Group	181	10,379
Beiersdorf AG	1,841	194,952
Dabur India Ltd.	18,911	139,801
	Number of Shares	Fair Value
Godrej Consumer Products Ltd.	4,019	$40,108
Hengan International Group Company Ltd.	13,480	88,602
Kao Corp.	8,800	582,393
Kobayashi Pharmaceutical Company Ltd.	900	84,136
Kose Corp.	600	85,032
LG Household & Health Care Ltd.	114	158,144
L'Oreal S.A.	4,601	1,767,188
Marico Ltd.	2,060	11,588
Natura & Co. Holding S.A. (a)	10,900	92,987
Pola Orbis Holdings Inc.	1,700	40,985
Shiseido Company Ltd.	7,300	490,322
Unilever PLC	48,012	2,686,783
		6,559,510
Pharmaceuticals - 1.4%
Aspen Pharmacare Holdings Ltd. (a)	4,403	43,045
Astellas Pharma Inc.	34,000	523,692
AstraZeneca PLC	23,964	2,396,086
Asymchem Laboratories Tianjin Company Ltd. A Shares	766	33,725
Aurobindo Pharma Ltd.	5,921	71,371
Bayer AG	17,940	1,137,740
Betta Pharmaceuticals Company Ltd.	600	9,708
Canopy Growth Corp. (a)	4,100	131,659
CanSino Biologics Inc. H Shares (a)(c)	1,145	43,300
Celltrion Pharm Inc. (a)	210	27,833
Changchun High & New Technology Industry Group Inc.	300	20,700
China Medical System Holdings Ltd.	16,000	31,652
China Resources Pharmaceutical Group Ltd. (c)	15,500	9,670
China Traditional Chinese Medicine Holdings Company Ltd.	26,000	16,220
Chugai Pharmaceutical Company Ltd.	12,300	499,681
Cipla Ltd.	5,129	57,180
CSPC Pharmaceutical Group Ltd.	110,000	133,000
Daiichi Sankyo Company Ltd.	31,100	907,670
Dong-E-E-Jiao Company Ltd.	1,800	10,365
Dr Reddy's Laboratories Ltd.	1,396	86,226
Eisai Company Ltd.	4,600	308,845
Endo International PLC (a)	13,400	99,294
GlaxoSmithKline PLC	91,622	1,628,173
H Lundbeck A/S	1,273	43,594
Hanmi Pharm Company Ltd.	77	21,533
Hansoh Pharmaceutical Group Company Ltd. (a)(c)	12,000	57,496
Hikma Pharmaceuticals PLC	3,157	99,136
Hisamitsu Pharmaceutical Company Inc.	900	58,724
Humanwell Healthcare Group Company Ltd.	5,000	23,456
Hutchison China MediTech Ltd. (a)	900	25,425
Hypera S.A.	4,200	23,839
Ipca Laboratories Ltd.	642	16,717
Ipsen S.A.	689	59,236

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Jazz Pharmaceuticals PLC (a)	800	$131,496
Jiangsu Hengrui Medicine Company Ltd.	4,100	57,546
Kalbe Farma Tbk PT	254,200	27,476
Kyowa Hakko Kirin Company Ltd.	4,900	146,778
Lupin Ltd.	2,469	34,460
Merck KGaA	2,360	404,406
Nippon Shinyaku Company Ltd.	800	59,584
Novartis AG	40,546	3,479,680
Novo Nordisk A/S B Shares	31,444	2,135,456
Oneness Biotech Company Ltd. (a)	2,000	18,540
Ono Pharmaceutical Company Ltd.	6,800	177,846
Orion Oyj, Class B	1,936	77,750
Otsuka Holdings Company Ltd.	7,100	301,156
Perrigo Company PLC	2,100	84,987
Recordati Industria Chimica e Farmaceutica SpA	1,909	102,916
Richter Gedeon Nyrt	3,475	102,655
Roche Holding AG	13,413	4,364,076
Sanofi	20,691	2,048,802
Santen Pharmaceutical Company Ltd.	6,600	90,967
Shanghai Fosun Pharmaceutical Group Co., Ltd.	4,000	17,056
Shanghai Fosun Pharmaceutical Group Company Ltd.	3,000	18,193
Shin Poong Pharmaceutical Company Ltd.	368	27,671
Shionogi & Company Ltd.	4,800	258,548
Sino Biopharmaceutical Ltd.	128,000	128,091
SK Biopharmaceuticals Company Ltd. (a)	338	30,761
SSY Group Ltd.	18,000	10,488
Sumitomo Dainippon Pharma Company Ltd.	3,300	57,548
Sun Pharmaceutical Industries Ltd.	9,940	81,272
Taisho Pharmaceutical Holdings Company Ltd.	600	38,769
Takeda Pharmaceutical Company Ltd.	28,800	1,038,624
Teva Pharmaceutical Industries Ltd. ADR (a)	20,000	230,800
Theravance Biopharma Inc. (a)	2,800	57,148
Torrent Pharmaceuticals Ltd.	478	16,639
UCB S.A.	2,309	220,141
Vifor Pharma AG	831	113,593
Yuhan Corp.	491	27,332
Yunnan Baiyao Group Company Ltd.	1,000	18,367
Zhangzhou Pientzehuang Pharmaceutical Company Ltd.	500	21,868
Zhejiang Huahai Pharmaceutical Company Ltd.	2,600	10,188
Zhejiang NHU Company Ltd.	1,800	10,488
		24,936,153
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)	13,150	18,414
Anglo American Platinum Ltd.	635	92,550
Fresnillo PLC	3,364	40,110
Impala Platinum Holdings Ltd.	10,726	198,834
	Number of Shares	Fair Value
Industrias Penoles SAB de C.V. (a)	1,300	$16,750
Northam Platinum Ltd. (a)	4,260	74,253
Sibanye Stillwater Ltd.	34,607	152,338
		593,249
Property & Casualty Insurance - 0.2%
Admiral Group PLC	3,522	150,687
Argo Group International Holdings Ltd.	1,900	95,608
Chubb Ltd.	6,689	1,056,661
DB Insurance Company Ltd.	329	13,750
Direct Line Insurance Group PLC	24,918	107,711
Hyundai Marine & Fire Insurance Company Ltd.	2,332	50,483
ICICI Lombard General Insurance Company Ltd. (c)	2,362	46,301
Insurance Australia Group Ltd.	44,552	158,807
Intact Financial Corp.	2,617	320,657
James River Group Holdings Ltd.	1,878	85,674
MS&AD Insurance Group Holdings Inc.	8,100	238,162
People's Insurance Co. Group of China Ltd	31,000	10,048
PICC Property & Casualty Company Ltd.	62,000	53,750
QBE Insurance Group Ltd.	26,859	196,798
RSA Insurance Group PLC	18,894	177,524
Samsung Fire & Marine Insurance Company Ltd.	314	52,715
Sompo Holdings Inc.	6,100	234,174
Suncorp Group Ltd.	23,385	176,331
The People's Insurance Co. Group of China Ltd.	10,900	9,868
Tokio Marine Holdings Inc.	11,500	547,941
Tryg A/S	5,977	141,303
ZhongAn Online P&C Insurance Company Ltd. (a)(c)	4,700	28,353
		3,953,306
Publishing - 0.0% *
China Literature Ltd. (a)(c)	3,600	35,632
Pearson PLC	13,750	146,379
Schibsted ASA (a)	1,381	58,079
Schibsted ASA, B Shares (a)	1,790	64,166
		304,256
Railroads - 0.3%
Aurizon Holdings Ltd.	34,163	101,479
Beijing-Shanghai High Speed Railway Company Ltd.	11,900	10,610
BTS Group Holdings PCL NVDR	97,600	30,139
Canadian National Railway Co.	13,000	1,508,470
Canadian Pacific Railway Ltd.	2,500	954,768
Central Japan Railway Co.	2,600	389,412
Container Corporation of India Ltd.	3,216	26,304
East Japan Railway Co.	5,500	390,176
Hankyu Hanshin Holdings Inc.	4,200	134,742
Keikyu Corp.	4,000	60,489
Keio Corp.	1,900	127,928
Keisei Electric Railway Company Ltd.	2,400	78,624
Kintetsu Group Holdings Company Ltd.	3,100	118,389

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Kyushu Railway Co.	2,700	$62,894
MTR Corporation Ltd.	28,000	158,648
Nagoya Railroad Company Ltd.	3,400	81,015
Odakyu Electric Railway Company Ltd.	5,400	147,828
Rumo S.A. (a)	16,000	57,416
Seibu Holdings Inc.	3,800	41,955
Tobu Railway Company Ltd.	3,400	91,569
Tokyu Corp.	9,100	121,388
West Japan Railway Co.	3,000	166,561
		4,860,804
Real Estate Development - 0.1%
China Evergrande Group	24,000	45,688
China Jinmao Holdings Group Ltd.	46,000	18,460
China Overseas Land & Investment Ltd.	43,500	113,024
China Resources Land Ltd.	38,000	184,026
China Vanke Company Ltd. H Shares	15,000	58,750
China Vanke Company Ltd.	10,500	48,009
CIFI Holdings Group Company Ltd.	28,000	27,156
CK Asset Holdings Ltd.	47,000	285,345
Country Garden Holdings Company Ltd.	72,000	92,426
Dar Al Arkan Real Estate Development Co. (a)	4,187	10,271
Emaar Economic City (a)	4,029	11,495
Emaar Properties PJSC (a)	39,199	37,778
Greentown China Holdings Ltd.	8,000	10,331
Henderson Land Development Company Ltd.	27,000	121,205
Hopson Development Holdings Ltd.	14,000	50,421
Kaisa Group Holdings Ltd.	19,000	9,385
KWG Group Holdings Ltd.	34,436	58,911
Land & Houses PCL NVDR	355,831	97,355
Longfor Group Holdings Ltd. (c)	28,468	188,579
Poly Developments and Holdings Group Company Ltd.	6,600	14,314
Ruentex Development Company Ltd.	48,000	83,272
Seazen Group Ltd.	20,000	24,568
Seazen Holdings Company Ltd.	1,400	10,413
Shimao Group Holdings Ltd.	24,102	75,799
Sino Land Company Ltd.	58,000	80,721
Sunac China Holdings Ltd.	30,000	128,691
Yuexiu Property Company Ltd.	430,316	97,416
		1,983,809
Real Estate Operating Companies - 0.1%
Aeon Mall Company Ltd.	1,900	33,100
Aroundtown S.A.	18,244	130,154
Azrieli Group Ltd.	775	47,899
Cencosud Shopping S.A.	5,140	10,734
Central Pattana PCL NVDR	27,300	50,887
Deutsche Wohnen SE	6,242	291,835
Emaar Malls PJSC (a)	22,127	10,181
Fastighets AB Balder (a)	1,849	91,768
Hongkong Land Holdings Ltd.	21,300	104,583
Hulic Company Ltd.	5,500	64,955
LEG Immobilien SE	1,317	173,609
	Number of Shares	Fair Value
Mabanee Co. KPSC	7,131	$17,129
NEPI Rockcastle PLC	5,135	32,417
Poly Property Services Company Ltd.	1,600	11,113
SM Prime Holdings Inc.	113,900	82,132
Swire Properties Ltd.	21,400	66,200
Swiss Prime Site AG	1,387	128,435
Vonovia SE	9,817	642,662
Wharf Real Estate Investment Company Ltd.	30,000	168,050
		2,157,843
Real Estate Services - 0.0%
China Overseas Property Holdings Ltd.	15,000	14,007
FirstService Corp.	700	103,893
KE Holdings Inc. (a)	1,600	91,168
		209,068
Regional Banks - 0.1%
Bandhan Bank Ltd. (a)(c)	8,880	41,161
Bank of Hangzhou Company Ltd. A Shares	13,847	35,645
Bank of Ningbo Company Ltd. A Shares	9,215	54,606
Banque Cantonale Vaudoise	550	53,881
Chongqing Rural Commercial Bank Company Ltd. H Shares	188,378	81,172
Concordia Financial Group Ltd.	18,800	76,391
First Bancorp	12,600	141,876
Fukuoka Financial Group Inc.	3,100	58,886
OFG Bancorp	3,000	67,860
Popular Inc.	1,200	84,384
Resona Holdings Inc.	39,000	164,047
Shinsei Bank Ltd.	2,800	45,332
The Bank of Kyoto Ltd.	1,000	61,629
The Chiba Bank Ltd.	9,700	63,642
The Shizuoka Bank Ltd.	7,600	59,837
		1,090,349
Reinsurance - 0.1%
Enstar Group Ltd. (a)	700	172,711
Everest Re Group Ltd.	600	148,686
Greenlight Capital Re Ltd. (a)	2,000	17,400
Hannover Rueck SE	1,101	201,606
Muenchener Rueckversicherungs-Gesellschaft AG	2,558	789,485
RenaissanceRe Holdings Ltd.	800	128,200
SCOR SE (a)	2,895	99,013
SiriusPoint Ltd. (a)	4,900	49,833
Swiss Re AG	5,218	515,396
		2,122,330
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	4,811	72,701
China Longyuan Power Group Corp., Ltd.	40,000	54,332
China Yangtze Power Company Ltd.	15,100	49,342
Energy Absolute PCL	18,500	37,148
Engie Brasil Energia S.A.	11,533	85,491
Meridian Energy Ltd.	23,398	88,325
Northland Power Inc.	3,500	126,845
		514,184

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Research & Consulting Services - 0.2%
Bureau Veritas S.A. (a)	5,367	$153,091
Experian PLC	16,750	577,056
IHS Markit Ltd.	5,900	571,002
Intertek Group PLC	2,947	227,776
Nihon M&A Center Inc.	5,500	148,973
RELX PLC	35,280	885,413
SGS S.A.	111	316,199
Teleperformance	1,072	391,584
Thomson Reuters Corp.	3,218	281,871
Wolters Kluwer N.V.	4,885	425,548
		3,978,513
Residential REITs - 0.0%
Canadian Apartment Properties REIT	1,500	64,280
Restaurants - 0.1%
Compass Group PLC (a)	32,575	656,853
Haidilao International Holding Ltd. (c)	10,000	68,365
Jiumaojiu International Holdings Ltd. (a)(c)	7,000	28,002
Jollibee Foods Corp.	4,260	15,526
Jubilant Foodworks Ltd.	795	31,652
McDonald's Holdings Company Japan Ltd.	1,200	55,385
Restaurant Brands International Inc.	5,300	344,647
Saudi Airlines Catering Co.	4,171	84,523
Sodexo SA (a)	1,616	155,323
Yum China Holdings Inc.	10,800	639,468
		2,079,744
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	82,700	133,566
Japan Retail Fund Investment Corp.	128	131,012
Klepierre S.A.	3,560	83,200
Link REIT	37,700	343,324
Mapletree Commercial Trust	39,346	62,082
RioCan Real Estate Investment Trust	2,800	43,353
Scentre Group	94,781	203,576
The British Land Company PLC	16,076	111,965
Unibail-Rodamco-Westfield (a)	2,529	203,129
Vicinity Centres	70,659	89,068
		1,404,275
Security & Alarm Services - 0.0% *
S-1 Corp.	619	44,685
Secom Company Ltd.	3,800	320,266
Securitas AB, B Shares	5,718	97,418
Sohgo Security Services Company Ltd.	1,300	61,529
		523,898
Semiconductor Equipment - 0.4%
Advantest Corp.	3,600	315,366
ASM International N.V.	864	251,834
ASM Pacific Technology Ltd.	5,600	71,346
ASML Holding N.V.	7,773	4,723,106
Daqo New Energy Corp. (a)	600	45,300
Disco Corp.	500	157,240
Globalwafers Company Ltd.	2,000	52,571
Lasertec Corp.	1,400	183,964
	Number of Shares	Fair Value
NAURA Technology Group Company Ltd.	500	$10,939
Shenzhen SC New Energy Technology Corp.	1,000	16,511
SolarEdge Technologies Inc. (a)	686	197,184
SUMCO Corp.	4,800	109,727
Tokyo Electron Ltd.	2,700	1,143,285
Xinyi Solar Holdings Ltd.	59,196	97,309
		7,375,682
Semiconductors - 0.6%
ASE Technology Holding Company Ltd.	38,000	143,168
ASMedia Technology Inc.	1,000	52,220
Gigadevice Semiconductor Beijing Inc.	400	10,418
Hua Hong Semiconductor Ltd. (a)(c)	6,000	32,684
Infineon Technologies AG	23,847	1,013,329
JCET Group Company Ltd. (a)	2,000	10,422
LONGi Green Energy Technology Company Ltd.	2,600	34,872
Maxeon Solar Technologies Ltd. (a)	600	18,936
MediaTek Inc.	19,000	645,253
Nanya Technology Corp.	13,000	41,871
Novatek Microelectronics Corp.	8,886	179,072
Phison Electronics Corp.	3,592	61,497
Powertech Technology Inc.	3,000	11,092
Realtek Semiconductor Corp.	8,040	139,199
Renesas Electronics Corp. (a)	14,200	154,208
Rohm Company Ltd.	1,600	156,525
Sanan Optoelectronics Company Ltd. A Shares	3,100	10,999
Silergy Corp.	1,222	98,718
SK Hynix Inc.	6,842	801,029
STMicroelectronics N.V.	11,639	444,441
Taiwan Semiconductor Manufacturing Company Ltd.	312,557	6,430,132
Tianjin Zhonghuan Semiconductor Company Ltd.	2,300	9,917
Unigroup Guoxin Microelectronics Company Ltd.	700	11,414
United Microelectronics Corp.	146,000	256,867
Vanguard International Semiconductor Corp.	18,330	69,381
Will Semiconductor, Ltd.	600	23,476
Win Semiconductors Corp.	4,000	54,814
Winbond Electronics Corp.	34,000	35,152
		10,951,106
Silver - 0.0% *
Pan American Silver Corp.	3,800	113,983
Soft Drinks - 0.1%
Coca-Cola Amatil Ltd.	9,255	94,669
Coca-Cola Bottlers Japan Holdings Inc.	2,300	40,151
Coca-Cola European Partners PLC	3,700	192,992
Coca-Cola Femsa SAB de C.V.	2,145	9,898
Coca-Cola HBC AG	3,658	116,584
Fomento Economico Mexicano SAB de C.V.	23,500	176,981
Fraser & Neave Holdings Bhd	13,535	97,926

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Ito En Ltd.	1,000	$61,448
Nongfu Spring Company Ltd. (a)(c)	2,200	10,965
Osotspa PCL	45,691	51,539
Suntory Beverage & Food Ltd.	2,500	93,100
		946,253
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,700	28,755
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA	1,900	28,747
Chailease Holding Company Ltd.	14,000	96,660
Far East Horizon Ltd.	10,000	12,014
Mitsubishi UFJ Lease & Finance Company Ltd.	12,100	73,147
Piramal Enterprises Ltd.	1,311	31,436
REC Ltd.	7,302	13,098
Tokyo Century Corp.	800	53,864
		308,966
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	3,524	394,626
Asian Paints Ltd.	4,426	153,604
Chr Hansen Holding A/S (a)	1,926	175,435
Clariant AG	3,637	73,656
Covestro AG (c)	3,352	225,897
Croda International PLC	2,548	223,162
EMS-Chemie Holding AG	149	133,619
Evonik Industries AG	3,829	135,727
Givaudan S.A.	169	653,985
Johnson Matthey PLC	3,534	146,910
JSR Corp.	3,761	113,681
Kansai Paint Company Ltd.	3,200	85,575
Koninklijke DSM N.V.	3,147	533,718
Nippon Paint Holdings Company Ltd.	13,400	193,421
Nitto Denko Corp.	2,900	248,271
Novozymes A/S	3,801	244,052
Shanghai Putailai New Energy Technology Company Ltd.	800	11,583
Shenzhen Capchem Technology Company Ltd.	1,900	22,136
Shin-Etsu Chemical Company Ltd.	6,500	1,094,706
Sika AG	2,589	742,740
Symrise AG	2,349	285,464
Umicore S.A.	3,600	191,372
Wanhua Chemical Group Company Ltd.	2,400	38,627
Zhejiang Longsheng Group Company Ltd.	4,500	9,931
		6,131,898
Specialty Stores - 0.0%
China Tourism Group Duty Free Corp. Ltd.	1,400	65,310
Hotel Shilla Company Ltd.	254	19,503
Jarir Marketing Co.	2,180	105,792
JD Sports Fashion PLC (a)	9,419	107,160
JUMBO S.A.	1,247	22,907
		320,672
Steel - 0.2%
ArcelorMittal S.A. (a)	13,090	378,924
	Number of Shares	Fair Value
Baoshan Iron & Steel Company Ltd.	35,500	$43,718
BlueScope Steel Ltd.	9,199	135,574
China Steel Corp.	101,000	91,680
Cia Siderurgica Nacional S.A.	8,100	54,402
Eregli Demir ve Celik Fabrikalari TAS	8,529	15,726
Evraz PLC	9,311	74,252
Fortescue Metals Group Ltd.	30,923	470,814
Hitachi Metals Ltd.	3,900	64,306
Hyundai Steel Co.	971	41,225
Inner Mongolia BaoTou Steel Union Company Ltd. (a)	42,400	10,081
JFE Holdings Inc. (a)	9,000	111,014
JSW Steel Ltd.	8,915	57,120
Kumba Iron Ore Ltd.	492	20,275
Nippon Steel & Sumitomo Metal Corp. (a)	14,800	252,671
Novolipetsk Steel PJSC	2,750	87,670
POSCO	890	251,646
Severstal PAO GDR GDR	7,349	148,303
Tata Steel Ltd.	7,770	86,277
Vale S.A.	46,500	807,302
voestalpine AG	2,119	87,988
		3,290,968
Systems Software - 0.0%
360 Security Technology Inc.	4,700	9,971
BlackBerry Ltd. (a)	9,700	81,345
Check Point Software Technologies Ltd. (a)	2,003	224,276
CyberArk Software Ltd. (a)	700	90,538
Douzone Bizon Company Ltd.	177	15,358
Ming Yuan Cloud Group Holdings Ltd. (a)	5,000	22,799
Oracle Corporation Japan	737	72,032
Sangfor Technologies Inc.	300	11,294
Totvs S.A.	5,500	28,197
Trend Micro Inc.	2,400	120,326
		676,136
Technology Distributors - 0.0%
Synnex Technology International Corp.	42,178	80,563
WPG Holdings Ltd.	66,938	114,484
		195,047
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc.	17,000	18,738
Advantech Company Ltd.	2,000	24,813
Asustek Computer Inc.	7,053	92,077
Brother Industries Ltd.	4,100	90,868
Canon Inc.	18,300	414,441
Catcher Technology Company Ltd.	5,000	37,062
Chicony Electronics Company Ltd.	19,250	68,478
Compal Electronics Inc.	134,225	125,602
FUJIFILM Holdings Corp.	6,615	393,368
Inventec Corp.	94,249	89,185
Lenovo Group Ltd.	82,000	116,654
Lite-On Technology Corp.	48,693	107,171
Logitech International S.A.	3,003	316,334
Micro-Star International Company Ltd.	5,000	30,491
Pegatron Corp.	36,251	94,144
Quanta Computer Inc.	51,507	176,907

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Ricoh Company Ltd.	12,200	$124,098
Samsung Electronics Company Ltd.	59,341	4,268,043
Seiko Epson Corp.	5,100	83,077
Wistron Corp.	65,896	77,367
Wiwynn Corp.	1,000	29,545
Xiaomi Corp., Class B (a)(c)	180,000	596,184
		7,374,647
Textiles - 0.0% *
Eclat Textile Company Ltd.	2,000	33,645
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corporation Ltd.	21,545	736,135
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	2,780	64,202
Bridgestone Corp.	9,796	396,716
Cheng Shin Rubber Industry Company Ltd.	11,000	18,582
Cie Generale des Etablissements Michelin SCA	3,094	464,183
Hankook Tire & Technology Company Ltd.	820	35,539
MRF Ltd.	13	14,626
Shandong Linglong Tyre Company Ltd.	1,500	10,699
		1,004,547
Tobacco - 0.2%
British American Tobacco PLC	41,895	1,603,443
Gudang Garam Tbk PT (a)	5,500	13,698
Imperial Brands PLC	17,282	355,752
ITC Ltd.	34,276	102,434
Japan Tobacco Inc.	21,900	421,154
KT&G Corp.	1,102	79,260
RLX Technology Inc. (a)	1,400	14,504
Smoore International Holdings Ltd. (a)(c)	8,000	48,672
Swedish Match AB	2,962	231,691
		2,870,608
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	8,242	492,045
BOC Aviation Ltd. (c)	2,000	19,371
Brenntag AG	2,821	241,370
Bunzl PLC	6,154	197,239
Ferguson PLC	4,109	491,405
ITOCHU Corp.	24,605	798,716
Marubeni Corp.	30,100	250,824
Mitsubishi Corp.	24,400	691,149
Mitsui & Company Ltd.	29,800	620,811
MonotaRO Company Ltd.	4,600	124,637
Sumitomo Corp.	21,700	309,691
Toromont Industries Ltd.	1,500	114,799
Toyota Tsusho Corp.	3,900	163,941
Triton International Ltd.	3,600	197,964
		4,713,962
Trucking - 0.0%
CJ Logistics Corp. (a)	69	11,157
Localiza Rent a Car S.A.	7,900	83,620
Nippon Express Company Ltd.	1,300	96,941
		191,718
	Number of Shares	Fair Value
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd.	24,000	$9,107
Cia de Saneamento Basico do Estado de Sao Paulo	4,300	31,394
Consolidated Water Company Ltd.	1,300	17,485
Guangdong Investment Ltd.	32,000	52,109
Severn Trent PLC	4,362	138,781
United Utilities Group PLC	12,452	159,053
		407,929
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL NVDR	11,300	62,738
America Movil SAB de C.V.	416,500	284,174
Axiata Group Bhd	19,500	17,165
Bharti Airtel Ltd.	31,150	220,395
Etihad Etisalat Co. (a)	2,618	20,628
Intouch Holdings PCL	60,238	111,802
KDDI Corp.	29,408	903,531
Mobile Telecommunications Co. KSCP	21,059	42,153
Mobile Telecommunications Co. Saudi Arabia (a)	4,528	18,110
Mobile TeleSystems PJSC ADR	1,200	10,008
MTN Group	21,206	124,726
PLDT Inc.	2,675	67,292
Rogers Communications Inc.	6,500	299,698
SK Telecom Company Ltd.	735	178,595
Softbank Corp.	52,500	683,450
SoftBank Group Corp.	28,600	2,414,823
Taiwan Mobile Company Ltd.	50,946	175,337
Tele2 AB	9,146	123,607
TIM S.A.	5,300	11,900
Turkcell Iletisim Hizmetleri A/S	5,227	9,454
Vodacom Group Ltd.	13,854	118,460
Vodafone Group PLC	489,976	891,535
		6,789,581
Total Common Stock (Cost $428,899,909)		446,431,007
Preferred Stock - 0.3%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	1,038	82,775
Hyundai Motor Co.	1,226	106,161
Hyundai Motor Co.	982	86,768
Porsche Automobil Holding SE	2,796	297,133
Volkswagen AG	3,389	950,365
		1,523,202
Commodity Chemicals - 0.0% *
FUCHS PETROLUB SE	1,269	60,911
LG Chem Ltd.	106	35,966
		96,877
Diversified Banks - 0.1%
Banco Bradesco S.A.	59,100	280,366
Bancolombia S.A.	4,950	39,304
Itau Unibanco Holding S.A.	60,700	300,864
Itausa S.A.	44,000	80,468
		701,002
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	23,441

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Cia Energetica de Minas Gerais	9,700	$22,398
Cia Paranaense de Energia	8,800	11,119
		56,958
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	1,462	78,371
Footwear - 0.0% *
Alpargatas S.A.	1,600	10,445
General Merchandise Stores - 0.0% *
Lojas Americanas S.A.	11,900	47,153
Healthcare Equipment - 0.0% *
Sartorius AG	650	324,829
Household Products - 0.0% *
Henkel AG & Company KGaA	3,253	366,497
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	62,400	266,496
Steel - 0.0% *
Bradespar S.A.	2,300	27,842
Gerdau S.A.	12,800	68,548
		96,390
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Company Ltd.	12,033	776,151
Total Preferred Stock (Cost $4,061,313)		4,344,371
Rights - 0.0% *
Gas Utilities - 0.0% *
Snam S.p.A. (expiring on 04/07/21) (a)(d) (Cost $0)	344,586	—
Total Foreign Equity (Cost $432,961,222)		450,775,378

	Principal Amount
Bonds and Notes - 21.8%
U.S. Treasuries - 8.9%
U.S. Treasury Bonds
1.13% 05/15/40 - 08/15/40	$800,000	652,562
1.25% 05/15/50	450,000	340,102
1.38% 11/15/40 - 08/15/50	1,050,000	851,977
1.63% 11/15/50	700,000	583,953
1.88% 02/15/41 - 02/15/51	300,000	270,672
2.00% 02/15/50	350,000	320,523
2.25% 08/15/46 - 08/15/49	800,000	776,343
2.38% 11/15/49	350,000	348,195
2.50% 02/15/45 - 05/15/46	810,000	826,778
2.75% 08/15/42 - 11/15/47	1,125,000	1,205,950
2.88% 05/15/43 - 05/15/49	900,000	987,829
3.00% 05/15/42 - 02/15/49	2,450,000	2,743,101
3.13% 02/15/43 - 05/15/48	1,100,000	1,257,375
3.38% 05/15/44 - 11/15/48	400,000	477,469
3.63% 08/15/43 - 02/15/44	1,140,000	1,400,369
3.75% 08/15/41	100,000	124,453
4.25% 05/15/39 - 11/15/40	200,000	263,703
4.38% 02/15/38 - 05/15/40	400,000	534,453
4.50% 02/15/36	100,000	132,313
4.63% 02/15/40	100,000	137,891
5.25% 02/15/29	200,000	255,750
	Principal Amount	Fair Value
5.50% 08/15/28	$200,000	$256,906
6.00% 02/15/26	427,000	530,547
6.13% 08/15/29	200,000	272,406
6.38% 08/15/27	200,000	263,016
7.63% 11/15/22 - 02/15/25	500,000	589,965
U.S. Treasury Inflation Indexed Bonds
0.13% 02/15/51	502,295	508,371
0.25% 02/15/50	1,017,310	1,067,657
0.63% 02/15/43	1,080,720	1,224,886
0.75% 02/15/42 - 02/15/45	2,846,035	3,304,250
0.88% 02/15/47	1,105,160	1,335,062
1.00% 02/15/46 - 02/15/49	2,443,155	3,041,385
1.38% 02/15/44	1,436,454	1,882,054
1.75% 01/15/28	998,760	1,202,453
2.00% 01/15/26	1,317,760	1,558,058
2.13% 02/15/40 - 02/15/41	1,261,128	1,823,828
2.38% 01/15/25 - 01/15/27	2,945,420	3,508,187
2.50% 01/15/29	1,218,200	1,560,284
3.38% 04/15/32	368,375	537,383
3.63% 04/15/28	857,052	1,154,948
3.88% 04/15/29	1,034,137	1,453,325
U.S. Treasury Inflation Indexed Notes
0.13% 04/15/22 - 07/15/30	25,391,175	27,228,609
0.25% 01/15/25 - 07/15/29	5,136,890	5,618,476
0.38% 07/15/23 - 07/15/27	10,562,319	11,560,591
0.50% 04/15/24 - 01/15/28	4,675,345	5,153,743
0.63% 04/15/23 - 01/15/26	8,194,630	8,899,280
0.75% 07/15/28	2,068,271	2,360,294
0.88% 01/15/29	1,760,894	2,021,184
U.S. Treasury Notes
0.13% 11/30/22 - 01/15/24	7,200,000	7,191,116
0.25% 04/15/23 - 10/31/25	6,900,000	6,754,975
0.38% 04/30/25 - 01/31/26	2,700,000	2,639,749
0.50% 03/15/23 - 10/31/27	2,200,000	2,139,813
0.63% 12/31/27 - 08/15/30	2,350,000	2,154,118
0.75% 03/31/26 - 01/31/28	2,000,000	1,933,711
0.88% 11/15/30	1,050,000	971,250
1.13% 02/28/25 - 02/15/31	1,400,000	1,354,243
1.25% 08/31/24	500,000	513,008
1.38% 01/31/25 - 08/31/26	600,000	616,195
1.50% 08/15/22 - 02/15/30	3,050,000	3,108,071
1.63% 08/31/22 - 08/15/29	1,740,000	1,784,418
1.75% 04/30/22 - 11/15/29	3,500,000	3,587,157
1.88% 04/30/22 - 07/31/26	700,000	720,598
2.00% 10/31/22 - 11/15/26	3,844,000	4,018,578
2.13% 12/31/22 - 05/31/26	2,200,000	2,309,700
2.25% 04/30/24 - 11/15/27	3,590,000	3,808,965
2.38% 01/31/23 - 05/15/29	1,300,000	1,377,645
2.50% 08/15/23 - 05/15/24	600,000	638,461
2.63% 02/28/23 - 02/15/29	2,000,000	2,134,156
2.75% 04/30/23 - 02/15/28	3,100,000	3,301,048
2.88% 09/30/23 - 08/15/28	2,900,000	3,144,250
3.00% 09/30/25	300,000	329,344
3.13% 11/15/28	400,000	447,312
		161,386,790
Agency Mortgage Backed - 3.1%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	1,060,000	1,056,672
Federal Home Loan Banks
0.13% 03/17/23	245,000	244,711
3.25% 11/16/28	125,000	140,569

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	$380,000	$378,590
2.00% 09/01/50 (e)	740,618	739,630
2.50% 01/01/28 - 09/01/50 (e)	1,945,367	2,005,621
3.00% 07/01/30 - 08/01/50 (e)	3,781,116	3,975,728
3.50% 03/01/26 - 11/01/49 (e)	2,522,699	2,692,548
4.00% 06/01/42 - 08/01/48 (e)	945,678	1,032,541
4.50% 05/01/42 - 03/01/49 (e)	261,434	286,006
5.50% 01/01/38 - 04/01/39 (e)	228,702	263,053
6.00% 06/01/37 - 11/01/37 (e)	220,232	256,289
6.25% 07/15/32	250,000	360,310
Federal National Mortgage Assoc.
0.25% 05/22/23 - 07/10/23	955,000	955,798
1.50% 12/01/50 - 03/01/51 (e)	1,437,345	1,390,320
1.75% 07/02/24	225,000	234,666
2.00% 11/01/35 - 01/01/51 (e)	4,888,412	4,906,263
2.00% 04/01/36 - 04/01/51	1,000,000	1,008,620
2.13% 04/24/26	200,000	211,276
2.50% 09/01/28 - 08/01/50 (e)	3,589,770	3,700,204
2.50% 04/01/51	625,000	642,158
3.00% 04/01/30 - 07/01/50 (e)	3,664,252	3,867,162
3.50% 01/01/27 - 06/01/50 (e)	2,119,267	2,261,981
3.50% 03/01/49	540,630	573,254
4.00% 10/01/41 - 02/01/50 (e)	2,154,230	2,343,800
4.00% 12/01/42	612,540	675,923
4.50% 01/01/27 - 09/01/49 (e)	881,640	971,685
5.00% 12/01/39 - 05/01/41 (e)	152,646	173,538
5.50% 12/01/35 - 04/01/38 (e)	765,539	874,119
6.00% 03/01/34 - 08/01/37 (e)	1,004,076	1,164,253
Federal National Mortgage Assoc. TBA
1.50% 04/01/36 (f)	600,000	602,532
2.00% 04/01/36 - 04/01/51 (f)	2,800,000	2,811,204
2.50% 04/01/36 - 04/01/51 (f)	600,000	619,656
Government National Mortgage Assoc.
2.00% 10/20/50 (e)	649,542	656,279
2.50% 05/20/45 - 10/20/50 (e)	1,403,435	1,448,847
3.00% 10/15/42 - 12/20/49 (e)	2,516,242	2,659,663
3.00% 02/20/50	292,385	306,408
3.50% 03/20/45 - 08/20/49 (e)	2,196,403	2,347,153
4.00% 12/20/40 - 09/20/46 (e)	1,300,095	1,430,434
4.50% 05/20/40 - 01/20/49 (e)	626,893	685,411
5.00% 08/15/41 (e)	777,939	863,629
	Principal Amount	Fair Value
Government National Mortgage Assoc. TBA
2.00% 04/01/51 (f)	$850,000	$857,956
2.50% 04/01/51 (f)	750,000	773,760
3.00% 04/01/51 (f)	100,000	104,134
Tennessee Valley Authority
3.50% 12/15/42	100,000	112,189
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/31	1,306,149	1,408,188
		57,074,731
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	67,597
1.56% 04/25/30	40,000	39,065
1.87% 01/25/30	58,333	58,420
3.30% 04/25/23 (g)	100,000	105,563
3.39% 03/25/24	200,000	215,319
3.56% 01/25/29	200,000	225,122
3.78% 08/25/28	189,645	210,794
3.90% 04/25/28	100,000	114,428
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	75,378
3.08% 06/25/27 (g)	254,577	277,675
3.64% 08/25/30 (g)	200,000	227,056
		1,616,417
Asset Backed - 0.0% *
American Express Credit Account Master Trust
2.35% 05/15/25	100,000	103,186
Americredit Automobile Receivables Trust
3.50% 01/18/24	75,000	77,293
Carmax Auto Owner Trust
3.48% 02/15/24	150,000	157,297
Ford Credit Auto Owner Trust
0.56% 10/15/24	189,000	189,639
Honda Auto Receivables Owner Trust
1.83% 01/18/24	100,000	101,641
		629,056
Corporate Notes - 8.8%
3M Co.
3.00% 08/07/25	40,000	43,226
3.25% 02/14/24	75,000	80,731
3.38% 03/01/29	50,000	54,686
3.63% 09/14/28	25,000	27,854
4.00% 09/14/48	55,000	63,084
Abbott Laboratories
3.75% 11/30/26	57,000	63,972
4.75% 11/30/36	100,000	124,092
4.90% 11/30/46	100,000	130,121
AbbVie Inc.
2.60% 11/21/24	50,000	52,755
3.20% 11/21/29	105,000	111,474
3.25% 10/01/22	100,000	103,364
3.75% 11/14/23	35,000	37,708
3.80% 03/15/25	100,000	109,367
4.25% 11/14/28 - 11/21/49	60,000	68,040
4.30% 05/14/36	100,000	114,550
4.40% 11/06/42	150,000	173,904
4.50% 05/14/35	70,000	81,479

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.70% 05/14/45	$50,000	$59,242
4.75% 03/15/45	100,000	119,321
4.85% 06/15/44	300,000	363,918
4.88% 11/14/48	25,000	30,566
Activision Blizzard Inc.
2.50% 09/15/50	180,000	151,364
Adobe Inc.
1.90% 02/01/25	100,000	103,406
3.25% 02/01/25	70,000	75,788
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	25,753
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 10/01/25 - 04/03/26	150,000	163,080
6.50% 07/15/25	150,000	174,946
Aetna Inc.
2.75% 11/15/22	50,000	51,499
Aflac Inc.
1.13% 03/15/26	40,000	39,666
3.63% 11/15/24	50,000	55,037
African Development Bank
0.75% 04/03/23	100,000	100,992
0.88% 03/23/26	200,000	198,652
Agilent Technologies Inc.
2.10% 06/04/30	115,000	111,722
2.75% 09/15/29	25,000	25,595
Air Lease Corp.
0.70% 02/15/24	100,000	98,759
2.88% 01/15/26	120,000	124,199
3.38% 07/01/25	95,000	100,390
3.88% 07/03/23	50,000	53,170
4.25% 02/01/24	100,000	108,463
Air Products & Chemicals Inc.
1.50% 10/15/25	10,000	10,151
2.05% 05/15/30	10,000	9,853
2.70% 05/15/40	25,000	23,911
2.80% 05/15/50	20,000	18,576
Aircastle Ltd.
4.13% 05/01/24	20,000	21,129
5.00% 04/01/23	20,000	21,323
Alabama Power Co.
3.45% 10/01/49	50,000	51,374
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	170,000	154,164
3.45% 04/30/25	100,000	108,525
4.00% 02/01/50	25,000	26,744
4.70% 07/01/30	15,000	17,455
Alibaba Group Holding Ltd.
3.15% 02/09/51	100,000	93,816
4.00% 12/06/37	100,000	107,794
4.20% 12/06/47	60,000	66,156
Allegion PLC
3.50% 10/01/29	15,000	15,761
Ally Financial Inc.
1.45% 10/02/23	170,000	172,523
Alphabet Inc.
0.45% 08/15/25	290,000	284,133
1.10% 08/15/30	65,000	59,797
1.90% 08/15/40	300,000	259,959
2.05% 08/15/50	165,000	136,396
3.38% 02/25/24	125,000	135,419
Altria Group Inc.
2.63% 09/16/26	100,000	104,400
	Principal Amount	Fair Value
3.40% 02/04/41	$300,000	$278,253
4.00% 02/04/61	100,000	92,939
4.25% 08/09/42	113,000	114,784
4.45% 05/06/50	120,000	124,156
4.80% 02/14/29	40,000	45,904
5.38% 01/31/44	70,000	82,058
5.80% 02/14/39	15,000	18,335
5.95% 02/14/49	40,000	49,932
Amazon.com Inc.
0.40% 06/03/23	105,000	105,315
0.80% 06/03/25	135,000	134,484
1.50% 06/03/30	65,000	61,896
2.50% 06/03/50	80,000	71,594
3.15% 08/22/27	100,000	109,320
3.88% 08/22/37	100,000	114,110
4.25% 08/22/57	100,000	120,324
4.80% 12/05/34	150,000	189,433
Ameren Illinois Co.
1.55% 11/15/30	200,000	186,526
America Movil SAB de C.V.
2.88% 05/07/30	100,000	101,894
3.13% 07/16/22	50,000	51,619
6.13% 03/30/40	100,000	135,592
American Airlines Pass Through Trust
3.15% 08/15/33	70,940	70,786
American Campus Communities Operating Partnership LP
3.63% 11/15/27	30,000	32,739
American Electric Power Company Inc.
3.20% 11/13/27	100,000	107,662
American Express Co.
2.75% 05/20/22	100,000	102,491
3.00% 10/30/24	100,000	107,404
3.40% 02/27/23	100,000	105,319
3.63% 12/05/24	50,000	54,557
American Financial Group Inc.
3.50% 08/15/26	65,000	70,383
American Homes 4 Rent LP
4.90% 02/15/29	100,000	114,287
American Honda Finance Corp.
1.20% 07/08/25	150,000	149,503
1.95% 05/20/22	15,000	15,266
2.00% 03/24/28	95,000	94,881
2.40% 06/27/24	25,000	26,268
2.60% 11/16/22	100,000	103,493
American International Group Inc.
2.50% 06/30/25	100,000	104,650
3.40% 06/30/30	100,000	106,392
4.25% 03/15/29	100,000	112,605
4.38% 06/30/50	65,000	73,949
4.50% 07/16/44	50,000	56,914
4.88% 06/01/22	100,000	104,996
American Tower Corp.
2.40% 03/15/25	100,000	104,264
3.10% 06/15/50	100,000	91,914
3.50% 01/31/23	50,000	52,638
3.95% 03/15/29	100,000	109,999
American Water Capital Corp.
2.80% 05/01/30	100,000	103,212
AmerisourceBergen Corp.
3.45% 12/15/27	100,000	108,985

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Amgen Inc.
2.20% 02/21/27	$100,000	$102,414
3.15% 02/21/40	75,000	74,762
3.20% 11/02/27	100,000	108,116
3.38% 02/21/50	75,000	74,634
4.56% 06/15/48	50,000	59,578
4.66% 06/15/51	105,000	127,820
Amphenol Corp.
2.80% 02/15/30	50,000	51,307
4.35% 06/01/29	25,000	28,418
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36	150,000	175,900
4.90% 02/01/46	120,000	142,616
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	100,000	108,293
4.00% 04/13/28	55,000	61,320
4.35% 06/01/40	300,000	338,217
4.38% 04/15/38	115,000	130,780
4.50% 06/01/50	100,000	113,757
4.60% 04/15/48	135,000	154,776
4.75% 01/23/29 - 04/15/58	105,000	122,007
5.45% 01/23/39	35,000	43,715
5.55% 01/23/49	65,000	83,825
5.80% 01/23/59	25,000	33,888
Anthem Inc.
3.30% 01/15/23	100,000	105,021
3.70% 09/15/49	100,000	104,366
4.38% 12/01/47	65,000	75,174
4.65% 01/15/43	100,000	119,130
Aon Corp.
3.75% 05/02/29	25,000	27,515
4.50% 12/15/28	100,000	114,685
Apple Inc.
0.70% 02/08/26	200,000	196,094
0.75% 05/11/23	100,000	101,129
1.20% 02/08/28	200,000	192,582
2.38% 02/08/41	200,000	185,020
2.40% 01/13/23 - 08/20/50	160,000	147,695
2.65% 02/08/51	200,000	183,016
2.75% 01/13/25	50,000	53,310
3.00% 11/13/27	100,000	108,358
3.25% 02/23/26	60,000	65,602
3.75% 11/13/47	50,000	55,351
4.38% 05/13/45	65,000	78,619
4.50% 02/23/36	150,000	184,407
4.65% 02/23/46	185,000	231,655
Applied Materials Inc.
3.90% 10/01/25	60,000	66,864
Aptiv Corp.
4.15% 03/15/24	50,000	54,574
Arch Capital Finance LLC
4.01% 12/15/26	100,000	112,872
5.03% 12/15/46	100,000	122,428
Ares Capital Corp.
2.15% 07/15/26	300,000	291,870
3.88% 01/15/26	100,000	105,458
4.20% 06/10/24	65,000	70,166
Arizona Public Service Co.
2.65% 09/15/50	65,000	57,649
4.25% 03/01/49	25,000	28,557
Arrow Electronics Inc.
4.00% 04/01/25	40,000	43,072
	Principal Amount	Fair Value
Ascension Health
3.95% 11/15/46	$125,000	$143,224
Asian Development Bank
0.25% 07/14/23 - 10/06/23	235,000	234,630
0.50% 02/04/26	200,000	195,340
0.75% 10/08/30	100,000	90,689
1.75% 09/19/29	50,000	50,184
1.88% 07/19/22	200,000	204,348
2.13% 03/19/25	100,000	105,594
2.63% 01/30/24	100,000	106,248
2.75% 03/17/23	295,000	309,408
3.13% 09/26/28	25,000	27,733
Assurant Inc.
4.90% 03/27/28	50,000	57,065
AstraZeneca PLC
0.70% 04/08/26	150,000	144,439
1.38% 08/06/30	100,000	91,596
2.13% 08/06/50	115,000	92,553
3.50% 08/17/23	25,000	26,659
4.00% 01/17/29	20,000	22,439
4.38% 08/17/48	20,000	23,559
6.45% 09/15/37	50,000	71,281
AT&T Inc.
0.90% 03/25/24	200,000	200,448
1.65% 02/01/28	45,000	43,563
1.70% 03/25/26	200,000	200,018
2.25% 02/01/32	110,000	104,288
2.75% 06/01/31	100,000	99,622
3.10% 02/01/43	300,000	280,068
3.30% 02/01/52	150,000	136,057
3.40% 05/15/25	100,000	108,474
3.50% 09/15/53 (c)	198,000	183,104
3.50% 02/01/61	200,000	181,356
3.55% 09/15/55 (c)	186,000	170,233
3.65% 06/01/51	100,000	96,689
3.80% 12/01/57 (c)	58,000	55,262
4.10% 02/15/28	106,000	118,674
4.30% 02/15/30	20,000	22,515
4.35% 03/01/29 - 06/15/45	150,000	167,829
4.50% 05/15/35	95,000	107,097
4.75% 05/15/46	150,000	172,000
Athene Holding Ltd.
3.50% 01/15/31	10,000	10,270
Atmos Energy Corp.
0.63% 03/09/23	35,000	35,018
4.30% 10/01/48	100,000	114,654
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	55,484
Automatic Data Processing Inc.
1.25% 09/01/30	40,000	36,614
AutoNation Inc.
3.80% 11/15/27	50,000	54,372
AutoZone Inc.
3.75% 04/18/29	100,000	108,683
AvalonBay Communities Inc.
3.20% 01/15/28	40,000	42,409
3.45% 06/01/25	115,000	124,933
Avangrid Inc.
3.20% 04/15/25	100,000	107,176
3.80% 06/01/29	50,000	55,012
AXA S.A.
8.60% 12/15/30	100,000	152,944

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Baidu Inc.
3.08% 04/07/25	$100,000	$105,445
4.38% 03/29/28	100,000	110,815
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77% 12/15/22	50,000	51,868
3.34% 12/15/27	50,000	53,497
4.08% 12/15/47	50,000	53,308
Banco Bilbao Vizcaya Argentaria S.A.
0.88% 09/18/23	100,000	100,334
1.13% 09/18/25	300,000	294,966
Banco Santander S.A.
3.13% 02/23/23	100,000	104,613
3.31% 06/27/29	100,000	105,870
3.80% 02/23/28	100,000	107,969
4.25% 04/11/27	100,000	111,426
Bank of America Corp.
3.50% 04/19/26	145,000	158,926
3.88% 08/01/25	50,000	55,333
3.95% 04/21/25	55,000	60,294
4.00% 04/01/24	50,000	54,701
4.18% 11/25/27	100,000	111,239
6.11% 01/29/37	100,000	132,218
Bank of America Corp. (0.81% fixed rate until 10/24/23; 0.74% + SOFR thereafter)
0.81% 10/24/24 (g)	100,000	100,270
Bank of America Corp. (0.98% fixed rate until 09/25/24; 0.91% + SOFR thereafter)
0.98% 09/25/25 (g)	100,000	99,702
Bank of America Corp. (1.20% fixed rate until 10/24/25; 1.01% + SOFR thereafter)
1.20% 10/24/26 (g)	100,000	98,639
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (g)	150,000	149,481
Bank of America Corp. (1.66% fixed rate until 03/11/26; 0.91% + SOFR thereafter)
1.66% 03/11/27 (g)	250,000	250,780
Bank of America Corp. (1.92% fixed rate until 10/24/30; 1.37% + SOFR thereafter)
1.92% 10/24/31 (g)	100,000	94,069
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46% 10/22/25 (g)	100,000	104,770
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (g)	75,000	74,763
Bank of America Corp. (2.65% fixed rate until 03/11/31; 1.22% + SOFR thereafter)
2.65% 03/11/32 (g)	250,000	250,547
Bank of America Corp. (2.83% fixed rate until 10/24/50; 1.88% + SOFR thereafter)
2.83% 10/24/51 (g)	125,000	114,221
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (g)	100,000	102,808
	Principal Amount	Fair Value
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (g)	$50,000	$52,481
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (g)	107,000	114,719
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (g)	100,000	107,381
Bank of America Corp. (3.48% fixed rate until 03/13/51; 1.65% + SOFR thereafter)
3.48% 03/13/52 (g)	250,000	254,755
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55% 03/05/24 (g)	100,000	105,511
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (g)	100,000	108,873
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (g)	100,000	108,857
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (g)	100,000	110,606
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR thereafter)
4.08% 03/20/51 (g)	100,000	111,472
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08% 04/23/40 (g)	150,000	166,182
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (g)	50,000	56,679
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (g)	100,000	115,348
Bank of Montreal
2.05% 11/01/22	20,000	20,545
3.30% 02/05/24	100,000	107,300
Bank of Montreal (0.95% fixed rate until 01/22/26; 0.60% + SOFR thereafter)
0.95% 01/22/27 (g)	100,000	97,275
Banner Health
2.34% 01/01/30	75,000	75,237
Barclays PLC
3.65% 03/16/25	50,000	53,925
4.38% 01/12/26	100,000	111,402

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (g)	$100,000	$100,030
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR thereafter)
2.85% 05/07/26 (g)	100,000	104,598
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (g)	100,000	100,313
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (g)	100,000	114,832
BARCLAYS PLC (2.67% fixed rate until 03/10/31; 1.20% + 1 year CMT Rate thereafter)
2.67% 03/10/32 (g)	200,000	195,306
BAT Capital Corp.
2.79% 09/06/24	100,000	105,507
3.56% 08/15/27	100,000	106,426
3.98% 09/25/50	200,000	187,790
Baxalta Inc.
4.00% 06/23/25	30,000	33,170
Baxter International Inc.
2.60% 08/15/26	130,000	138,183
BBVA USA
3.88% 04/10/25	50,000	54,667
Becton Dickinson & Co.
1.96% 02/11/31	165,000	156,524
3.70% 06/06/27	66,000	72,745
3.73% 12/15/24	50,000	54,620
Bell Canada Inc.
4.30% 07/29/49	30,000	33,866
Berkshire Hathaway Energy Co.
4.05% 04/15/25	100,000	110,753
4.25% 10/15/50	100,000	115,270
4.45% 01/15/49	100,000	117,524
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	200,000	185,018
3.00% 05/15/22	100,000	103,036
4.20% 08/15/48	100,000	115,209
4.25% 01/15/49	100,000	115,723
Berry Global Inc.
0.95% 02/15/24 (c)	300,000	298,539
Best Buy Company Inc.
4.45% 10/01/28	25,000	28,537
Biogen Inc.
2.25% 05/01/30	85,000	81,759
3.25% 02/15/51 (c)	256,000	240,133
4.05% 09/15/25	80,000	88,895
Black Hills Corp.
3.88% 10/15/49	25,000	25,238
4.35% 05/01/33	30,000	33,560
BlackRock Inc.
1.90% 01/28/31	25,000	24,204
2.40% 04/30/30	20,000	20,292
3.25% 04/30/29	60,000	64,997
Blackstone Secured Lending Fund
2.75% 09/16/26 (c)	50,000	49,670
	Principal Amount	Fair Value
Boardwalk Pipelines LP
4.80% 05/03/29	$20,000	$22,156
Booking Holdings Inc.
3.55% 03/15/28	100,000	109,127
BorgWarner Inc.
2.65% 07/01/27	25,000	25,980
Boston Properties LP
3.40% 06/21/29	50,000	52,738
3.85% 02/01/23	150,000	157,606
Boston Scientific Corp.
1.90% 06/01/25	125,000	128,322
2.65% 06/01/30	100,000	100,794
4.55% 03/01/39	50,000	58,942
BP Capital Markets America Inc.
2.77% 11/10/50	100,000	87,376
2.94% 04/06/23	100,000	105,050
2.94% 06/04/51	70,000	62,481
3.19% 04/06/25	100,000	107,654
3.38% 02/08/61	100,000	92,769
3.41% 02/11/26	50,000	54,475
3.94% 09/21/28	100,000	111,356
4.23% 11/06/28	50,000	56,720
BP Capital Markets PLC
2.50% 11/06/22	100,000	103,381
BPCE S.A.
4.00% 04/15/24	50,000	54,799
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	26,516
Bristol-Myers Squibb Co.
0.54% 11/13/23	235,000	235,087
0.75% 11/13/25	250,000	245,907
1.13% 11/13/27	50,000	48,261
1.45% 11/13/30	30,000	28,018
2.00% 08/01/22	50,000	51,122
2.35% 11/13/40	20,000	18,188
2.55% 11/13/50	30,000	26,706
2.60% 05/16/22	50,000	51,290
2.75% 02/15/23	50,000	52,153
3.40% 07/26/29	55,000	60,080
3.45% 11/15/27	50,000	55,041
4.13% 06/15/39	15,000	17,453
4.25% 10/26/49	40,000	47,118
4.35% 11/15/47	50,000	59,435
5.00% 08/15/45	38,000	48,830
British Telecommunications PLC
9.63% 12/15/30	50,000	77,299
Brixmor Operating Partnership LP
4.05% 07/01/30	100,000	107,941
4.13% 05/15/29	50,000	54,163
Broadcom Inc.
1.95% 02/15/28 (c)	180,000	174,928
2.60% 02/15/33 (c)	200,000	186,060
3.15% 11/15/25	140,000	149,141
3.46% 09/15/26	115,000	123,463
3.50% 02/15/41 (c)	300,000	287,403
3.75% 02/15/51 (c)	220,000	210,841
4.30% 11/15/32	130,000	141,508
4.75% 04/15/29	100,000	112,406
Broadridge Financial Solutions Inc.
3.40% 06/27/26	80,000	86,837

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Brookfield Finance Inc.
3.90% 01/25/28	$100,000	$110,010
Brown & Brown Inc.
4.50% 03/15/29	100,000	111,782
Brown-Forman Corp.
4.00% 04/15/38	30,000	33,862
Bunge Limited Finance Corp.
1.63% 08/17/25	50,000	50,068
4.35% 03/15/24	50,000	54,812
Burlingtn North Santa Fe
3.30% 09/15/51	300,000	301,725
Burlington Northern Santa Fe LLC
3.55% 02/15/50	100,000	105,273
5.75% 05/01/40	100,000	134,921
California Institute of Technology
3.65% 09/01/19	20,000	20,383
Camden Property Trust
2.80% 05/15/30	10,000	10,253
3.35% 11/01/49	10,000	10,269
4.10% 10/15/28	10,000	11,219
Campbell Soup Co.
2.38% 04/24/30	15,000	14,788
3.65% 03/15/23	15,000	15,882
4.15% 03/15/28	50,000	56,195
4.80% 03/15/48	20,000	23,851
Canadian Imperial Bank of Commerce
2.25% 01/28/25	100,000	103,815
3.10% 04/02/24	100,000	106,591
Canadian National Railway Co.
2.95% 11/21/24	55,000	59,089
Canadian Natural Resources Ltd.
3.80% 04/15/24	50,000	53,587
3.85% 06/01/27	100,000	108,258
3.90% 02/01/25	50,000	53,934
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	19,334
2.90% 02/01/25	50,000	53,122
Capital One Financial Corp.
3.75% 07/28/26 - 03/09/27	230,000	250,955
3.90% 01/29/24	125,000	135,240
4.20% 10/29/25	90,000	99,500
Cardinal Health Inc.
3.20% 03/15/23	50,000	52,505
Carrier Global Corp.
2.24% 02/15/25	15,000	15,544
2.49% 02/15/27	15,000	15,523
2.72% 02/15/30	25,000	25,235
3.38% 04/05/40	315,000	314,918
3.58% 04/05/50	25,000	24,643
Caterpillar Financial Services Corp.
0.25% 03/01/23	365,000	364,525
0.45% 09/14/23	300,000	300,174
0.90% 03/02/26	100,000	98,318
0.95% 05/13/22	100,000	100,765
1.95% 11/18/22	50,000	51,340
2.55% 11/29/22	50,000	51,835
3.25% 12/01/24	100,000	108,742
Caterpillar Inc.
3.25% 04/09/50	100,000	102,321
3.80% 08/15/42	100,000	112,600
	Principal Amount	Fair Value
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	$100,000	$107,845
CenterPoint Energy Houston Electric LLC
2.35% 04/01/31	55,000	54,973
3.35% 04/01/51	85,000	85,715
4.25% 02/01/49	110,000	127,447
4.50% 04/01/44	50,000	59,716
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	64,005
3.50% 06/01/41	300,000	284,772
3.70% 04/01/51	105,000	98,139
4.46% 07/23/22	100,000	104,260
4.80% 03/01/50	95,000	102,284
4.91% 07/23/25	135,000	153,207
6.48% 10/23/45	150,000	196,618
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	245,000	258,933
Chevron Corp.
2.90% 03/03/24	50,000	53,283
2.95% 05/16/26	100,000	107,337
2.98% 05/11/40	115,000	114,235
Chevron USA Inc.
3.25% 10/15/29	100,000	107,645
5.25% 11/15/43	300,000	390,717
6.00% 03/01/41	300,000	418,272
Choice Hotels International Inc.
3.70% 12/01/29	25,000	26,252
Chubb INA Holdings Inc.
1.38% 09/15/30	165,000	150,866
4.35% 11/03/45	100,000	118,845
Cigna Corp.
2.38% 03/15/31	60,000	59,045
2.40% 03/15/30	15,000	14,859
3.40% 03/15/50	160,000	158,366
3.75% 07/15/23	20,000	21,377
4.38% 10/15/28	40,000	45,783
4.80% 08/15/38	30,000	36,005
4.90% 12/15/48	130,000	159,281
Cimarex Energy Co.
4.38% 03/15/29	50,000	55,413
Cintas Corporation No. 2
3.70% 04/01/27	100,000	110,996
Cisco Systems Inc.
5.90% 02/15/39	100,000	141,260
Citibank NA
3.65% 01/23/24	100,000	108,266
Citigroup Inc.
2.70% 10/27/22	100,000	103,294
3.88% 03/26/25	50,000	54,430
4.30% 11/20/26	100,000	111,928
4.75% 05/18/46	50,000	59,249
5.88% 01/30/42	72,000	98,607
6.13% 08/25/36	155,000	204,093
Citigroup Inc. (0.78% fixed rate until 10/30/23; 0.69% + SOFR thereafter)
0.78% 10/30/24 (g)	100,000	99,912
Citigroup Inc. (1.12% fixed rate until 01/28/26; 0.77% + SOFR thereafter)
1.12% 01/28/27 (g)	200,000	195,506

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (g)	$50,000	$51,714
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.84% + SOFR thereafter)
3.11% 04/08/26 (g)	100,000	106,801
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (g)	100,000	106,963
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (g)	100,000	107,867
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98% 03/20/30 (g)	100,000	110,637
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (g)	150,000	191,721
Citizens Financial Group Inc.
2.50% 02/06/30	30,000	29,858
3.25% 04/30/30	65,000	68,952
Citrix Systems Inc.
1.25% 03/01/26	300,000	295,662
3.30% 03/01/30	25,000	25,705
CME Group Inc.
3.00% 03/15/25	50,000	53,521
CNA Financial Corp.
2.05% 08/15/30	45,000	42,705
CNH Industrial Capital LLC
1.95% 07/02/23	65,000	66,765
4.38% 04/05/22	15,000	15,549
CNH Industrial N.V.
3.85% 11/15/27	15,000	16,628
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	108,961
CNOOC Petroleum North America ULC
6.40% 05/15/37	100,000	130,752
Colgate-Palmolive Co.
3.25% 03/15/24	50,000	54,064
Comcast Corp.
1.50% 02/15/31	100,000	92,617
2.45% 08/15/52	190,000	161,903
2.65% 02/01/30 - 08/15/62	160,000	142,197
3.15% 02/15/28	100,000	107,962
3.38% 08/15/25	100,000	108,970
3.40% 04/01/30	100,000	108,180
3.45% 02/01/50	135,000	138,664
3.55% 05/01/28	100,000	110,329
3.70% 04/15/24	55,000	60,013
3.90% 03/01/38	100,000	112,147
3.97% 11/01/47	100,000	111,979
4.00% 03/01/48	50,000	55,914
4.15% 10/15/28	45,000	51,462
4.25% 01/15/33	100,000	116,072
4.60% 10/15/38	130,000	156,935
4.70% 10/15/48	40,000	49,425
Comerica Inc.
3.70% 07/31/23	25,000	26,788
4.00% 02/01/29	50,000	55,909
	Principal Amount	Fair Value
CommonSpirit Health
4.19% 10/01/49	$100,000	$107,676
Commonwealth Edison Co.
4.00% 03/01/49	100,000	112,238
4.60% 08/15/43	150,000	178,210
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,514
4.85% 11/01/28	25,000	29,201
5.30% 11/01/38	110,000	136,042
5.40% 11/01/48	20,000	25,612
ConocoPhillips
2.40% 02/15/31 (c)	125,000	123,151
4.30% 08/15/28 (c)	325,000	368,189
4.85% 08/15/48 (c)	325,000	394,248
6.50% 02/01/39	100,000	142,866
ConocoPhillips Co.
4.95% 03/15/26	100,000	116,115
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	100,000	105,819
3.95% 03/01/43	150,000	162,507
4.00% 12/01/28	25,000	28,031
4.13% 05/15/49	50,000	55,179
Constellation Brands Inc.
3.50% 05/09/27	100,000	108,963
3.75% 05/01/50	5,000	5,183
4.75% 11/15/24	100,000	113,209
5.25% 11/15/48	15,000	19,079
Consumers Energy Co.
3.75% 02/15/50	100,000	110,147
4.05% 05/15/48	50,000	57,576
Cooperatieve Rabobank UA
0.38% 01/12/24	250,000	248,645
3.95% 11/09/22	100,000	105,275
4.63% 12/01/23	50,000	54,797
Corning Inc.
2.90% 05/15/22	55,000	56,229
3.90% 11/15/49	50,000	54,068
Corp. Andina de Fomento
1.63% 09/23/25	200,000	199,948
Costco Wholesale Corp.
3.00% 05/18/27	100,000	108,719
Council Of Europe Development Bank
2.63% 02/13/23	120,000	125,290
Credit Suisse AG
0.50% 02/02/24	290,000	286,735
3.63% 09/09/24	50,000	54,178
Credit Suisse Group AG
4.88% 05/15/45	50,000	59,471
Crown Castle International Corp.
1.05% 07/15/26	100,000	96,783
2.10% 04/01/31	100,000	94,404
2.25% 01/15/31	55,000	52,711
3.15% 07/15/23	55,000	58,090
3.80% 02/15/28	100,000	109,008
5.20% 02/15/49	50,000	60,830
CSX Corp.
2.60% 11/01/26	100,000	105,711
4.10% 03/15/44	68,000	75,465
4.50% 03/15/49	95,000	111,071
4.75% 11/15/48	65,000	78,068
CubeSmart LP
2.00% 02/15/31	125,000	116,996
4.38% 02/15/29	15,000	16,743

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Cummins Inc.
1.50% 09/01/30	$100,000	$92,976
CVS Health Corp.
2.63% 08/15/24	100,000	105,507
2.70% 08/21/40	100,000	91,852
2.75% 12/01/22	50,000	51,612
3.38% 08/12/24	50,000	53,809
3.70% 03/09/23	16,000	16,971
4.10% 03/25/25	13,000	14,421
4.13% 04/01/40	100,000	110,234
4.30% 03/25/28	110,000	124,863
4.78% 03/25/38	145,000	171,220
5.05% 03/25/48	115,000	141,166
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24	25,000	26,410
3.45% 11/15/29	30,000	30,850
Danaher Corp.
2.60% 10/01/50	100,000	88,248
Darden Restaurants Inc.
4.55% 02/15/48	15,000	15,879
Deere & Co.
3.90% 06/09/42	71,000	81,228
Dell International LLC/EMC Corp.
5.30% 10/01/29 (c)	100,000	116,931
6.02% 06/15/26 (c)	90,000	106,494
6.20% 07/15/30 (c)	100,000	124,520
8.10% 07/15/36 (c)	100,000	146,555
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	111,185
Deutsche Bank AG
3.30% 11/16/22	100,000	103,837
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (g)	100,000	102,510
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (g)	100,000	103,187
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (g)	50,000	54,104
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	74,166
Devon Energy Corp.
5.00% 06/15/45	100,000	109,447
DH Europe Finance II Sarl
3.40% 11/15/49	100,000	101,630
Diageo Capital PLC
1.38% 09/29/25	100,000	100,767
2.13% 04/29/32	100,000	96,816
Diageo Investment Corp.
2.88% 05/11/22	50,000	51,461
Diamondback Energy Inc.
2.88% 12/01/24	30,000	31,653
3.25% 12/01/26	20,000	21,064
3.50% 12/01/29	50,000	51,968
4.75% 05/31/25	65,000	72,654
Digital Realty Trust LP
4.45% 07/15/28	50,000	56,534
Discover Bank
4.20% 08/08/23	150,000	162,040
	Principal Amount	Fair Value
Discover Financial Services
4.50% 01/30/26	$100,000	$112,726
Discovery Communications LLC
3.45% 03/15/25	135,000	144,624
3.90% 11/15/24	50,000	54,663
4.65% 05/15/50	100,000	110,153
Dollar General Corp.
4.13% 05/01/28	70,000	78,510
Dollar Tree Inc.
3.70% 05/15/23	20,000	21,243
4.00% 05/15/25	50,000	55,204
4.20% 05/15/28	25,000	28,081
Dominion Energy Inc.
1.45% 04/15/26 (f)	40,000	39,827
3.30% 04/15/41 (f)	30,000	29,801
4.25% 06/01/28	50,000	56,680
Dominion Energy South Carolina Inc.
5.10% 06/01/65	50,000	66,846
DTE Electric Co.
2.25% 03/01/30	125,000	124,951
2.95% 03/01/50	125,000	118,957
3.70% 03/15/45	45,000	47,932
DTE Energy Co.
3.85% 12/01/23	50,000	53,807
Duke Energy Carolinas LLC
3.05% 03/15/23	50,000	52,604
3.70% 12/01/47	50,000	53,395
3.95% 03/15/48	50,000	55,078
Duke Energy Corp.
3.05% 08/15/22	139,000	142,973
Duke Energy Florida LLC
3.20% 01/15/27	100,000	108,059
3.40% 10/01/46	100,000	101,846
3.80% 07/15/28	50,000	55,470
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	109,075
4.30% 02/01/49	100,000	114,214
Duke Realty LP
3.38% 12/15/27	50,000	54,527
DuPont de Nemours Inc.
2.17% 05/01/23	115,000	115,536
4.21% 11/15/23	50,000	54,279
4.73% 11/15/28	50,000	58,078
5.32% 11/15/38	15,000	18,825
5.42% 11/15/48	40,000	52,133
DXC Technology Co.
4.13% 04/15/25	85,000	92,517
Eastern Energy Gas Holdings LLC
2.50% 11/15/24	100,000	105,219
Eaton Vance Corp.
3.50% 04/06/27	100,000	108,526
eBay Inc.
1.90% 03/11/25	40,000	41,049
Ecolab Inc.
2.38% 08/10/22	100,000	102,532
3.25% 12/01/27	70,000	76,127
Ecopetrol S.A.
4.13% 01/16/25	150,000	160,030
Edison International
4.13% 03/15/28	50,000	53,752
Eli Lilly & Co.
2.75% 06/01/25	22,000	23,440
3.38% 03/15/29	30,000	33,026

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.95% 03/15/49	$50,000	$56,855
4.15% 03/15/59	50,000	59,251
Emera US Finance LP
3.55% 06/15/26	60,000	65,131
Emerson Electric Co.
1.95% 10/15/30	50,000	48,909
2.63% 02/15/23	100,000	103,694
Emory University
2.14% 09/01/30	65,000	64,271
2.97% 09/01/50	65,000	64,256
Enable Midstream Partners LP
4.95% 05/15/28	60,000	66,319
Enbridge Energy Partners LP
5.88% 10/15/25	125,000	147,117
Enbridge Inc.
3.50% 06/10/24	65,000	69,586
Enel Chile S.A.
4.88% 06/12/28	50,000	57,882
Energy Transfer Operating LP
4.20% 09/15/23	25,000	26,783
4.50% 04/15/24	135,000	147,119
4.95% 06/15/28	75,000	83,953
5.25% 04/15/29	25,000	28,498
5.88% 01/15/24	100,000	111,384
6.00% 06/15/48	50,000	57,074
6.25% 04/15/49	125,000	147,437
6.50% 02/01/42	150,000	178,929
Entergy Louisiana LLC
0.62% 11/17/23	25,000	25,021
2.35% 06/15/32	100,000	98,461
3.10% 06/15/41	100,000	100,296
4.05% 09/01/23	50,000	53,769
Entergy Texas Inc.
1.75% 03/15/31	165,000	153,115
4.00% 03/30/29	100,000	110,918
Enterprise Products Operating LLC
2.80% 01/31/30	100,000	103,208
3.70% 02/15/26	35,000	38,421
3.90% 02/15/24	75,000	81,153
4.15% 10/16/28	25,000	28,248
4.20% 01/31/50	35,000	37,306
4.25% 02/15/48	25,000	26,612
4.45% 02/15/43	142,000	157,407
4.80% 02/01/49	25,000	28,820
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (g)	50,000	49,858
EOG Resources Inc.
3.15% 04/01/25	80,000	85,645
4.38% 04/15/30	100,000	114,974
Equifax Inc.
2.60% 12/01/24	50,000	52,825
3.10% 05/15/30	30,000	31,085
Equinix Inc.
2.15% 07/15/30	115,000	109,207
2.63% 11/18/24	65,000	68,485
5.38% 05/15/27	30,000	32,223
Equinor ASA
2.45% 01/17/23	150,000	155,625
2.88% 04/06/25	100,000	106,835
3.63% 04/06/40	100,000	107,141
3.95% 05/15/43	100,000	108,870
	Principal Amount	Fair Value
ERP Operating LP
3.00% 04/15/23	$150,000	$156,708
Essential Utilities Inc.
2.70% 04/15/30	100,000	101,018
Essex Portfolio LP
3.63% 05/01/27	100,000	109,028
European Bank for Reconstruction & Development
1.50% 02/13/25	300,000	309,642
European Investment Bank
0.25% 09/15/23	100,000	99,844
0.38% 12/15/25	100,000	97,391
2.00% 12/15/22	200,000	206,062
2.25% 06/24/24	250,000	264,172
2.63% 03/15/24	285,000	303,414
Everest Reinsurance Holdings Inc.
3.50% 10/15/50	100,000	97,500
Evergy Metro Inc.
4.20% 06/15/47	100,000	112,419
Eversource Energy
2.90% 10/01/24	100,000	106,602
3.15% 01/15/25	125,000	133,445
Exelon Generation Company LLC
3.25% 06/01/25	195,000	208,297
Expedia Group Inc.
3.25% 02/15/30	35,000	35,419
4.63% 08/01/27 (c)	90,000	100,046
Exxon Mobil Corp.
1.57% 04/15/23	100,000	102,452
1.90% 08/16/22	20,000	20,447
2.02% 08/16/24	50,000	52,164
2.44% 08/16/29	50,000	50,877
2.71% 03/06/25	50,000	52,943
2.99% 03/19/25	100,000	107,177
3.04% 03/01/26	150,000	161,907
3.10% 08/16/49	25,000	23,634
3.18% 03/15/24	50,000	53,588
4.23% 03/19/40	100,000	112,496
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	27,271
Federal Realty Investment Trust
3.20% 06/15/29	50,000	51,680
FedEx Corp.
3.40% 02/15/28	100,000	108,805
4.05% 02/15/48	100,000	108,506
4.75% 11/15/45	95,000	112,254
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	28,103
Fidelity National Information Services Inc.
0.60% 03/01/24	35,000	34,812
2.25% 03/01/31	100,000	98,243
Fiserv Inc.
2.25% 06/01/27	100,000	102,268
2.65% 06/01/30	100,000	100,992
3.50% 07/01/29	45,000	48,533
3.80% 10/01/23	25,000	26,904
4.20% 10/01/28	30,000	33,793
4.40% 07/01/49	40,000	46,198
Flex Ltd.
4.88% 06/15/29 - 05/12/30	135,000	153,062

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Florida Power & Light Co.
4.13% 02/01/42	$100,000	$115,237
FMC Corp.
3.45% 10/01/29	50,000	52,966
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	150,000	147,678
Fortune Brands Home & Security Inc.
3.25% 09/15/29	50,000	52,264
Fox Corp.
4.03% 01/25/24	125,000	135,759
FS KKR Capital Corp.
4.13% 02/01/25	25,000	25,729
GATX Corp.
3.50% 03/15/28	100,000	107,760
GE Capital Funding LLC
3.45% 05/15/25 (c)	100,000	108,103
4.40% 05/15/30 (c)	100,000	113,380
General Dynamics Corp.
3.38% 05/15/23	50,000	53,078
3.75% 05/15/28	55,000	61,355
General Electric Co.
4.35% 05/01/50	55,000	61,105
5.88% 01/14/38	100,000	129,389
6.75% 03/15/32	100,000	133,910
General Mills Inc.
3.00% 02/01/51 (c)	200,000	187,092
3.65% 02/15/24	50,000	54,146
General Motors Co.
5.40% 10/02/23	100,000	110,838
6.80% 10/01/27	55,000	68,383
General Motors Financial Company Inc.
1.25% 01/08/26	200,000	196,302
1.70% 08/18/23	100,000	101,932
2.35% 01/08/31	100,000	95,527
2.70% 08/20/27	100,000	102,126
3.25% 01/05/23	50,000	52,079
3.70% 05/09/23	100,000	105,389
4.35% 01/17/27	100,000	110,988
5.20% 03/20/23	105,000	113,870
5.25% 03/01/26	55,000	63,022
Georgia Power Co.
2.20% 09/15/24	100,000	104,341
2.65% 09/15/29	100,000	102,092
4.30% 03/15/42	172,000	192,236
Georgia-Pacific LLC
8.88% 05/15/31	50,000	76,588
Gilead Sciences Inc.
0.75% 09/29/23	145,000	145,162
1.65% 10/01/30	80,000	74,994
2.60% 10/01/40	200,000	183,952
3.65% 03/01/26	100,000	109,885
3.70% 04/01/24	50,000	53,910
4.80% 04/01/44	150,000	180,456
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	60,425
3.88% 05/15/28	100,000	112,946
GlaxoSmithKline Capital PLC
0.53% 10/01/23	100,000	100,185
3.00% 06/01/24	100,000	106,963
Global Payments Inc.
1.20% 03/01/26	100,000	98,105
2.90% 05/15/30	145,000	148,023
4.45% 06/01/28	100,000	114,108
	Principal Amount	Fair Value
Globe Life Inc.
4.55% 09/15/28	$25,000	$28,786
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	100,000	103,410
5.25% 06/01/25	10,000	11,206
5.38% 11/01/23 - 04/15/26	30,000	33,397
5.75% 06/01/28	10,000	11,551
Halliburton Co.
2.92% 03/01/30	50,000	49,919
3.50% 08/01/23	6,000	6,363
5.00% 11/15/45	50,000	55,525
Hasbro Inc.
3.00% 11/19/24	50,000	53,257
HCA Inc.
4.50% 02/15/27	30,000	33,664
4.75% 05/01/23	30,000	32,375
5.00% 03/15/24	50,000	55,694
5.25% 04/15/25 - 06/15/26	70,000	80,265
5.50% 06/15/47	35,000	43,559
Healthcare Trust of America Holdings LP
3.50% 08/01/26	30,000	32,810
Healthpeak Properties Inc.
2.88% 01/15/31	100,000	101,288
3.00% 01/15/30	50,000	51,510
3.25% 07/15/26	100,000	108,189
Hewlett Packard Enterprise Co.
4.45% 10/02/23	100,000	108,714
6.35% 10/15/45	150,000	195,802
Highwoods Realty LP
4.20% 04/15/29	25,000	27,253
Honeywell International Inc.
1.35% 06/01/25	50,000	50,726
2.70% 08/15/29	30,000	31,400
3.35% 12/01/23	50,000	53,838
5.38% 03/01/41	100,000	132,565
Host Hotels & Resorts LP
3.38% 12/15/29	100,000	99,293
HP Inc.
6.00% 09/15/41	162,000	204,018
HSBC Holdings PLC
3.90% 05/25/26	50,000	55,173
5.25% 03/14/44	100,000	122,625
HSBC Holdings PLC (1.65% fixed rate until 04/18/25; 1.54% + SOFR thereafter)
1.65% 04/18/26 (g)	200,000	200,190
HSBC Holdings PLC (2.36% fixed rate until 08/18/30; 1.97% + SOFR thereafter)
2.36% 08/18/31 (g)	100,000	96,269
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63% 11/07/25 (g)	100,000	104,649
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (g)	100,000	107,821
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (g)	100,000	106,739

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (g)	$100,000	$108,232
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (g)	100,000	110,739
Hubbell Inc.
3.50% 02/15/28	50,000	53,616
Hudson Pacific Properties LP
4.65% 04/01/29	25,000	27,908
Humana Inc.
2.90% 12/15/22	100,000	103,643
Huntsman International LLC
4.50% 05/01/29	20,000	22,167
Husky Energy Inc.
4.00% 04/15/24	100,000	106,971
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	29,203
IDEX Corp.
3.00% 05/01/30	10,000	10,287
IHS Markit Ltd.
4.25% 05/01/29	385,000	434,138
Illinois Tool Works Inc.
2.65% 11/15/26	100,000	106,730
3.50% 03/01/24	50,000	54,042
Indiana Michigan Power Co.
3.85% 05/15/28	25,000	27,629
ING Groep N.V.
3.95% 03/29/27	100,000	110,984
Ingredion Inc.
2.90% 06/01/30	100,000	102,235
Intel Corp.
2.45% 11/15/29	135,000	138,160
2.60% 05/19/26	50,000	53,092
3.10% 02/15/60	35,000	33,132
3.25% 11/15/49	50,000	50,104
3.75% 03/25/27	100,000	111,890
4.95% 03/25/60	100,000	131,018
Inter-American Development Bank
0.25% 11/15/23	200,000	199,466
0.63% 07/15/25	150,000	148,507
1.13% 01/13/31	200,000	187,170
1.75% 03/14/25	100,000	104,152
2.13% 01/15/25	200,000	211,018
2.38% 07/07/27	100,000	105,849
2.63% 01/16/24	100,000	106,174
3.00% 09/26/22	50,000	52,063
Intercontinental Exchange Inc.
2.10% 06/15/30	155,000	149,158
2.65% 09/15/40	300,000	277,524
3.00% 06/15/50	15,000	13,890
3.45% 09/21/23	90,000	96,100
International Bank for Reconstruction & Development
0.25% 11/24/23	100,000	99,758
0.50% 10/28/25	100,000	98,177
0.63% 04/22/25	300,000	298,995
0.75% 11/24/27 - 08/26/30	355,000	331,508
1.25% 02/10/31	250,000	236,732
1.50% 08/28/24	100,000	103,253
1.63% 01/15/25	200,000	207,348
	Principal Amount	Fair Value
1.75% 10/23/29	$150,000	$150,549
2.50% 07/29/25	200,000	213,862
International Business Machines Corp.
1.95% 05/15/30	100,000	97,107
2.85% 05/13/22 - 05/15/40	200,000	199,563
2.95% 05/15/50	100,000	93,294
3.50% 05/15/29	130,000	141,315
4.00% 06/20/42	150,000	168,678
4.15% 05/15/39	100,000	114,227
International Finance Corp.
0.50% 03/20/23	300,000	301,569
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	18,527
Intuit Inc.
0.65% 07/15/23	65,000	65,332
Invesco Finance PLC
3.13% 11/30/22	100,000	104,377
Jabil Inc.
3.95% 01/12/28	100,000	111,449
4.70% 09/15/22	23,000	24,331
Jefferies Group LLC
2.75% 10/15/32	85,000	83,699
John Deere Capital Corp.
0.40% 10/10/23	60,000	60,073
0.70% 01/15/26	100,000	97,819
1.45% 01/15/31	70,000	65,050
2.70% 01/06/23	100,000	104,180
3.45% 06/07/23 - 03/13/25	75,000	81,324
Johnson & Johnson
0.55% 09/01/25	200,000	197,076
2.10% 09/01/40	300,000	273,243
2.25% 09/01/50	100,000	88,944
2.45% 03/01/26	75,000	79,642
2.90% 01/15/28	50,000	54,017
3.40% 01/15/38	25,000	27,513
3.50% 01/15/48	30,000	32,980
4.38% 12/05/33	150,000	183,006
Johnson Controls International PLC
3.63% 07/02/24 (h)	75,000	81,153
JPMorgan Chase & Co.
3.13% 01/23/25	50,000	53,557
3.25% 09/23/22	136,000	141,791
3.38% 05/01/23	150,000	158,703
6.40% 05/15/38	100,000	141,275
JPMorgan Chase & Co. (0.56% fixed rate until 02/16/24; 0.42% + SOFR thereafter)
0.56% 02/16/25 (g)	150,000	148,858
JPMorgan Chase & Co. (0.65% fixed rate until 09/16/23; 0.60% + SOFR thereafter)
0.65% 09/16/24 (g)	100,000	100,118
JPMorgan Chase & Co. (0.70% fixed rate until 03/16/23; 0.58% + SOFR thereafter)
0.70% 03/16/24 (g)	200,000	200,728
JPMorgan Chase & Co. (1.04% fixed rate until 02/04/26; 0.70% + SOFR thereafter)
1.04% 02/04/27 (g)	250,000	243,807

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/25; 0.80% + SOFR thereafter)
1.05% 11/19/26 (g)	$150,000	$146,620
JPMorgan Chase & Co. (1.76% fixed rate until 11/19/30; 1.11% + SOFR thereafter)
1.76% 11/19/31 (g)	100,000	93,256
JPMorgan Chase & Co. (1.95% fixed rate until 02/04/31; 1.07% + SOFR thereafter)
1.95% 02/04/32 (g)	150,000	142,405
JPMorgan Chase & Co. (2.08% fixed rate until 04/22/25; 1.85% + SOFR thereafter)
2.08% 04/22/26 (g)	150,000	154,075
JPMorgan Chase & Co. (2.53% fixed rate until 11/19/40; 1.51% + SOFR thereafter)
2.53% 11/19/41 (g)	250,000	228,420
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (g)	35,000	35,623
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/40; 2.46% + SOFR thereafter)
3.11% 04/22/41 (g)	200,000	198,974
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21% 04/01/23 (g)	80,000	82,170
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (g)	50,000	54,510
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (g)	75,000	81,763
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (g)	100,000	107,101
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (g)	50,000	55,275
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (g)	100,000	110,218
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (g)	100,000	110,555
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (g)	100,000	110,282
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (g)	$50,000	$54,252
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (g)	50,000	57,283
Juniper Networks Inc.
3.75% 08/15/29	50,000	53,946
Kansas City Southern
3.50% 05/01/50	25,000	25,040
4.70% 05/01/48	50,000	58,208
Kellogg Co.
2.10% 06/01/30	65,000	63,137
2.65% 12/01/23	84,000	88,264
Kennametal Inc.
4.63% 06/15/28	25,000	27,838
Kentucky Utilities Co.
4.38% 10/01/45	40,000	45,621
Keurig Dr Pepper Inc.
3.13% 12/15/23	100,000	106,139
4.60% 05/25/28	50,000	57,779
4.99% 05/25/38	125,000	154,137
KeyBank NA
3.38% 03/07/23	150,000	158,382
3.90% 04/13/29	100,000	109,197
Keysight Technologies Inc.
3.00% 10/30/29	25,000	25,965
Kilroy Realty LP
3.45% 12/15/24	50,000	53,457
Kimberly-Clark Corp.
1.05% 09/15/27	25,000	24,266
3.20% 07/30/46	125,000	129,280
Kimco Realty Corp.
2.70% 10/01/30	100,000	100,077
3.70% 10/01/49	50,000	50,133
Kinder Morgan Energy Partners LP
5.00% 08/15/42	142,000	158,692
Kinder Morgan Inc.
2.00% 02/15/31	140,000	129,879
3.25% 08/01/50	145,000	128,566
3.60% 02/15/51	200,000	186,558
4.30% 06/01/25	115,000	128,489
5.05% 02/15/46	50,000	56,423
5.30% 12/01/34	100,000	118,693
KLA Corp.
4.65% 11/01/24	115,000	128,618
Kohl's Corp.
9.50% 05/15/25	30,000	38,966
Koninklijke Philips N.V.
6.88% 03/11/38	100,000	147,516
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	80,000	78,406
0.63% 01/22/26	100,000	98,335
2.00% 09/29/22 - 05/02/25	250,000	260,401
2.63% 02/28/24	225,000	239,314
2.88% 04/03/28	175,000	191,324
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	54,819
3.85% 12/15/26	100,000	110,671
4.85% 04/27/35	40,000	48,549

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Laboratory Corporation of America Holdings
4.00% 11/01/23	$100,000	$107,554
Lam Research Corp.
3.80% 03/15/25	115,000	126,433
Landwirtschaftliche Rentenbank
0.50% 05/27/25	175,000	173,204
0.88% 09/03/30	200,000	183,534
2.50% 11/15/27	100,000	106,482
Las Vegas Sands Corp.
2.90% 06/25/25	65,000	66,723
3.90% 08/08/29	40,000	41,097
Lazard Group LLC
4.38% 03/11/29	50,000	55,745
Lear Corp.
4.25% 05/15/29	25,000	27,694
5.25% 05/15/49	25,000	29,410
Leggett & Platt Inc.
3.50% 11/15/27	50,000	53,452
4.40% 03/15/29	100,000	111,673
Leidos Inc.
2.30% 02/15/31 (c)	30,000	28,361
Life Storage LP
4.00% 06/15/29	50,000	54,105
Lincoln National Corp.
3.63% 12/12/26	50,000	55,087
4.38% 06/15/50	55,000	61,477
Linde Inc.
1.10% 08/10/30	100,000	90,966
2.00% 08/10/50	65,000	51,265
Lloyds Banking Group PLC
3.90% 03/12/24	100,000	108,505
4.45% 05/08/25	100,000	111,674
4.65% 03/24/26	50,000	55,990
Lloyds Banking Group PLC (0.70% fixed rate until 05/11/23; 0.55% + 1 year CMT Rate thereafter)
0.70% 05/11/24 (g)	200,000	200,004
Lloyds Banking Group PLC (1.63% fixed rate until 05/11/26; 0.85% + 1 year CMT Rate thereafter)
1.63% 05/11/27 (g)	200,000	198,762
Lockheed Martin Corp.
2.80% 06/15/50	50,000	47,315
3.60% 03/01/35	55,000	61,258
4.70% 05/15/46	150,000	188,647
Loews Corp.
2.63% 05/15/23	100,000	103,890
Lowe's Companies Inc.
1.30% 04/15/28	245,000	233,046
1.70% 10/15/30	45,000	42,107
2.50% 04/15/26	130,000	136,765
2.63% 04/01/31	100,000	100,514
3.00% 10/15/50	30,000	28,019
3.38% 09/15/25	30,000	32,683
LYB International Finance BV
4.88% 03/15/44	100,000	116,950
LYB International Finance II BV
3.50% 03/02/27	100,000	108,531
M&T Bank Corp.
3.55% 07/26/23	50,000	53,533
	Principal Amount	Fair Value
Magellan Midstream Partners LP
3.25% 06/01/30	$150,000	$157,095
Main Street Capital Corp.
3.00% 07/14/26	200,000	198,620
Manulife Financial Corp.
2.48% 05/19/27	140,000	145,340
Marathon Petroleum Corp.
3.80% 04/01/28	30,000	32,496
4.50% 04/01/48	25,000	26,428
4.75% 12/15/23	50,000	54,973
5.13% 12/15/26	50,000	58,282
Markel Corp.
3.50% 11/01/27	50,000	54,592
Marriott International Inc.
4.00% 04/15/28	50,000	53,391
4.63% 06/15/30	90,000	100,579
5.75% 05/01/25	40,000	45,832
Marsh & McLennan Companies Inc.
3.88% 03/15/24	100,000	109,561
4.38% 03/15/29	25,000	28,689
4.75% 03/15/39	100,000	123,457
4.90% 03/15/49	15,000	19,142
Martin Marietta Materials Inc.
3.50% 12/15/27	50,000	54,762
Masco Corp.
3.13% 02/15/51	200,000	188,150
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	137,853
Mastercard Inc.
2.00% 03/03/25	100,000	104,151
2.95% 11/21/26	100,000	107,841
McCormick & Company Inc.
0.90% 02/15/26	100,000	97,380
1.85% 02/15/31	65,000	61,232
McDonald's Corp.
1.45% 09/01/25	30,000	30,297
2.13% 03/01/30	30,000	29,346
3.50% 07/01/27	100,000	109,960
3.63% 09/01/49	55,000	57,271
3.70% 02/15/42	150,000	158,449
3.80% 04/01/28	50,000	55,329
McKesson Corp.
3.80% 03/15/24	150,000	162,792
Mead Johnson Nutrition Co.
4.13% 11/15/25	110,000	123,333
Medtronic Inc.
4.63% 03/15/45	82,000	103,230
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	112,247
Merck & Company Inc.
0.75% 02/24/26	115,000	113,175
2.35% 06/24/40	145,000	134,891
2.40% 09/15/22	128,000	131,210
2.75% 02/10/25	70,000	74,524
3.40% 03/07/29	25,000	27,575
3.90% 03/07/39	25,000	28,463
4.00% 03/07/49	115,000	132,582
Mercy Health
4.30% 07/01/28	100,000	115,674
MetLife Inc.
4.13% 08/13/42	50,000	56,995
6.50% 12/15/32	150,000	211,342

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Micron Technology Inc.
4.64% 02/06/24	$15,000	$16,495
4.66% 02/15/30	100,000	114,043
Microsoft Corp.
2.40% 08/08/26	100,000	105,633
2.53% 06/01/50	150,000	137,116
2.88% 02/06/24	150,000	159,970
2.92% 03/17/52	215,000	211,549
3.30% 02/06/27	100,000	110,269
3.45% 08/08/36	48,000	52,957
3.50% 02/12/35	65,000	72,602
Mid-America Apartments LP
4.20% 06/15/28	100,000	112,167
MidAmerican Energy Co.
4.25% 07/15/49	100,000	117,335
Mitsubishi UFJ Financial Group Inc.
2.76% 09/13/26	50,000	52,701
3.46% 03/02/23	100,000	105,445
3.78% 03/02/25	100,000	109,302
3.96% 03/02/28	100,000	111,128
4.05% 09/11/28	100,000	111,841
4.15% 03/07/39	70,000	78,944
Mitsubishi UFJ Financial Group Inc. (0.85% fixed rate until 09/15/23; 0.68% + 1 year CMT Rate thereafter)
0.85% 09/15/24 (g)	100,000	100,094
Mizuho Financial Group Inc.
3.55% 03/05/23	100,000	105,762
4.02% 03/05/28	100,000	111,288
Mizuho Financial Group Inc. (1.23% fixed rate until 05/22/26; 0.67% + 1 year CMT Rate thereafter)
1.23% 05/22/27 (g)	300,000	291,918
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84% 07/16/25 (g)	100,000	105,701
Mohawk Industries Inc.
3.63% 05/15/30	100,000	107,422
Molson Coors Beverage Co.
3.00% 07/15/26	95,000	101,076
Moody's Corp.
3.25% 05/20/50	100,000	97,359
4.88% 02/15/24 - 12/17/48	150,000	178,280
Morgan Stanley
2.75% 05/19/22	100,000	102,682
3.13% 01/23/23	100,000	104,715
3.95% 04/23/27	50,000	55,182
4.00% 07/23/25	95,000	105,440
4.10% 05/22/23	150,000	160,419
4.35% 09/08/26	50,000	56,450
4.88% 11/01/22	150,000	159,997
Morgan Stanley (0.53% fixed rate until 01/25/23; 0.46% + SOFR thereafter)
0.53% 01/25/24 (g)	200,000	199,628
Morgan Stanley (0.56% fixed rate until 11/10/22; 0.47% + SOFR thereafter)
0.56% 11/10/23 (g)	315,000	315,299
Morgan Stanley (0.86% fixed rate until 10/21/24; 0.75% + SOFR thereafter)
0.86% 10/21/25 (g)	170,000	168,941
	Principal Amount	Fair Value
Morgan Stanley (0.99% fixed rate until 12/10/25; 0.72% + SOFR thereafter)
0.99% 12/10/26 (g)	$100,000	$97,593
Morgan Stanley (1.79% fixed rate until 02/13/31; 1.03% + SOFR thereafter)
1.79% 02/13/32 (g)	295,000	275,400
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93% 04/28/32 (g)	120,000	113,170
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (g)	15,000	15,820
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (g)	100,000	91,538
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74% 04/24/24 (g)	110,000	116,900
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (g)	100,000	109,645
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43% 01/23/30 (g)	100,000	114,506
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (g)	100,000	117,340
Motorola Solutions Inc.
4.60% 02/23/28	100,000	114,025
MPLX LP
1.75% 03/01/26	270,000	269,768
2.65% 08/15/30	90,000	88,258
4.00% 03/15/28	35,000	38,659
4.25% 12/01/27	35,000	39,234
4.50% 04/15/38	30,000	32,771
4.70% 04/15/48	25,000	27,023
4.80% 02/15/29	70,000	80,125
4.90% 04/15/58	25,000	27,029
5.50% 02/15/49	70,000	83,424
MUFG Americas Holdings Corp.
3.00% 02/10/25	120,000	127,625
Mylan Inc.
4.55% 04/15/28	100,000	113,134
Nasdaq Inc.
3.25% 04/28/50	20,000	18,805
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (g)	150,000	149,511
National Fuel Gas Co.
4.75% 09/01/28	50,000	55,173
National Retail Properties Inc.
3.60% 12/15/26	100,000	108,420
National Rural Utilities Cooperative Finance Corp.
0.35% 02/08/24	100,000	99,430

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
1.35% 03/15/31	$125,000	$112,726
1.65% 06/15/31	200,000	185,280
3.70% 03/15/29	50,000	54,686
4.40% 11/01/48	10,000	11,771
Natwest Group PLC
3.88% 09/12/23	100,000	107,240
5.13% 05/28/24	80,000	88,990
6.00% 12/19/23	75,000	84,583
Natwest Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07% 05/22/28 (g)	100,000	104,335
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (g)	100,000	113,989
Newmont Corp.
2.25% 10/01/30	65,000	63,315
NextEra Energy Capital Holdings Inc.
0.65% 03/01/23	115,000	115,348
2.75% 11/01/29	30,000	30,785
3.15% 04/01/24	100,000	106,653
3.50% 04/01/29	100,000	107,864
NIKE Inc.
2.38% 11/01/26	50,000	52,532
2.40% 03/27/25	100,000	105,332
3.25% 03/27/40	100,000	105,080
NiSource Inc.
3.60% 05/01/30	100,000	108,408
4.38% 05/15/47	100,000	112,450
Nomura Holdings Inc.
1.85% 07/16/25	100,000	99,780
Nordic Investment Bank
0.38% 09/11/25	250,000	244,165
0.50% 01/21/26	500,000	488,470
Nordstrom Inc.
4.25% 08/01/31 (c)(f)	20,000	19,995
Norfolk Southern Corp.
3.80% 08/01/28	30,000	33,368
3.94% 11/01/47	60,000	65,050
Northern Trust Corp.
1.95% 05/01/30	190,000	185,269
3.65% 08/03/28	100,000	110,845
Northrop Grumman Corp.
2.93% 01/15/25	50,000	53,242
3.25% 01/15/28	65,000	69,616
4.03% 10/15/47	75,000	83,173
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	52,166
Northwestern University
3.66% 12/01/57	10,000	11,291
NOV Inc.
3.60% 12/01/29	100,000	100,612
Novartis Capital Corp.
2.20% 08/14/30	50,000	50,308
2.40% 09/21/22	102,000	105,272
3.00% 11/20/25	50,000	53,964
NSTAR Electric Co.
3.20% 05/15/27	100,000	108,356
Nucor Corp.
2.00% 06/01/25	35,000	36,005
2.70% 06/01/30	30,000	30,659
Nutrien Ltd.
3.63% 03/15/24	150,000	161,284
	Principal Amount	Fair Value
4.00% 12/15/26	$100,000	$112,030
5.00% 04/01/49	50,000	62,407
NXP BV/NXP Funding LLC
5.55% 12/01/28 (c)	100,000	119,636
Oesterreichische Kontrollbank AG
0.50% 02/02/26	300,000	292,584
1.50% 02/12/25	100,000	103,060
Office Properties Income Trust
4.50% 02/01/25	100,000	105,632
Oglethorpe Power Corp.
3.75% 08/01/50 (c)	125,000	122,759
Ohio Power Co.
1.63% 01/15/31	100,000	93,488
4.15% 04/01/48	100,000	112,843
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	53,565
Omega Healthcare Investors Inc.
4.50% 04/01/27	100,000	109,110
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22	100,000	103,505
Oncor Electric Delivery Company LLC
2.75% 06/01/24	100,000	105,849
3.70% 11/15/28	100,000	111,219
3.80% 06/01/49	100,000	109,302
ONE Gas Inc.
1.10% 03/11/24	200,000	200,144
4.50% 11/01/48	20,000	22,399
ONEOK Inc.
4.35% 03/15/29	50,000	54,514
7.15% 01/15/51	125,000	167,324
ONEOK Partners LP
6.13% 02/01/41	162,000	191,118
Oracle Corp.
1.65% 03/25/26	45,000	45,324
2.50% 04/01/25	100,000	104,890
2.65% 07/15/26	100,000	104,922
2.80% 04/01/27	100,000	105,293
2.88% 03/25/31	50,000	50,901
3.25% 05/15/30	50,000	52,479
3.60% 04/01/40	150,000	150,820
3.63% 07/15/23	125,000	133,530
3.65% 03/25/41	80,000	80,985
3.95% 03/25/51	80,000	82,597
4.00% 07/15/46	100,000	103,116
4.30% 07/08/34	100,000	112,309
Orange S.A.
9.00% 03/01/31	50,000	77,264
O'Reilly Automotive Inc.
4.35% 06/01/28	100,000	113,327
ORIX Corp.
4.05% 01/16/24	100,000	108,830
Otis Worldwide Corp.
2.06% 04/05/25	20,000	20,623
2.29% 04/05/27	20,000	20,532
2.57% 02/15/30	20,000	20,136
3.11% 02/15/40	50,000	49,455
3.36% 02/15/50	30,000	29,547
Owens Corning
3.88% 06/01/30	50,000	54,670
Owl Rock Capital Corp.
3.40% 07/15/26	100,000	101,333

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
PACCAR Financial Corp.
0.35% 02/02/24	$300,000	$298,668
0.80% 06/08/23	70,000	70,630
1.80% 02/06/25	35,000	35,813
Pacific Gas and Electric Co.
1.37% 03/10/23	135,000	135,026
3.25% 06/01/31	85,000	84,623
3.30% 08/01/40	200,000	180,330
4.20% 06/01/41	115,000	114,547
PacifiCorp
4.15% 02/15/50	50,000	56,681
6.25% 10/15/37	153,000	208,750
Packaging Corporation of America
3.40% 12/15/27	35,000	38,173
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	22,489
4.20% 11/21/34	100,000	113,532
PayPal Holdings Inc.
2.30% 06/01/30	55,000	54,612
2.40% 10/01/24	35,000	36,788
2.85% 10/01/29	30,000	31,241
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	24,266
PECO Energy Co.
3.05% 03/15/51	80,000	78,698
PepsiCo Inc.
0.40% 10/07/23	80,000	80,285
1.40% 02/25/31	115,000	107,142
2.25% 03/19/25	100,000	105,025
2.75% 03/01/23	50,000	52,353
2.88% 10/15/49	25,000	24,323
3.00% 10/15/27	100,000	108,429
3.38% 07/29/49	35,000	36,244
3.45% 10/06/46	50,000	52,780
PerkinElmer Inc.
3.30% 09/15/29	15,000	15,867
Pfizer Inc.
2.55% 05/28/40	100,000	95,513
2.70% 05/28/50	90,000	83,568
3.20% 09/15/23	125,000	133,409
3.45% 03/15/29	50,000	54,876
3.60% 09/15/28	50,000	55,374
3.90% 03/15/39	125,000	142,250
4.00% 12/15/36 - 03/15/49	125,000	143,518
4.30% 06/15/43	100,000	117,756
Philip Morris International Inc.
0.88% 05/01/26	50,000	48,665
1.13% 05/01/23	85,000	86,300
1.75% 11/01/30	50,000	46,809
2.88% 05/01/24	50,000	53,140
3.13% 03/02/28	50,000	53,338
3.38% 08/15/29	50,000	53,905
3.88% 08/21/42	92,000	97,303
Phillips 66
3.70% 04/06/23	100,000	106,019
3.90% 03/15/28	50,000	55,123
4.88% 11/15/44	45,000	53,127
Phillips 66 Partners LP
3.15% 12/15/29	50,000	50,856
3.75% 03/01/28	10,000	10,716
4.68% 02/15/45	10,000	10,584
Piedmont Natural Gas Co. Inc.
2.50% 03/15/31	380,000	376,082
	Principal Amount	Fair Value
Pinnacle West Capital Corp.
1.30% 06/15/25	$150,000	$149,460
Pioneer Natural Resources Co.
1.13% 01/15/26	300,000	294,960
1.90% 08/15/30	100,000	92,908
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30	100,000	101,871
3.85% 10/15/23	100,000	105,903
4.50% 12/15/26	100,000	109,790
PNC Bank NA
2.95% 02/23/25	100,000	106,813
3.10% 10/25/27	100,000	108,216
PPG Industries Inc.
3.75% 03/15/28	50,000	55,986
PPL Electric Utilities Corp.
4.15% 06/15/48	100,000	114,192
President & Fellows of Harvard College
3.15% 07/15/46	50,000	52,981
Principal Financial Group Inc.
3.40% 05/15/25	50,000	54,036
Prologis LP
4.38% 02/01/29	65,000	74,775
Providence St Joseph Health Obligated Group
2.53% 10/01/29	20,000	20,423
3.93% 10/01/48	20,000	22,193
Prudential Financial Inc.
3.70% 03/13/51	50,000	52,915
3.94% 12/07/49	90,000	98,577
4.35% 02/25/50	100,000	115,563
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (g)	180,000	181,483
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (g)	100,000	114,399
Public Service Company of Colorado
3.70% 06/15/28	50,000	55,310
4.10% 06/15/48	30,000	34,058
Public Service Electric & Gas Co.
2.38% 05/15/23	100,000	103,724
2.70% 05/01/50	50,000	46,110
3.20% 08/01/49	90,000	90,453
3.65% 09/01/28	25,000	27,666
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	15,926
Public Storage
0.88% 02/15/26	200,000	195,446
3.39% 05/01/29	30,000	32,816
Puget Energy Inc.
3.65% 05/15/25	50,000	53,898
4.10% 06/15/30	125,000	135,895
QUALCOMM Inc.
2.15% 05/20/30	50,000	49,596
3.25% 05/20/50	115,000	117,019
4.30% 05/20/47	100,000	117,846
4.65% 05/20/35	50,000	61,061

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Quest Diagnostics Inc.
2.80% 06/30/31	$35,000	$35,669
4.25% 04/01/24	50,000	54,862
Ralph Lauren Corp.
1.70% 06/15/22	25,000	25,382
Raymond James Financial Inc.
3.75% 04/01/51 (f)	85,000	88,039
Raytheon Technologies Corp.
2.25% 07/01/30	50,000	49,293
3.95% 08/16/25	15,000	16,671
4.13% 11/16/28	30,000	33,774
4.45% 11/16/38	160,000	186,066
4.50% 06/01/42	158,000	187,514
4.63% 11/16/48	15,000	18,148
Realty Income Corp.
3.25% 01/15/31	160,000	169,130
4.65% 08/01/23	100,000	108,492
Regency Centers LP
4.13% 03/15/28	50,000	54,694
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	70,000	64,772
Regions Financial Corp.
3.80% 08/14/23	100,000	107,312
Reinsurance Group of America Inc.
3.90% 05/15/29	50,000	54,795
Reliance Steel & Aluminum Co.
1.30% 08/15/25	105,000	103,967
RELX Capital Inc.
3.50% 03/16/23	30,000	31,605
4.00% 03/18/29	25,000	27,671
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	27,026
Republic Services Inc.
1.45% 02/15/31	100,000	91,328
2.50% 08/15/24	70,000	73,685
3.05% 03/01/50	50,000	47,891
Reynolds American Inc.
4.45% 06/12/25	100,000	110,996
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	150,000	195,714
Rockwell Automation Inc.
3.50% 03/01/29	45,000	49,705
Rogers Communications Inc.
2.90% 11/15/26	100,000	105,731
3.00% 03/15/23	50,000	52,025
3.63% 12/15/25	60,000	65,508
3.70% 11/15/49	100,000	99,664
Roper Technologies Inc.
2.00% 06/30/30	115,000	109,818
3.80% 12/15/26	100,000	111,014
Ross Stores Inc.
0.88% 04/15/26	50,000	48,385
1.88% 04/15/31	50,000	46,871
Royal Bank of Canada
0.50% 10/26/23	100,000	100,003
0.88% 01/20/26	300,000	293,850
1.15% 06/10/25	140,000	139,916
1.60% 04/17/23	80,000	81,886
1.95% 01/17/23	30,000	30,830
2.80% 04/29/22	100,000	102,714
Royalty Pharma PLC
0.75% 09/02/23 (c)	150,000	149,808
1.20% 09/02/25 (c)	200,000	196,358
	Principal Amount	Fair Value
3.30% 09/02/40 (c)	$100,000	$96,639
RPM International Inc.
4.25% 01/15/48	50,000	51,252
Ryder System Inc.
3.40% 03/01/23	50,000	52,475
Sabine Pass Liquefaction LLC
4.50% 05/15/30	125,000	140,281
5.63% 03/01/25	135,000	154,466
5.75% 05/15/24	35,000	39,547
Sabra Health Care LP
3.90% 10/15/29	25,000	25,607
San Diego Gas & Electric Co.
3.60% 09/01/23	100,000	106,602
Sanofi
3.63% 06/19/28	100,000	111,692
Santander Holdings USA Inc.
3.40% 01/18/23	50,000	52,108
3.50% 06/07/24	100,000	106,952
4.40% 07/13/27	50,000	55,271
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (g)	100,000	99,183
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37% 01/05/24 (g)	100,000	104,541
Schlumberger Investment S.A.
2.65% 06/26/30	100,000	100,607
Sempra Energy
3.80% 02/01/38	100,000	107,397
4.05% 12/01/23	50,000	53,886
Shell International Finance BV
0.38% 09/15/23	100,000	99,922
3.13% 11/07/49	100,000	96,311
3.25% 04/06/50	100,000	98,344
3.50% 11/13/23	140,000	150,749
4.00% 05/10/46	50,000	55,623
4.13% 05/11/35	150,000	171,067
4.38% 05/11/45	100,000	116,793
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	50,000	53,791
Simon Property Group LP
2.00% 09/13/24	100,000	103,457
2.45% 09/13/29	100,000	98,977
2.75% 02/01/23	121,000	125,305
3.25% 09/13/49	100,000	93,733
Sixth Street Specialty Lending Inc.
2.50% 08/01/26	200,000	198,220
SL Green Operating Partnership LP
3.25% 10/15/22	30,000	31,057
Snap-on Inc.
3.10% 05/01/50	15,000	15,002
Southern California Edison Co.
2.95% 02/01/51	100,000	88,600
3.40% 06/01/23	100,000	105,566
3.60% 02/01/45	125,000	123,025
3.65% 02/01/50	100,000	98,919
4.20% 03/01/29	100,000	111,423
Southern California Gas Co.
2.55% 02/01/30	50,000	50,488

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Southern Co (4.00% fixed rate until 10/15/25; 3.73% + 5 year CMT Rate thereafter)
4.00% 01/15/51 (g)	$200,000	$211,028
Southern Company Gas Capital Corp.
1.75% 01/15/31	100,000	92,803
Southern Copper Corp.
5.88% 04/23/45	155,000	203,805
Southern Power Co.
0.90% 01/15/26	100,000	97,165
Southwest Airlines Co.
3.00% 11/15/26	100,000	105,280
5.13% 06/15/27	40,000	46,022
Southwestern Electric Power Co.
3.85% 02/01/48	100,000	102,764
Southwestern Public Service Co.
3.15% 05/01/50	100,000	97,359
Spectra Energy Partners LP
3.50% 03/15/25	50,000	53,693
Spirit Realty LP
2.70% 02/15/32	155,000	147,568
3.40% 01/15/30	25,000	25,865
SSM Health Care Corp.
3.69% 06/01/23	10,000	10,603
Stanley Black & Decker Inc.
2.30% 03/15/30	50,000	50,190
Starbucks Corp.
2.00% 03/12/27	25,000	25,493
2.25% 03/12/30	25,000	24,673
3.10% 03/01/23	50,000	52,436
3.35% 03/12/50	15,000	14,712
3.50% 03/01/28 - 11/15/50	200,000	204,820
3.75% 12/01/47	35,000	36,473
Steel Dynamics Inc.
2.40% 06/15/25	15,000	15,648
3.25% 01/15/31	40,000	42,334
Stryker Corp.
1.95% 06/15/30	100,000	96,650
2.90% 06/15/50	45,000	42,467
3.65% 03/07/28	50,000	55,270
Sumitomo Mitsui Financial Group Inc.
0.95% 01/12/26	300,000	291,849
1.47% 07/08/25	100,000	100,185
2.14% 09/23/30	100,000	93,762
2.30% 01/12/41	200,000	177,080
2.70% 07/16/24	100,000	105,703
2.78% 10/18/22	100,000	103,477
3.01% 10/19/26	100,000	106,835
3.35% 10/18/27	50,000	54,174
3.94% 10/16/23	100,000	108,336
4.31% 10/16/28	100,000	113,295
Suncor Energy Inc.
3.10% 05/15/25	75,000	80,090
6.85% 06/01/39	50,000	68,663
Sunoco Logistics Partners Operations LP
5.95% 12/01/25	50,000	58,228
Suzano Austria GmbH
3.75% 01/15/31	55,000	56,718
Synchrony Financial
2.85% 07/25/22	15,000	15,403
3.95% 12/01/27	100,000	107,765
4.38% 03/19/24	35,000	38,077
	Principal Amount	Fair Value
Sysco Corp.
2.40% 02/15/30	$15,000	$14,888
3.30% 02/15/50	20,000	18,985
6.60% 04/01/40	100,000	140,051
Takeda Pharmaceutical Company Ltd.
2.05% 03/31/30	100,000	96,212
4.40% 11/26/23	50,000	54,659
5.00% 11/26/28	50,000	59,094
Tampa Electric Co.
4.30% 06/15/48	50,000	56,819
Target Corp.
2.25% 04/15/25	100,000	104,767
3.38% 04/15/29	50,000	54,717
TC PipeLines LP
3.90% 05/25/27	100,000	108,604
Teck Resources Ltd.
6.25% 07/15/41	100,000	123,476
Telefonica Emisiones S.A.
4.10% 03/08/27	100,000	111,807
4.90% 03/06/48	50,000	56,878
5.52% 03/01/49	200,000	246,076
TELUS Corp.
4.60% 11/16/48	50,000	58,346
Texas Instruments Inc.
1.75% 05/04/30	35,000	33,651
3.88% 03/15/39	100,000	115,170
Textron Inc.
3.90% 09/17/29	50,000	54,433
The AES Corp.
2.45% 01/15/31 (c)	100,000	95,325
The Allstate Corp.
4.20% 12/15/46	100,000	115,825
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (g)	50,000	53,316
The Asian Infrastructure Investment Bank
0.25% 09/29/23	135,000	134,680
0.50% 01/27/26	300,000	292,575
The Bank of New York Mellon Corp.
0.75% 01/28/26	300,000	293,730
1.60% 04/24/25	100,000	101,859
2.80% 05/04/26	30,000	32,080
3.00% 02/24/25	105,000	112,694
3.45% 08/11/23	100,000	107,081
3.50% 04/28/23	100,000	106,375
3.85% 04/28/28	100,000	112,949
The Bank of Nova Scotia
1.05% 03/02/26	200,000	196,784
2.00% 11/15/22	100,000	102,714
2.70% 08/03/26	100,000	105,966
The Boeing Co.
1.17% 02/04/23	300,000	301,254
1.43% 02/04/24	165,000	165,274
1.95% 02/01/24	300,000	307,587
2.20% 02/04/26	200,000	199,406
2.95% 02/01/30	50,000	49,456
3.10% 05/01/26	100,000	104,569
3.20% 03/01/29	50,000	50,748
3.75% 02/01/50	50,000	47,755
4.88% 05/01/25	155,000	172,712
5.71% 05/01/40	100,000	122,393

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.81% 05/01/50	$100,000	$126,495
The Charles Schwab Corp.
3.85% 05/21/25	50,000	55,284
The Clorox Co.
3.50% 12/15/24	50,000	54,735
The Coca-Cola Co.
1.00% 03/15/28	120,000	114,001
1.38% 03/15/31	100,000	92,716
1.65% 06/01/30	135,000	128,805
2.00% 03/05/31	65,000	63,606
2.13% 09/06/29	100,000	100,280
2.50% 06/01/40 - 03/15/51	170,000	154,208
2.95% 03/25/25	100,000	107,784
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	15,518
The Dow Chemical Co.
2.10% 11/15/30	100,000	96,411
3.60% 11/15/50	100,000	101,109
4.38% 11/15/42	137,000	155,822
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	43,580
2.00% 12/01/24	20,000	20,898
2.38% 12/01/29	20,000	20,304
3.13% 12/01/49	30,000	30,402
The George Washington University
4.13% 09/15/48	50,000	58,386
The Georgetown University
2.94% 04/01/50	10,000	9,315
The Goldman Sachs Group Inc.
0.48% 01/27/23	100,000	99,853
2.60% 02/07/30	95,000	96,094
3.50% 04/01/25 - 11/16/26	150,000	162,569
3.63% 02/20/24	100,000	107,603
3.85% 07/08/24	50,000	54,293
4.80% 07/08/44	100,000	123,115
6.25% 02/01/41	50,000	70,856
6.75% 10/01/37	100,000	141,018
The Goldman Sachs Group Inc. (0.63% fixed rate until 11/17/22; 0.54% + SOFR thereafter)
0.63% 11/17/23 (g)	385,000	384,888
The Goldman Sachs Group Inc. (0.86% fixed rate until 02/12/25; 0.61% + SOFR thereafter)
0.86% 02/12/26 (g)	365,000	358,470
The Goldman Sachs Group Inc. (1.09% fixed rate until 12/09/25; 0.79% + SOFR thereafter)
1.09% 12/09/26 (g)	100,000	97,935
The Goldman Sachs Group Inc. (1.43% fixed rate until 03/09/26; 0.80% + SOFR thereafter)
1.43% 03/09/27 (g)	200,000	198,066
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (g)	115,000	109,188
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (g)	$100,000	$111,013
The Goldman Sachs Group Inc. (4.41% fixed rate until 04/23/38; 1.43% + 3 month USD LIBOR thereafter)
4.41% 04/23/39 (g)	150,000	174,184
The Hartford Financial Services Group Inc.
4.40% 03/15/48	100,000	115,331
The Hershey Co.
2.65% 06/01/50	60,000	54,598
3.38% 05/15/23	50,000	53,006
The Home Depot Inc.
0.90% 03/15/28	65,000	62,081
1.38% 03/15/31	200,000	185,368
2.13% 09/15/26	45,000	46,970
2.38% 03/15/51	100,000	85,913
3.13% 12/15/49	50,000	49,560
3.30% 04/15/40	100,000	105,460
3.90% 12/06/28	100,000	114,511
4.20% 04/01/43	50,000	58,113
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	11,468
The JM Smucker Co.
3.38% 12/15/27	100,000	108,708
The Kroger Co.
3.85% 08/01/23	50,000	53,539
4.50% 01/15/29	100,000	116,272
5.40% 01/15/49	100,000	128,568
The Mosaic Co.
3.25% 11/15/22	50,000	51,971
4.05% 11/15/27	50,000	55,526
The New York and Presbyterian Hospital
2.26% 08/01/40	25,000	22,457
3.95% 08/01/19	35,000	37,669
The PNC Financial Services Group Inc.
2.20% 11/01/24	50,000	52,545
3.45% 04/23/29	100,000	108,458
3.50% 01/23/24	110,000	118,539
The Procter & Gamble Co.
0.55% 10/29/25	100,000	98,342
2.45% 11/03/26	100,000	106,207
The Progressive Corp.
4.35% 04/25/44	100,000	118,171
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	110,704
The Timken Co.
4.50% 12/15/28	20,000	21,510
The TJX Companies Inc.
1.15% 05/15/28	100,000	94,908
1.60% 05/15/31	100,000	93,298
The Toronto-Dominion Bank
0.25% 01/06/23	100,000	99,809
0.45% 09/11/23	200,000	199,800
0.75% 09/11/25 - 01/06/26	200,000	195,577
2.65% 06/12/24	100,000	106,083
3.25% 03/11/24	100,000	107,605
The Travelers Companies Inc.
4.00% 05/30/47	100,000	114,170

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.35% 11/01/40	$100,000	$132,179
The Walt Disney Co.
2.65% 01/13/31	60,000	61,283
3.35% 03/24/25	100,000	108,421
3.38% 11/15/26	100,000	109,426
3.50% 05/13/40	300,000	317,547
6.65% 11/15/37	79,000	115,579
The Western Union Co.
3.60% 03/15/22	50,000	51,430
The Williams Companies Inc.
3.70% 01/15/23	10,000	10,463
4.55% 06/24/24	40,000	44,099
4.85% 03/01/48	70,000	77,976
5.10% 09/15/45	150,000	172,785
5.75% 06/24/44	15,000	18,295
5.80% 11/15/43	150,000	183,775
Thermo Fisher Scientific Inc.
2.60% 10/01/29	50,000	51,317
4.50% 03/25/30	100,000	116,704
Time Warner Cable LLC
4.50% 09/15/42	150,000	160,300
T-Mobile USA Inc.
2.25% 11/15/31 (c)	100,000	94,906
2.55% 02/15/31 (c)	40,000	39,088
3.00% 02/15/41 (c)	180,000	167,510
3.30% 02/15/51 (c)	250,000	233,230
3.60% 11/15/60 (c)	45,000	42,813
4.38% 04/15/40 (c)	150,000	165,870
Total Capital International S.A.
2.43% 01/10/25	50,000	52,383
3.13% 05/29/50	150,000	141,907
3.46% 02/19/29	100,000	109,042
Total Capital S.A.
3.88% 10/11/28	25,000	28,182
Toyota Motor Credit Corp.
0.35% 10/14/22	250,000	250,125
0.45% 01/11/24	300,000	299,442
0.80% 10/16/25 - 01/09/26	450,000	441,330
2.70% 01/11/23	100,000	104,099
2.90% 03/30/23	100,000	104,908
3.45% 09/20/23	50,000	53,597
3.65% 01/08/29	100,000	110,901
Trane Technologies Global Holding Company Ltd.
4.25% 06/15/23	100,000	107,957
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	100,000	116,814
TransCanada PipeLines Ltd.
4.10% 04/15/30	100,000	111,713
4.25% 05/15/28	50,000	56,299
5.10% 03/15/49	50,000	61,500
7.63% 01/15/39	100,000	150,193
Transcontinental Gas Pipe Line Company LLC
3.95% 05/15/50	100,000	102,952
4.00% 03/15/28	100,000	111,204
Truist Bank
2.80% 05/17/22	50,000	51,293
3.00% 02/02/23	100,000	104,535
3.20% 04/01/24	50,000	53,657
Truist Financial Corp.
1.95% 06/05/30	135,000	130,710
2.85% 10/26/24	50,000	53,421
3.75% 12/06/23	100,000	108,347
4.00% 05/01/25	50,000	55,272
	Principal Amount	Fair Value
Truist Financial Corp. (1.27% fixed rate until 03/02/26; 0.61% + SOFR thereafter)
1.27% 03/02/27 (g)	$90,000	$89,040
Tucson Electric Power Co.
4.85% 12/01/48	50,000	59,918
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	58,040
Tyson Foods Inc.
4.00% 03/01/26	15,000	16,635
4.88% 08/15/34	70,000	84,003
5.10% 09/28/48	35,000	44,379
U.S. Bancorp
3.95% 11/17/25	100,000	111,833
U.S. Bank NA
2.80% 01/27/25	50,000	53,211
UDR Inc.
2.10% 06/15/33	100,000	92,252
4.40% 01/26/29	50,000	56,381
Unilever Capital Corp.
0.38% 09/14/23	100,000	100,277
1.38% 09/14/30	105,000	98,508
2.00% 07/28/26	50,000	51,774
2.90% 05/05/27	100,000	107,648
Union Electric Co.
2.63% 03/15/51	65,000	57,799
2.95% 06/15/27	100,000	107,176
3.50% 03/15/29	25,000	27,221
3.65% 04/15/45	35,000	36,964
Union Pacific Corp.
2.15% 02/05/27	100,000	102,995
2.97% 09/16/62 (c)	15,000	13,348
3.00% 04/15/27	100,000	107,523
3.50% 06/08/23	50,000	53,118
3.55% 08/15/39	15,000	15,950
3.70% 03/01/29	65,000	71,776
3.84% 03/20/60	105,000	111,342
3.95% 09/10/28 - 08/15/59	50,000	55,157
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	165,890	183,501
United Parcel Service Inc.
2.45% 10/01/22	75,000	77,365
3.05% 11/15/27	50,000	54,530
3.75% 11/15/47	50,000	55,067
3.90% 04/01/25	100,000	110,745
UnitedHealth Group Inc.
1.25% 01/15/26	90,000	90,082
2.88% 08/15/29	75,000	79,416
2.95% 10/15/27	100,000	107,588
3.10% 03/15/26	50,000	54,325
3.50% 02/15/24 - 08/15/39	120,000	129,480
3.70% 12/15/25 - 08/15/49	75,000	81,997
3.75% 10/15/47	100,000	109,242
3.88% 12/15/28	15,000	16,904
4.45% 12/15/48	10,000	12,244
4.63% 07/15/35	45,000	54,839
6.88% 02/15/38	100,000	150,619
University of Notre Dame du Lac
3.39% 02/15/48	25,000	27,312
Unum Group
4.50% 12/15/49	30,000	30,312
Vale Overseas Ltd.
6.25% 08/10/26	100,000	118,727
6.88% 11/10/39	100,000	133,404

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Valero Energy Corp.
2.85% 04/15/25	$25,000	$26,124
6.63% 06/15/37	50,000	64,980
Valero Energy Partners LP
4.38% 12/15/26	100,000	112,028
Ventas Realty LP
4.00% 03/01/28	50,000	55,263
4.40% 01/15/29	100,000	111,898
VEREIT Operating Partnership LP
3.40% 01/15/28	100,000	105,687
4.60% 02/06/24	20,000	21,886
4.88% 06/01/26	25,000	28,636
Verisk Analytics Inc.
4.13% 03/15/29	60,000	66,583
Verizon Communications Inc.
0.75% 03/22/24	35,000	35,047
0.85% 11/20/25	100,000	97,814
1.45% 03/20/26	40,000	40,026
1.75% 01/20/31	100,000	93,106
2.10% 03/22/28	60,000	60,194
2.55% 03/21/31	140,000	139,817
2.63% 08/15/26	100,000	105,605
2.65% 11/20/40	300,000	274,203
2.88% 11/20/50	100,000	88,860
2.99% 10/30/56 (c)	119,000	104,689
3.00% 11/20/60	90,000	78,345
3.38% 02/15/25	100,000	108,469
3.40% 03/22/41	80,000	81,258
3.55% 03/22/51	85,000	84,940
3.70% 03/22/61	45,000	44,520
3.85% 11/01/42	136,000	146,355
3.88% 02/08/29	5,000	5,584
4.02% 12/03/29	100,000	111,821
4.33% 09/21/28	109,000	124,804
4.40% 11/01/34	50,000	57,168
4.52% 09/15/48	150,000	172,944
4.81% 03/15/39	189,000	226,014
5.15% 09/15/23	100,000	110,997
VF Corp.
2.95% 04/23/30	30,000	31,065
ViacomCBS Inc.
4.00% 01/15/26	50,000	55,045
4.20% 05/19/32	150,000	167,697
4.95% 05/19/50	100,000	117,418
5.85% 09/01/43	100,000	127,843
Virginia Electric & Power Co.
2.45% 12/15/50	100,000	85,933
4.60% 12/01/48	60,000	73,510
4.65% 08/15/43	100,000	120,222
Visa Inc.
1.10% 02/15/31	100,000	91,058
2.00% 08/15/50	100,000	81,010
2.15% 09/15/22	100,000	102,638
2.70% 04/15/40	100,000	98,170
4.30% 12/14/45	100,000	120,879
VMware Inc.
4.50% 05/15/25	100,000	111,590
4.65% 05/15/27	100,000	113,330
Vodafone Group PLC
4.25% 09/17/50	55,000	60,439
4.38% 05/30/28 - 02/19/43	205,000	230,730
5.00% 05/30/38	100,000	120,723
5.25% 05/30/48	50,000	62,496
	Principal Amount	Fair Value
Vornado Realty LP
3.50% 01/15/25	$50,000	$52,800
Vulcan Materials Co.
4.70% 03/01/48	50,000	58,810
Walgreens Boots Alliance Inc.
3.45% 06/01/26	55,000	59,562
4.50% 11/18/34	155,000	174,263
Walmart Inc.
2.35% 12/15/22	100,000	103,359
3.25% 07/08/29	40,000	43,780
3.40% 06/26/23	50,000	53,302
3.63% 12/15/47	125,000	138,244
3.70% 06/26/28	100,000	112,362
3.95% 06/28/38	300,000	346,968
4.05% 06/29/48	85,000	99,909
Waste Connections Inc.
3.50% 05/01/29	50,000	53,908
Waste Management Inc.
1.50% 03/15/31	100,000	92,312
2.90% 09/15/22	50,000	51,532
4.15% 07/15/49	65,000	74,233
WEC Energy Group Inc.
0.55% 09/15/23	50,000	49,927
Wells Fargo & Co.
4.13% 08/15/23	150,000	162,267
4.15% 01/24/29	100,000	112,652
4.40% 06/14/46	50,000	55,572
4.65% 11/04/44	50,000	57,672
4.75% 12/07/46	100,000	118,151
5.61% 01/15/44	69,000	87,931
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (g)	165,000	170,197
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (g)	120,000	122,963
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41% 10/30/25 (g)	90,000	93,989
Wells Fargo & Co. (2.57% fixed rate until 02/11/30; 1.00% + 3 month USD LIBOR thereafter)
2.57% 02/11/31 (g)	165,000	165,898
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (g)	100,000	103,060
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (g)	165,000	161,840
Wells Fargo Bank NA
3.55% 08/14/23	50,000	53,509
Welltower Inc.
2.75% 01/15/31	105,000	104,757
3.63% 03/15/24	25,000	26,968
4.25% 04/15/28	115,000	127,956
Westinghouse Air Brake Technologies Corp.
3.45% 11/15/26	100,000	107,866
Westlake Chemical Corp.
4.38% 11/15/47	50,000	54,929

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp.
2.96% 11/16/40	$200,000	$186,468
3.30% 02/26/24	100,000	107,686
3.35% 03/08/27	100,000	109,713
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32% 11/23/31 (g)	100,000	110,318
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (g)	100,000	106,854
Weyerhaeuser Co.
7.38% 03/15/32	100,000	140,543
Whirlpool Corp.
3.70% 05/01/25	50,000	54,582
4.60% 05/15/50	225,000	259,126
Willis North America Inc.
2.95% 09/15/29	85,000	88,222
3.88% 09/15/49	35,000	37,345
4.50% 09/15/28	50,000	56,885
Willis-Knighton Medical Center
3.07% 03/01/51	100,000	93,534
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	11,745
Wisconsin Power & Light Co.
3.05% 10/15/27	100,000	106,613
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	20,212
WP Carey Inc.
3.85% 07/15/29	50,000	53,897
WR Berkley Corp.
4.00% 05/12/50	20,000	21,521
WRKCo Inc.
4.20% 06/01/32	50,000	56,209
4.65% 03/15/26	100,000	113,594
WW Grainger Inc.
1.85% 02/15/25	50,000	51,486
Xcel Energy Inc.
0.50% 10/15/23	80,000	80,017
3.30% 06/01/25	50,000	53,651
Xilinx Inc.
2.38% 06/01/30	100,000	97,803
Xylem Inc.
2.25% 01/30/31	75,000	73,478
Zimmer Biomet Holdings Inc.
3.05% 01/15/26	100,000	107,025
3.70% 03/19/23	75,000	79,353
Zoetis Inc.
3.00% 05/15/50	70,000	66,811
4.70% 02/01/43	50,000	60,501
		159,180,347
Non-Agency Collateralized Mortgage Obligations - 0.1%
BANK 2019-BNK20
3.01% 09/15/62	50,000	52,453
BANK 2019-BNK22
2.98% 11/15/62	50,000	52,405
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	56,964
Benchmark Mortgage Trust
2.95% 08/15/57	100,000	104,671
4.12% 07/15/51 (g)	100,000	112,803
	Principal Amount	Fair Value
CD 2017-CD6 Mortgage Trust
3.46% 11/13/50	$150,000	$163,230
Citigroup Commercial Mortgage Trust
2.72% 02/15/53	250,000	256,912
4.03% 05/10/47	100,000	108,202
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	160,740
GS Mortgage Securities Trust
2.78% 10/10/49	78,663	82,467
3.97% 02/10/52	50,000	55,973
3.98% 02/10/48	150,000	162,326
JPMBB Commercial Mortgage Securities Trust
3.41% 03/15/50	149,153	159,179
3.76% 08/15/46 (g)	119,172	123,522
3.80% 09/15/47	75,000	81,200
Morgan Stanley Bank of America Merrill Lynch Trust
2.86% 09/15/49	250,000	264,209
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	163,654
UBS Commercial Mortgage Trust
4.07% 12/15/51	100,000	110,881
Wells Fargo Commercial Mortgage Trust
2.92% 10/15/45	141,156	144,884
4.69% 10/15/45 (g)	220,000	225,770
WFRBS Commercial Mortgage Trust
4.02% 12/15/46	35,000	37,618
		2,680,063
Sovereign Bonds - 0.6%
Export Development Canada
2.50% 01/24/23	200,000	208,180
Export-Import Bank of Korea
0.63% 02/09/26	500,000	485,260
1.88% 02/12/25	100,000	102,632
3.00% 11/01/22	200,000	208,038
3.63% 11/27/23	100,000	108,190
FMS Wertmanagement
2.00% 08/01/22	200,000	204,740
2.75% 01/30/24	100,000	106,517
Government of Chile
2.45% 01/31/31	200,000	201,036
3.10% 01/22/61	200,000	185,700
3.13% 01/21/26	100,000	107,614
3.50% 01/25/50	100,000	102,070
Government of Colombia
3.00% 01/30/30	200,000	195,814
3.88% 02/15/61	200,000	179,220
4.13% 05/15/51	100,000	95,193
5.00% 06/15/45	150,000	160,023
6.13% 01/18/41	150,000	178,062
Government of Hungary
5.38% 03/25/24	100,000	113,281
Government of Indonesia
3.05% 03/12/51	100,000	99,176
3.85% 10/15/30	200,000	219,554
4.75% 02/11/29	100,000	114,781
Government of Israel
2.88% 03/16/26	100,000	107,754
3.88% 07/03/50	100,000	109,952

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Government of Italy
1.25% 02/17/26	$200,000	$195,758
2.88% 10/17/29	100,000	101,237
5.38% 06/15/33	150,000	182,544
Government of Mexico
2.66% 05/24/31	300,000	284,313
4.00% 10/02/23	100,000	107,758
4.35% 01/15/47	100,000	99,039
4.75% 03/08/44	102,000	106,946
5.00% 04/27/51	100,000	108,464
5.75% 10/12/10	172,000	191,587
6.05% 01/11/40	130,000	156,148
Government of Panama
2.25% 09/29/32	200,000	189,304
3.75% 03/16/25	100,000	108,778
4.50% 04/01/56	100,000	109,796
6.70% 01/26/36	150,000	201,783
Government of Peru
2.78% 12/01/60	200,000	165,528
6.55% 03/14/37	147,000	199,401
7.35% 07/21/25	100,000	123,864
Government of Philippines
2.46% 05/05/30	200,000	202,440
2.95% 05/05/45	100,000	93,455
3.70% 03/01/41	100,000	104,325
3.75% 01/14/29	100,000	110,858
4.20% 01/21/24	100,000	109,483
Government of Poland
3.00% 03/17/23	147,000	154,227
3.25% 04/06/26	100,000	110,546
5.00% 03/23/22	100,000	104,550
Government of Uruguay
4.38% 01/23/31	100,000	115,939
4.50% 08/14/24	100,000	108,721
4.98% 04/20/55	100,000	122,535
Japan Bank for International Cooperation
0.38% 09/15/23	80,000	79,854
1.25% 01/21/31	200,000	187,576
1.63% 10/17/22	200,000	204,010
2.88% 07/21/27	100,000	108,020
3.38% 10/31/23	200,000	214,754
Korea International Bond
2.50% 06/19/29	100,000	104,127
Province of Alberta Canada
2.95% 01/23/24	150,000	160,257
3.35% 11/01/23	150,000	161,121
Province of British Columbia Canada
1.30% 01/29/31	200,000	188,222
Province of Manitoba Canada
2.60% 04/16/24	100,000	106,132
Province of Ontario Canada
0.63% 01/21/26	100,000	97,810
1.13% 10/07/30	200,000	184,476
1.60% 02/25/31	200,000	191,582
3.05% 01/29/24	150,000	160,773
3.40% 10/17/23	150,000	161,273
Province of Quebec Canada
0.60% 07/23/25	200,000	197,292
Svensk Exportkredit AB
1.63% 11/14/22	200,000	204,404
The Korea Development Bank
2.13% 10/01/24	100,000	105,304
		10,379,101
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.2%
Board of Regents of the University of Texas System
4.79% 08/15/46	$100,000	$127,348
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	121,928
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	104,793
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	121,384
Dallas Area Rapid Transit
5.02% 12/01/48	75,000	101,002
East Bay Municipal Utility District
5.87% 06/01/40	100,000	137,470
Los Angeles Department of Water & Power
6.57% 07/01/45	100,000	155,665
6.60% 07/01/50	90,000	145,917
Los Angeles Unified School District
5.76% 07/01/29	110,000	136,541
Municipal Electric Authority of Georgia
6.64% 04/01/57	123,000	175,951
New York City Water & Sewer System
6.01% 06/15/42	50,000	72,532
New York State Dormitory Authority
3.14% 07/01/43	50,000	48,224
New York State Urban Development Corp.
3.90% 03/15/33	25,000	27,466
North Texas Tollway Authority
6.72% 01/01/49	100,000	158,534
Port Authority of New York & New Jersey
1.09% 07/01/23	135,000	137,010
5.31% 08/01/46	200,000	226,099
Sales Tax Securitization Corp.
4.64% 01/01/40	25,000	29,960
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	74,033
State Board of Administration Finance Corp.
2.15% 07/01/30	200,000	199,837
State of California
2.38% 10/01/26	200,000	211,701
2.50% 10/01/29	300,000	313,258
7.60% 11/01/40	100,000	166,047
Texas Transportation Commission
2.56% 04/01/42	80,000	78,137
University of California
4.60% 05/15/31	100,000	116,441
6.58% 05/15/49	100,000	148,448
		3,335,726
Total Bonds and Notes (Cost $380,471,728)		396,282,231

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Exchange Traded & Mutual Funds - 12.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5,218,122	$89,934,332
SPDR Bloomberg Barclays High Yield Bond ETF (i)	1,117,981	121,636,333
SPDR Dow Jones REIT ETF (i)	54,355	5,145,788
SPDR Portfolio Long Term Corporate Bond ETF (i)	508,599	15,344,432
Total Exchange Traded & Mutual Funds (Cost $219,812,458)		232,060,885
Total Investments in Securities (Cost $1,700,749,248)		1,790,404,419
	Number of Shares	Fair Value
Short-Term Investments - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (i)(j)(k) (Cost $23,124,185)	23,124,185	$23,124,185
Total Investments (Cost $1,723,873,433)		1,813,528,604
Other Assets and Liabilities, net - 0.0%		743,995
NET ASSETS - 100.0%		$1,814,272,599

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2021	5	$978,096	$991,850	$13,754
MSCI Emerging Markets Index Futures	June 2021	31	2,066,612	2,049,875	(16,737)
E-mini Russell 2000 Index Futures	June 2021	10	1,172,861	1,111,250	(61,611)
MSCI EAFE Mini Index Futures	June 2021	36	3,948,241	3,945,600	(2,641)
					$(67,235)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $16,741,448 or 0.92% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Step coupon bond.
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(k)	Coupon amount represents effective yield.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
AGC - Assured Guaranty Corporation
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
MBIA - Municipal Bond Investors Assurance Corporation
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SPDR - Standard and Poor's Depositary Receipt
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Total Return V.I.S. Fund	Investments in Securities
	Domestic Equity	$711,285,080	$845	$—	$711,285,925
	Foreign Equity	450,775,378	—	—	450,775,378
	U.S. Treasuries	—	161,386,790	—	161,386,790
	Agency Mortgage Backed	—	57,074,731	—	57,074,731
	Agency Collateralized Mortgage Obligations	—	1,616,417	—	1,616,417
	Asset Backed	—	629,056	—	629,056
	Corporate Notes	—	159,180,347	—	159,180,347
	Non-Agency Collateralized Mortgage Obligations	—	2,680,063	—	2,680,063
	Sovereign Bonds	—	10,379,101	—	10,379,101
	Municipal Bonds and Notes	—	3,335,726	—	3,335,726
	Exchange Traded & Mutual Funds	232,060,885	—	—	232,060,885
	Short-Term Investments	23,124,185	—	—	23,124,185
	Total Investments in Securities	$1,417,245,528	$396,283,076	$—	$1,813,528,604
	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$13,754	$—	$—	$13,754
	Long Futures Contracts - Unrealized Depreciation	(80,989)	—	—	(80,989)
	Total Other Financial Instruments	$(67,235)	$—	$—	$(67,235)
The Fund was invested in the following countries/territories at March 31, 2021 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	72.60%
Japan	4.42%
United Kingdom	2.66%
Canada	2.29%
France	1.85%
China	1.78%
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Switzerland	1.75%
Germany	1.74%
Australia	1.34%
Netherlands	1.02%
Taiwan	0.76%
South Korea	0.74%
Hong Kong	0.67%
Sweden	0.64%
Ireland	0.57%
India	0.54%
Spain	0.50%
Supranational	0.46%
Denmark	0.39%
Italy	0.38%
Brazil	0.26%
Singapore	0.22%
Finland	0.20%
South Africa	0.18%
Mexico	0.17%
Russian Federation	0.17%
Israel	0.15%
Norway	0.15%
Belgium	0.14%
Saudi Arabia	0.14%
Bermuda	0.10%
Thailand	0.08%
Luxembourg	0.08%
Austria	0.07%
New Zealand	0.07%
Indonesia	0.06%
Chile	0.06%
Cayman Islands	0.05%
Peru	0.05%
Malaysia	0.05%
UAE	0.05%
Colombia	0.05%
Puerto Rico	0.04%
Philippines	0.04%
Panama	0.04%
Uruguay	0.04%
Portugal	0.03%
Poland	0.03%
Qatar	0.03%
Hungary	0.03%
Kuwait	0.02%
Jersey	0.01%
Macau	0.01%
Czech	0.01%
Jordan	0.01%
Isle Of Man	0.01%
Greece	0.00%
Turkey	0.00%
Cyprus	0.00%
Argentina	0.00%
Romania	0.00%
Guernsey	0.00%
Pakistan	0.00%
Monaco	0.00%
Bahamas	0.00%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2021 (unaudited):
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Exchange Traded Funds	12.79%	0.00%	12.79%
Diversified Banks	0.94%	2.53%	3.47%
Pharmaceuticals	1.20%	1.37%	2.57%
Interactive Media & Services	1.76%	0.49%	2.25%
Technology Hardware, Storage & Peripherals	1.74%	0.45%	2.19%
Semiconductors	1.47%	0.60%	2.07%
Internet & Direct Marketing Retail	1.24%	0.74%	1.98%
Systems Software	1.88%	0.04%	1.92%
Biotechnology	1.55%	0.20%	1.75%
Application Software	1.37%	0.31%	1.68%
Healthcare Equipment	1.06%	0.42%	1.48%
Data Processing & Outsourced Services	1.30%	0.16%	1.46%
Regional Banks	1.18%	0.06%	1.24%
Automobile Manufacturers	0.54%	0.68%	1.22%
Integrated Oil & Gas	0.38%	0.63%	1.01%
Electric Utilities	0.55%	0.43%	0.98%
Industrial Machinery	0.56%	0.41%	0.97%
Packaged Foods & Meats	0.35%	0.61%	0.96%
Semiconductor Equipment	0.38%	0.41%	0.79%
Aerospace & Defense	0.58%	0.20%	0.78%
Integrated Telecommunication Services	0.39%	0.38%	0.77%
Life & Health Insurance	0.18%	0.56%	0.74%
Specialty Chemicals	0.37%	0.34%	0.71%
Industrial Conglomerates	0.36%	0.28%	0.64%
IT Consulting & Other Services	0.22%	0.41%	0.63%
Apparel, Accessories & Luxury Goods	0.08%	0.55%	0.63%
Life Sciences Tools & Services	0.48%	0.14%	0.62%
Movies & Entertainment	0.54%	0.08%	0.62%
Household Products	0.43%	0.17%	0.60%
Restaurants	0.48%	0.11%	0.59%
Electrical Components & Equipment	0.33%	0.26%	0.59%
Asset Management & Custody Banks	0.35%	0.18%	0.53%
Railroads	0.26%	0.27%	0.53%
Building Products	0.29%	0.24%	0.53%
Multi-Sector Holdings	0.41%	0.11%	0.52%
Property & Casualty Insurance	0.28%	0.23%	0.51%
Financial Exchanges & Data	0.31%	0.19%	0.50%
Managed Healthcare	0.48%	0.01%	0.49%
Trading Companies & Distributors	0.21%	0.26%	0.47%
Diversified Metals & Mining	0.01%	0.46%	0.47%
Personal Products	0.09%	0.36%	0.45%
Soft Drinks	0.40%	0.05%	0.45%
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Wireless Telecommunication Services	0.07%	0.37%	0.44%
Specialized REITs	0.44%	0.00%	0.44%
Research & Consulting Services	0.21%	0.22%	0.43%
Multi-Utilities	0.26%	0.16%	0.42%
Multi-Line Insurance	0.07%	0.35%	0.42%
Investment Banking & Brokerage	0.36%	0.06%	0.42%
Home Improvement Retail	0.40%	0.01%	0.41%
Oil & Gas Exploration & Production	0.29%	0.11%	0.40%
Communications Equipment	0.32%	0.07%	0.39%
Construction Machinery & Heavy Trucks	0.25%	0.14%	0.39%
Hypermarkets & Super Centers	0.31%	0.08%	0.39%
Casinos & Gaming	0.22%	0.16%	0.38%
Healthcare Services	0.32%	0.05%	0.37%
Cable & Satellite	0.34%	0.03%	0.37%
Tobacco	0.21%	0.16%	0.37%
Air Freight & Logistics	0.22%	0.13%	0.35%
Electronic Equipment & Instruments	0.16%	0.18%	0.34%
Electronic Components	0.13%	0.21%	0.34%
Construction & Engineering	0.16%	0.16%	0.32%
Steel	0.14%	0.19%	0.33%
Auto Parts & Equipment	0.13%	0.19%	0.32%
Apparel Retail	0.20%	0.11%	0.31%
Food Retail	0.04%	0.25%	0.29%
Healthcare Supplies	0.18%	0.12%	0.30%
Interactive Home Entertainment	0.12%	0.17%	0.29%
Consumer Finance	0.26%	0.03%	0.29%
Hotels, Resorts & Cruise Lines	0.25%	0.04%	0.29%
Internet Services & Infrastructure	0.13%	0.15%	0.28%
Home Building	0.21%	0.06%	0.27%
Oil & Gas Storage & Transportation	0.10%	0.17%	0.27%
Oil & Gas Refining & Marketing	0.13%	0.14%	0.27%
Commodity Chemicals	0.09%	0.18%	0.27%
Industrial Gases	0.05%	0.21%	0.26%
General Merchandise Stores	0.16%	0.09%	0.25%
Retail REITs	0.17%	0.08%	0.25%
Gold	0.05%	0.19%	0.24%
Industrial REITs	0.18%	0.06%	0.24%
Footwear	0.21%	0.03%	0.24%
Distillers & Vintners	0.05%	0.18%	0.23%
Consumer Electronics	0.02%	0.20%	0.22%
Construction Materials	0.06%	0.15%	0.21%
Thrifts & Mortgage Finance	0.17%	0.04%	0.21%
Healthcare Technology	0.16%	0.04%	0.20%
Automotive Retail	0.19%	0.02%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Trucking	0.18%	0.01%	0.19%
Environmental & Facilities Services	0.15%	0.03%	0.18%
Brewers	0.02%	0.16%	0.18%
Human Resource & Employment Services	0.09%	0.09%	0.18%
Insurance Brokers	0.15%	0.02%	0.17%
Diversified Real Estate Activities	0.01%	0.16%	0.17%
Residential REITs	0.16%	0.00%	0.16%
Airlines	0.13%	0.03%	0.16%
Healthcare Facilities	0.13%	0.03%	0.16%
Diversified Capital Markets	0.00%	0.16%	0.16%
Leisure Products	0.11%	0.05%	0.16%
Diversified Chemicals	0.02%	0.14%	0.16%
Health Care REITs	0.15%	0.00%	0.15%
Agricultural & Farm Machinery	0.11%	0.04%	0.15%
Diversified REITs	0.09%	0.06%	0.15%
Office REITs	0.11%	0.04%	0.15%
Mortgage REITs	0.14%	0.00%	0.14%
Reinsurance	0.01%	0.12%	0.13%
Fertilizers & Agricultural Chemicals	0.07%	0.06%	0.13%
Real Estate Operating Companies	0.01%	0.12%	0.13%
Healthcare Distributors	0.10%	0.02%	0.12%
Oil & Gas Equipment & Services	0.12%	0.01%	0.13%
Specialty Stores	0.10%	0.02%	0.12%
Real Estate Development	0.01%	0.11%	0.12%
Heavy Electrical Equipment	0.02%	0.10%	0.12%
Electronic Manufacturing Services	0.05%	0.06%	0.11%
Advertising	0.04%	0.06%	0.10%
Diversified Support Services	0.08%	0.02%	0.10%
Paper Packaging	0.07%	0.03%	0.10%
Broadcasting	0.09%	0.00%	0.09%
Agricultural Products	0.08%	0.01%	0.09%
Real Estate Services	0.08%	0.01%	0.09%
Home Furnishing Retail	0.08%	0.02%	0.10%
Education Services	0.06%	0.03%	0.09%
Water Utilities	0.06%	0.02%	0.08%
Food Distributors	0.08%	0.01%	0.09%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Paper Products	0.02%	0.06%	0.08%
Copper	0.04%	0.04%	0.08%
Computer & Electronics Retail	0.07%	0.01%	0.08%
Tires & Rubber	0.02%	0.06%	0.08%
Metal & Glass Containers	0.07%	0.01%	0.08%
Renewable Electricity	0.04%	0.03%	0.07%
Marine	0.02%	0.05%	0.07%
Alternative Carriers	0.07%	0.00%	0.07%
Household Appliances	0.04%	0.03%	0.07%
Other Diversified Financial Services	0.02%	0.05%	0.07%
See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Technology Distributors	0.05%	0.01%	0.06%
Department Stores	0.03%	0.03%	0.06%
Leisure Facilities	0.03%	0.03%	0.06%
Drug Retail	0.04%	0.02%	0.06%
Independent Power Producers & Energy Traders	0.03%	0.02%	0.05%
Aluminum	0.04%	0.02%	0.06%
Highways & Railtracks	0.00%	0.05%	0.05%
Airport Services	0.00%	0.05%	0.05%
Publishing	0.03%	0.02%	0.05%
Security & Alarm Services	0.02%	0.03%	0.05%
Distributors	0.04%	0.00%	0.04%
Forest Products	0.02%	0.02%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Office Services & Supplies	0.04%	0.00%	0.04%
Coal & Consumable Fuels	0.01%	0.03%	0.04%
Precious Metals & Minerals	0.00%	0.03%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Commercial Printing	0.02%	0.02%	0.04%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Silver	0.01%	0.01%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Housewares & Specialties	0.01%	0.00%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%
			76.87%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.90%
Corporate Notes	8.78%
Agency Mortgage Backed	3.15%
Sovereign Bonds	0.57%
Municipal Bonds and Notes	0.18%
Non-Agency Collateralized Mortgage Obligations	0.15%
Agency Collateralized Mortgage Obligations	0.09%
Asset Backed	0.03%
21.85%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	1.28%
100.00%

See accompanying notes to schedule of investments.

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,964,250	$84,964,250	$109,063,411	$170,903,476	$—	$—	23,124,185	$23,124,185	$3,000
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	546,231	18,080,246	792,964	1,996,657	(38,049)	(1,494,072)	508,599	15,344,432	87,270
SPDR Dow Jones REIT ETF	54,355	4,712,578	—	—	—	433,210	54,355	5,145,788	42,534
SPDR Bloomberg Barclays International Treasury Bond ETF	1,143,138	35,700,200	1,194,104	36,212,733	558,734	(1,240,305)	—	—	26,409
SPDR Bloomberg Barclays High Yield Bond ETF	829,249	90,338,386	67,020,125	35,171,689	(483,366)	(67,123)	1,117,981	121,636,333	1,008,246
TOTAL		$233,795,660	$178,070,604	$244,284,555	$37,319	$(2,368,290)		$165,250,738	$1,167,459
See accompanying notes to schedule of investments.

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.4% †
Alternate Housing - 10.3%
American Campus Communities Inc.	29,520	$1,274,378
Invitation Homes Inc.	77,454	2,477,754
Sun Communities Inc.	7,950	1,192,818
		4,944,950
Data Center - 10.1%
Digital Realty Trust Inc.	10,727	1,510,791
Equinix Inc.	4,872	3,310,962
		4,821,753
Freestanding - 1.7%
Agree Realty Corp.	12,023	809,268
Healthcare - 10.7%
Diversified Healthcare Trust	30,230	144,499
Healthpeak Properties Inc.	16,320	517,997
Medical Properties Trust Inc.	41,523	883,610
Sabra Health Care REIT Inc.	33,771	586,265
Ventas Inc.	11,998	639,973
Welltower Inc.	33,078	2,369,377
		5,141,721
Hotel - 4.1%
Apple Hospitality REIT Inc.	16,007	233,222
Host Hotels & Resorts Inc.	65,467	1,103,119
Park Hotels & Resorts Inc.	2,250	48,555
Ryman Hospitality Properties Inc.	6,493	503,272
Xenia Hotels & Resorts Inc.	3,954	77,103
		1,965,271
Industrial - 15.1%
Americold Realty Trust	23,170	891,350
CyrusOne Inc.	6,830	462,527
Duke Realty Corp.	26,330	1,104,017
First Industrial Realty Trust Inc.	20,019	916,670
Prologis Inc.	31,870	3,378,220
Rexford Industrial Realty Inc.	9,730	490,392
		7,243,176
Multifamily - 12.7%
AvalonBay Communities Inc.	8,755	1,615,385
Equity Residential	19,570	1,401,799
Essex Property Trust Inc.	4,594	1,248,833
Mid-America Apartment Communities Inc.	3,690	532,688
UDR Inc.	29,358	1,287,642
		6,086,347
Net Lease - 3.0%
Broadstone Net Lease Inc.	22,980	420,534
Realty Income Corp.	6,763	429,451
STORE Capital Corp.	16,820	563,470
		1,413,455
Office - 11.0%
American Assets Trust Inc.	14,856	481,929
Columbia Property Trust Inc.	24,297	415,479
Cousins Properties Inc.	29,120	1,029,392
Douglas Emmett Inc.	17,150	538,510
Empire State Realty Trust Inc., Class A	11,751	130,789
JBG SMITH Properties	25,456	809,246
	Number of Shares	Fair Value
Kilroy Realty Corp.	9,550	$626,766
SL Green Realty Corp.	1,061	74,259
VEREIT Inc.	30,246	1,168,101
		5,274,471
Regional Malls - 1.3%
Simon Property Group Inc.	5,610	638,250
Self Storage - 6.5%
Extra Space Storage Inc.	7,575	1,004,066
Life Storage Inc.	14,070	1,209,317
Public Storage	3,680	908,077
		3,121,460
Shopping Centers - 7.2%
Acadia Realty Trust	27,960	530,401
Brixmor Property Group Inc.	41,874	847,111
Federal Realty Investment Trust	5,749	583,236
Regency Centers Corp.	13,640	773,524
Retail Properties of America Inc., Class A	48,899	512,462
Weingarten Realty Investors	6,766	182,073
		3,428,807
Specialty - 5.7%
American Tower Corp.	1,250	298,825
Gaming and Leisure Properties Inc.	7,249	307,575
Outfront Media Inc.	16,918	369,320
SBA Communications Corp.	4,790	1,329,464
VICI Properties Inc.	15,794	446,023
		2,751,207
Total Common Stock (REITs) (Cost $37,876,427)		47,640,136
Total Investments (Cost $37,876,427)		47,640,136
Other Assets and Liabilities, net - 0.6%		285,823
NET ASSETS - 100.0%		$47,925,959
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:
REIT - Real Estate Investment Trust

See accompanying notes to schedule of investments.

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Real Estate Securities V.I.S. Fund	Investments in Securities
	Common Stock	$47,640,136	$—	$—	$47,640,136

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	140,904	$140,904	$1,928,080	$2,068,984	$—	$—	—	$—	$15
See accompanying notes to schedule of investments.

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended March 31, 2021, the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund and Small-Cap Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.
Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.
Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Credit Default Swaps
During the period ended March 31, 2021, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.